                                                          OMB APPROVAL
                                                     OMB Number: 3235-0578
                                                     Expires: February 28, 2006
                                                     Estimated average burden
                                                     hours per response....20.00

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04550

        The MainStay Funds
--------------------------------------------------------------------------------
                     (Exact name of registrant as specified in charter)

         51 Madison Avenue, New York, New York  10010
--------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip Code)

     Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ  07054
--------------------------------------------------------------------------------
                         (Name and address of agent for service)

Registrant's telephone number, including area code: 973-394-4437

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended July 31, 2004 is filed herewith.

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                               SHARES / PRINCIPAL
                                                     AMOUNT         MARKET VALUE  % NET ASSETS
MAINSTAY BLUE CHIP FUND
COMMON STOCK
AEROSPACE & DEFENSE
General Dynamics Corp.                              30,700          $ 3,033,774       1.19%
L-3 Communications Holdings, Inc.                   60,000          $ 3,669,000       1.44%
United Technologies Corp.                           45,000          $ 4,207,500       1.65%
                                                                    -----------       ----
TOTAL AEROSPACE & DEFENSE                                           $10,910,274       4.28%
                                                                    -----------       ----
AIR FREIGHT & LOGISTICS
C.H. Robinson Worldwide, Inc.                       30,000          $ 1,311,900       0.51%
Expeditors International of Washington, Inc.        25,000          $ 1,160,250       0.45%
United Parcel Service, Inc. Class B                 20,000          $ 1,439,200       0.56%
                                                                    -----------       ----
TOTAL AIR FREIGHT & LOGISTICS                                       $ 3,911,350       1.52%
                                                                    -----------       ----
AUTOMOBILES
Harley-Davidson, Inc.                               45,000          $ 2,694,150       1.05%
                                                                    -----------       ----
TOTAL AUTOMOBILES                                                   $ 2,694,150       1.05%
                                                                    -----------       ----
BEVERAGES
Coca-Cola Co. (The)                                  5,000          $   219,300       0.09%
PepsiCo, Inc.                                       80,000          $ 4,000,000       1.57%
                                                                    -----------       ----
TOTAL BEVERAGES                                                     $ 4,219,300       1.66%
                                                                    -----------       ----
BIOTECHNOLOGY
Affymetrix, Inc.                                     5,000          $   135,050       0.05%
Amgen, Inc. (a)                                    125,800          $ 7,155,504       2.80%

                                               SHARES / PRINCIPAL
                                                     AMOUNT        MARKET VALUE   % NET ASSETS
Cephalon, Inc. (a)                                    5,000        $   252,600        0.10%
Genentech, Inc.                                       5,000        $   243,400        0.10%
Genzyme Corp. (a)                                     5,000        $   256,400        0.10%
Invitrogen Corp. (a)                                 15,000        $   787,200        0.31%
                                                                   -----------        ----
TOTAL BIOTECHNOLOGY                                                $ 8,830,154        3.46%
                                                                   -----------        ----
CAPITAL MARKETS
Charles Schwab Corp. (The)                          194,300        $ 1,705,954        0.67%
Goldman Sachs Group, Inc. (The)                      23,800        $ 2,098,922        0.82%
Merrill Lynch & Co., Inc.                            86,700        $ 4,310,724        1.69%
Northern Trust Corp.                                 79,900        $ 3,206,387        1.26%
State Street Corp.                                  123,400        $ 5,282,754        2.07%
UBS AG                                                5,000        $   333,850        0.13%
                                                                   -----------        ----
TOTAL CAPITAL MARKETS                                              $16,938,591        6.64%
                                                                   -----------        ----
COMMERCIAL BANKS
Fifth Third Bancorp                                  10,000        $   493,600        0.19%
                                                                   -----------        ----
TOTAL COMMERCIAL BANKS                                             $   493,600        0.19%
                                                                   -----------        ----
COMMERCIAL SERVICES & SUPPLIES
Cintas Corp.                                         25,000        $ 1,049,000        0.41%
                                                                   -----------        ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                               $ 1,049,000        0.41%
                                                                   -----------        ----
COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (a)                             199,400        $ 4,159,484        1.63%
QUALCOMM, Inc.                                       41,400        $ 2,859,912        1.12%
                                                                   -----------        ----
TOTAL COMMUNICATIONS EQUIPMENT                                     $ 7,019,396        2.75%
                                                                   -----------        ----
COMPUTERS & PERIPHERALS

                                               SHARES / PRINCIPAL
                                                     AMOUNT         MARKET VALUE  % NET ASSETS
Dell, Inc. (a)                                      109,800         $ 3,894,606        1.52%
                                                                    -----------        ----
TOTAL COMPUTERS & PERIPHERALS                                       $ 3,894,606        1.52%
                                                                    -----------        ----
CONSTRUCTION & ENGINEERING
Fluor Corp.                                          40,000         $ 1,822,000        0.71%
                                                                    -----------        ----
TOTAL CONSTRUCTION & ENGINEERING                                    $ 1,822,000        0.71%
                                                                    -----------        ----
CONSUMER FINANCE
American Express Co.                                 40,000         $ 2,010,000        0.79%
                                                                    -----------        ----
TOTAL CONSUMER FINANCE                                              $ 2,010,000        0.79%
                                                                    -----------        ----
DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                     145,000         $ 6,393,050        2.50%
                                                                    -----------        ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                $ 6,393,050        2.50%
                                                                    -----------        ----
ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.                                    75,000         $ 4,824,000        1.89%
                                                                    -----------        ----
TOTAL ENERGY EQUIPMENT & SERVICES                                   $ 4,824,000        1.89%
                                                                    -----------        ----
FOOD & STAPLES RETAILING
Costco Wholesale Corp.                               15,000         $   609,900        0.24%
Sysco Corp.                                         120,000         $ 4,134,000        1.62%
Walgreen Co.                                        180,000         $ 6,552,000        2.56%
Wal-Mart Stores, Inc.                                85,000         $ 4,505,850        1.76%
Whole Foods Market, Inc.                             25,000         $ 2,058,000        0.81%
Wild Oats Markets, Inc. (a)                           5,000         $    63,000        0.02%
                                                                    -----------        ----
TOTAL FOOD & STAPLES RETAILING                                      $17,922,750        7.01%
                                                                    -----------        ----
HEALTH CARE EQUIPMENT & SUPPLIES
Alcon, Inc.                                          20,000         $ 1,532,000        0.60%
Biomet, Inc.                                         30,000         $ 1,319,700        0.52%

                                               SHARES / PRINCIPAL
                                                     AMOUNT         MARKET VALUE  % NET ASSETS
Edwards Lifesciences Corp. (a)                      15,000           $   527,550       0.21%
Fisher Scientific International, Inc. (a)            5,000           $   291,000       0.11%
Guidant Corp.                                       35,000           $ 1,936,200       0.76%
IDEXX Laboratories, Inc. (a)                        10,000           $   503,900       0.20%
Medtronic, Inc.                                    130,000           $ 6,457,100       2.53%
St. Jude Medical, Inc. (a)                          25,000           $ 1,703,250       0.67%
Stryker Corp.                                       25,000           $ 1,192,000       0.47%
Zimmer Holdings, Inc. (a)                           15,000           $ 1,144,650       0.45%
                                                                     -----------       ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               $16,607,350       6.52%
                                                                     -----------       ----
HEALTH CARE PROVIDERS & SERVICES
Caremark Rx, Inc. (a)                               10,000           $   305,000       0.12%
Express Scripts, Inc. (a)                           10,000           $   656,000       0.26%
UnitedHealth Group, Inc.                            85,000           $ 5,346,500       2.09%
                                                                     -----------       ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                               $ 6,307,500       2.47%
                                                                     -----------       ----
HOTELS, RESTAURANTS & LEISURE
Cheesecake Factory (The) (a)                        40,000           $ 1,670,800       0.65%
Panera Bread Co. Class A(a)                         10,000           $   368,900       0.14%
RARE Hospitality International, Inc. (a)            12,000           $   338,520       0.13%
Starbucks Corp. (a)                                 55,000           $ 2,582,800       1.01%
                                                                     -----------       ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                  $ 4,961,020       1.93%
                                                                     -----------       ----
HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)                          35,000           $ 1,825,250       0.71%
                                                                     -----------       ----
TOTAL HOUSEHOLD PRODUCTS                                             $ 1,825,250       0.71%
                                                                     -----------       ----
INDUSTRIAL CONGLOMERATES
3M Co.                                              45,000           $ 3,706,200       1.45%

                                               SHARES / PRINCIPAL
                                                     AMOUNT         MARKET VALUE  % NET ASSETS
                                                                    -----------        ----
TOTAL INDUSTRIAL CONGLOMERATES                                      $ 3,706,200        1.45%
                                                                    -----------        ----
INSURANCE
American International Group, Inc.                      80,000      $ 5,652,000        2.21%
                                                                    -----------        ----
TOTAL INSURANCE                                                     $ 5,652,000        2.21%
                                                                    -----------        ----
INTERNET & CATALOG RETAIL
Amazon.com, Inc. (a)                                     5,000      $   194,600        0.08%
eBay, Inc. (a)                                          20,000      $ 1,566,600        0.61%
                                                                    -----------        ----
TOTAL INTERNET & CATALOG RETAIL                                     $ 1,761,200        0.69%
                                                                    -----------        ----
INTERNET SOFTWARE & SERVICES
Yahoo!, Inc. (a)                                        40,000      $ 1,232,000        0.48%
                                                                    -----------        ----
TOTAL INTERNET SOFTWARE & SERVICES                                  $ 1,232,000        0.48%
                                                                    -----------        ----
IT SERVICES
CheckFree Corp. (a)                                     40,000      $ 1,201,600        0.47%
Iron Mountain, Inc. (a)                                 45,000      $ 1,452,150        0.57%
                                                                    -----------        ----
TOTAL IT SERVICES                                                   $ 2,653,750        1.04%
                                                                    -----------        ----
MEDIA
Clear Channel Communications, Inc.                      54,000      $ 1,927,800        0.75%
DIRECTV Group, Inc. (The) (a)                          116,402      $ 1,886,876        0.74%
McGraw-Hill Cos., Inc. (The)                            34,400      $ 2,582,064        1.01%
News Corp. Ltd. (The) ADR (b)                           25,000      $   847,500        0.33%
Time Warner, Inc. (a)                                  545,900      $ 9,089,235        3.56%
Viacom, Inc. Class B                                    68,028      $ 2,285,061        0.89%
                                                                    -----------        ----
TOTAL MEDIA                                                         $18,618,536        7.28%
                                                                    -----------        ----
METALS & MINING
Newmont Mining Corp.                                    15,000      $   607,050        0.24%

                                               SHARES / PRINCIPAL
                                                     AMOUNT         MARKET VALUE  % NET ASSETS
                                                                    -----------       ----
TOTAL METALS & MINING                                               $   607,050       0.24%
                                                                    -----------       ----
MULTILINE RETAIL
Target Corp.                                           55,000       $ 2,398,000       0.94%
                                                                    -----------       ----
TOTAL MULTILINE RETAIL                                              $ 2,398,000       0.94%
                                                                    -----------       ----
OIL & GAS
Anadarko Petroleum Corp.                               25,000       $ 1,494,750       0.59%
Apache Corp.                                           61,000       $ 2,838,330       1.11%
BP PLC ADR (b)                                         35,000       $ 1,972,600       0.77%
Burlington Resources, Inc.                             70,000       $ 2,671,900       1.05%
Murphy Oil Corp.                                       62,000       $ 4,795,080       1.88%
Occidental Petroleum Corp.                            105,000       $ 5,173,350       2.03%
Suncor Energy, Inc.                                    10,000       $   289,800       0.11%
                                                                    -----------       ----
TOTAL OIL & GAS                                                     $19,235,810       7.54%
                                                                    -----------       ----
PHARMACEUTICALS
Johnson & Johnson                                      73,200       $ 4,045,764       1.58%
Lilly (Eli) & Co.                                      29,100       $ 1,854,252       0.73%
Pfizer, Inc.                                          191,950       $ 6,134,722       2.40%
                                                                    -----------       ----
TOTAL PHARMACEUTICALS                                               $12,034,738       4.71%
                                                                    -----------       ----
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Analog Devices, Inc.                                   59,500       $ 2,362,150       0.92%
Applied Materials, Inc. (a)                           100,000       $ 1,697,000       0.66%
Intel Corp.                                           194,300       $ 4,737,034       1.85%
KLA-Tencor Corp. (a)                                   45,000       $ 1,854,450       0.73%
Linear Technology Corp.                                90,000       $ 3,519,000       1.38%

                                                         SHARES / PRINCIPAL
                                                               AMOUNT          MARKET VALUE   % NET ASSETS
Microchip Technology, Inc.                                      95,000          $ 2,752,150      1.08%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (a) (b)        365,594          $ 2,603,024      1.02%
Texas Instruments, Inc.                                        136,400          $ 2,909,412      1.14%
Xilinx, Inc. (a)                                                85,000          $ 2,501,550      0.98%
                                                                                -----------      ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                  $24,935,770      9.76%
                                                                                -----------      ----
SOFTWARE
Adobe Systems, Inc.                                             15,000          $   632,700      0.25%
Electronic Arts, Inc. (a)                                       80,000          $ 4,010,400      1.57%
Microsoft Corp.                                                295,200          $ 8,401,392      3.29%
Symantec Corp. (a)                                             120,000          $ 5,611,200      2.20%
VERITAS Software Corp. (a)                                      45,000          $   857,700      0.34%
                                                                                -----------      ----
TOTAL SOFTWARE                                                                  $19,513,392      7.65%
                                                                                -----------      ----
SPECIALTY RETAIL
Bed Bath & Beyond, Inc. (a)                                     70,000          $ 2,477,300      0.97%
Best Buy Co., Inc.                                              10,000          $   481,600      0.19%
Home Depot, Inc. (The)                                          78,450          $ 2,645,334      1.04%
Tiffany & Co.                                                  155,300          $ 5,551,975      2.17%
                                                                                -----------      ----
TOTAL SPECIALTY RETAIL                                                          $11,156,209      4.37%
                                                                                -----------      ----
TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc. (a)                                                 30,000          $ 1,283,700      0.50%
                                                                                -----------      ----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                          $ 1,283,700      0.50%
                                                                                -----------      ----

WIRELESS TELECOMMUNICATION SERVICES
Nextel Communications, Inc. (a)                                100,000          $ 2,276,000      0.89%
Vodafone Group PLC ADR (b)                                     114,700          $ 2,492,431      0.98%

                                                         SHARES / PRINCIPAL
                                                               AMOUNT          MARKET VALUE    % NET ASSETS
                                                                              -------------      ------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                      $  4,768,431        1.87%
                                                                              -------------      ------
TOTAL COMMON STOCK                                                             $252,190,127       98.74%
                                                                              -------------      ------
REPURCHASE AGREEMENT
State Street Bank and Trust Co.
1.26%, dated 7/30/04,
due 8/2/04
Proceeds at maturity
$3,888,408
(Collateralized by $2,970,000
U.S. Treasury Bond, 7.875%,
due 2/15/21, market value
including accrued interest
$3,965,805)                                                 $3,888,000         $  3,888,000        1.52%
                                                                              -------------      ------
TOTAL REPURCHASE AGREEMENT                                                     $  3,888,000        1.52%
                                                                              -------------      ------

TOTAL INVESTMENTS                                                             -------------      ------
   (Cost $253,530,727) (c)                                                    $256,078,127(d)    100.26%

Liabilities in Excess of Cash and Other Assets                                ($    634.278)      -0.26%
                                                                              -------------      ------
NET ASSETS                                                                     $255,443,849      100.00%
                                                                              =============      ======

----------
(a)   Non-income producing security.

(b)   ADR-American Depositary Receipt.

(c)   The cost for federal income tax purposes is $254,935,483.

(d) At July 31, 2004 net unrealized appreciation was $1,142,644 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $28,005,771 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $26,863,127.

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                          SHARES / PRINCIPAL
                                                AMOUNT         MARKET VALUE  % NET ASSETS
MAINSTAY CAPITAL APPRECIATION FUND
COMMON STOCK
AEROSPACE & DEFENSE
L-3 Communications Holdings, Inc.              179,700         $10,988,655      0.75%
United Technologies Corp.                      323,200         $30,219,200      2.06%
                                                               -----------      ----
TOTAL AEROSPACE & DEFENSE                                      $41,207,855      2.81%
                                                               -----------      ----
AIR FREIGHT & LOGISTICS
FedEx Corp.                                    357,400         $29,263,912      1.99%
                                                               -----------      ----
TOTAL AIR FREIGHT & LOGISTICS                                  $29,263,912      1.99%
                                                               -----------      ----
AUTOMOBILES
Harley-Davidson, Inc. (b)                      488,800         $29,264,456      1.99%
                                                               -----------      ----
TOTAL AUTOMOBILES                                              $29,264,456      1.99%
                                                               -----------      ----
BEVERAGES
PepsiCo, Inc.                                  456,500         $22,825,000      1.55%
                                                               -----------      ----
TOTAL BEVERAGES                                                $22,825,000      1.55%
                                                               -----------      ----
BIOTECHNOLOGY
Amgen, Inc. (a)                                433,600         $24,663,168      1.68%
Genentech, Inc. (a)                            251,200         $12,228,416      0.83%
                                                               -----------      ----
TOTAL BIOTECHNOLOGY                                            $36,891,584      2.51%
                                                               -----------      ----
CAPITAL MARKETS
Morgan Stanley (b)                             465,900         $22,982,847      1.57%
                                                               -----------      ----
TOTAL CAPITAL MARKETS                                          $22,982,847      1.57%
                                                               -----------      ----
CHEMICALS
Praxair, Inc. (b)                              661,900         $26,111,955      1.78%
                                                               -----------      ----
TOTAL CHEMICALS                                                $26,111,955      1.78%
                                                               -----------      ----
COMMERCIAL SERVICES & SUPPLIES
Cendant Corp.                                1,055,500         $24,149,840      1.65%
                                                               -----------      ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                           $24,149,840      1.65%
                                                               -----------      ----
COMMUNICATIONS EQUIPMENT
Avaya, Inc. (a) (b)                          1,574,800         $23,070,820      1.57%
Cisco Systems, Inc. (a)                      1,348,400         $28,127,624      1.92%
                                                               -----------      ----
TOTAL COMMUNICATIONS EQUIPMENT                                 $51,198,444      3.49%
                                                               -----------      ----

                                                   SHARES / PRINCIPAL
                                                         AMOUNT         MARKET VALUE       % NET ASSETS
COMPUTERS & PERIPHERALS
Dell, Inc. (a)                                          778,200         $27,602,754             1.88%
Hewlett-Packard Co.                                   1,215,400         $24,490,310             1.67%
International Business Machines Corp.                    70,500         $ 6,138,435             0.42%
                                                                        -----------             ----
TOTAL COMPUTERS & PERIPHERALS                                           $58,231,499             3.97%
                                                                        -----------             ----
CONSUMER FINANCE
American Express Co.                                    576,300         $28,959,075             1.97%
Capital One Financial Corp. (b)                         344,000         $23,846,080             1.62%
                                                                        -----------             ----
TOTAL CONSUMER FINANCE                                                  $52,805,155             3.59%
                                                                        -----------             ----
DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                         530,600         $23,394,154             1.59%
                                                                        -----------             ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                    $23,394,154             1.59%
                                                                        -----------             ----
ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilent Technologies, Inc. (a) (b)                      939,900         $22,379,019             1.52%
                                                                        -----------             ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                $22,379,019             1.52%
                                                                        -----------             ----
ENERGY EQUIPMENT & SERVICES
Baker Hughes, Inc.                                      235,700         $ 9,498,710             0.65%
BJ Services Co.                                         253,300         $12,578,878             0.86%
Weatherford International Ltd. (a)                      222,500         $10,408,550             0.71%
                                                                        -----------             ----
TOTAL ENERGY EQUIPMENT & SERVICES                                       $32,486,138             2.22%
                                                                        -----------             ----
FOOD & STAPLES RETAILING
Sysco Corp. (b)                                         680,400         $23,439,780             1.60%
Walgreen Co.                                            761,400         $27,714,960             1.89%
Wal-Mart Stores, Inc.                                   440,400         $23,345,604             1.59%
                                                                        -----------             ----
TOTAL FOOD & STAPLES RETAILING                                          $74,500,344             5.08%
                                                                        -----------             ----
HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp. (a)                             682,200         $26,100,972             1.78%
Fisher Scientific International, Inc. (a) (b)           334,800         $19,485,360             1.33%
Medtronic, Inc.                                         487,200         $24,199,224             1.65%
                                                                        -----------             ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  $69,785,556             4.76%
                                                                        -----------             ----
HEALTH CARE PROVIDERS & SERVICES
Caremark Rx, Inc. (a)                                   579,400         $17,671,700             1.20%
UnitedHealth Group, Inc. (b)                            489,900         $30,814,710             2.10%
WellPoint Health Networks, Inc. (a)                     260,900         $26,376,990             1.80%
                                                                        -----------             ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                  $74,863,400             5.10%
                                                                        -----------             ----

                                                   SHARES / PRINCIPAL
                                                         AMOUNT         MARKET VALUE    % NET ASSETS
HOTELS, RESTAURANTS & LEISURE
International Game Technology                           693,200         $22,418,088          1.53%
                                                                        -----------          ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                     $22,418,088          1.53%
                                                                        -----------          ----
HOUSEHOLD DURABLES
Lennar Corp.                                            472,800         $20,179,104          1.37%
                                                                        -----------          ----
TOTAL HOUSEHOLD DURABLES                                                $20,179,104          1.37%
                                                                        -----------          ----
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.                                   431,000         $22,929,200          1.56%
                                                                        -----------          ----
TOTAL HOUSEHOLD PRODUCTS                                                $22,929,200          1.56%
                                                                        -----------          ----
INDUSTRIAL CONGLOMERATES
3M Co. (b)                                              199,600         $16,439,056          1.12%
General Electric Co.                                    750,000         $24,937,500          1.70%
                                                                        -----------          ----
TOTAL INDUSTRIAL CONGLOMERATES                                          $41,376,556          2.82%
                                                                        -----------          ----
INTERNET & CATALOG RETAIL
IAC/InterActive Corp. (a) (b)                           804,300         $21,957,390          1.50%
                                                                        -----------          ----
TOTAL INTERNET & CATALOG RETAIL                                         $21,957,390          1.50%
                                                                        -----------          ----
IT SERVICES
First Data Corp.                                        456,900         $20,382,309          1.39%
                                                                        -----------          ----
TOTAL IT SERVICES                                                       $20,382,309          1.39%
                                                                        -----------          ----
MACHINERY
Danaher Corp. (b)                                       583,400         $29,549,210          2.01%
Dover Corp.                                             641,200         $25,442,816          1.73%
Illinois Tool Works, Inc. (b)                           309,100         $27,979,732          1.91%
                                                                        -----------          ----
TOTAL MACHINERY                                                         $82,971,758          5.65%
                                                                        -----------          ----
MEDIA
Gannett Co., Inc.                                       255,300         $21,225,642          1.45%
Omnicom Group, Inc.                                     336,300         $24,220,326          1.65%
Viacom, Inc. Class B                                    346,422         $11,636,315          0.79%
                                                                        -----------          ----
TOTAL MEDIA                                                             $57,082,283          3.89%
                                                                        -----------          ----
MULTILINE RETAIL
Kohl's Corp. (a) (b)                                    503,000         $23,017,280          1.57%
Target Corp.                                            561,800         $24,494,480          1.67%
                                                                        -----------          ----
TOTAL MULTILINE RETAIL                                                  $47,511,760          3.24%
                                                                        -----------          ----

                                                   SHARES / PRINCIPAL
                                                        AMOUNT            MARKET VALUE          % NET ASSETS
PHARMACEUTICALS
Forest Laboratories, Inc. (a)                           402,600         $   20,246,755              1.38%
Johnson & Johnson                                       492,800         $   27,237,056              1.86%
Pfizer, Inc.                                            798,800         $   25,529,648              1.74%
Teva Pharmaceutical Industries Ltd. (b)(c)              875,600         $   25,917,760              1.77%
                                                                        --------------             -----
TOTAL PHARMACEUTICALS                                                   $   98,931,219              6.75%
                                                                        --------------             -----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Analog Devices, Inc.                                    573,100         $   22,752,070              1.55%
Applied Materials, Inc. (a)                           1,023,400         $   17,367,098              1.18%
Intel Corp. (b)                                         998,000         $   24,331,240              1.66%
KLA-Tencor Corp. (a) (b)                                353,500         $   14,567,735              0.99%
Maxim Integrated Products, Inc.                         547,100         $   26,315,510              1.79%
Texas Instruments, Inc.                                 931,200         $   19,862,496              1.35%
                                                                        --------------             -----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                          $  125,196,149              8.52%
                                                                        --------------             -----

SOFTWARE
Electronic Arts, Inc. (a)                               464,200         $   23,270,346              1.59%
Microsoft Corp.                                       1,139,200         $   32,421,632              2.21%
Oracle Corp. (a)                                        717,400         $    7,539,874              0.51%
Symantec Corp. (a) (b)                                  633,900         $   29,641,164              2.02%
VERITAS Software Corp. (a)                              914,600         $   17,432,276              1.19%
                                                                        --------------             -----
TOTAL SOFTWARE                                                          $  110,305,292              7.52%
                                                                        --------------             -----

SPECIALTY RETAIL
Bed Bath & Beyond, Inc. (a) (b)                         667,900         $   23,636,981              1.61%
Lowe's Cos., Inc. (b)                                   466,600         $   22,732,752              1.55%
TJX Cos., Inc. (The)                                  1,033,400         $   24,253,898              1.65%
                                                                        --------------             -----
TOTAL SPECIALTY RETAIL                                                  $   70,623,631              4.81%
                                                                        --------------             -----

TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc. (a)                                         174,800         $    7,479,692              0.51%
NIKE, Inc.                                              103,300         $    7,510,943              0.51%
                                                                        --------------             -----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                  $   14,990,635              1.02%
                                                                        --------------             -----

THRIFTS & MORTGAGE FINANCE
New York Community Bancorp, Inc. (b)                    659,666         $   12,691,973              0.86%
                                                                        --------------             -----
TOTAL THRIFTS & MORTGAGE FINANCE                                        $   12,691,973              0.86%
                                                                        --------------             -----
TOTAL COMMON STOCK                                                      $1,461,888,505             99.60%
                                                                        --------------             -----

                                                   SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE          % NET ASSETS
SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Bavaria TRR Corp.
  1.3631%, due 8/05/04 (d)                              $35,000,000    $34,993,486              2.38%
                                                                       -----------              ----
TOTAL COMMERCIAL PAPER                                                 $34,993,486              2.38%
                                                                       -----------              ----
INVESTMENT COMPANY
AIM Institutional Funds Group (d)                         7,299,487    $ 7,299,497              0.50%
                                                                       -----------              ----
TOTAL INVESTMENT COMPANY                                               $ 7,299,497              0.50%
                                                                       -----------              ----
MASTER NOTE
Banc of America Securities LLC
  1.4124%, due 8/2/04 (d)                               $46,482,000    $46,482,000              3.17%
                                                                       -----------              ----
TOTAL MASTER NOTE                                                      $46,482,000              3.17%
                                                                       -----------              ----
REPURCHASE AGREEMENTS
Countrywide Securities Corp.
  1.3824%, dated 7/30/04
  due 8/2/04 (d)
  Proceeds at Maturity
  $3,650,420
  (Collateralized by Various
  Bonds with a Principal
  Amount of $3,814,412
  and a Market Value of
  $3,723,000)                                           $ 3,650,000    $ 3,650,000              0.25%
CS First Boston LLC
  1.3624%, dated 7/30/04
  due 8/2/04 (d)
  Proceeds at Maturity
  $8,141,924
  (Collateralized by Various
  Bonds with a Principal
  Amount of $8,229,608
  and a Market Value of
  $8,304,069)                                           $ 8,141,000    $ 8,141,000              0.55%
Lehman Brothers, Inc.
  1.3624%, dated 7/30/04
  due 8/2/04 (d)
  Proceeds at Maturity
  $357,041
  (Collateralized by Various
  Bonds with a Principal
  Amount of $455,731
  and a Market Value of
  $374,731)                                             $   357,000    $   357,000              0.02%

                                                        SHARES / PRINCIPAL
                                                             AMOUNT          MARKET VALUE    % NET ASSETS
Merrill Lynch & Co., Inc.
  1.3924%, dated 7/30/04
  due 8/2/04 (d)
  Proceeds at Maturity
  $26,979,130
  (Collateralized by Various
  Bonds with a Principal
  Amount of $26,862,896
  and a Market Value of
  $28,325,128.36)                                            $26,976,000    $   26,976,000        1.83%
Morgan Stanley & Co.
  1.3624%, dated 7/30/04
  due 8/2/04 (d)
  Proceeds at Maturity
  $31,003,520
  (Collateralized by Various
  Bonds with a Principal
  Amount of $55,969,976
  and a Market Value of
  $32,505,691)                                               $31,000,000    $   31,000,000        2.11%
                                                                           ---------------      ------
TOTAL REPURCHASE AGREEMENTS                                                 $   70,124,000        4.76%
                                                                           ---------------      ------
TOTAL SHORT-TERM INVESTMENTS                                                $  158,898,983       10.81%
                                                                           ---------------      ------
TOTAL INVESTMENTS (COST $1,485,242,144) (e)                                 $1,620,787,488(f)   110.41%
                                                                           ---------------      ------
LIABILITIES IN EXCESS OF
  CASH AND OTHER ASSETS                                                    ($  152,879,331)     (10.41%)
                                                                           ---------------      ------
NET ASSETS                                                                  $1,467,908,157      100.00%
                                                                           ===============      ======

(a)   Non-income producing security.

(b)   Represents security, or a portion thereof, which is out on loan.

(c)   ADR-American Depositary Receipt.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)   The cost for federal income tax purposes is $1,487,852,875.

(f) At July 31, 2004 net unrealized appreciation was $132,934,613, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $221,705,632 and aggregate gross unrealized depreciation for all for all investments on which there was an excess of cost over market value of $88,771,019.

PORTFOLIO HOLDINGS
As of July 31, 2004 (unaudited)

                                                                 SHARES / PRINCIPAL
                                                                       AMOUNT          MARKET VALUE              % NET ASSETS
MAINSTAY COMMON STOCK FUND
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                                        20,826         $  1,056,920                  1.16%
Goodrich Corp.                                                           1,613         $     52,149                  0.06%
Honeywell International, Inc.                                            3,575         $    134,456                  0.15%
L-3 Communications Holdings, Inc.                                          495         $     30,269                  0.03%
Northrop Grumman Corp.                                                   1,667         $     87,684                  0.10%
Raytheon Co.                                                             9,852         $    330,534                  0.36%
                                                                                       ------------              --------
TOTAL AEROSPACE & DEFENSE                                                              $  1,692,012                  1.86%
                                                                                       ------------              --------
AIR FREIGHT & LOGISTICS
CNF, Inc.                                                                  924         $     38,125                  0.04%
FedEx Corp.                                                              4,608         $    377,303                  0.41%
J.B. Hunt Transport Services, Inc.                                       2,235         $     85,846                  0.09%
Ryder System, Inc.                                                       1,759         $     75,461                  0.08%
United Parcel Service, Inc. Class B                                      3,776         $    271,721                  0.30%
                                                                                       ------------              --------
TOTAL AIR FREIGHT & LOGISTICS                                                          $    848,456                  0.92%
                                                                                       ------------              --------
AIRLINES
AirTran Holdings, Inc. (a)                                                 189         $      2,107                  0.00% (b)
Alaska Air Group, Inc. (a)                                                 229         $      4,770                  0.01%
Delta Air Lines, Inc. (a)                                                  728         $      3,778                  0.00% (b)
                                                                                       ------------              --------
TOTAL AIRLINES                                                                         $     10,655                  0.01%
                                                                                       ------------              --------
AUTO COMPONENTS
ArvinMeritor, Inc.                                                         109         $      2,166                  0.00% (b)
Bandag, Inc.                                                               353         $     15,761                  0.02%
BorgWarner, Inc.                                                           518         $     24,445                  0.03%
Cooper Tire & Rubber Co.                                                 1,710         $     40,098                  0.04%
Dana Corp.                                                               4,087         $     78,838                  0.09%
Delphi Corp.                                                            11,714         $    111,401                  0.12%
Goodyear Tire & Rubber Co. (The) (a)                                       811         $      8,880                  0.01%
Johnson Controls, Inc.                                                     880         $     49,676                  0.05%

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT         MARKET VALUE       % NET ASSETS
Lear Corp.                                                                   323       $     17,807           0.02%
Visteon Corp.                                                              3,603       $     37,038           0.04%
                                                                                       ------------           ----
TOTAL AUTO COMPONENTS                                                                  $    386,110           0.42%
                                                                                       ------------           ----

AUTOMOBILES
Ford Motor Co.                                                            50,330       $    740,857           0.81%
General Motors Corp.                                                       1,708       $     73,683           0.08%
                                                                                       ------------           ----
TOTAL AUTOMOBILES                                                                      $    814,540           0.89%
                                                                                       ------------           ----

BEVERAGES
Adolph Coors Co. Class B                                                     999       $     68,692           0.08%
Brown-Forman Corp.                                                           569       $     26,464           0.03%
Coca-Cola Co. (The)                                                        9,502       $    416,757           0.46%
Coca-Cola Enterprises, Inc.                                               12,693       $    258,937           0.28%
Constellation Brands, Inc. (a)                                               496       $     18,788           0.02%
Pepsi Bottling Group, Inc. (The)                                           7,138       $    198,794           0.22%
PepsiAmericas, Inc.                                                        3,913       $     73,447           0.08%
PepsiCo, Inc.                                                              3,754       $    187,700           0.21%
                                                                                       ------------           ----
TOTAL BEVERAGES                                                                        $  1,249,579           1.38%
                                                                                       ------------           ----

BIOTECHNOLOGY
Amgen, Inc. (a)                                                            1,142       $     64,957           0.07%
Biogen Idec, Inc. (a)                                                      7,449       $    446,940           0.49%
Charles River Laboratories International, Inc. (a)                           431       $     19,425           0.02%
Protein Design Labs, Inc. (a)                                              1,706       $     27,638           0.03%
                                                                                       ------------           ----
TOTAL BIOTECHNOLOGY                                                                    $    558,960           0.61%
                                                                                       ------------           ----

BUILDING PRODUCTS
American Standard Cos., Inc. (a)                                           1,944       $     73,658           0.08%
Masco Corp.                                                               10,644       $    321,875           0.35%
York International Corp.                                                     361       $     12,844           0.01%
                                                                                       ------------           ----
TOTAL BUILDING PRODUCTS                                                                $    408,377           0.44%
                                                                                       ------------           ----

CAPITAL MARKETS
A.G. Edwards, Inc.                                                         1,086       $     35,296           0.04%
Bank of New York Co., Inc. (The)                                          14,284       $    410,380           0.45%
Bear Stearns Cos., Inc. (The)                                                950       $     79,249           0.09%
E*TRADE Financial Corp. (a)                                                9,611       $    106,394           0.12%
Federated Investors, Inc. Class B                                            475       $     13,352           0.01%
JPMorgan Chase & Co.                                                      27,898       $  1,041,432           1.14%

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE           % NET ASSETS
LaBranche & Co., Inc. (a)                                                      1,090      $      8,927               0.01%
Lehman Brothers Holdings, Inc.                                                 2,486      $    174,268               0.19%
Merrill Lynch & Co., Inc.                                                     10,963      $    545,081               0.60%
Morgan Stanley                                                                 3,145      $    155,143               0.17%
Raymond James Financial, Inc.                                                    980      $     22,903               0.03%
                                                                                          ------------           --------
TOTAL CAPITAL MARKETS                                                                     $  2,592,425               2.85%
                                                                                          ------------           --------

CHEMICALS
Cabot Corp.                                                                    1,407      $     53,578               0.06%
Cytec Industries, Inc.                                                           179      $      8,341               0.01%
Dow Chemical Co. (The)                                                        12,034      $    480,036               0.52%
Eastman Chemical Co.                                                           1,061      $     47,406               0.05%
Engelhard Corp.                                                                2,937      $     86,348               0.09%
FMC Corp. (a)                                                                    977      $     42,940               0.05%
IMC Global, Inc. (a)                                                           1,534      $     20,940               0.02%
International Flavors & Fragrances, Inc.                                          90      $      3,289               0.00%  (b)
Monsanto Co.                                                                   7,259      $    263,211               0.29%
PPG Industries, Inc.                                                           2,171      $    127,981               0.14%
Rohm & Haas Co.                                                                  167      $      6,546               0.01%
Valspar Corp. (The)                                                              237      $     11,613               0.01%
                                                                                          ------------           --------
TOTAL CHEMICALS                                                                           $  1,152,229               1.25%
                                                                                          ------------           --------

COMMERCIAL BANKS
Bank of America Corp.                                                         18,259      $  1,552,198               1.70%
Banknorth Group, Inc.                                                            296      $      9,445               0.01%
BB&T Corp.                                                                     8,223      $    318,477               0.35%
Charter One Financial, Inc.                                                    1,054      $     46,808               0.05%
Fifth Third Bancorp                                                            5,246      $    258,943               0.28%
First Horizon National Corp.                                                   2,436      $    105,601               0.12%
Greater Bay Bancorp                                                              243      $      6,403               0.01%
Hibernia Corp.                                                                   723      $     18,292               0.02%
Huntington Bancshares, Inc.                                                    1,062      $     25,977               0.03%
M&T Bank Corp.                                                                 1,176      $    109,638               0.12%
Marshall & Ilsley Corp.                                                          360      $     13,828               0.02%
National City Corp.                                                           21,439      $    782,524               0.86%
North Fork Bancorporation, Inc.                                                  715      $     27,921               0.03%
Regions Financial Corp.                                                        8,991      $    266,943               0.29%
SouthTrust Corp.                                                                   1      $         39               0.00%  (b)
SunTrust Banks, Inc.                                                           2,633      $    173,646               0.19%

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE       % NET ASSETS
TCF Financial Corp.                                                            1,061      $     64,084           0.07%
U.S. Bancorp                                                                  14,516      $    410,803           0.45%
Unizan Financial Corp.                                                           948      $     25,975           0.03%
Wells Fargo & Co.                                                             18,905      $  1,085,335           1.19%
                                                                                          ------------       --------
TOTAL COMMERCIAL BANKS                                                                    $  5,302,880           5.82%
                                                                                          ------------       --------
COMMERCIAL SERVICES & SUPPLIES
Allied Waste Industries, Inc. (a)                                              7,250      $     66,990           0.07%
Apollo Group, Inc. Class A (a)                                                    43      $      3,593           0.00% (b)
Banta Corp.                                                                      195      $      7,743           0.01%
Brink's Co. (The)                                                              1,497      $     48,428           0.05%
Cendant Corp.                                                                 27,803      $    636,133           0.70%
Copart, Inc. (a)                                                                 813      $     18,090           0.02%
Dun & Bradstreet Corp. (The) (a)                                                 459      $     25,768           0.03%
H&R Block, Inc.                                                                1,629      $     80,032           0.09%
ITT Educational Services, Inc. (a)                                                42      $      1,338           0.00% (b)
Korn/Ferry International (a)                                                     177      $      3,156           0.00% (b)
Pitney Bowes, Inc.                                                             6,382      $    269,320           0.29%
Republic Services, Inc.                                                          694      $     19,848           0.02%
Sotheby's Holdings, Inc. (a)                                                     267      $      4,267           0.00% (b)
United Rentals, Inc. (a)                                                       2,191      $     43,469           0.05%
Viad Corp.                                                                       104      $      2,493           0.00% (b)
Waste Management, Inc.                                                        13,189      $    371,139           0.41%
                                                                                          ------------       --------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                      $  1,601,807           1.74%
                                                                                          ------------       --------
COMMUNICATIONS EQUIPMENT
ADC Telecommunications, Inc. (a)                                                 872      $      2,093           0.00% (b)
Advanced Fibre Communications, Inc. (a)                                          552      $      9,252           0.01%
Andrew Corp. (a)                                                                 853      $      9,255           0.01%
Avaya, Inc. (a)                                                                1,474      $     21,594           0.02%
Cisco Systems, Inc. (a)                                                       52,948      $  1,104,495           1.21%
CommScope, Inc. (a)                                                            1,409      $     29,025           0.03%
Corning, Inc. (a)                                                             11,597      $    143,339           0.16%
Harris Corp.                                                                   1,832      $     86,983           0.10%
JDS Uniphase Corp. (a)                                                         1,262      $      4,354           0.00% (b)
Lucent Technologies, Inc. (a)                                                 45,393      $    138,448           0.15%
Motorola, Inc.                                                                54,555      $    869,061           0.95%
Plantronics, Inc. (a)                                                          1,039      $     40,189           0.04%
Polycom, Inc. (a)                                                                476      $      9,177           0.01%

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE       % NET ASSETS
QUALCOMM, Inc.                                                              14,195        $    980,592            1.07%
                                                                                          ------------           -----
TOTAL COMMUNICATIONS EQUIPMENT                                                            $  3,447,857            3.76%
                                                                                          ------------           -----
COMPUTERS & PERIPHERALS
Dell, Inc. (a)                                                               5,319        $    188,665            0.21%
Hewlett-Packard Co.                                                         36,061        $    726,629            0.79%
International Business Machines Corp.                                       19,508        $  1,698,562            1.86%
Lexmark International, Inc. (a)                                                682        $     60,358            0.07%
NCR Corp. (a)                                                                2,592        $    120,347            0.13%
Storage Technology Corp. (a)                                                 3,068        $     76,547            0.08%
Sun Microsystems, Inc. (a)                                                   3,312        $     13,082            0.01%
                                                                                          ------------           -----
TOTAL COMPUTERS & PERIPHERALS                                                             $  2,884,190            3.15%
                                                                                          ------------           -----
CONSTRUCTION & ENGINEERING
Dycom Industries, Inc. (a)                                                      64        $      1,724            0.00% (b)
Quanta Services, Inc. (a)                                                    2,191        $     13,760            0.02%
                                                                                          ------------           -----
TOTAL CONSTRUCTION & ENGINEERING                                                          $     15,484            0.02%
                                                                                          ------------           -----
CONSTRUCTION MATERIALS
Martin Marietta Materials, Inc.                                                440        $     19,250            0.02%
Vulcan Materials Co.                                                         1,845        $     87,858            0.10%
                                                                                          ------------           -----
TOTAL CONSTRUCTION MATERIALS                                                              $    107,108            0.12%
                                                                                          ------------           -----
CONSUMER FINANCE
AmeriCredit Corp. (a)                                                        4,324        $     82,588            0.09%
Capital One Financial Corp.                                                  6,358        $    440,736            0.48%
MBNA Corp.                                                                   2,236        $     55,207            0.06%
MoneyGram International, Inc. (a)                                              415        $      7,760            0.01%
Providian Financial Corp. (a)                                                6,646        $     91,981            0.10%
                                                                                          ------------           -----
TOTAL CONSUMER FINANCE                                                                    $    678,272            0.74%
                                                                                          ------------           -----
CONTAINERS & PACKAGING
Ball Corp.                                                                   1,094        $     78,964            0.09%
Bemis Co., Inc.                                                                854        $     22,614            0.02%
Longview Fibre Co. (a)                                                         965        $     12,458            0.01%
Pactiv Corp. (a)                                                             1,429        $     33,695            0.04%
Sealed Air Corp. (a)                                                         1,411        $     66,938            0.07%
Sonoco Products Co.                                                          1,760        $     45,601            0.05%
Temple-Inland, Inc.                                                          1,498        $    102,238            0.11%

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE           % NET ASSETS
                                                                                          ------------               ----
TOTAL CONTAINERS & PACKAGING                                                              $    362,508               0.39%
                                                                                          ------------               ----
DISTRIBUTORS
Genuine Parts Co.                                                             365         $     13,771               0.02%
                                                                                          ------------               ----
TOTAL DISTRIBUTORS                                                                        $     13,771               0.02%
                                                                                          ------------               ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                                            33,099         $  1,459,335               1.60%
GATX Corp.                                                                  1,390         $     35,417               0.04%
Principal Financial Group, Inc.                                             8,831         $    300,166               0.33%
                                                                                          ------------               ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                      $  1,794,918               1.97%
                                                                                          ------------               ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                                                3,433         $    178,516               0.20%
AT&T Corp.                                                                  6,923         $    104,537               0.11%
BellSouth Corp.                                                            33,111         $    896,977               0.98%
CenturyTel, Inc.                                                            1,293         $     40,071               0.04%
Cincinnati Bell, Inc. (a)                                                     597         $      2,412               0.00% (b)
Citizens Communications Co. (a)                                             2,920         $     42,048               0.05%
Qwest Communications International, Inc. (a)                               34,449         $    134,006               0.15%
SBC Communications, Inc.                                                   34,813         $    882,162               0.96%
Sprint Corp. (FON Group)                                                   34,058         $    636,204               0.70%
Verizon Communications, Inc.                                               40,966         $  1,578,830               1.73%
                                                                                          ------------               ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                              $  4,495,763               4.92%
                                                                                          ------------               ----
ELECTRIC UTILITIES
Allegheny Energy, Inc. (a)                                                  1,734         $     25,733               0.03%
Alliant Energy Corp.                                                          485         $     12,566               0.01%
Ameren Corp.                                                                  852         $     38,076               0.04%
American Electric Power Co., Inc.                                           8,941         $    278,155               0.30%
CenterPoint Energy, Inc.                                                    8,439         $     97,977               0.11%
DPL, Inc.                                                                   2,280         $     45,486               0.05%
DTE Energy Co.                                                                127         $      5,102               0.01%
Duquesne Light Holdings, Inc.                                               2,094         $     39,722               0.04%
Edison International                                                        8,960         $    240,128               0.26%
Entergy Corp.                                                               3,595         $    206,713               0.23%
FirstEnergy Corp.                                                           3,497         $    136,733               0.15%
FPL Group, Inc.                                                               857         $     57,702               0.06%
Great Plains Energy, Inc.                                                     956         $     27,428               0.03%
IDACORP, Inc.                                                                 747         $     20,542               0.02%

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE           % NET ASSETS
Northeast Utilities                                                        2,425          $     45,348               0.05%
NSTAR                                                                        478          $     22,371               0.02%
OGE Energy Corp.                                                             379          $      9,434               0.01%
Pepco Holdings, Inc.                                                         816          $     14,688               0.02%
PG&E Corp. (a)                                                             5,761          $    164,419               0.18%
Pinnacle West Capital Corp.                                                1,823          $     73,832               0.08%
PNM Resources, Inc.                                                          568          $     11,837               0.01%
PPL Corp.                                                                  4,872          $    225,818               0.25%
Progress Energy, Inc.                                                      3,364          $    141,759               0.16%
Southern Co. (The)                                                           546          $     15,987               0.02%
TECO Energy, Inc.                                                          1,690          $     21,801               0.02%
TXU Corp.                                                                  8,812          $    349,484               0.38%
Xcel Energy, Inc.                                                          6,401          $    109,457               0.12%
                                                                                          ------------           --------
TOTAL ELECTRIC UTILITIES                                                                  $  2,438,298               2.66%
                                                                                          ------------           --------
ELECTRICAL EQUIPMENT
AMETEK, Inc.                                                                 628          $     19,367               0.02%
Hubbell, Inc. Class A                                                         39          $      1,658               0.00% (b)
Hubbell, Inc. Class B                                                      1,020          $     46,104               0.05%
Thomas & Betts Corp. (a)                                                   1,071          $     28,168               0.03%
                                                                                          ------------           --------
TOTAL ELECTRICAL EQUIPMENT                                                                $     95,298               0.10%
                                                                                          ------------           --------
ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilent Technologies, Inc. (a)                                             4,298          $    102,335               0.11%
Arrow Electronics, Inc. (a)                                                2,359          $     55,814               0.06%
Avnet, Inc. (a)                                                            1,869          $     36,296               0.04%
Jabil Circuit, Inc. (a)                                                      931          $     20,249               0.02%
PerkinElmer, Inc.                                                          2,785          $     48,960               0.05%
Sanmina-SCI Corp. (a)                                                      7,999          $     58,713               0.06%
Solectron Corp. (a)                                                        6,600          $     36,300               0.04%
Tech Data Corp. (a)                                                          244          $      9,140               0.01%
Tektronix, Inc.                                                              396          $     12,038               0.01%
Thermo Electron Corp. (a)                                                  2,013          $     51,774               0.06%
Vishay Intertechnology, Inc. (a)                                           3,508          $     54,374               0.06%
Waters Corp. (a)                                                           1,640          $     71,963               0.08%
                                                                                          ------------           --------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                  $    557,956               0.60%
                                                                                          ------------           --------
ENERGY EQUIPMENT & SERVICES
BJ Services Co. (a)                                                          745          $     36,997               0.04%
Hanover Compressor Co. (a)                                                   912          $     10,707               0.01%

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE           % NET ASSETS
Schlumberger Ltd.                                                             262         $     16,852               0.02%
Smith International, Inc. (a)                                                 485         $     28,266               0.03%
Transocean, Inc. (a)                                                        1,502         $     42,657               0.05%
                                                                                          ------------           --------
TOTAL ENERGY EQUIPMENT & SERVICES                                                         $    135,479               0.15%
                                                                                          ------------           --------
FOOD & STAPLES RETAILING
Albertson's, Inc.                                                           8,313         $    202,754               0.22%
BJ's Wholesale Club, Inc. (a)                                                 301         $      7,016               0.01%
Costco Wholesale Corp.                                                      9,520         $    387,083               0.42%
Kroger Co. (The) (a)                                                       16,712         $    264,049               0.29%
Longs Drug Stores Corp.                                                       181         $      3,801               0.00% (b)
Ruddick Corp.                                                                 780         $     15,258               0.02%
Safeway, Inc. (a)                                                          12,176         $    257,279               0.28%
SUPERVALU, Inc.                                                             3,754         $    107,214               0.12%
Wal-Mart Stores, Inc.                                                      30,930         $  1,639,599               1.79%
Whole Foods Market, Inc.                                                      843         $     69,396               0.08%
Winn-Dixie Stores, Inc.                                                     2,319         $     14,656               0.02%
                                                                                          ------------           --------
TOTAL FOOD & STAPLES RETAILING                                                            $  2,968,105               3.25%
                                                                                          ------------           --------
FOOD PRODUCTS
Archer-Daniels-Midland Co.                                                  3,396         $     52,400               0.06%
ConAgra Foods, Inc.                                                         9,924         $    258,024               0.28%
Dean Foods Co. (a)                                                            643         $     23,778               0.03%
H.J. Heinz Co.                                                              4,207         $    155,196               0.17%
Hershey Foods Corp.                                                         1,202         $     58,225               0.06%
Hormel Foods Corp.                                                          1,251         $     37,130               0.04%
Interstate Bakeries Corp.                                                   1,056         $     10,380               0.01%
Kellogg Co.                                                                 3,606         $    150,226               0.16%
Sara Lee Corp.                                                             21,688         $    476,268               0.52%
Smithfield Foods, Inc. (a)                                                  2,033         $     57,615               0.06%
Tyson Foods, Inc.                                                           9,689         $    184,672               0.20%
                                                                                          ------------           --------
TOTAL FOOD PRODUCTS                                                                       $  1,463,914               1.59%
                                                                                          ------------           --------
GAS UTILITIES
Kinder Morgan, Inc.                                                         3,375         $    202,534               0.22%
Nicor, Inc.                                                                   532         $     17,615               0.02%
Sempra Energy                                                               3,095         $    110,646               0.12%
WGL Holdings, Inc.                                                            228         $      6,256               0.01%
                                                                                          ------------           --------
TOTAL GAS UTILITIES                                                                       $    337,051               0.37%
                                                                                          ------------           --------

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE             % NET ASSETS
HEALTH CARE EQUIPMENT & SUPPLIES
Apogent Technologies, Inc. (a)                                              2,462         $     80,015                  0.09%
Applera Corp. Applied Biosystems Group                                      2,544         $     52,635                  0.06%
Bausch & Lomb, Inc.                                                         1,441         $     88,751                  0.10%
Becton, Dickinson & Co.                                                     6,938         $    327,680                  0.36%
C.R. Bard, Inc.                                                             1,654         $     91,301                  0.10%
Cytyc Corp. (a)                                                             1,502         $     36,303                  0.04%
DENTSPLY International, Inc.                                                  373         $     18,139                  0.02%
Hillenbrand Industries, Inc.                                                  259         $     14,709                  0.02%
Hospira, Inc. (a)                                                             307         $      7,955                  0.01%
Millipore Corp. (a)                                                           230         $     12,119                  0.01%
Stryker Corp.                                                               2,654         $    126,543                  0.14%
Zimmer Holdings, Inc. (a)                                                   3,944         $    300,966                  0.33%
                                                                                          ------------             ---------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                    $  1,157,116                  1.28%
                                                                                          ------------             ---------

HEALTH CARE PROVIDERS & SERVICES
Aetna, Inc.                                                                 4,202         $    360,532                  0.39%
AmerisourceBergen Corp.                                                     3,078         $    166,397                  0.18%
Anthem, Inc. (a)                                                              858         $     70,759                  0.08%
Apria Healthcare Group, Inc. (a)                                              635         $     18,637                  0.02%
Cardinal Health, Inc.                                                       1,997         $     88,866                  0.10%
Caremark Rx, Inc. (a)                                                       4,495         $    137,097                  0.15%
CIGNA Corp.                                                                 3,879         $    240,536                  0.26%
Community Health Systems, Inc. (a)                                            897         $     22,075                  0.02%
Covance, Inc. (a)                                                           1,713         $     62,850                  0.07%
Coventry Health Care, Inc. (a)                                              1,182         $     60,412                  0.07%
First Health Group Corp. (a)                                                  872         $     12,225                  0.01%
Health Net, Inc. (a)                                                        1,570         $     37,884                  0.04%
Humana, Inc. (a)                                                              768         $     13,908                  0.02%
LifePoint Hospitals, Inc. (a)                                                 180         $      6,014                  0.01%
Manor Care, Inc.                                                            2,059         $     64,344                  0.07%
Medco Health Solutions, Inc. (a)                                            1,900         $     57,570                  0.06%
Omnicare, Inc.                                                                479         $     13,541                  0.01%
PacifiCare Health Systems, Inc. (a)                                         2,303         $     70,403                  0.08%
Quest Diagnostics, Inc.                                                     1,425         $    116,964                  0.13%
Tenet Healthcare Corp. (a)                                                  8,523         $     95,288                  0.10%
Triad Hospitals, Inc. (a)                                                   2,057         $     70,061                  0.08%
UnitedHealth Group, Inc.                                                   14,438         $    908,181                  0.99%
Universal Health Services, Inc. Class B                                       809         $     36,818                  0.04%

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE             % NET ASSETS
WellPoint Health Networks, Inc. (a)                                         1,395         $    141,034                  0.15%
                                                                                          ------------             ---------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                    $  2,872,396                  3.13%
                                                                                          ------------             ---------
HOTELS, RESTAURANTS & LEISURE
Boyd Gaming Corp.                                                           1,308         $     34,387                  0.04%
Brinker International, Inc. (a)                                             1,277         $     45,729                  0.05%
Caesars Entertainment, Inc. (a)                                             8,333         $    122,745                  0.13%
Carnival Corp.                                                              2,962         $    138,059                  0.15%
CBRL Group, Inc.                                                              744         $     24,716                  0.03%
Darden Restaurants, Inc.                                                      757         $     16,147                  0.02%
GTECH Holdings Corp.                                                        1,093         $     46,311                  0.05%
Harrah's Entertainment, Inc.                                                1,049         $     48,768                  0.05%
International Game Technology                                               5,638         $    182,333                  0.20%
Mandalay Resort Group                                                       1,801         $    121,566                  0.13%
McDonald's Corp.                                                           13,058         $    359,095                  0.39%
Six Flags, Inc. (a)                                                         2,147         $     10,134                  0.01%
Starbucks Corp. (a)                                                         1,840         $     86,406                  0.09%
Starwood Hotels & Resorts Worldwide, Inc.                                   2,086         $     93,870                  0.10%
Yum! Brands, Inc. (a)                                                       4,951         $    190,070                  0.21%
                                                                                          ------------             ---------
TOTAL HOTELS, RESTAURANTS & LEISURE                                                       $  1,520,336                  1.65%
                                                                                          ------------             ---------

HOUSEHOLD DURABLES
American Greetings Corp. (a)                                                1,234         $     28,776                  0.03%
Black & Decker Corp. (The)                                                  1,451         $    101,440                  0.11%
Centex Corp.                                                                2,287         $     97,015                  0.11%
D.R. Horton, Inc.                                                           3,229         $     89,217                  0.10%
Furniture Brands International, Inc.                                        1,260         $     28,955                  0.03%
Harman International Industries, Inc.                                       1,806         $    154,829                  0.17%
Lennar Corp.                                                                3,425         $    146,178                  0.16%
Maytag Corp.                                                                1,815         $     37,207                  0.04%
Mohawk Industries, Inc. (a)                                                   314         $     23,092                  0.03%
Newell Rubbermaid, Inc.                                                     3,754         $     81,087                  0.09%
Pulte Homes, Inc.                                                           1,675         $     91,505                  0.10%
Snap-on, Inc.                                                                 320         $     10,275                  0.01%
Stanley Works (The)                                                         2,228         $     94,467                  0.10%
Toll Brothers, Inc. (a)                                                       553         $     21,977                  0.02%
Tupperware Corp.                                                              810         $     13,908                  0.02%
Whirlpool Corp.                                                             1,618         $    101,028                  0.11%
                                                                                          ------------             ---------
TOTAL HOUSEHOLD DURABLES                                                                  $  1,120,956                  1.23%
                                                                                          ------------             ---------

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE           % NET ASSETS
HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.                                                       3,600         $    191,520               0.21%
Energizer Holdings, Inc. (a)                                                  507         $     19,316               0.02%
Kimberly-Clark Corp.                                                        9,166         $    587,265               0.64%
Procter & Gamble Co. (The)                                                 11,596         $    604,731               0.66%
                                                                                          ------------           --------
TOTAL HOUSEHOLD PRODUCTS                                                                  $  1,402,832               1.53%
                                                                                          ------------           --------
INDUSTRIAL CONGLOMERATES
3M Co.                                                                        466         $     38,380               0.04%
Carlisle Cos., Inc.                                                           145         $      9,206               0.01%
General Electric Co.                                                       91,231         $  3,033,431               3.32%
Textron, Inc.                                                               3,767         $    230,916               0.25%
Tyco International Ltd.                                                    38,091         $  1,180,821               1.29%
                                                                                          ------------           --------
TOTAL INDUSTRIAL CONGLOMERATES                                                            $  4,492,754               4.91%
                                                                                          ------------           --------
INSURANCE
ACE, Ltd.                                                                   6,268         $    254,418               0.28%
AFLAC, Inc.                                                                14,080         $    558,131               0.61%
Allmerica Financial Corp. (a)                                               1,259         $     37,531               0.04%
Allstate Corp. (The)                                                        3,171         $    149,290               0.16%
Ambac Financial Group, Inc.                                                 2,031         $    144,424               0.16%
American Financial Group, Inc.                                              1,632         $     48,454               0.05%
American International Group, Inc.                                         31,461         $  2,222,720               2.43%
AmerUs Group Co.                                                              615         $     23,677               0.03%
Aon Corp.                                                                   8,100         $    214,163               0.23%
Chubb Corp. (The)                                                           1,767         $    121,535               0.13%
Cincinnati Financial Corp.                                                  3,664         $    146,121               0.16%
Everest Re Group Ltd.                                                         266         $     19,546               0.02%
Fidelity National Financial, Inc.                                           4,595         $    166,569               0.18%
First American Corp.                                                        1,926         $     51,732               0.06%
Hartford Financial Services Group, Inc. (The)                               7,284         $    474,188               0.52%
HCC Insurance Holdings, Inc.                                                1,203         $     36,450               0.04%
Horace Mann Educators Corp.                                                   564         $      9,453               0.01%
Lincoln National Corp.                                                      3,823         $    167,065               0.18%
Loews Corp.                                                                 5,091         $    288,304               0.32%
Marsh & McLennan Cos., Inc.                                                   315         $     13,980               0.02%
MBIA, Inc.                                                                    221         $     11,930               0.01%
MetLife, Inc.                                                              18,941         $    675,625               0.74%
Ohio Casualty Corp. (a)                                                     1,724         $     32,238               0.04%

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE           % NET ASSETS
Progressive Corp. (The)                                                     4,770         $    365,478               0.40%
Protective Life Corp.                                                       1,244         $     45,095               0.05%
Prudential Financial, Inc.                                                  3,729         $    173,622               0.19%
SAFECO Corp.                                                                2,585         $    121,650               0.13%
St. Paul Travelers Cos., Inc. (The)                                        15,670         $    580,887               0.64%
StanCorp Financial Group, Inc.                                                272         $     19,122               0.02%
Torchmark Corp.                                                             1,504         $     78,629               0.09%
Unitrin, Inc.                                                               1,866         $     77,719               0.08%
UnumProvident Corp.                                                         5,442         $     86,800               0.09%
W. R. Berkley Corp.                                                         2,299         $     94,121               0.10%
                                                                                          ------------           --------
TOTAL INSURANCE                                                                           $  7,510,667               8.21%
                                                                                          ------------           --------
INTERNET & CATALOG RETAIL
eBay, Inc. (a)                                                              1,174         $     91,959               0.10%
                                                                                          ------------           --------
TOTAL INTERNET & CATALOG RETAIL                                                           $     91,959               0.10%
                                                                                          ------------           --------

INTERNET SOFTWARE & SERVICES

Yahoo!, Inc. (a)                                                            1,744         $     53,716               0.06%
                                                                                          ------------           --------
TOTAL INTERNET SOFTWARE & SERVICES                                                        $     53,716               0.06%
                                                                                          ------------           --------

IT SERVICES
Acxiom Corp.                                                                2,351         $     51,722               0.06%
Affiliated Computer Services, Inc. Class A (a)                                204         $     10,588               0.01%
CheckFree Corp. (a)                                                           900         $     27,036               0.03%
Cognizant Technology Solutions Corp. (a)                                      602         $     16,585               0.02%
Computer Sciences Corp. (a)                                                 1,692         $     79,947               0.09%
Convergys Corp. (a)                                                           682         $      9,030               0.01%
CSG Systems International, Inc. (a)                                           751         $     12,316               0.01%
DST Systems, Inc. (a)                                                       1,267         $     57,725               0.06%
Electronic Data Systems Corp.                                               4,828         $     89,222               0.10%
First Data Corp.                                                              601         $     26,811               0.03%
Gartner, Inc. Class A (a)                                                   1,770         $     22,213               0.02%
MPS Group, Inc. (a)                                                           462         $      4,149               0.00% (b)
Sabre Holdings Corp.                                                        1,295         $     33,061               0.04%
Unisys Corp. (a)                                                            6,094         $     62,402               0.07%
                                                                                          ------------           --------
TOTAL IT SERVICES                                                                         $    502,807               0.55%
                                                                                          ------------           --------

LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.                                                             1,682         $     65,648               0.07%
Eastman Kodak Co.                                                           3,911         $    103,603               0.11%


                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT           MARKET VALUE         % NET ASSETS
Hasbro, Inc.                                                                3,770         $     68,501               0.07%
Mattel, Inc.                                                                2,032         $     35,600               0.04%
                                                                                          ------------           --------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                                        $    273,352               0.29%
                                                                                          ------------           --------
MACHINERY
Cummins, Inc.                                                                 981         $     68,111               0.07%
Deere & Co.                                                                 4,384         $    275,360               0.30%
Eaton Corp.                                                                 3,143         $    203,163               0.22%
Flowserve Corp. (a)                                                         1,211         $     29,004               0.03%
Graco, Inc.                                                                   321         $     10,105               0.01%
Harsco Corp.                                                                  280         $     12,566               0.01%
ITT Industries, Inc.                                                          145         $     11,593               0.01%
Navistar International Corp. (a)                                              326         $     11,720               0.01%
Nordson Corp.                                                                 952         $     39,861               0.04%
PACCAR, Inc.                                                                2,095         $    125,616               0.14%
Parker-Hannifin Corp.                                                         556         $     31,903               0.03%
Pentair, Inc.                                                                 465         $     14,564               0.02%
SPX Corp.                                                                   2,094         $     85,750               0.09%
Tecumseh Products Co.                                                         454         $     18,536               0.02%
Trinity Industries, Inc.                                                      203         $      6,104               0.01%
                                                                                          ------------           --------
TOTAL MACHINERY                                                                           $    943,956               1.01%
                                                                                          ------------           --------
MEDIA
Clear Channel Communications, Inc.                                            474         $     16,922               0.02%
Comcast Corp. Class A (a)                                                   3,760         $    103,024               0.11%
McGraw-Hill Cos., Inc. (The)                                                  858         $     64,401               0.07%
Reader's Digest Association, Inc. (The)                                       916         $     13,080               0.01%
Scholastic Corp. (a)                                                          352         $      9,684               0.01%
Time Warner, Inc. (a)                                                      58,322         $    971,061               1.06%
Viacom, Inc. Class B                                                       11,497         $    386,184               0.42%
Walt Disney Co. (The)                                                      10,400         $    240,136               0.26%
                                                                                          ------------           --------
TOTAL MEDIA                                                                               $  1,804,492               1.96%
                                                                                          ------------           --------
METALS & MINING
Alcoa, Inc.                                                                 1,809         $     57,942               0.06%
Allegheny Technologies, Inc.                                                1,242         $     24,903               0.03%
Arch Coal, Inc.                                                               985         $     33,263               0.04%
Freeport-McMoRan Copper & Gold, Inc.                                        1,774         $     61,824               0.07%
Nucor Corp.                                                                   734         $     61,399               0.07%

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE           % NET ASSETS
Peabody Energy Corp.                                                        1,151         $     64,663               0.07%
Phelps Dodge Corp. (a)                                                      2,083         $    162,348               0.18%
United States Steel Corp.                                                   3,005         $    114,610               0.13%
                                                                                          ------------           --------
TOTAL METALS & MINING                                                                     $    580,952               0.65%
                                                                                          ------------           --------

MULTILINE RETAIL
Dillard's, Inc.                                                             2,305         $     52,530               0.06%
Federated Department Stores, Inc.                                           4,963         $    237,827               0.26%
J.C. Penney Co., Inc. Holding Co.                                           7,586         $    303,440               0.33%
May Department Stores Co. (The)                                             7,943         $    210,728               0.23%
Neiman Marcus Group Inc. (The) Class A                                        231         $     12,601               0.01%
Nordstrom, Inc.                                                             3,780         $    165,942               0.18%
Saks, Inc.                                                                  3,911         $     51,038               0.06%
Sears, Roebuck and Co.                                                      4,193         $    153,799               0.17%
Target Corp.                                                                3,461         $    150,900               0.16%
                                                                                          ------------           --------
TOTAL MULTILINE RETAIL                                                                    $  1,338,805               1.46%
                                                                                          ------------           --------

MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The) (a)                                                        17,160         $    165,594               0.18%
Duke Energy Corp.                                                           8,748         $    188,082               0.21%
Dynegy, Inc. Class A (a)                                                    6,058         $     25,443               0.03%
El Paso Corp.                                                               3,002         $     23,686               0.03%
MDU Resources Group, Inc.                                                   1,058         $     25,868               0.03%
National Fuel Gas Co.                                                         957         $     24,442               0.03%
Questar Corp.                                                               1,137         $     46,594               0.05%
Sierra Pacific Resources (a)                                                3,238         $     26,616               0.03%
Westar Energy, Inc.                                                           342         $      6,898               0.01%
Williams Cos., Inc. (The)                                                   3,301         $     40,108               0.04%
                                                                                          ------------           --------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                 $    573,331               0.64%
                                                                                          ------------           --------

OFFICE ELECTRONICS
Xerox Corp. (a)                                                            21,903         $    303,576               0.33%
                                                                                          ------------           --------
TOTAL OFFICE ELECTRONICS                                                                  $    303,576               0.33%
                                                                                          ------------           --------

OIL & GAS
Amerada Hess Corp.                                                          2,475         $    206,291               0.23%
Anadarko Petroleum Corp.                                                    1,374         $     82,151               0.09%
Ashland, Inc.                                                               1,894         $     99,000               0.11%
Burlington Resources, Inc.                                                  7,905         $    301,734               0.33%
ChevronTexaco Corp.                                                        16,115         $  1,541,400               1.69%

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE           % NET ASSETS
ConocoPhillips                                                             14,357         $  1,130,901               1.24%
Devon Energy Corp.                                                          3,334         $    231,680               0.25%
EOG Resources, Inc.                                                         1,589         $    100,981               0.11%
ExxonMobil Corp.                                                           56,050         $  2,595,115               2.84%
Kerr-McGee Corp.                                                            1,846         $     96,915               0.11%
Marathon Oil Corp.                                                          5,530         $    208,315               0.23%
Newfield Exploration Co. (a)                                                1,036         $     61,196               0.07%
Noble Energy, Inc.                                                            536         $     29,646               0.03%
Occidental Petroleum Corp.                                                  7,122         $    350,900               0.38%
Overseas Shipholding Group, Inc.                                            1,056         $     47,425               0.05%
Pioneer Natural Resources Co.                                               1,081         $     38,970               0.04%
Pogo Producing Co.                                                            563         $     24,986               0.03%
Sunoco, Inc.                                                                2,101         $    143,225               0.16%
Unocal Corp.                                                                2,452         $     95,040               0.10%
Valero Energy Corp.                                                         3,499         $    262,146               0.29%
Western Gas Resources, Inc.                                                   686         $     23,112               0.03%
XTO Energy, Inc.                                                            5,579         $    166,812               0.18%
                                                                                          ------------           --------
TOTAL OIL & GAS                                                                           $  7,837,941               8.59%
                                                                                          ------------           --------
PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                                                       6,994         $    234,998               0.26%
Louisiana-Pacific Corp.                                                     2,973         $     70,401               0.08%
Potlatch Corp.                                                                817         $     32,754               0.04%
Rayonier, Inc.                                                                631         $     27,751               0.03%
Weyerhaeuser Co.                                                            2,946         $    182,652               0.20%
                                                                                          ------------           --------
TOTAL PAPER & FOREST PRODUCTS                                                             $    548,556               0.61%
                                                                                          ------------           --------
PERSONAL PRODUCTS
Avon Products, Inc.                                                         4,398         $    189,158               0.21%
Gillette Co. (The)                                                         17,066         $    665,234               0.73%
                                                                                          ------------           --------
TOTAL PERSONAL PRODUCTS                                                                   $    854,392               0.94%
                                                                                          ------------           --------

PHARMACEUTICALS
Abbott Laboratories                                                         3,069         $    120,765               0.13%
IVAX Corp.                                                                     24         $        572               0.00% (b)
Johnson & Johnson                                                          15,270         $    843,973               0.92%
King Pharmaceuticals, Inc. (a)                                              3,388         $     38,250               0.04%
Lilly (Eli) & Co.                                                           3,876         $    246,979               0.27%
Merck & Co., Inc.                                                          23,357         $  1,059,239               1.16%

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE           % NET ASSETS
Perrigo Co.                                                                   935         $     15,578               0.02%
Pfizer, Inc.                                                               84,927         $  2,714,267               2.97%
Sepracor, Inc. (a)                                                          1,574         $     72,357               0.08%
Valeant Pharmaceuticals International                                         791         $     13,850               0.02%
Wyeth                                                                       9,268         $    328,087               0.36%
                                                                                          ------------           --------
TOTAL PHARMACEUTICALS                                                                     $  5,453,917               5.97%
                                                                                          ------------           --------
REAL ESTATE
Equity Office Properties Trust                                              5,311         $    137,820               0.15%
Hospitality Properties Trust                                                  284         $     11,326               0.01%
Mack-Cali Realty Corp.                                                         88         $      3,599               0.00% (b)
                                                                                          ------------           --------
TOTAL REAL ESTATE                                                                         $    152,745               0.16%
                                                                                          ------------           --------
ROAD & RAIL
Burlington Northern Santa Fe Corp.                                          5,165         $    183,254               0.20%
Norfolk Southern Corp.                                                      7,208         $    192,381               0.21%
Swift Transportation Co., Inc. (a)                                          1,144         $     22,851               0.02%
Union Pacific Corp.                                                           822         $     46,312               0.05%
Werner Enterprises, Inc.                                                    1,808         $     36,033               0.04%
                                                                                          ------------           --------
TOTAL ROAD & RAIL                                                                         $    480,831               0.52%
                                                                                          ------------           --------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc. (a)                                            7,344         $     91,727               0.10%
Analog Devices, Inc.                                                        1,249         $     49,585               0.05%
Atmel Corp. (a)                                                            11,617         $     49,721               0.05%
Broadcom Corp. (a)                                                          5,864         $    207,352               0.23%
Cypress Semiconductor Corp. (a)                                               914         $     10,365               0.01%
Fairchild Semiconductor International, Inc. (a)                             1,620         $     23,798               0.03%
Intel Corp.                                                                42,796         $  1,043,366               1.14%
International Rectifier Corp. (a)                                             608         $     23,834               0.03%
LSI Logic Corp. (a)                                                           310         $      1,578               0.00% (b)
Micron Technology, Inc. (a)                                                   936         $     12,664               0.01%
National Semiconductor Corp. (a)                                            1,774         $     30,424               0.03%
PMC-Sierra, Inc. (a)                                                          819         $      9,730               0.01%
Silicon Laboratories, Inc. (a)                                                255         $      8,999               0.01%
Texas Instruments, Inc.                                                    12,563         $    267,969               0.29%
TriQuint Semiconductor, Inc. (a)                                              947         $      3,835               0.00% (b)
                                                                                          ------------           --------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                            $  1,834,947               1.99%
                                                                                          ------------           --------
SOFTWARE

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE           % NET ASSETS
Activision, Inc. (a)                                                        3,066         $     44,916               0.05%
Autodesk, Inc.                                                              3,092         $    124,299               0.14%
BMC Software, Inc. (a)                                                      6,158         $     96,556               0.11%
Citrix Systems, Inc. (a)                                                      611         $     10,766               0.01%
Computer Associates International, Inc.                                     6,734         $    169,966               0.19%
Compuware Corp. (a)                                                         7,103         $     35,090               0.04%
Microsoft Corp.                                                            79,704         $  2,268,376               2.48%
Novell, Inc. (a)                                                            1,764         $     12,066               0.01%
Oracle Corp. (a)                                                            2,966         $     31,173               0.03%
Parametric Technology Corp. (a)                                               368         $      1,671               0.00% (b)
Reynolds & Reynolds Co. (The)                                               1,510         $     33,371               0.04%
RSA Security, Inc. (a)                                                      1,639         $     30,518               0.03%
Sybase, Inc. (a)                                                              223         $      3,249               0.00% (b)
Symantec Corp. (a)                                                          5,530         $    258,584               0.28%
Transaction Systems Architects, Inc.  Class A (a)                             504         $      8,618               0.01%
                                                                                          ------------           --------
TOTAL SOFTWARE                                                                            $  3,129,219               3.42%
                                                                                          ------------           --------
SPECIALTY RETAIL
Abercrombie & Fitch Co.                                                     1,308         $     48,239               0.05%
American Eagle Outfitters, Inc. (a)                                         1,314         $     43,060               0.05%
AnnTaylor Stores Corp. (a)                                                  1,443         $     38,730               0.04%
AutoNation, Inc. (a)                                                        4,739         $     76,393               0.08%
AutoZone, Inc. (a)                                                          2,364         $    182,501               0.20%
Barnes & Noble, Inc. (a)                                                    1,878         $     64,566               0.07%
Best Buy Co., Inc.                                                            654         $     31,497               0.03%
Boise Cascade Corp.                                                           867         $     27,960               0.03%
Borders Group, Inc.                                                         1,834         $     41,944               0.05%
Circuit City Stores, Inc.                                                   1,915         $     27,002               0.03%
Claire's Stores, Inc.                                                       1,758         $     40,522               0.04%
Gap, Inc. (The)                                                            21,494         $    487,914               0.53%
Home Depot, Inc. (The)                                                      3,277         $    110,500               0.12%
Limited Brands                                                             11,396         $    232,934               0.25%
Payless ShoeSource, Inc. (a)                                                1,553         $     20,095               0.02%
PETsMART, Inc.                                                                679         $     21,056               0.02%
RadioShack Corp.                                                            3,736         $    104,421               0.11%
Rent-A-Center, Inc. (a)                                                     1,835         $     53,839               0.06%
Sherwin-Williams Co. (The)                                                  1,360         $     54,917               0.06%
Staples, Inc.                                                               1,311         $     37,862               0.04%
Toys "R" Us, Inc. (a)                                                       5,750         $     94,645               0.10%

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE           % NET ASSETS
                                                                                          ------------           --------
TOTAL SPECIALTY RETAIL                                                                    $  1,840,597               1.98%
                                                                                          ------------           --------
TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc. (a)                                                             1,314         $     56,226               0.06%
Jones Apparel Group, Inc.                                                     589         $     21,999               0.02%
NIKE, Inc.                                                                    758         $     55,114               0.06%
Reebok International Ltd.                                                     532         $     18,119               0.02%
Timberland Co. (The) Class A (a)                                              627         $     36,392               0.04%
                                                                                          ------------           --------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                                    $    187,850               0.20%
                                                                                          ------------           --------
THRIFTS & MORTGAGE FINANCE
Astoria Financial Corp.                                                       376         $     12,844               0.01%
Countrywide Financial Corp.                                                 7,594         $    547,529               0.60%
Federal Home Loan Mortgage Corp.                                            6,163         $    396,343               0.43%
Federal National Mortgage Association                                      11,574         $    821,291               0.90%
Golden West Financial Corp.                                                 1,639         $    175,225               0.19%
GreenPoint Financial Corp.                                                  1,495         $     60,741               0.07%
IndyMac Bancorp, Inc.                                                         503         $     16,710               0.02%
MGIC Investment Corp.                                                       1,349         $     95,779               0.10%
Sovereign Bancorp, Inc.                                                     1,235         $     26,886               0.03%
Washington Mutual, Inc.                                                     7,156         $    277,652               0.30%
                                                                                          ------------           --------
TOTAL THRIFTS & MORTGAGE FINANCE                                                          $  2,431,000               2.65%
                                                                                          ------------           --------
TOBACCO
Altria Group, Inc.                                                         18,172         $    864,987               0.95%
Reynolds American, Inc.                                                     2,328         $    167,500               0.18%
                                                                                          ------------           --------
TOTAL TOBACCO                                                                             $  1,032,487               1.13%
                                                                                          ------------           --------
TRADING COMPANIES & DISTRIBUTORS
Grainger (W.W.), Inc.                                                         422         $     22,345               0.02%
                                                                                          ------------           --------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                                    $     22,345               0.02%
                                                                                          ------------           --------
WIRELESS TELECOMMUNICATION SERVICES
AT&T Wireless Services, Inc. (a)                                           10,083         $    145,598               0.16%
Nextel Communications, Inc. Class A (a)                                    13,596         $    309,445               0.34%
Telephone & Data Systems, Inc.                                                806         $     61,175               0.07%
                                                                                          ------------           --------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                 $    516,218               0.57%
                                                                                          ------------           --------
TOTAL COMMON STOCK                                                                        $ 91,281,050              99.74%
                                                                                          ------------           --------

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE           % NET ASSETS
INVESTMENT COMPANIES
CAPITAL MARKETS
DIAMONDS Trust Series I                                                    3,783          $    384,920               0.42%
                                                                                          ------------           --------
TOTAL CAPITAL MARKETS                                                                     $    384,920               0.42%
                                                                                          ------------           --------
TOTAL INVESTMENT COMPANIES                                                                $    384,920               0.42%
                                                                                          ------------           --------
TOTAL INVESTMENTS

(COST $91,705,619) (c)                                                                    $ 91,665,970(d)          100.16%
                                                                                          ------------           --------

Liabilities in Excess of Cash and Other Assets                                           ($    211,603)             -0.16%
                                                                                          ------------           --------
NET ASSETS                                                                                $ 91,454,367             100.00%
                                                                                          ============           ========

------------------

(a)   Non-income producing security.

(b)   Less than one hundredth of a percent.

(c)   The cost for federal income tax purposes is $91,998,175.

(d) At July 31, 2004, net unrealized depreciation was $332,205 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,695,515 and aggregate unrealized depreciation for all investments on which there was an excess of cost over market value of $4,027,720.

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                                    SHARES / PRINCIPAL
                                                          AMOUNT        MARKET VALUE     % NET ASSETS
MAINSTAY CONVERTIBLE FUND
COMMON STOCKS
AUTO COMPONENTS
Goodyear Tire & Rubber Co. (The) (a)(d)                  312,600        $  3,422,970         0.60%
                                                                        ------------         ----
TOTAL AUTO COMPONENTS                                                   $  3,422,970         0.60%
                                                                        ------------         ----

CAPITAL MARKETS
Bank of New York Co., Inc. (The)                         103,900        $  2,985,047         0.52%
JPMorgan Chase & Co.                                      55,440        $  2,069,575         0.36%
Merrill Lynch & Co., Inc.                                 99,900        $  4,967,028         0.87%
S&P 500 Index-SPDR Trust, Series 1 (d)(e)                 39,200        $  4,344,144         0.76%
                                                                        ------------         ----
TOTAL CAPITAL MARKETS                                                   $ 14,365,794         2.51%
                                                                        ------------         ----

COMMUNICATIONS EQUIPMENT
Motorola, Inc.                                            52,600        $    837,918         0.15%
                                                                        ------------         ----
TOTAL COMMUNICATIONS EQUIPMENT                                          $    837,918         0.15%
                                                                        ------------         ----

CONTAINERS & PACKAGING
Packaging Corp of America                                 47,700        $  1,114,272         0.20%
Smurfit-Stone Container Corp. (a)                        357,600        $  6,654,936         1.16%
                                                                        ------------         ----
TOTAL CONTAINERS & PACKAGING                                            $  7,769,208         1.36%
                                                                        ------------         ----

DIVERSIFIED FINANCIAL SERVICES
Chicago Mercantile Exchange (The)                          6,000        $    753,000         0.13%
Citigroup, Inc.                                          111,870        $  4,932,348         0.86%
                                                                        ------------         ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                    $  5,685,348         0.99%
                                                                        ------------         ----

ENERGY EQUIPMENT & SERVICES
Cooper Cameron Corp. (a)                                  65,700        $  3,356,613         0.59%
Grant Prideco, Inc. (a)                                   94,000        $  1,775,660         0.31%
Halliburton Co. (d)                                      143,100        $  4,543,425         0.79%
Input/Output, Inc. (a)(d)                                159,600        $  1,536,948         0.27%
Tidewater, Inc.                                           31,800        $    965,130         0.17%
Transocean, Inc. (a)                                      92,700        $  2,632,680         0.46%
                                                                        ------------         ----
TOTAL ENERGY EQUIPMENT & SERVICES                                       $ 14,810,456         2.59%
                                                                        ------------         ----

                                                    SHARES / PRINCIPAL
                                                          AMOUNT        MARKET VALUE     % NET ASSETS
HOTELS, RESTAURANTS & LEISURE

FHC Delaware, Inc. (a)                                       54,216     $        542         0.00% (b)
                                                                        ------------        -----
TOTAL HOTELS, RESTAURANTS & LEISURE                                     $        542         0.00%
                                                                        ------------        -----

MEDIA
Clear Channel Communications, Inc.                           48,700     $  1,738,590         0.30%
Time Warner, Inc. (a)                                        58,700     $    977,355         0.17%
XM Satellite Radio Holdings, Inc. Class A (a)                22,200     $    585,858         0.10%
                                                                        ------------        -----
TOTAL MEDIA                                                             $  3,301,803         0.57%
                                                                        ------------        -----

PAPER & FOREST PRODUCTS
Bowater, Inc.                                               119,200     $  4,446,160         0.78%
International Paper Co.                                      36,000     $  1,556,280         0.27%
                                                                        ------------        -----
TOTAL PAPER & FOREST PRODUCTS                                           $  6,002,440         1.05%
                                                                        ------------        -----

SOFTWARE
Microsoft Corp.                                             130,300     $  3,708,338         0.65%
                                                                        ------------        -----
TOTAL SOFTWARE                                                          $  3,708,338         0.65%
                                                                        ------------        -----
TOTAL COMMON STOCKS                                                     $ 59,904,817        10.47%
                                                                        ------------        -----

CONVERTIBLE BONDS
AEROSPACE & DEFENSE
Lockheed Martin Corp.                                  $  7,465,000     $  7,705,000         1.35%
  1.00%, due 8/15/33 (d)(f)
                                                                        ------------        -----
TOTAL AEROSPACE & DEFENSE                                               $  7,705,000         1.35%
                                                                        ------------        -----

AIR FREIGHT & LOGISTICS
Lehman Brothers Holdings, Inc. Series BSKT             $  9,360,000     $  8,517,600         1.49%
  0.25%, due 1/13/11
                                                                        ------------        -----
TOTAL AIR FREIGHT & LOGISTICS                                           $  8,517,600         1.49%
                                                                        ------------        -----

AUTO COMPONENTS
Goodyear Tire & Rubber Co. (The)                       $  6,110,000     $  7,118,150         1.24%
  4.00%, due 6/15/34 (c)
                                                                        ------------        -----
TOTAL AUTO COMPONENTS                                                   $  7,118,150         1.24%
                                                                        ------------        -----

BIOTECHNOLOGY
Genzyme Corp.                                          $  3,100,000     $  3,193,000         0.56%
  1.25%, due 12/1/23

                                                    SHARES / PRINCIPAL
                                                          AMOUNT        MARKET VALUE     % NET ASSETS
                                                                        ------------         ----
TOTAL BIOTECHNOLOGY                                                     $  3,193,000         0.56%
                                                                        ------------         ----

CAPITAL MARKETS
Affiliated Managers Group, Inc.                        $  3,650,000     $  3,499,438         0.61%
  0.00%, due 5/7/21 (g)
Credit Suiss First Boston New York                     $  6,600,000     $  5,981,250         1.05%
  0.50%, due 3/21/11 (c)
Lehman Brothers Holdings, Inc.                         $  5,100,000     $  5,743,875         1.00%
  Series DIA (Diamonds Trust)
  0.25%, due 10/2/07 (h)
Merrill Lynch & Co., Inc.                              $  2,500,000     $  2,493,750         0.44%
  0.00%, due 3/13/32 (f)
Merrill Lynch & Co., Inc.                              $  3,940,000     $  4,393,100         0.77%
  Series DIA (Diamonds Trust)
  0.25%, due 5/17/10 (c)(h)
Morgan Stanley & Co.                                   $  6,325,000     $  5,992,938         1.05%
  Series JPM (J.P. Morgan Chase & Co.)
  0.30%, due 1/30/11 (h)
Morgan Stanley & Co.                                   $  5,675,000     $  5,369,969         0.94%
  Series JPM (J.P. Morgan Chase & Co.)
  0.30%, due 7/30/11 (h)
                                                                        ------------         ----
TOTAL CAPITAL MARKETS                                                   $ 33,474,320         5.86%
                                                                        ------------         ----

COMMERCIAL BANKS
Wells Fargo & Co.                                      $  5,345,000     $  5,318,275         0.93%
  0.929%, due 5/1/33 (f)
                                                                        ------------         ----
TOTAL COMMERCIAL BANKS                                                  $  5,318,275         0.93%
                                                                        ------------         ----

COMMERCIAL SERVICES & SUPPLIES
Waste Connections, Inc.                                $  5,295,000     $  5,786,329         1.01%
  1.679%, due 5/1/22 (f)
                                                                        ------------         ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    $  5,786,329         1.01%
                                                                        ------------         ----

COMMUNICATIONS EQUIPMENT
Avaya, Inc.                                            $  3,590,000     $  2,167,463         0.38%
  0.00%, due 10/31/21 (d)
Brocade Communications Systems, Inc.                   $  2,445,000     $  2,234,118         0.39%
  2.00%, due 1/1/07
CIENA Corp.                                            $  4,335,000     $  3,803,964         0.66%
  3.75%, due 2/1/08
Corning, Inc.                                          $  2,755,000     $  3,705,475         0.65%
  3.50%, due 11/1/08 (d)
Extreme Networks, Inc.                                 $  2,260,000     $  2,178,076         0.38%
  3.50%, due 12/1/06
                                                                        ------------         ----
TOTAL COMMUNICATIONS EQUIPMENT                                          $ 14,089,096         2.46%
                                                                        ------------         ----

DIVERSIFIED TELECOMMUNICATION SERVICES

                                                      SHARES / PRINCIPAL
                                                            AMOUNT        MARKET VALUE     % NET ASSETS
At Home Corp.                                            $  9,147,056     $  1,234,853         0.22%
  4.75%, due 12/15/06 (i)
Corecomm Ltd.                                            $  1,500,000     $     37,500         0.01%
  6.00%, due 10/1/06 (i)(j)
                                                                          ------------        -----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                              $  1,272,353         0.23%
                                                                          ------------        -----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilent Technologies, Inc.                               $  3,115,000     $  3,185,088         0.56%
  3.00%, due 12/1/21 (d)
Flextronics International Ltd.                           $  2,090,000     $  2,267,650         0.40%
  1.00%, due 8/1/10
FLIR Systems, Inc.                                       $  2,570,000     $  4,156,975         0.73%
  3.00%, due 6/1/23
                                                                          ------------        -----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                  $  9,609,713         1.69%
                                                                          ------------        -----

ENERGY EQUIPMENT & SERVICES
BJ Services Co.                                          $  16,525,00     $ 14,397,406         2.52%
  0.395%, due 4/24/22
Cooper Cameron Corp.                                     $  6,280,000     $  6,460,550         1.13%
  1.50%, due 5/15/24
Halliburton Co.                                          $  5,225,000     $  5,773,625         1.01%
  3.125%, due 7/15/23
Lehman Brothers Holdings, Inc.                           $  11,530,00     $ 13,418,038         2.35%
  Series HAL (Halliburton Co.)
  0.25%, due 9/25/10 (h)
Pride International, Inc.                                $  14,557,50     $ 17,196,046         3.01%
  2.50%, due 3/1/07 (d)
Schlumberger Ltd. Series A                               $  22,490,00     $ 24,232,975         4.24%
  1.50%, due 6/1/23 (d)
                                                                          ------------        -----
TOTAL ENERGY EQUIPMENT & SERVICES                                         $ 81,478,640        14.26%
                                                                          ------------        -----

FOOD & STAPLES RETAILING
SUPERVALU, Inc.                                          $  27,180,00     $  9,003,376         1.57%
  0.00%, due 11/2/31 (d)(g)
Whole Foods Market, Inc.                                 $  15,075,00     $ 13,322,530         2.33%
  0.00%, due 3/2/18
Wild Oats Markets, Inc.                                  $  1,625,000     $  1,643,282         0.29%
3.25%, due 5/15/34 -- 0.00%, beginning 5/15/11 (c)
                                                                          ------------        -----
TOTAL FOOD & STAPLES RETAILING                                            $ 23,969,188         4.19%
                                                                          ------------        -----

FOOD PRODUCTS
General Mills, Inc.                                      $  2,850,000     $  2,012,812         0.35%
  0.00%, due 10/28/22
                                                                          ------------        -----
TOTAL FOOD PRODUCTS                                                       $  2,012,812         0.35%
                                                                          ------------        -----

                                                    SHARES / PRINCIPAL
                                                          AMOUNT        MARKET VALUE     % NET ASSETS
HEALTH CARE EQUIPMENT & SUPPLIES
ALZA Corp.                                             $  7,025,000     $  5,400,469         0.94%
  0.00%, due 7/28/20
Fisher Scientific International, Inc.                  $  3,315,000     $  4,719,730         0.83%
  2.50%, due 10/1/23
Fisher Scientific International, Inc.                  $  1,555,000     $  1,665,794         0.29%
  3.25%, due 3/1/24 (d)
Medtronic, Inc.                                        $  6,935,000     $  7,091,038         1.24%
  1.25%, due 9/15/21
                                                                        ------------         ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  $ 18,877,031         3.30%
                                                                        ------------         ----

HEALTH CARE PROVIDERS & SERVICES
Health Management Associates, Inc.                     $  2,779,000     $  2,848,475         0.50%
  1.50%, due 8/1/23
Quest Diagnostics, Inc.                                $  5,475,000     $  5,714,531         1.00%
  1.75%, due 11/30/21 (d)
                                                                        ------------         ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                  $  8,563,006         1.50%
                                                                        ------------         ----

HOTELS, RESTAURANTS & LEISURE
Brinker International, Inc.                            $  10,620,00     $  7,181,774         1.26%
  0.00%, due 10/10/21
Goldman Sachs Group, Inc.(The)                         $  5,380,000     $  5,285,850         0.92%
  Series MCD (McDonald's Corp.)
  0.00%, due 8/27/09 (h)
International Game Technology                          $  8,859,000     $  6,611,029         1.16%
  0.00%, due 1/29/33
                                                                        ------------         ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                     $ 19,078,653         3.34%
                                                                        ------------         ----

HOUSEHOLD PRODUCTS
Merrill Lynch & Co., Inc.                              $  4,520,000     $  4,926,800         0.86%
  Series PG (Proctor & Gamble Co., The)
  0.40%, due 4/15/10 (c)(h)
                                                                        ------------         ----
TOTAL HOUSEHOLD PRODUCTS                                                $  4,926,800         0.86%
                                                                        ------------         ----

INDUSTRIAL CONGLOMERATES
Tyco International Group S.A.                          $  11,645,00     $ 16,594,125         2.90%
  2.75%, due 1/15/18
Tyco International Group S.A.                          $  5,010,000     $  7,690,350         1.34%
  3.125%, due 1/15/23
                                                                        ------------         ----
TOTAL INDUSTRIAL CONGLOMERATES                                          $ 24,284,475         4.24%
                                                                        ------------         ----

INSURANCE
American International Group, Inc.                     $  3,920,000     $  3,753,400         0.66%
  0.50%, due 5/15/07

                                                    SHARES / PRINCIPAL
                                                          AMOUNT        MARKET VALUE     % NET ASSETS
                                                                        ------------         ----
TOTAL INSURANCE                                                         $  3,753,400         0.66%
                                                                        ------------         ----

INTERNET SOFTWARE & SERVICES
Ask Jeeves, Inc.                                       $    510,000     $    940,950         0.16%
  0.00%, due 6/1/08
                                                                        ------------         ----
TOTAL INTERNET SOFTWARE & SERVICES                                      $    940,950         0.16%
                                                                        ------------         ----

IT SERVICES
DST Systems, Inc.                                      $  3,550,000     $  4,348,750         0.76%
  4.125%, due 8/15/23 (d)
                                                                        ------------         ----
TOTAL IT SERVICES                                                       $  4,348,750         0.76%
                                                                        ------------         ----

MACHINERY
Navistar Financial Corp.                               $  6,970,000     $  6,760,900         1.18%
  4.75%, due 4/1/09 (d)
Wabash National Corp.                                  $    945,000     $  1,580,512         0.28%
  3.25%, due 8/1/08
                                                                        ------------         ----
TOTAL MACHINERY                                                         $  8,341,412         1.46%
                                                                        ------------         ----

MEDIA
Lamar Advertising Co.                                  $  2,970,000     $  3,129,637         0.55%
  2.875%, due 12/31/10 (d)
Lehman Brothers, Inc.                                  $  5,685,000     $  4,988,588         0.87%
  Series VIA (Viacom, Inc.)
  0.25%, due 9/30/10 (h)
Liberty Media Corp.                                    $  2,460,000     $  2,696,775         0.47%
  0.75%, due 3/30/23
Sirius Satellite Radio, Inc.                           $    890,000     $    806,562         0.14%
  2.50%, due 2/15/09 (c)
Walt Disney Co. (The)                                  $  4,470,000     $  4,637,625         0.81%
  2.125%, due 4/15/23 (d)
                                                                        ------------         ----
TOTAL MEDIA                                                             $ 16,259,187         2.84%
                                                                        ------------         ----

METALS & MINING
Freeport-McMoRan Copper & Gold, Inc.                   $  1,630,000     $  2,373,687         0.41%
  7.00%, due 2/11/11
                                                                        ------------         ----
TOTAL METALS & MINING                                                   $  2,373,687         0.41%
                                                                        ------------         ----

MULTI-UTILITIES & UNREGULATED POWER
Calpine Corp.                                          $  3,565,000     $  2,892,106         0.51%
  4.75%, due 11/15/23 (c)
Reliant Energy, Inc.                                   $  3,470,000     $  4,454,612         0.78%
  5.00%, due 8/15/10 (d)

                                                    SHARES / PRINCIPAL
                                                          AMOUNT        MARKET VALUE     % NET ASSETS
TXU Corp.                                              $  4,445,000     $  6,192,463         1.08%
  2.64%, due 7/15/33 (d)(f)
                                                                        ------------         ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                               $ 13,539,181         2.37%
                                                                        ------------         ----

OIL & GAS
Citigroup Global Markets Holding, Inc.                 $  3,115,000     $  4,281,567         0.74%
  Series XOI (American Stock Exchange Oil Index)
  0.25%, due 2/18/10 (h)
                                                                        ------------         ----
TOTAL OIL & GAS                                                         $  4,281,567         0.74%
                                                                        ------------         ----

PAPER & FOREST PRODUCTS
International Paper Co.                                $  6,705,000     $  3,738,037         0.65%
  0.00%, due 6/20/21 (d)
Lehman Brothers Holdings, Inc.                         $  10,540,00     $ 11,778,450         2.06%
  Series IP (International Paper Co.)
  0.25%, due 5/8/10 (h)
Merrill Lynch & Co., Inc.                              $  4,185,000     $  4,566,881         0.80%
  Series MWV (MeadWestvaco Corp.)
  0.25%, due 7/28/10 (h)
                                                                        ------------         ----
TOTAL PAPER & FOREST PRODUCTS                                           $ 20,083,368         3.51%
                                                                        ------------         ----

PHARMACEUTICALS
Elan Capital Corp. Ltd.                                $    710,000     $  2,119,350         0.37%
  6.50%, due 11/10/08
Citigroup Global Markets Holding, Inc.                 $  3,220,000     $  3,316,600         0.58%
  Series K (Citigroup Pharmaceutical Basket)
  0.75%, due 7/20/09 (h)
Teva Pharmaceutical Finance N.V.                       $  12,370,00     $ 17,132,450         2.99%
  0.75%, due 8/15/21
                                                                        ------------         ----
TOTAL PHARMACEUTICALS                                                   $ 22,568,400         3.94%
                                                                        ------------         ----

ROAD & RAIL
Goldman Sachs Group, Inc.(The)                         $  3,855,000     $  4,173,038         0.73%
  Series BNI (Burlington Sante Fe Corp.)
  1.00%, due 10/30/07 (h)
                                                                        ------------         ----
TOTAL ROAD & RAIL                                                       $  4,173,038         0.73%
                                                                        ------------         ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc.                           $  3,100,000     $  2,952,750         0.52%
  4.75%, due 2/1/22
Cymer, Inc.                                            $  2,625,000     $  2,480,625         0.43%
  3.50%, due 2/15/09 (d)
Cypress Semiconductor Corp.                            $  3,175,000     $  3,385,343         0.59%
  1.25%, due 6/15/08
Fairchild Semiconductor International, Inc.            $  4,190,000     $  4,179,525         0.73%
  5.00%, due 11/1/08 (d)
                                                                        ------------         ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                          $ 12,998,243         2.27%
                                                                        ------------         ----

                                                    SHARES / PRINCIPAL
                                                          AMOUNT        MARKET VALUE     % NET ASSETS
SOFTWARE
Computer Associates International, Inc.                $  1,975,000     $  2,806,968         0.49%
  1.625%, due 12/15/09 (d)
Symantec Corp.                                         $  1,755,000     $  4,835,025         0.85%
  3.00%, due 11/1/06
                                                                        ------------        -----
TOTAL SOFTWARE                                                          $  7,641,993         1.34%
                                                                        ------------        -----

SPECIALTY RETAIL
Gap, Inc. (The)                                        $  1,620,000     $  2,367,225         0.41%
  5.75%, due 3/15/09
                                                                        ------------        -----
TOTAL SPECIALTY RETAIL                                                  $  2,367,225         0.41%
                                                                        ------------        -----

TRANSPORTATION INFRASTRUCTURE
Morgan Stanley                                         $  4,050,000     $  4,774,140         0.82%
  Series CNI (Canadian National Railway Co.)
  0.00%, due 5/30/10 (h)
                                                                        ------------        -----
TOTAL TRANSPORTATION INFRASTRUCTURE                                     $  4,774,140         0.82%
                                                                        ------------        -----
TOTAL CONVERTIBLE BOND                                                  $407,718,982        71.28%
                                                                        ------------        -----

CONVERTIBLE PREFERRED STOCK
AEROSPACE & DEFENSE
Northrop Grumman Corp. (k)                                   36,340     $  3,818,607         0.67%
                                                                        ------------        -----
TOTAL AEROSPACE & DEFENSE                                               $  3,818,607         0.67%
                                                                        ------------        -----

AIRLINES
Continental Air Finance Trust II                             62,800     $  1,295,250         0.23%
                                                                        ------------        -----
TOTAL AIRLINES                                                          $  1,295,250         0.23%
                                                                        ------------        -----

AUTOMOBILES
Ford Motor Co. Captital Trust II                            217,000     $ 11,598,650         2.03%
General Motors Corp. (d)                                     86,300     $  2,097,953         0.37%
General Motors Corp. 6.25%, Series C                        315,000     $  8,857,800         1.55%
                                                                        ------------        -----
TOTAL AUTOMOBILES                                                       $ 22,554,403         3.95%
                                                                        ------------        -----

CAPITAL MARKETS
Gabelli Asset Management, Inc.                               67,000     $  1,600,630         0.28%
                                                                        ------------        -----
TOTAL CAPITAL MARKETS                                                   $  1,600,630         0.28%
                                                                        ------------        -----

COMMUNICATIONS EQUIPMENT
Lucent Technologies Capital Trust I                           1,642     $  1,800,962         0.31%
                                                                        ------------         ----
TOTAL COMMUNICATIONS EQUIPMENT                                          $  1,800,962         0.31%
                                                                        ------------         ----


                                                        SHARES / PRINCIPAL
                                                              AMOUNT        MARKET VALUE     % NET ASSETS
DIVERSIFIED TELECOMMUNICATION SERVICES
CenturyTel, Inc.                                              44,500        $  1,108,050         0.19%
                                                                            ------------         ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                $  1,108,050         0.19%
                                                                            ------------         ----

ELECTRIC UTILITIES
Dominion Resources, Inc. (l)                                  41,600        $  2,263,872         0.40%
FPL Group, Inc.                                               78,800        $  4,416,740         0.77%
                                                                            ------------         ----
TOTAL ELECTRIC UTILITIES                                                    $  6,680,612         1.17%
                                                                            ------------         ----

HEALTH CARE EQUIPMENT & SUPPLIES
Baxter International, Inc.                                   105,500        $  5,427,975         0.95%
                                                                            ------------         ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                      $  5,427,975         0.95%
                                                                            ------------         ----

INSURANCE
Hartford Financial Services Group, Inc. (The)                 89,300        $  5,600,735         0.98%
Prudential Financial, Inc.                                    89,620        $  6,285,947         1.10%
                                                                            ------------         ----
TOTAL INSURANCE                                                             $ 11,886,682         2.08%
                                                                            ------------         ----

MACHINERY
Cummins Capital Trust I                                       63,780        $  4,982,813         0.87%
                                                                            ------------         ----
TOTAL MACHINERY                                                             $  4,982,813         0.87%
                                                                            ------------         ----

MEDIA
Interpublic Group of Cos., Inc. (The) 5.375% Series A         56,400        $  2,729,196         0.48%
                                                                            ------------         ----
TOTAL MEDIA                                                                 $  2,729,196         0.48%
                                                                            ------------         ----

MULTI-UTILITIES & UNREGULATED POWER
El Paso Corp. 9.00% (d)                                       57,400        $  1,648,528         0.29%
                                                                            ------------         ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                   $  1,648,528         0.29%
                                                                            ------------         ----

OFFICE ELECTRONICS
Xerox Corp.                                                   16,100        $  2,048,725         0.36%
                                                                            ------------         ----
TOTAL OFFICE ELECTRONICS                                                    $  2,048,725         0.36%
                                                                            ------------         ----

OIL & GAS
Amerada Hess Corp. 7.00%                                      46,000        $  3,473,000         0.61%
Chesapeake Energy Corp. 5.00%                                 19,100        $  2,182,175         0.38%
Chesapeake Energy Corp. 6.00%                                 22,600        $  1,810,825         0.31%
                                                                            ------------        -----
TOTAL OIL & GAS                                                             $  7,466,000         1.30%
                                                                            ------------        -----


                                                    SHARES / PRINCIPAL
                                                          AMOUNT        MARKET VALUE     % NET ASSETS
PAPER & FOREST PRODUCTS
International Paper Capital Trust                            62,600     $  3,114,350         0.54%
                                                                        ------------        -----
TOTAL PAPER & FOREST PRODUCTS                                           $  3,114,350         0.54%
                                                                        ------------        -----

SPECIALTY RETAIL
Boise Cascade Corp. (m)                                      96,670     $  4,673,995         0.81%
                                                                        ------------        -----
TOTAL SPECIALTY RETAIL                                                  $  4,673,995         0.81%
                                                                        ------------        -----

THRIFTS & MORTGAGE FINANCE
PMI Group, Inc. (The) 5.875%                                260,800     $  6,872,080         1.20%
Sovereign Capital Trust II 4.375%                            62,000     $  2,976,000         0.52%
Washington Mutual, Inc.                                      51,000     $  2,709,018         0.47%
                                                                        ------------        -----
TOTAL THRIFTS & MORTGAGE FINANCE                                        $ 12,557,098         2.19%
                                                                        ------------        -----

WIRELESS TELECOMMUNICATION SERVICES
Nextel Communications, Inc.                                   3,370     $  1,786,521         0.31%
                                                                        ------------        -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               $  1,786,521         0.31%
                                                                        ------------        -----
TOTAL CONVERTIBLE PREFERRED STOCK                                       $ 97,180,397        16.99%
                                                                        ------------        -----

COMMERCIAL PAPER
American Express Credit Corp.                          $  4,620,000     $  4,619,519         0.81%
  1.25% due 8/3/04
Freddie Mac Discount Note                              $  1,555,000     $  1,554,843         0.27%
  1.21% due 8/3/04
General Electric Capital Corp.                         $  1,000,000     $    999,386         0.17%
  1.30% due 8/17/04
UBS Finance (Delaware) LLC                             $  2,795,000     $  2,794,795         0.49%
  1.32% due 8/2/04
                                                                        ------------        -----
TOTAL COMMERCIAL PAPER                                                  $  9,968,542         1.74%
                                                                        ------------        -----

INVESTMENT COMPANIES
CAPITAL MARKETS
AIM Institutional Funds Group (n)                           615,354     $    615,354         0.11%
Merrill Lynch Premier Institutional Fund                  3,148,647     $  3,148,647         0.55%
                                                                        ------------        -----
TOTAL CAPITAL MARKETS                                                   $  3,764,001         0.66%
                                                                        ------------        -----
TOTAL INVESTMENT COMPANIES                                              $  3,764,001         0.66%
                                                                        ------------        -----

MASTER NOTE

Banc of America Securities
  1.1874%, due 5/3/04 (n)                              $ 11,317,000     $ 11,317,000         1.98%
                                                                        ------------        -----
TOTAL MASTER NOTE                                                       $ 11,317,000         1.98%
                                                                        ------------        -----

                                                    SHARES / PRINCIPAL
                                                          AMOUNT           MARKET VALUE       % NET ASSETS
REPURCHASE AGREEMENTS
Countrywide Securities Corp.
  1.3824%, dated 7/30/04
  due 8/2/04 (n)
  Proceeds at Maturity $12,331,420
  (Collateralized by Various Bonds with a
  Principal Amount of $12,885,397
  and a Market Value of
  $12,576,600)                                         $12,330,000       $  12,330,000             2.16%
CS First Boston LLC
  1.3624%, dated 7/30/04
  due 8/2/04 (n)
  Proceeds at Maturity
  $15,908,806
  (Collateralized by Various
  Bonds with a Principal
  Amount of $16,080,134
  and a Market Value of
  $16,225,628)                                         $15,907,000       $  15,907,000             2.78%
Lehman Brothers, Inc.
  1.3624%, dated 7/30/04
  due 8/2/04 (n)
  Proceeds at Maturity $16,051,822
  (Collateralized by Various Bonds with a
  Principal Amount of $20,488,748
  and a Market Value of
  $16,847,148)                                         $16,050,000       $  16,050,000             2.80%
Merrill Lynch & Co., Inc.
  1.3924%, dated 7/30/04
  due 8/2/04 (n)
  Proceeds at Maturity $13,739,594
  (Collateralized by Various Bonds with a
  Principal Amount of $13,680,400
  and a Market Value of
  $14,425,067)                                         $13,738,000       $  13,738,000             2.40%
                                                                         -------------           ------
TOTAL REPURCHASE AGREEMENTS                                              $  58,025,000            10.14%
                                                                         -------------           ------

TOTAL SHORT-TERM INVESTMENTS                                             $  83,074,544            14.52%
                                                                         -------------           ------

TOTAL INVESTMENTS (COST $627,619,776) (o)                                $ 647,878,739 (p)       113.26%
                                                                         -------------           ------

Liabilities in Excess of Cash and Other Assets                          ($  75,840,328)          (13.26)%
                                                                         -------------           ------
NET ASSETS                                                               $ 572,038,411           100.00%
                                                                         =============           ======

(a)   Non-income producing security.

(b)   Less than one hundrenth of a percent.

(c)   May be sold to institutional investors only.

(d)   Represents a security, or a portion thereof, which is out on loan.

(e) Exchange Traded Fund-Represents a basket of securities that are traded on an exchange.

(f)   Floating rate. Rate shown is the rate in effect at July 31, 2004.

(g) LYON-Liquid Yield Option Note: callable, zero coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.

(h) Synthetic Convertible-An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.

(i)   Issuer in default.

(j)   Fair valued security.

(k) Equity Units-each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares shares of common stock at $100.00 by November 16, 2004.

(l) PIES Units (Premium Income Equity Security Units)-each unit reflects a Senior note plus 1 purchase contract to acquire shares of common stock at $50.00 by November 16, 2004.

(m) Equity Units-each unit reflects 1 share of a preferred security of Boise Cascade Trust I plus 1 purchase contract to acquire shares of common stock at a price based on the average trading price by December 16, 2004.

(n) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)   The cost for federal income tax purposes is $632,180,236.

(p) At July 31, 2004 net unrealized appreciation was $15,698,503, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $37,619,158 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $21,920,655.

PORTFOLIO HOLDINGS

As of 7/31/2004 (unaudited)


                                                                SHARES / PRINCIPAL
                                                                     AMOUNT               MARKET VALUE              % NET ASSETS
MAINSTAY DIVERSIFIED INCOME FUND
COMMON STOCK
CHEMICALS
General Chemical Industrial Products, Inc. (d)                           52                $    7,197                    0.01%
                                                                                           ----------                    ----
TOTAL CHEMICALS                                                                            $    7,197                    0.01%
                                                                                           ----------                    ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ICO Global Communications Holdings Ltd. (a)(d)                       20,419                $   11,230                    0.01%
                                                                                           ----------                    ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                               $   11,230                    0.01%
                                                                                           ----------                    ----

ENERGY EQUIPMENT & SERVICES
Petroleum Geo-Services ASA (a)(e)                                     2,352                $   91,257                    0.07%
                                                                                           ----------                    ----
TOTAL ENERGY EQUIPMENT & SERVICES                                                          $   91,257                    0.07%
                                                                                           ----------                    ----

HEALTH CARE PROVIDERS & SERVICES
Fountain View, Inc. (a)(d)(f)(g)                                        110                $        1                    0.00% (a)
QuadraMed Corp. (a)                                                  27,862                $   75,227                    0.06%
                                                                                           ----------                    ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                     $   75,228                    0.06%
                                                                                           ----------                    ----

INTERNET SOFTWARE & SERVICES
Globix Corp. (a)(d)(f)(g)                                             9,129                $   22,594                    0.02%
Remote Dynamics, Inc.                                                 5,174                $    7,917                    0.01%
                                                                                           ----------                    ----
TOTAL INTERNET SOFTWARE & SERVICES                                                         $   30,511                    0.03%
                                                                                           ----------                    ----

MACHINERY
Morris Material Handling, Inc. (a)(d)(f)(g)                             886                $    4,696                    0.00% (a)
Thermadyne Holdings Corp. (a)(d)                                     11,719                $  174,614                    0.14%
                                                                                           ----------                    ----
TOTAL MACHINERY                                                                            $  179,310                    0.14%
                                                                                           ----------                    ----

MEDIA
UnitedGlobalCom, Inc. (a)                                            63,643                $  403,497                    0.32%
                                                                                           ----------                    ----
TOTAL MEDIA                                                                                $  403,497                    0.32%
                                                                                           ----------                    ----

METALS & MINING
ACP Holding Co. (a)(c)(d)                                            42,447                $   42,447                    0.03%
                                                                                           ----------                    ----
TOTAL METALS & MINING                                                                      $   42,447                    0.03%
                                                                                           ----------                    ----

TOBACCO
North Atlantic Trading Co., Inc. (a)(d)(f)(g)                           522                $   31,336                    0.02%
                                                                                           ----------                    ----
TOTAL TOBACCO                                                                              $   31,336                    0.02%
                                                                                           ----------                    ----

WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc. (a)(d)(f)(g)                               17,266                $   21,581                    0.02%
                                                                                           ----------                    ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                  $   21,581                    0.02%
                                                                                           ----------                    ----
TOTAL COMMON STOCK                                                                         $  893,594                    0.71%
                                                                                           ----------                    ----

CONVERTIBLE BOND

AIRLINES
Delta Air Lines, Inc.                                              $ 95,000                $   43,819                    0.03%
  8.00%, due 6/3/23                                                                        ----------                    ----
TOTAL AIRLINES                                                                             $   43,819                    0.03%
                                                                                           ----------                    ----

AUTO COMPONENTS
Goodyear Tire & Rubber Co. (The)                                   $ 40,000                $   46,600                    0.04%
  4.00%, due 6/15/34 (c)
                                                                                           ----------                    ----
TOTAL AUTO COMPONENTS                                                                      $   46,600                    0.04%
                                                                                           ----------                    ----
BIOTECHNOLOGY
Vertex Pharmaceuticals, Inc.                                       $130,000                $  123,174                    0.10%
  5.00%, due 9/19/07
                                                                                           ----------                    ----
TOTAL BIOTECHNOLOGY                                                                        $  123,174                    0.10%
                                                                                           ----------                    ----

COMMUNICATIONS EQUIPMENT
CIENA Corp.                                                        $203,000                $  178,133                    0.14%
  3.75%, due 2/1/08
Nortel Networks Corp.                                              $350,000                $  333,813                    0.26%
  4.25%, due 9/1/2008
Riverstone Networks, Inc.                                          $190,000                $  174,800                    0.14%
  3.75%, due 12/1/06 (c)(h)
                                                                                           ----------                    ----
TOTAL COMMUNICATIONS EQUIPMENT                                                             $  686,746                    0.54%
                                                                                           ----------                    ----

DIVERSIFIED TELECOMMUNICATION SERVICES
At Home Corp.                                                      $504,238                $   68,072                    0.05%
  4.75%, due 12/15/06 (h)
                                                                                           ----------                    ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                               $   68,072                    0.05%
                                                                                           ----------                    ----

HEALTH CARE PROVIDERS & SERVICES
Laboratory Corp. of America Holdings                               $185,000                $  134,587                    0.11%
  0.00%, due 9/11/21
Lincare Holdings, Inc.                                             $180,000                $  178,424                    0.14%
  3.00%, due 6/15/33
Province Healthcare Co.                                            $130,000                $  126,750                    0.10%
  4.25%, due 10/10/08
                                                                                           ----------                    ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                     $  439,761                    0.35%
                                                                                           ----------                    ----

INSURANCE
Loews Corp.                                                        $ 35,000                $   33,862                    0.03%
  3.125%, due 9/15/07
                                                                                           ----------                    ----
TOTAL INSURANCE                                                                            $   33,862                    0.03%
                                                                                           ----------                    ----

IT SERVICES
Electronic Data Systems Corp.                                      $ 90,000                $   86,175                    0.07%
  3.875%, due 7/15/23
                                                                                           ----------                    ----
TOTAL IT SERVICES                                                                          $   86,175                    0.07%
                                                                                           ----------                    ----

MEDIA
Adelphia Communications Corp.                                      $ 80,000                $   16,400                    0.01%
  6.00%, due 2/15/06 (h)
                                                                                           ----------                    ----
TOTAL MEDIA                                                                                $   16,400                    0.01%
                                                                                           ----------                    ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Atmel Corp.                                                            $400,000            $  176,499                    0.14%
  0.00%, due 5/23/21
                                                                                           ----------                    ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                             $  176,499                    0.14%
                                                                                           ----------                    ----

                                                                                           ----------                    ----
TOTAL CONVERTIBLE BOND                                                                     $1,721,108                    1.36%
                                                                                           ----------                    ----

CONVERTIBLE PREFERRED STOCK
DIVERSIFIED FINANCIAL SERVICES
Pacific & Atlantic (Holdings), Inc. (d)(f)(g)                             1,830            $       18                    0.00% (a)
                                                                                           ----------                    ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                       $       18                    0.00%
                                                                                           ----------                    ----

HEALTH CARE PROVIDERS & SERVICES
QuadraMed Corp. (c)                                                       9,500            $  223,250                    0.18%
                                                                                           ----------                    ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                     $  223,250                    0.18%
                                                                                           ----------                    ----

WIRELESS TELECOMMUNICATION SERVICES

NEON Communications, Inc. (a)(d)(f)(g)                                    1,882            $   21,172                    0.02%
                                                                                           ----------                    ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                  $   21,172                    0.02%
                                                                                           ----------                    ----
TOTAL CONVERTIBLE PREFERRED STOCK                                                          $  244,440                    0.20%
                                                                                           ----------                    ----

CORPORATE ASSET-BACKED
CONSUMER FINANCE
BMW Vehicle Owner Trust Series 2003-A Class A3                         $135,000            $  134,765                    0.11%
  1.94%, due 2/25/07
Harley-Davidson Motorcycle Trust Series 2004-1 Class A2                $430,000            $  422,078                    0.33%
  2.53%, due 11/15/11
Volkswagen Auto Loan Enhanced Trust Series 2003-2 Class A3             $295,000            $  293,411                    0.23%
  2.27%, due 10/22/07
                                                                                           ----------                    ----
TOTAL CONSUMER FINANCE                                                                     $  850,254                    0.67%
                                                                                           ----------                    ----

CONSUMER LOANS
Atlantic City Electric Transition Funding LLC Series 2002-1 Class      $ 75,000            $   75,871                    0.06%
  5.55%, due 10/20/23
                                                                                           ----------                    ----
TOTAL CONSUMER LOANS                                                                       $   75,871                    0.06%
                                                                                           ----------                    ----

DIVERSIFIED FINANCIAL SERVICES
DaimlerChrysler Auto Trust Series 2001-D Class A3                        67,473            $   67,531                    0.05%
  3.15%, due 11/6/2005
                                                                                           ----------                    ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                       $   67,531                    0.05%
                                                                                           ----------                    ----

MULTI-UTILITIES & UNREGULATED POWER
Public Service of New Hampshire Funding LLC Series 2002-1 Class        $185,948            $  191,026                    0.15%
  4.58%, due 2/1/08
                                                                                           ----------                    ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                  $  191,026                    0.15%
                                                                                           ----------                    ----

THRIFTS & MORTGAGE FINANCE
Vanderbilt Mortgage Finance Series 1999-B Class 1A4                    $ 34,432            $   35,427                    0.03%
  6.545%, due 4/7/18
                                                                                           ----------                    ----
TOTAL THRIFTS & MORTGAGE FINANCE                                                           $   35,427                    0.03%
                                                                                           ----------                    ----
TOTAL CORPORATE ASSET-BACKED                                                               $1,220,109                    0.96%
                                                                                           ----------                    ----

CORPORATE BONDS
AEROSPACE & DEFENSE
BE Aerospace, Inc. Series B                             $235,000       $  229,125       0.18%
  8.875%, due 5/1/11(i)
BE Aerospace, Inc. Series B                             $ 40,000       $   38,600       0.03%
  8.00%, due 3/1/08
General Dynamics Corp.                                  $115,000       $  115,309       0.09%
  4.50%, due 8/15/10
Sequa Corp. Series B                                    $207,000       $  220,455       0.17%
  8.875%, due 4/1/08
                                                                       ----------       ----
TOTAL AEROSPACE & DEFENSE                                              $  603,489       0.47%
                                                                       ----------       ----
AIRLINES
American Airlines, Inc. Series 2001-2 Class B           $170,000       $  152,909       0.12%
  8.608%, due 4/1/11
Delta Air Lines, Inc.                                   $ 45,000       $   19,800       0.02%
  10.00%, due 8/15/08
Delta Air Lines, Inc.                                   $421,000       $  143,140       0.11%
  8.30%, due 12/15/29
Delta Air Lines, Inc.                                   $180,000       $   67,500       0.05%
  10.375%, due 12/15/22
Delta Air Lines, Inc.                                   $120,000       $   50,400       0.04%
  10.375%, due 2/1/11
Northwest Airlines Corp.                                $145,000       $  100,050       0.08%
  10.00%, due 2/1/09
Northwest Airlines, Inc.                                $100,000       $   81,000       0.06%
  8.875%, due 6/1/06
Northwest Airlines, Inc.                                $165,000       $  123,750       0.10%
  9.875%, due 3/15/07
Northwest Airlines, Inc. Series 1996-1                  $ 21,343       $   13,970       0.01%
  8.97%, due 1/2/15
                                                                       ----------       ----
TOTAL AIRLINES                                                         $  752,519       0.59%
                                                                       ----------       ----
AUTO COMPONENTS
Dana Corp.                                              $120,000       $  118,800       0.09%
  7.00%, due 3/1/29
Goodyear Tire & Rubber Co. (The)                        $455,000       $  511,875       0.40%
  11.00%, due 3/1/11 (c)
Goodyear Tire & Rubber Co. (The)                        $140,000       $  143,500       0.11%
  8.50%, due 3/15/07
Goodyear Tire & Rubber Co. (The)                        $ 55,000       $   51,700       0.04%
  6.375%, due 3/15/08
Goodyear Tire & Rubber Co. (The)                        $130,000       $  120,900       0.10%
  7.857%, due 8/15/11
Tenneco Automotive, Inc. Series B                       $ 95,000       $  108,300       0.09%
  10.25%, due 7/15/13
                                                                       ----------       ----
TOTAL AUTO COMPONENTS                                                  $1,055,075       0.83%
                                                                       ----------       ----
AUTOMOBILES
DaimlerChrysler North America Holdings, Inc.            $320,000       $  333,302       0.26%
  6.50%, due 11/15/13
General Motors Corp.                                    $130,000       $  135,908       0.11%
  8.375%, due 7/15/33

                                                                       ----------       ----
TOTAL AUTOMOBILES                                                      $  469,210       0.37%
                                                                       ----------       ----
BEVERAGES
Miller Brewing Co.                                      $155,000       $  155,283       0.12%
  4.25%, due 8/15/08 (c)
                                                                       ----------       ----
TOTAL BEVERAGES                                                        $  155,283       0.12%
                                                                       ----------       ----
BUILDING PRODUCTS
Dayton Superior Corp.                                   $145,000       $  148,625       0.12%
  10.75%, due 9/15/08
ERICO International Corp.                               $ 35,000       $   35,875       0.03%
  8.875%, due 3/1/12 (c)
Interline Brands, Inc.                                  $180,000       $  198,900       0.16%
  11.50%, due 5/15/11
MMI Products, Inc. Series B                             $ 45,000       $   44,325       0.03%
  11.25%, due 4/15/07
                                                                       ----------       ----
TOTAL BUILDING PRODUCTS                                                $  427,725       0.34%
                                                                       ----------       ----
CAPITAL MARKETS
Bear Stearns Cos., Inc. (The)                           $ 60,000       $   60,169       0.05%
  4.00%, due 1/31/08
Goldman Sachs Group, Inc. (The)                         $320,000       $  306,595       0.24%
  6.345%, due 2/15/34
Goldman Sachs Group, Inc. (The)                         $430,000       $  419,272       0.33%
  5.15%, due 1/15/14
Goldman Sachs Group, L.P.                               $170,000       $  210,175       0.17%
  5.125%, due 4/24/13
LaBranche & Co., Inc.                                   $100,000       $   99,000       0.08%
  9.50%, due 5/15/09 (c)
LaBranche & Co., Inc.                                   $195,000       $  196,950       0.15%
  11.00%, due 5/15/12 (c)
Morgan Stanley                                          $280,000       $  261,545       0.20%
  4.75%, due 4/1/14
Morgan Stanley                                          $265,000       $  261,920       0.21%
  3.625%, due 4/1/08
Morgan Stanley Series E                                 $ 70,000       $  122,311       0.10%
  5.375%, due 11/14/13
                                                                       ----------       ----
TOTAL CAPITAL MARKETS                                                  $1,937,937       1.53%
                                                                       ----------       ----
CHEMICALS
Equistar Chemicals, LP/Equistar Funding Corp.           $275,000       $  305,250       0.24%
  10.625%, due 5/1/11
Lyondell Chemical Co.                                   $215,000       $  235,694       0.19%
  10.50%, due 6/1/13
Millennium America, Inc.                                $ 80,000       $   82,000       0.06%
  7.00%, due 11/15/06
Millennium America, Inc.                                $149,000       $  130,375       0.10%
  7.625%, due 11/15/26
Sovereign Specialty Chemicals, Inc.                     $188,000       $  193,640       0.16%
  11.875%, due 3/15/10
Terra Capital, Inc.                                     $372,000       $  444,540       0.35%
  12.875%, due 10/15/08
                                                                       ----------       ----
TOTAL CHEMICALS                                                        $1,391,499       1.10%
                                                                       ----------       ----

COMMERCIAL BANKS
Bank of America Corp.                                   $150,000       $  147,715       0.12%
  5.125%, due 11/15/14
Bank of America Corp.                                   $190,000       $  185,756       0.15%
  5.25%, due 12/1/15                                                               -
FleetBoston Financial Corp.                             $ 60,000       $   59,921       0.05%
  3.85%, due 2/15/08
PNC Funding Corp.                                       $115,000       $  112,126       0.09%
  5.25%, due 11/15/15
UGS Corp.                                               $100,000       $  106,000       0.08%
  10.00%, due 6/1/12 (c)
Wachovia Corp.                                          $215,000       $  212,200       0.16%
  5.25%, due 8/1/14
                                                                       ----------       ----
TOTAL COMMERCIAL BANKS                                                 $  823,718       0.65%
                                                                       ----------       ----
COMMERCIAL SERVICES & SUPPLIES
American Color Graphics, Inc.                           $ 60,000       $   54,900       0.04%
  10.00%, due 6/15/10
Chemed Corp.                                            $300,000       $  297,000       0.23%
  8.75%, due 2/24/11
Geo Sub Corp.                                           $235,000       $  236,175       0.19%
  11.00%, due 5/15/12 (c)
Language Line, Inc.                                     $215,000       $  217,688       0.17%
  11.125%, due 6/15/12 (c)
MemberWorks, Inc.                                       $150,000       $  150,000       0.12%
  9.25%, due 4/1/14 (c)
Phoenix Color Corp.                                     $113,000       $  107,915       0.09%
  10.375%, due 2/1/09
Protection One Alarm Monitoring, Inc.                   $249,000       $  236,550       0.19%
  7.375%, due 8/15/05
Waste Management, Inc.                                  $100,000       $   96,588       0.07%
  5.00%, due 3/15/14
                                                                       ----------       ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   $1,396,816       1.10%
                                                                       ----------       ----
COMMUNICATIONS EQUIPMENT
Lucent Technologies, Inc.                               $172,000       $  177,590       0.14%
  7.25%, due 7/15/06
Lucent Technologies, Inc.                               $ 75,000       $   70,875       0.06%
  5.50%, due 11/15/08
Lucent Technologies, Inc.                               $505,000       $  385,062       0.30%
  6.45%, due 3/15/29
                                                                       ----------       ----
TOTAL COMMUNICATIONS EQUIPMENT                                         $  633,527       0.50%
                                                                       ----------       ----
COMPUTERS & PERIPHERALS
International Business Machines Corp.                   $ 60,000       $   76,291       0.06%
  8.375%, due 11/1/19
                                                                       ----------       ----
TOTAL COMPUTERS & PERIPHERALS                                          $   76,291       0.06%
                                                                       ----------       ----
CONSTRUCTION & ENGINEERING
Amsted Industries, Inc.                                 $235,000       $  253,800       0.20%
  10.25%, due 10/15/11 (c)
J. Ray McDermott, S.A.                                  $210,000       $  214,724       0.17%

  11.00%, due 12/15/13 (c)
Shaw Group, Inc. (The)                                      $   250,000        $  247,500   0.19%
  10.75%, due 3/15/10
URS Corp.                                                   $   177,000        $  202,665   0.16%
  11.50%, due 9/15/09
URS Corp. Series B                                          $     6,000        $    6,390   0.01%
  12.25%, due 5/1/09
                                                                               ----------   ----
TOTAL CONSTRUCTION & ENGINEERING                                               $  925,079   0.73%
                                                                               ----------   ----

CONSUMER FINANCE
Capital One Bank                                            $    70,000        $   72,419   0.06%
  5.75%, due 9/15/10
Ford Motor Credit Co.                                       $   240,000        $  244,285   0.20%
  7.00%, due 10/1/13
General Motors Acceptance Corp.                             $   105,000        $  107,790   0.08%
  6.875%, due 9/15/11
General Motors Acceptance Corp.                             $   105,000        $  106,890   0.08%
  6.875%, due 8/28/12
Household Finance Corp.                                     $    55,000        $   60,589   0.05%
  6.75%, due 5/15/11
MBNA Corp.                                                  $   100,000        $  106,243   0.08%
  6.25%, due 1/17/07
SLM Corp. Series A                                          $   130,000        $  126,683   0.10%
  5.00%, due 10/1/13
                                                                               ----------   ----
TOTAL CONSUMER FINANCE                                                         $  824,899   0.65%
                                                                               ----------   ----

CONTAINERS & PACKAGING
Consolidated Container Co. LLC                              $   245,000        $  196,000   0.15%
0.00%, due 6/15/09 --- 10.75%, beginning 6/15/07 (c)
Owens-Brockway Glass Container, Inc.                        $   145,000        $  157,688   0.12%
  8.875%, due 2/15/09
Owens-Brockway Glass Container, Inc.                        $    65,000        $   68,088   0.05%
  8.25%, due 5/15/13
Owens-Illinois, Inc.                                        $   408,000        $  392,700   0.31%
  7.80%, due 5/15/18
Owens-Illinois, Inc.                                        $   240,000        $  250,200   0.20%
  8.10%, due 5/15/07
Rock-Tenn Co.                                               $    43,000        $   50,326   0.04%
  8.20%, due 8/15/11
Tekni-Plex, Inc.                                            $    75,000        $   72,656   0.06%
  8.75%, due 11/15/13 (c)
                                                                               ----------   ----
TOTAL CONTAINERS & PACKAGING                                                   $1,187,658   0.93%
                                                                               ----------   ----

DIVERSIFIED FINANCIAL SERVICES
Caithness Coso Funding Corp. Series B                       $   205,274        $  225,802   0.18%
  9.05%, due 12/15/09
Capital One Master Trust Series 2001-5 Class A              $    70,000        $   72,995   0.06%
  5.30%, due 6/15/09
Citigroup, Inc.                                        Y     30,000,000        $  268,230   0.21%
  0.80%, due 10/30/08
Dollar Financial Group, Inc.                                $    80,000        $   85,600   0.07%
  9.75%, due 11/15/11
FGIC Corp.                                                  $   210,000        $  206,592   0.16%

  6.00%, due 1/15/34 (c)
FINOVA Group, Inc. (The)                                     $  209,755        $  118,512   0.09%
  7.50%, due 11/15/09
Ford Motor Credit Co. Series E                               $  250,000        $  312,192   0.25%
  5.75%, due 1/12/09
Glencore Funding, Inc.                                       $  215,000        $  202,036   0.16%
  6.00%, due 4/15/14 (c)
IPC Acquisition Corp.                                        $  285,000        $  313,500   0.25%
  11.50%, due 12/15/09
J Paul Getty Trust Series 2003                               $   90,000        $   89,288   0.07%
  5.875%, due 10/1/33
National Beef Packing Co. LLC/NB Finance Corp. Series REGS   $   65,000        $   67,762   0.05%
  10.50%, due 8/1/11
NiSource Finance Corp.                                       $  105,000        $  104,042   0.08%
  5.40%, due 7/15/14
Pharma Services Intermediate Holding Corp.                   $  290,000        $  165,300   0.13%
  0.00%, due 4/1/14 (c)
UCAR Finance, Inc.                                           $  205,000        $  229,600   0.18%
  10.25%, due 2/15/12
                                                                               ----------   ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                           $2,461,451   1.94%
                                                                               ----------   ----

DIVERSIFIED TELECOMMUNICATION SERVICES
Citizens Communications Co.                                  $  100,000        $  105,342   0.08%
  7.60%, due 6/1/06
Citizens Communications Co.                                  $  245,000        $  261,844   0.21%
  9.25%, due 5/15/11
COLO.com, Inc.                                               $      362        $       36   0.00% (a)
  13.875%, due 3/15/10 (c)(o)
MCI, Inc.                                                    $   21,000        $   19,346   0.02%
  6.688%, due 5/1/09
MCI, Inc.                                                    $   18,000        $   16,222   0.01%
  7.735%, due 5/1/14
MCI, Inc.                                                    $   21,000        $   20,344   0.02%
  5.908%, due 5/1/07
Mountain States Telephone & Telegraph Co.                    $  125,000        $  123,438   0.10%
  7.375%, due 5/1/30
Qwest Capital Funding, Inc.                                  $   15,000        $   14,964   0.01%
  7.75%, due 8/15/06
Qwest Communications International, Inc.                     $  250,000        $  241,250   0.19%
  7.25%, due 2/15/11 (c)
Qwest Communications International, Inc.                     $   65,000        $   60,775   0.05%
  7.50%, due 2/15/14 (c)
Qwest Corp.                                                  $   15,000        $   14,775   0.01%
  5.625%, due 11/15/08
Qwest Corp.                                                  $  205,000        $  181,425   0.14%
  7.50%, due 6/15/23
Qwest Corp.                                                  $  195,000        $  188,663   0.15%
  8.875%, due 6/1/31
Qwest Corp.                                                  $  105,000        $  115,500   0.09%
9.125%, due 3/15/12
Qwest Services Corp.                                         $  205,000        $  246,000   0.19%
  14.00%, due 12/15/14 (c)
Qwest Services Corp.                                         $  454,000        $  531,747   0.42%

14.00%, due 12/15/10 --- 14.00%, beginning 12/15/04
Sprint Capital Corp.                                         $  190,000        $  230,235   0.18%
  8.75%, due 3/15/32
TSI Telecommunication Services, Inc. Series B                $  255,000        $  274,125   0.22%
  12.75%, due 2/1/09
                                                                               ----------   ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                   $2,646,031   2.09%
                                                                               ----------   ----

ELECTRIC UTILITIES
Cedar Brakes II LLC                                          $  485,727        $  505,156   0.40%
  9.875%, due 9/1/13
Mirant Americas Generation LLC                               $   45,000        $   35,325   0.03%
  9.125%, due 5/1/31
Mirant Americas Generation LLC                               $   45,000        $   35,550   0.03%
  8.30%, due 5/1/11
Mirant Americas Generation LLC                               $  165,000        $  130,350   0.10%
  8.50%, due 10/1/21
Tenaska Virginia Partners LP                                 $  110,000        $  109,979   0.08%
  6.119%, due 3/30/24 (c)
                                                                               ----------   ----
TOTAL ELECTRIC UTILITIES                                                       $  816,360   0.64%
                                                                               ----------   ----

ELECTRICAL EQUIPMENT
Emerson Electric Co.                                         $   50,000        $   50,270   0.04%
  6.00%, due 8/15/32
                                                                               ----------   ----
TOTAL ELECTRICAL EQUIPMENT                                                     $   50,270   0.04%
                                                                               ----------   ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Sensus Metering Systems, Inc.                                $   30,000        $   29,400   0.02%
  8.625%, due 12/15/13 (c)
                                                                               ----------   ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                       $   29,400   0.02%
                                                                               ----------   ----

ENERGY EQUIPMENT & SERVICES
El Paso Natural Gas Co.                                      $   45,000        $   41,962   0.03%
  7.50%, due 11/15/26
El Paso Natural Gas Co. Series A                             $  185,000        $  192,400   0.15%
  7.625%, due 8/1/10
Entergy-Koch, L.P.                                           $  215,000        $  213,830   0.17%
  3.65%, due 8/20/06 (c)
Grant Prideco, Inc. Series B                                 $  160,000        $  177,600   0.14%
  9.625%, due 12/1/07
Lone Star Technologies, Inc. Series B                        $  255,000        $  267,750   0.21%
  9.00%, due 6/1/11
Parker Drilling Co.                                          $  135,000        $  141,750   0.11%
  9.625%, due 10/1/13
Parker Drilling Co. Series B                                 $   95,000        $   99,988   0.08%
  10.125%, due 11/15/09
Trico Marine Services, Inc.                                  $  115,000        $   60,375   0.05%
  8.875%, due 5/15/12
                                                                               ----------   ----
TOTAL ENERGY EQUIPMENT & SERVICES                                              $1,195,655   0.94%
                                                                               ----------   ----

FOOD & STAPLES RETAILING
CVS Corp.                                                    $  108,785        $  107,500   0.08%
  5.789%, due 1/10/26 (c)
Safeway, Inc.                                                $   70,000        $   69,025   0.05%

  4.125%, due 11/1/08
Safeway, Inc.                                                    $  160,000      $  167,467        0.13%
  6.15%, due 3/1/06
                                                                                 ----------        ----
TOTAL FOOD & STAPLES RETAILING                                                   $  343,992        0.26%
                                                                                 ----------        ----
FOOD PRODUCTS
Cargill, Inc.                                                    $  135,000      $  131,454        0.10%
  5.00%, due 11/15/13 (c)
Seminis, Inc.                                                    $   85,000      $   93,075        0.07%
  10.25%, due 10/1/13
Swift & Co.                                                      $  140,000      $  150,500        0.12%
  10.125%, due 10/1/09
Swift & Co.                                                      $  170,000      $  181,475        0.14%
  12.50%, due 1/1/10
                                                                                 ----------        ----
TOTAL FOOD PRODUCTS                                                              $  556,504        0.43%
                                                                                 ----------        ----
GAS UTILITIES
ANR Pipeline, Inc.                                               $   70,000      $   72,100        0.06%
  7.00%, due 6/1/25
ANR Pipeline, Inc.                                               $  325,000      $  368,875        0.29%
  9.625%, due 11/1/21
Gulfterra Energy Partners, L.P.                                  $   50,000      $   60,000        0.05%
  10.625%, due 12/1/12
Gulfterra Energy Partners, L.P. Series B                         $  158,000      $  173,010        0.14%
  8.50%, due 6/1/10
Southern Natural Gas Co.                                         $  150,000      $  137,250        0.11%
  7.35%, due 2/15/31
Transcontinental Gas Pipe Line Corp.                             $  150,000      $  150,000        0.12%
  7.25%, due 12/1/26
Transcontinental Gas Pipe Line Corp. Series B                    $  130,000      $  137,475        0.11%
  7.00%, due 8/15/11
Transcontinental Gas Pipe Line Corp. Series B                    $   65,000      $   75,725        0.05%
  8.875%, due 7/15/12
                                                                                 ----------        ----
TOTAL GAS UTILITIES                                                              $1,174,435        0.93%
                                                                                 ----------        ----
HEALTH CARE EQUIPMENT & SUPPLIES
Fisher Scientific International, Inc.                            $  235,000      $  257,031        0.20%
  8.00%, due 9/1/13
Fisher Scientific International, Inc.                            $   40,000      $   43,750        0.03%
  8.125%, due 5/1/12
                                                                                 ----------        ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                           $  300,781        0.23%
                                                                                 ----------        ----
HEALTH CARE PROVIDERS & SERVICES
AmeriPath, Inc.                                                  $  175,000      $  177,625        0.14%
  10.50%, due 4/1/13
Ardent Health Services, Inc.                                     $  140,000      $  151,900        0.12%
  10.00%, due 8/15/13
HCA, Inc.                                                        $  466,000      $  433,561        0.34%
  7.50%, due 11/15/95
Highmark, Inc.                                                   $  150,000      $  158,543        0.12%
  6.80%, due 8/15/13 (c)
Medco Health Solutions, Inc.                                     $  155,000      $  167,121        0.13%
  7.25%, due 8/15/13

National Nephrology Associates, Inc.                             $   75,000      $   86,531        0.07%
  9.00%, due 11/1/11 (c)
Quest Diagnostics, Inc.                                          $  220,000      $  234,689        0.18%
  6.75%, due 7/12/06
Quintiles Transnational Corp.                                    $  285,000      $  292,837        0.23%
  10.00%, due 10/1/13
                                                                                 ----------        ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                           $1,702,807        1.33%
                                                                                 ----------        ----
HOTELS, RESTAURANTS & LEISURE
Caesars Entertainment, Inc.                                      $   35,000      $   38,938        0.03%
  8.875%, due 9/15/08
Chumash Casino & Resort Enterprise                               $  200,000      $  218,000        0.17%
  9.00%, due 7/15/10 (c)
Hollywood Casino Shreveport Capital Corp.                        $   10,000      $    8,000        0.01%
  13.00%, due 8/1/06
ITT Corp.                                                        $  172,000      $  175,870        0.14%
  7.375%, due 11/15/15
Jacobs Entertainment, Inc.                                       $   95,000      $  106,875        0.08%
  11.875%, due 2/1/09
President Casinos, Inc.                                          $   32,000      $   16,000        0.01%
  12.00%, due 9/15/04 (c)
President Casinos, Inc.                                          $   72,000      $   27,360        0.02%
  13.00%, due 9/15/04
Six Flags, Inc.                                                  $   45,000      $   41,737        0.03%
  9.625%, due 6/1/14
Six Flags, Inc.                                                  $   40,000      $   37,000        0.03%
  9.75%, due 4/15/13
Trump Atlantic City Associates                                   $  280,000      $  246,400        0.19%
  11.25%, due 5/1/06
Venetian Casino Resort LLC                                       $  113,000      $  128,820        0.11%
  11.00%, due 6/15/10
Yum! Brands, Inc.                                                $  190,000      $  231,061        0.18%
  8.875%, due 4/15/11
                                                                                 ----------        ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                              $1,276,061        1.00%
                                                                                 ----------        ----
HOUSEHOLD DURABLES
Fedders North America, Inc.                                      $   95,000      $   78,375        0.06%
  9.875%, due 3/1/14
Foamex L.P.                                                      $  145,000      $  142,100        0.11%
  10.75%, due 4/1/09
                                                                                 ----------        ----
TOTAL HOUSEHOLD DURABLES                                                         $  220,475        0.17%
                                                                                 ----------        ----
INSURANCE
Crum & Forster                                                   $  220,000      $  238,700        0.19%
  10.375%, due 6/15/13
Fremont General Corp. Series B                                   $  255,000      $  249,900        0.20%
  7.875%, due 3/17/09
Fund American Cos., Inc.                                         $  265,000      $  263,956        0.21%
  5.875%, due 5/15/13
Lumbermens Mutual Casualty                                       $   35,000      $      875        0.00% (a)
  8.45%, due 12/1/97 (c)
Lumbermens Mutual Casualty                                       $  535,000      $   13,375        0.01%

  9.15%, due 7/1/26 (c)
Marsh & McLennan Cos., Inc.                                      $  230,000      $  258,014        0.20%
  7.125%, due 6/15/09
                                                                                 ----------        ----
TOTAL INSURANCE                                                                  $1,024,820        0.81%
                                                                                 ----------        ----
INTERNET SOFTWARE & SERVICES
Globix Corp.                                                     $   56,898      $   51,208        0.04%
  11.00%, due 5/1/08 (c)(d)(j)
                                                                                 ----------        ----
TOTAL INTERNET SOFTWARE & SERVICES                                               $   51,208        0.04%
                                                                                 ----------        ----
IT SERVICES
Electronic Data Systems Corp.                                    $   50,000      $   52,222        0.05%
  7.125%, due 10/15/09
Electronic Data Systems Corp.                                    $   95,000      $   90,093        0.07%
  7.45%, due 10/15/29
Electronic Data Systems Corp. Series B                           $   95,000      $   91,587        0.07%
  6.00%, due 8/1/13
Unisys Corp.                                                     $  175,000      $  177,625        0.14%
  6.875%, due 3/15/10
Unisys Corp.                                                     $   30,000      $   30,375        0.02%
  7.25%, due 1/15/05
                                                                                 ----------        ----
TOTAL IT SERVICES                                                                $  441,902        0.35%
                                                                                 ----------        ----
MACHINERY
Mark IV Industries, Inc.                                         $  414,000      $  390,195        0.31%
  7.50%, due 9/1/07
Mueller Group, Inc.                                              $  140,000      $  147,000        0.11%
  10.00%, due 5/1/12 (c)
Thermadyne Holdings Corp.                                        $  100,000      $  100,000        0.08%
  9.25%, due 2/1/14
                                                                                 ----------        ----
TOTAL MACHINERY                                                                  $  637,195        0.50%
                                                                                 ----------        ----
MEDIA
Adelphia Communications Corp.                                    $  155,000      $  133,300        0.11%
  10.25%, due 11/1/06
Adelphia Communications Corp.                                    $  165,000      $  146,850        0.12%
  10.25%, due 6/15/11
Adelphia Communications Corp. Series B                           $   20,000      $   17,000        0.01%
  9.25%, due 10/1/04
AT&T Broadband Corp.                                             $  150,000      $  195,155        0.15%
  9.455%, due 11/15/22
Dex Media East LLC                                               $   40,000      $   47,400        0.04%
  12.125%, due 11/15/12
Frontier Vision Holdings, L.P.                                   $   60,000      $   74,700        0.06%
  11.875%, due 9/15/07
Frontier Vision Holdings, L.P. Series B                          $   85,000      $  105,825        0.08%
  11.875%, due 9/15/07
Frontier Vision Operating Partners L.P.                          $  389,000      $  478,470        0.38%
  11.00%, due 10/15/06
Hollinger Participation Trust                                    $  154,108      $  180,307        0.14%
  12.125%, due 11/15/10 (c)
Houghton Mifflin Co.                                             $  135,000      $  139,725        0.11%

  7.20%, due 3/15/11
LCE Aquisition Corp.                                             $   95,000      $   93,575        0.07%
  9.00%, due 8/1/14 (c)
Liberty Media Corp.                                              $   50,000      $   49,813        0.04%
  3.50%, due 9/25/06
Medianews Group, Inc.                                            $   65,000      $   63,050        0.05%
  6.875%, due 10/1/13
Morris Publishing Group LLC                                      $  220,000      $  214,500        0.17%
  7.00%, due 8/1/13
Paxson Communications Corp.                                      $  455,000      $  396,988        0.31%
  0.00%, due 1/15/09 --- 12.25%, beginning 1/15/06
Radio One, Inc. Series B                                         $  180,000      $  198,900        0.16%
  8.875%, due 7/1/11
Spanish Broadcasting System, Inc.                                $   95,000      $   99,988        0.08%
  9.625%, due 11/1/09
Time Warner Entertainment Co. LP                                 $  655,000      $  841,185        0.66%
  10.15%, due 5/1/12
Time Warner, Inc.                                                $   95,000      $  109,453        0.09%
  8.05%, due 1/15/16
United Artists Theatres Circuit, Inc. Series 1995-A              $  136,983      $  139,723        0.11%
  9.30%, due 7/1/15 (d)
Vertis, Inc.                                                     $  120,000      $  131,100        0.10%
  9.75%, due 4/1/09
WMG Aquistion Corp.                                              $   95,000      $   90,725        0.07%
  7.375%, due 4/15/14 (c)
Young Broadcasting, Inc.                                         $   70,000      $   73,325        0.06%
  8.50%, due 12/15/08
Ziff Davis Media, Inc. Series B                                  $  187,004      $  187,237        0.15%
  12.00%, due 8/12/09 --- 13.00%, beginning 8/12/04
                                                                                 ----------        ----
TOTAL MEDIA                                                                      $4,208,294        3.32%
                                                                                 ----------        ----
METALS & MINING
AK Steel Corp.                                                   $  160,000      $  148,000        0.12%
  7.75%, due 6/15/12
Allegheny Ludlum Corp.                                           $   20,000      $   18,200        0.01%
  6.95%, due 12/15/25
Allegheny Technologies, Inc.                                     $  185,000      $  192,400        0.15%
  8.375%, due 12/15/11
Commonwealth Industries, Inc.                                    $  293,000      $  294,465        0.23%
  10.75%, due 10/1/06
United States Steel LLC                                          $  150,000      $  173,625        0.14%
  10.75%, due 8/1/08
                                                                                 ----------        ----
TOTAL METALS & MINING                                                            $  826,690        0.65%
                                                                                 ----------        ----
MULTILINE RETAIL
Kmart Corp. Series 1995 Class K3                                 $   62,263      $   22,414        0.03%
  8.54%, due 1/2/15
Target Corp.                                                     $  150,000      $  157,295        0.12%
  6.35%, due 11/1/32
Target Corp.                                                     $  125,000      $  153,749        0.12%
  8.60%, due 1/15/12
                                                                                 ----------        ----
TOTAL MULTILINE RETAIL                                                           $  333,458        0.27%
                                                                                 ----------        ----

MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The)                                          $400,000     $  436,999   0.34%
  9.00%, due 5/15/15 (c)
AES Corp. (The)                                          $ 57,414     $   58,705   0.05%
  10.00%, due 12/12/05
AES Corp. (The)                                          $200,000     $  194,500   0.15%
  7.75%, due 3/1/14
AES Eastern Energy LP Series 1999 Class A                $449,068     $  502,956   0.40%
  9.00%, due 1/2/17 (m)
Calpine Corp.                                            $110,000     $   67,100   0.05%
  7.75%, due 4/15/09 (c)
Calpine Corp.                                            $536,000     $  431,480   0.34%
  8.50%, due 7/15/10
Calpine Gilroy, L.P.                                     $254,546     $  254,546   0.20%
  10.00%, due 9/30/14
Dynegy Holdings, Inc.                                    $145,000     $  159,863   0.13%
  10.125%, due 7/15/13 (c)
Dynegy Holdings, Inc.                                    $335,000     $  365,988   0.29%
  9.875%, due 7/15/10 (c)
NRG Energy, Inc.                                         $295,000     $  301,637   0.24%
  8.00%, due 12/15/13 (c)
Pacific Electric & Gas Co.                               $145,000     $  139,686   0.11%
  6.05%, due 3/1/34
PG&E National Energy Group, Inc.                         $305,000     $  205,111   0.16%
  10.375%, due 5/16/11 (h)
PSE&G Power LLC                                          $375,000     $  396,978   0.31%
  6.875%, due 4/15/06
Reliant Energy, Inc.                                     $ 80,000     $   85,200   0.07%
  9.25%, due 7/15/10
Salton Sea Funding Corp. Series B                        $ 44,406     $   46,293   0.04%
  7.37%, due 5/30/05
Tiverton/Rumford Power Associates Ltd., L.P.             $258,277     $  192,417   0.15%
  9.00%, due 7/15/18 (c)
Westar Energy, Inc.                                      $ 70,000     $   77,151   0.06%
  7.875%, due 5/1/07
                                                                      ----------   ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                             $3,916,610   3.09%
                                                                      ----------   ----
OIL & GAS
El Paso Corp.                                            $150,000     $  121,875   0.10%
  7.80%, due 8/1/31
El Paso Production Holding Co.                           $555,000     $  528,636   0.42%
  7.75%, due 6/1/13
Energy Corp. of America Series A                         $203,000     $  194,880   0.15%
  9.50%, due 5/15/07
Forest Oil Corp.                                         $210,000     $  227,326   0.18%
  8.00%, due 6/15/08
Kern River Funding Corp.                                 $261,181     $  255,417   0.20%
  4.893%, due 4/30/18 (c)
Mission Resources Corp.                                  $ 40,000     $   42,400   0.03%
  9.875%, due 4/1/11
Newfield Exploration Co.                                 $ 15,000     $   16,200   0.01%
  7.625%, due 3/1/11
Newfield Exploration Co.                                 $ 15,000     $   16,200   0.01%

  8.375%, due 8/15/12
Plains Exploration & Production Co. Series B                     $100,000   $  110,000   0.09%
  8.75%, due 7/1/12
Tennessee Gas Pipeline Co.                                       $150,000   $  149,625   0.12%
  8.375%, due 6/15/32
Tennessee Gas Pipeline Co.                                       $130,000   $  120,900   0.10%
  7.625%, due 4/1/37
Vintage Petroleum, Inc.                                          $370,000   $  396,824   0.31%
  8.25%, due 5/1/12
Westport Resources Corp.                                         $205,000   $  234,901   0.19%
  8.25%, due 11/1/11
                                                                            ----------   ----
TOTAL OIL & GAS                                                             $2,415,184   1.91%
                                                                            ----------   ----

PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                                            $435,000   $  499,163   0.39%
  8.875%, due 2/1/10
Georgia-Pacific Corp.                                            $ 65,000   $   63,538   0.05%
  7.375%, due 12/1/25
Georgia-Pacific Corp.                                            $100,000   $  116,000   0.09%
  9.375%, due 2/1/13
Georgia-Pacific Corp.                                            $305,000   $  340,838   0.27%
  8.875%, due 5/15/31
Georgia-Pacific Corp.                                            $ 80,000   $   76,400   0.06%
  7.25%, due 6/1/28
Georgia-Pacific Corp.                                            $ 45,000   $   45,000   0.04%
  7.75%, due 11/15/29
Georgia-Pacific Corp.                                            $215,000   $  224,138   0.18%
  8.00%, due 1/15/24
Georgia-Pacific Corp.                                            $490,000   $  519,400   0.41%
  8.625%, due 4/30/25
Pope & Talbot, Inc.                                              $212,000   $  218,360   0.17%
  8.375%, due 6/1/13
                                                                            ----------   ----
TOTAL PAPER & FOREST PRODUCTS                                               $2,102,837   1.66%
                                                                            ----------   ----

PERSONAL PRODUCTS
Estee Lauder Cos., Inc.                                          $ 75,000   $   72,324   0.06%
  5.75%, due 10/15/33
                                                                            ----------   ----
TOTAL PERSONAL PRODUCTS                                                     $   72,324   0.06%
                                                                            ----------   ----

PHARMACEUTICALS
Valeant Pharmaceuticals International                            $ 35,000   $   34,475   0.03%
  7.00%, due 12/15/11 (c)
WH Holdings Ltd./WH Capital Corp.                                $105,000   $  109,725   0.09%
  9.50%, due 4/1/11
Wyeth                                                            $295,000   $  284,854   0.22%
  5.50%, due 2/1/14
Wyeth                                                            $ 75,000   $   71,602   0.06%
  6.50%, due 2/1/34
                                                                            ----------   ----
TOTAL PHARMACEUTICALS                                                       $  500,656   0.40%
                                                                            ----------   ----

REAL ESTATE
American Real Estate Partners LP/American Real Estate Finance    $300,000   $  307,500   0.24%
Corp.

  8.125%, due 6/1/12 (c)
CB Richard Ellis Services, Inc.                  $ 73,000   $   80,300   0.06%
  9.75%, due 5/15/10
CB Richard Ellis Services, Inc.                  $244,000   $  279,380   0.22%
  11.25%, due 6/15/11
Crescent Real Estate Equities L.P.               $310,000   $  314,650   0.25%
  7.50%, due 9/15/07
HRPT Properties Trust                            $140,000   $  138,150   0.11%
  5.75%, due 2/15/14
HRPT Properties Trust                            $ 70,000   $   70,343   0.06%
  6.25%, due 8/15/16
iStar Financial, Inc.                            $ 70,000   $   67,730   0.05%
  5.125%, due 4/1/11 (c)
iStar Financial, Inc.                            $120,000   $  121,468   0.10%
  6.00%, due 12/15/10
Omega Healthcare Investors, Inc.                 $255,000   $  242,887   0.19%
  7.00%, due 4/1/14 (c)
Rouse Co. (The)                                  $ 75,000   $   71,838   0.06%
  3.625%, due 3/15/09
                                                            ----------   ----
TOTAL REAL ESTATE                                           $1,694,246   1.34%
                                                            ----------   ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Amkor Technology, Inc.                           $190,000   $  162,450   0.13%
  7.125%, due 3/15/11
Amkor Technology, Inc.                           $ 20,000   $   17,100   0.01%
  7.75%, due 5/15/13
ON Semiconductor Corp.                           $ 15,000   $   17,175   0.01%
  12.00%, due 3/15/10
ON Semiconductor Corp.                           $ 43,000   $   48,483   0.04%
13.00%, due 5/15/08
                                                            ----------   ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT              $  245,208   0.19%
                                                            ----------   ----

SPECIALTY RETAIL
Rent-Way, Inc.                                   $170,000   $  187,000   0.15%
  11.875%, due 6/15/10
Stratus Technologies, Inc.                       $ 80,000   $   77,600   0.06%
  10.375%, due 12/1/08 (c)
Williams Scotsman, Inc.                          $195,000   $  211,575   0.17%
  10.00%, due 8/15/08
                                                            ----------   ----
TOTAL SPECIALTY RETAIL                                      $  476,175   0.38%
                                                            ----------   ----

TOBACCO
Commonwealth Brands, Inc.                        $160,000   $  168,000   0.13%
  10.625%, due 9/1/08 (c)
Commonwealth Brands, Inc.                        $150,000   $  157,500   0.13%
  9.75%, due 4/15/08 (c)
                                                            ----------   ----
TOTAL TOBACCO                                               $  325,500   0.26%
                                                            ----------   ----

TRANSPORTATION INFRASTRUCTURE
Great Lakes Dredge & Dock Corp.                  $ 35,000   $   28,525   0.02%
  7.75%, due 12/15/13
                                                            ----------   ----
TOTAL TRANSPORTATION INFRASTRUCTURE                         $   28,525   0.02%
                                                            ----------   ----

WIRELESS TELECOMMUNICATION SERVICES
Alamosa Delaware, Inc.                                             $ 94,000   $   103,165         0.08%
  11.00%, due 7/31/10
Alamosa Delaware, Inc.                                             $100,000   $    97,750         0.08%
0.00%, due 7/31/09 --- 12.00%, beginning 7/31/05
American Tower Escrow Corp.                                        $200,000   $   148,500         0.12%
  0.00%, due 8/1/08
Loral CyberStar, Inc.                                              $233,000   $   174,750         0.14%
  10.00%, due 7/15/06 (h)
Rural Cellular Corp.                                               $255,000   $   261,375         0.21%
  8.25%, due 3/15/12 (c)
Triton PCS, Inc.                                                   $ 20,000   $    18,600         0.01%
  8.50%, due 6/1/13
US Unwired, Inc.                                                   $110,000   $   111,925         0.09%
  10.00%, due 6/15/12 (c)
                                                                              -----------        -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                     $   916,065         0.73%
                                                                              -----------        -----
TOTAL CORPORATE BONDS                                                         $45,651,844        35.97%
                                                                              -----------        -----

CORPORATE BONDS - FOREIGN

AUSTRALIA
Burns Philp Capital Property Ltd./Burns Philp Capital U.S.         $265,000   $   285,538         0.23%
  10.75%, due 2/15/2011
                                                                              -----------        -----
TOTAL AUSTRALIA                                                               $   285,538         0.23%
                                                                              -----------        -----

BELGIUM
Telenet Communications NV                                            85,000       102,847         0.08%
  9%, due 12/15/2013 (c)
  0%, due 6/15/2014 (c)                                            $160,000   $   103,600         0.08%
                                                                              -----------        -----
TOTAL BELGIUM                                                                 $   206,447         0.16%
                                                                              -----------        -----

BRAZIL
CIA Brasileira de Bebidas                                          $365,000   $   432,525         0.34%
  10.5%, due 12/15/2011
                                                                              -----------        -----
TOTAL BRAZIL                                                                  $   432,525         0.34%
                                                                              -----------        -----

CANADA
Calpine Canada Energy Finance                                      $426,000   $   265,185         0.21%
  8.5%, due 5/1/2008
Canada Housing Trust                                         C$     575,000       425,509         0.34%
  3.7%, due 9/15/2008 (c)
Hollinger, Inc.                                                    $133,000   $   154,280         0.12%
  11.875%, due 3/1/2011 (c)
Inco Ltd.                                                          $250,000   $   246,322         0.19%
  5.7%, due 10/15/2015
Norske Skog Canada Ltd.                                            $130,000   $   129,350         0.10%
  7.375%, due 3/1/2014
Quebecor Media, Inc.                                               $ 72,000   $    82,530         0.07%
  11.125%, due 7/15/2011
  0%, due 7/15/2011                                                $301,000   $   282,188         0.22%
Shaw Communications, Inc.                                    C$     225,000       172,043         0.14%
  7.5%, due 11/20/2013

Sun Media Corp.                                                              $     210,000      $   217,350         0.17%
  7.625%, due 2/15/2013
Tembec Industries, Inc.
  8.5%, due 2/1/2011                                                         $      95,000      $    98,325         0.07%
  7.75%, due 3/15/2012                                                       $     265,000      $   263,674         0.21%
                                                                                                -----------         ----
TOTAL CANADA                                                                                    $ 2,336,756         1.84%
                                                                                                -----------         ----

CAYMAN ISLANDS
CSN Islands VIII Corp.                                                       $     200,000      $   191,000         0.15%
  9.75%, due 12/16/2013 (c)
Hutchison Whamp International Ltd.                                           $     240,000      $   238,452         0.19%
  5.45%, due 11/24/2010 (c)
Principal Financial Global Funding, LLC Series E                    L              225,000          406,748         0.32%
  5.875%, due 6/8/2009
Votorantim Overseas III                                                      $     100,000      $    96,000         0.07%
  7.875%, due 1/23/2014 (c)
                                                                                                -----------         ----
TOTAL CAYMAN ISLANDS                                                                            $   932,200         0.73%
                                                                                                -----------         ----

CHILE
AES Gener SA                                                                 $     250,000      $   241,250         0.19%
  7.5%, due 3/25/2014 (c)
Corporacion Nacional del Cobre-Codelco, Inc.                                 $      55,000      $    55,604         0.04%
  5.5%, due 10/15/2013 (c)
Empresa Nacional de Petroleo                                                 $     200,000      $   217,176         0.17%
  6.75%, due 11/15/2012 (c)
                                                                                                -----------         ----
TOTAL CHILE                                                                                     $   514,030         0.40%
                                                                                                -----------         ----

COLOMBIA
Bavaria S.A                                                                  $      60,000      $    62,100         0.05%
  8.875%, due 11/1/2010 (c)
                                                                                                -----------         ----
TOTAL COLOMBIA                                                                                  $    62,100         0.05%
                                                                                                -----------         ----

DENMARK
Realkredit Danmark A/S                                              DK           3,003,171          504,289         0.39%
  6%, due 10/1/2029
                                                                                                -----------         ----
TOTAL DENMARK                                                                                   $   504,289         0.39%
                                                                                                -----------         ----

FRANCE
Crown Euro Holdings S.A                                                      $     350,000      $   383,250         0.30%
  9.5%, due 3/1/2011
  10.875%, due 3/1/2013                                                      $     215,000      $   246,713         0.19%
                                                                                                -----------         ----
TOTAL FRANCE                                                                                    $   629,963         0.49%
                                                                                                -----------         ----

GERMANY
Citibank Global Markets Deutschland for Severstal                            $     190,000      $   169,100         0.12%
  9.25%, due 4/19/2014 (c)
Gazprom                                                                      $     260,000      $   272,025         0.21%
  9.625%, due 3/1/2013 (c)
KfW Kreditanstalt fuer Wiederaufbau Series INTL                                    724,000          905,983         0.71%
  4.75%, due 8/18/2006
Salomon Brothers AG Series REGS                                              $     100,000      $   102,000         0.09%
  10.75%, due 1/15/2009
MTU Aero Engines Investment GmbH & Co. KG                                    $      75,000      $    91,651         0.08%

  8.25%, due 4/1/2014 (c)
                                                                                                -----------         ----
TOTAL GERMANY                                                                                   $ 1,540,759         1.21%
                                                                                                -----------         ----
GREAT BRITAIN (UK)
Annington Finance No 1                                               L             205,384          373,079         0.29%
  4.82625%, due 10/2/2006
HSBC Holding PLC Tier II                                                     $      10,000      $    10,068         0.01%
  5.25%, due 12/12/12
Marconi Corp. PLC
  8.00%, due 4/30/08                                                         $      62,015      $    66,976         0.05%
  8.00%, due 4/30/08                                                         $      33,461      $    36,138         0.03%
Ono Finance PLC                                                              $     420,000      $   474,055         0.37%
  10.50%, due 5/15/14 (c)
TDL Infomedia Group Ltd.                                             L             260,000          505,893         0.40%
  12.125%, due 10/15/2009
Vodafone Group PLC                                                           $     220,000      $   220,917         0.18%
  3.95%, due 1/30/08
                                                                                                -----------         ----
TOTAL GREAT BRITAIN                                                                             $ 1,687,126         1.33%
                                                                                                -----------         ----

IRELAND
Navigator Gas Transport PLC                                                  $     362,000      $   206,340         0.16%
  10.5%, due 6/30/2007 (c)
Waterford Wedgwood PLC Series REGS

  9.875%, due 12/1/2010 (c)                                          E              55,000           58,933         0.05%
  9.875%, due 12/1/2010                                              E              90,000           96,436         0.08%
                                                                                                -----------         ----
TOTAL IRELAND                                                                                   $   361,709         0.29%
                                                                                                -----------         ----

KAZAKHSTAN
Kazkommerts International B.V.                                               $     400,000      $   399,000         0.31%
  8.5%, due 4/16/2013 (c)
                                                                                                -----------         ----
TOTAL KAZAKHSTAN                                                                                $   399,000         0.31%
                                                                                                -----------         ----

LUXEMBORG
Gazprom International S.A.                                                   $     200,000      $   197,000         0.16%
  7.201%, due 2/1/2020 (c)
Millicom International Cellular S.A.                                         $     165,000      $   165,000         0.13%
  10.%, due 12/1/2013 (c)
Mobile Telesystems Finance                                                   $     150,000      $   156,000         0.12%
  9.75%, due 1/30/2008 (c)
Wimm-Bill-Dann Foods OJSC                                                    $     100,000      $    94,000         0.07%
  8.5%, due 5/21/2008 (c)
                                                                                                -----------         ----
TOTAL LUXEMBORG                                                                                 $   612,000         0.48%
                                                                                                -----------         ----

MEXICO
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.                      $     300,000      $   321,750         0.25%
  12.5%, due 6/15/2012
Telefonos de Mexico, S.A. de C.V.                                            $     230,000      $   245,776         0.19%
  8.25%, due 1/26/2006
Telefonos de Mexico, S.A. de C.V.                                            $     260,000      $   254,869         0.20%
  4.5%, due 11/19/2008
Vitro S.A. de C.V.                                                           $      75,000      $    69,188         0.06%
  11.75%, due 11/1/2013 (c)
                                                                                                -----------         ----
TOTAL MEXICO                                                                                    $   891,583         0.70%
                                                                                                -----------         ----

NETHERLANDS
Coca-Cola HBC Finance BV                                                     $      50,000      $    49,799         0.04%
  5.125%, due 9/17/2013
Parmalat Finance Corp. BV                                                          300,000           54,178         0.04%
  6.25%, due 2/7/2005 (h)
Mobifon Holdings B.V.                                                        $      60,000      $    68,850         0.06%
  12.5%, due 7/31/2010
                                                                                                -----------        -----
TOTAL NETHERLANDS                                                                               $   172,827         0.14%
                                                                                                -----------        -----

RUSSIA
Tyumen Oil Co.                                                               $     250,000      $   273,125         0.22%
  11%, due 11/6/2007 (c)
                                                                                                -----------        -----
TOTAL RUSSIA                                                                                    $   273,125         0.22%
                                                                                                -----------        -----

SINGAPORE
PSA Corp. Ltd.                                                               $     190,000      $   197,818         0.16%
  7.125%, due 8/1/2005 (c)
Singapore Powerassets Ltd.                                                   $     175,000      $   172,751         0.14%
  5%, due 10/22/2013 (c)
                                                                                                -----------        -----
TOTAL SINGAPORE                                                                                 $   370,569         0.30%
                                                                                                -----------        -----

SUPRANATIONAL
Corporacion Andina de Fomento CAF Series 4RG                                 $  25,000,000      $   223,757         0.18%
  1.17%, due 7/27/2006
Jafra Cosmetics International, Inc.                                          $     170,000      $   191,250         0.15%
  10.75%, due 5/15/2011
Invista                                                                      $     205,000      $   209,869         0.17%
  9.25%, due 5/1/2012 (c)
European Investment Bank Series E                                    Y          50,000,000          468,998         0.37%
  2.125%, due 9/20/2007
                                                                                                -----------        -----
TOTAL SUPRANATIONAL                                                                             $ 1,093,874         0.87%
                                                                                                -----------        -----

SWEDEN
Stena AB                                                                     $     200,000      $   218,000         0.18%
  9.625%, due 12/1/2012
                                                                                                -----------        -----
TOTAL SWEDEN                                                                                    $   218,000         0.18%
                                                                                                -----------        -----

UKRAINE
Kyivstar GSM 144A                                                            $     250,000      $   274,375         0.21%
  12.75%, due 11/21/2005 (c)
                                                                                                -----------        -----
TOTAL UKRAINE                                                                                   $   274,375         0.21%
                                                                                                -----------        -----
TOTAL CORPORATE BONDS - FOREIGN                                                                 $13,798,795        10.87%
                                                                                                -----------        -----

FOREIGN GOVERNMENT BONDS
AUSTRALIA
Australian Government Series 808                                     A$          1,090,000          847,003         0.67%
  8.75%, due 8/15/2008
                                                                                                -----------        -----
AUSTRALIA                                                                                       $   847,003         0.67%
                                                                                                -----------        -----

AUSTRIA
Republic of Austria Series 2                                                       143,000          174,817         0.14%
  4.65%, due 1/15/2018

                                                                                                -----------       ----
TOTAL AUSTRIA                                                                                   $   174,817       0.14%
                                                                                                -----------       ----

BELGIUM
Kingdom of Belgium Series 36                                                       400,000          512,460       0.41%
  5%, due 9/28/2011
Kingdom of Belgium Series 42                                                       825,000          979,455       0.77%
  3%, due 9/28/2008
                                                                                                -----------       ----
TOTAL BELGIUM                                                                                   $ 1,491,915       1.18%
                                                                                                -----------       ----

BRAZIL
Republic of Brazil Series 20 year                                            $     750,574      $   709,292       0.56%
  8%, due 4/15/2014 (k)
Republic of Brazil Series 11BR                                       Y          25,000,000          220,605       0.17%
  4.75%, due 4/10/2007 (k)
                                                                                                -----------       ----
TOTAL BRAZIL                                                                                    $   929,897       0.73%
                                                                                                -----------       ----

CANADA
Canadian Government                                                 C$             340,000          270,424       0.21%
  5.5%, due 6/1/2009
Canadian Government                                                 C$             550,000          444,883       0.35%
  5.75%, due 6/1/2033
Province of Quebec                                                           $      80,000      $    82,649       0.07%
  5%, due 7/17/2009
                                                                                                -----------       ----
TOTAL CANADA                                                                                    $   797,956       0.63%
                                                                                                -----------       ----

COLOMBIA
Republic of Columbia                                                         $     300,000      $   256,500       0.20%
  8.125%, due 5/21/2024
                                                                                                -----------       ----
TOTAL COLOMBIA                                                                                  $   256,500       0.20%
                                                                                                -----------       ----

DENMARK
Kingdom of Denmark                                                  DK           2,985,000          506,100       0.40%
  5%, due 11/15/2013
                                                                                                -----------       ----
TOTAL DENMARK                                                                                   $   506,100       0.40%
                                                                                                -----------       ----

EL SALVADOR
Republic of El Salvador                                                      $     250,000      $   260,938       0.21%
  7.75%, due 1/24/2023 (c)
                                                                                                -----------       ----
TOTAL EL SALVADOR                                                                               $   260,938       0.21%
                                                                                                -----------       ----

FRANCE
French Treasury Note                                                               400,000          505,291       0.40%
  4.75%, due 7/12/2007
                                                                                                -----------       ----
TOTAL FRANCE                                                                                    $   505,291       0.40%
                                                                                                -----------       ----

GERMANY
Deutsche Bundesrepublik Series 98                                                  704,000          903,394       0.71%
  5.25%, due 1/4/2008
Deutsche Bundesrepublik SERIES 98                                                  125,000          158,388       0.13%
  4.75%, due 7/4/2008
Deutsche Bundesrepublik Series 99                                                2,350,000        2,872,371       2.26%
  3.75%, due 1/4/2009

Bundesobligation Series 132                                                        245,000          295,315       0.23%
  4.125%, due 8/27/2004
Deutsche Bundesrepublik Series 99                                                  450,000          587,347       0.46%
  5.375%, due 1/4/2010
Deutsche Bundesrepublik Series 00                                                  350,000          508,161       0.40%
  6.25%, due 1/4/2030
Deutsche Bundesrepublik Series 01                                                1,405,000        1,802,513       1.42%
  5%, due 7/4/2011
Bundesobligation Series 138                                                        145,000          180,902       0.14%
  4.5%, due 8/18/2006
                                                                                                -----------       ----
TOTAL GERMANY                                                                                   $ 7,308,391       5.75%
                                                                                                -----------       ----

GREAT BRITAIN

United Kingdom Treasury Bond                                         L             100,000          180,517       0.14%
  5%, due 3/7/2012
United Kingdom Treasury Bond                                         L             175,000          370,085       0.29%
  6.00%, due 12/7/2028
United Kingdom Treasury Bond                                         L             150,000          341,177       0.27%
  4%, due 3/7/2009
United Kingdom Treasury Bond                                         L             325,000          564,111       0.44%
  4%, due 3/7/2009
United Kingdom Treasury Bond                                         L             300,000          500,528       0.39%
  4.25%, due 6/7/32
United Kingdom Treasury Bond                                         L             465,000          897,426       0.71%
  6.25%, due 11/25/10
                                                                                                -----------       ----
TOTAL GREAT BRITAIN                                                                             $ 2,853,844       2.24%
                                                                                                -----------       ----

GREECE
Hellenic Republic                                                                  406,000          549,131       0.43%
  5.9%, due 10/22/2022
                                                                                                -----------       ----
TOTAL GREECE                                                                                    $   549,131       0.43%
                                                                                                -----------       ----

ITALY
Buoni Poliennali del Tesoro                                                        321,000          400,617       0.32%
  5.25%, due 12/15/2005
Republic of Italy                                                    Y          30,000,000          300,194       0.24%
  3.8%, due 3/27/2008
Buoni Poliennali del Tesoro                                                        372,000          544,789       0.43%
  6.5%, due 11/1/2027
Buoni Poliennali del Tesero                                                        600,000          787,645       0.62%
  5.5%, due 11/1/2010
                                                                                                -----------       ----
TOTAL ITALY                                                                                     $ 2,033,245       1.61%
                                                                                                -----------       ----

JAPAN
Japan Finance Corp. for Municipal Enterprises Series INTL                    $ 120,000,000      $ 1,070,650       0.84%
  1.55%, due 2/21/2012
Development Bank of Japan Series INTL                                Y          41,000,000          285,685       0.23%
  1.05%, due 6/20/2023
Development Bank of Japan                                                    $ 140,000,000      $ 1,216,380       0.96%
  1.6%, due 6/20/2014
                                                                                                -----------       ----
TOTAL JAPAN                                                                                     $ 2,572,715       2.03%
                                                                                                -----------       ----

MEXICO

United Mexican States                                                        $      35,000      $    35,560      0.03%
  6.625%, due 3/3/2015
United Mexican States                                                        $      15,000      $    14,940      0.01%
  4.625%, due 10/8/2008
                                                                                                -----------      ----
TOTAL MEXICO                                                                                    $    50,500      0.04%
                                                                                                -----------      ----

NETHERLANDS
Netherlands Government                                                       $     634,000      $   770,938      0.61%
  3.75%, due 7/15/2009
                                                                                                -----------      ----
TOTAL NETHERLANDS                                                                               $   770,938      0.61%
                                                                                                -----------      ----

NORWAY
Norwegian Government                                                NK           4,865,000          757,515      0.60%
  6.75%, due 1/15/2007
                                                                                                -----------      ----
TOTAL NORWAY                                                                                    $   757,515      0.60%
                                                                                                -----------      ----

PANAMA
Republic of Panama                                                           $     350,000      $   382,375      0.30%
  8.25%, due 4/22/2008
                                                                                                -----------      ----
TOTAL PANAMA                                                                                    $   382,375      0.30%
                                                                                                -----------      ----

PHILIPPINES
Republic of Philippines                                                      $     200,000      $   206,000      0.16%
  9.875%, due 1/15/2019
                                                                                                -----------      ----
TOTAL PHILIPPINES                                                                               $   206,000      0.16%
                                                                                                -----------      ----

PORTUGAL
Portugal Obrigacoes do Tesouro OT                                                  335,000          405,695      0.32%
  3%, due 7/17/2006
                                                                                                -----------      ----
TOTAL PORTUGAL                                                                                  $   405,695      0.32%
                                                                                                -----------      ----

RUSSIA
Russian Federation                                                           $     204,000      $   219,300      0.17%
  8.25%, due 3/31/2010
Russian Federation                                                           $   1,007,000      $   924,527      0.73%
  5%, due 3/31/2030
Russian Federation Series REGS                                               $     183,000      $   205,875      0.16%
  10.%, due 6/26/2007
                                                                                                -----------      ----
TOTAL RUSSIA                                                                                    $ 1,349,702      1.06%
                                                                                                -----------      ----

SOUTH AFRICA
Republic of South Africa Series E {MTN}                                            100,000          131,351      0.10%
  7%, due 4/10/2008
                                                                                                -----------      ----
TOTAL SOUTH AFRICA                                                                              $   131,351      0.10%
                                                                                                -----------      ----

SWEDEN
Swedish Government Series 1045                                      SK           2,000,000          275,375      0.21%
  5.25%, due 3/15/2011
Swedish Government Series 1043                                      SK           5,470,000          745,666      0.59%
  5%, due 1/28/2009
                                                                                                -----------      ----
TOTAL SWEDEN                                                                                    $ 1,021,041      0.80%
                                                                                                -----------      ----

UKRAINE
Ukraine Government                                                           $     175,000      $   166,250        0.13%
  6.875%, due 3/4/2011 (c)
                                                                                                -----------       -----
TOTAL UKRAINE                                                                                   $   166,250        0.13%
                                                                                                -----------       -----

VENEZUELA
Republic of Venezuela Series DL                                              $     416,652      $   402,070        0.31%
  2.75%, due 12/18/2007 (l)
Republic of Venezuela                                                        $     181,000      $   206,340        0.17%
  13.625%, due 8/15/2018
                                                                                                -----------       -----
TOTAL VENEZUELA                                                                                 $   608,410        0.48%
                                                                                                -----------       -----

TOTAL FOREIGN GOVERNMENT BONDS                                                                  $26,937,520       21.22%
                                                                                                -----------       -----

CORPORATE CMOS
CONSUMER FINANCE
Debit Structured Finance Corp. Series A-2                                    $         683      $       506        0.00% (a)
  8.375%, due 8/15/15
                                                                                                -----------        -----
TOTAL CONSUMER FINANCE                                                                          $       506        0.00% (a)
                                                                                                -----------        -----
TOTAL CORPORATE CMOS                                                                            $       506        0.00% (a)
                                                                                                -----------        -----

FHLMC
Federal Home Loan Mortgage Corp.                                             $   1,675,000      $ 1,680,235        1.32%
  5.50%, due 8/12/34 (q)
Federal Home Loan Mortgage Corp.                                             $     200,000      $   198,034        0.16%
  3.625%, due 9/15/08
Federal Home Loan Mortgage Corp.                                             $     490,018      $   478,986        0.38%
  5.00%, due 6/1/33
Federal Home Loan Mortgage Corp.                                             $     925,599      $   904,515        0.71%
  5.00%, due 8/1/33
Federal Home Loan Mortgage Corp.                                             $     305,584      $   307,557        0.24%
  5.50%, due 2/1/33
Federal Home Loan Mortgage Corp.                                             $     121,186      $   115,348        0.09%
  3.00%, due 8/1/10
                                                                                                -----------        ----
TOTAL FHLMC                                                                                     $ 3,684,675        2.90%
                                                                                                -----------        ----

FNMA
Federal National Mortgage Association                                        $     347,908      $   357,316        0.28%
  6.00%, due 3/1/33
Federal National Mortgage Association                                        $   1,405,000      $ 1,441,003        1.14%
  6.00%, due 8/12/34 (q)
Federal National Mortgage Association                                        $      34,159      $    35,691        0.03%
  6.50%, due 10/1/31
Federal National Mortgage Association                                        $      64,485      $    67,377        0.05%
  6.50%, due 6/1/31
Federal National Mortgage Association                                        $     154,791      $   161,736        0.13%
  6.50%, due 6/1/32
Federal National Mortgage Association                                        $      55,080      $    57,550        0.05%
  6.50%, due 8/1/31
Federal National Mortgage Association                                        $     110,000      $   122,517        0.10%
  6.625%, due 9/15/09
Federal National Mortgage Association                                        $      48,284      $    51,099        0.04%

  7.00%, due 4/1/32
Federal National Mortgage Association                                        $     263,000      $   274,617        0.22%
  7.00%, due 7/15/05
Federal National Mortgage Association                                        $     137,186      $   146,902        0.12%
  7.50%, due 8/1/31
Federal National Mortgage Association                                        $      96,597      $   102,258        0.08%
  7.00%, due 2/1/32
Federal National Mortgage Association                                        $   1,200,000      $ 1,203,000        0.95%
  5.50%, due 8/12/34 (q)
Federal National Mortgage Association                                        $     635,000      $   663,521        0.52%
  5.50%, due 5/2/06
Federal National Mortgage Association                                        $   2,946,428      $ 2,960,901        2.33%
  5.50%, due 11/1/33
Federal National Mortgage Association                                        $     515,000      $   521,681        0.41%
  5.25%, due 8/1/12
Federal National Mortgage Association                                        $     608,978      $   614,789        0.48%
  5.00%, due 9/1/17
Federal National Mortgage Association                                        $     240,000      $   233,925        0.18%
  5.00%, due 8/12/34 (q)
Federal National Mortgage Association                                        $     280,000      $   289,660        0.23%
  4.75%, due 1/2/07
Federal National Mortgage Association                                        $     135,000      $   129,724        0.10%
  4.625%, due 5/1/13
Federal National Mortgage Association                                        $     559,234      $   551,108        0.43%
  4.50%, due 7/1/18
Federal National Mortgage Association                                        $     579,278      $   570,861        0.45%
  4.50%, due 11/1/18
Federal National Mortgage Association                                        $   2,725,000      $ 2,788,869        2.20%
  5.50%, due 9/20/19 (q)
Federal National Mortgage Association                                        $     154,885      $   152,634        0.12%
  4.50%, due 4/1/18
                                                                                                -----------       -----
TOTAL FNMA                                                                                      $13,498,739       10.64%
                                                                                                -----------       -----

GNMA
Government National Mortgage Association                                     $      42,339      $    45,632        0.04%
  7.50%, due 12/15/28
Government National Mortgage Association                                     $      26,702      $    28,863        0.02%
  7.50%, due 12/15/23
Government National Mortgage Association                                     $     120,833      $   124,680        0.10%
  6.00%, due 4/15/29
Government National Mortgage Association                                     $     218,594      $   225,330        0.18%
  6.00%, due 8/15/32
Government National Mortgage Association                                     $      53,157      $    57,273        0.05%
  7.50%, due 11/25/28
                                                                                                -----------       -----
TOTAL GNMA                                                                                      $   481,778        0.39%
                                                                                                -----------       -----

PREFERRED STOCK
MEDIA
Haights Cross Communications, Inc. 16.00% Class B                                    3,700      $   181,300        0.14%
Paxson Communications Corp.                                                             14      $   119,456        0.09%
Ziff Davis Media, Inc.                                                                  48      $    24,960        0.02%
                                                                                                -----------       -----
TOTAL MEDIA                                                                                     $   325,716        0.25%
                                                                                                -----------       -----

REAL ESTATE
Sovereign Real Estate Investment Corp. (c)                                             358      $   522,680       0.41%
                                                                                                -----------       ----
TOTAL REAL ESTATE                                                                               $   522,680       0.41%
                                                                                                -----------       ----
TOTAL PREFERRED STOCK                                                                           $   848,396       0.66%
                                                                                                -----------       ----

REVENUE BONDS
Harris County Texas Industrial Development Corp. Solid Waste                 $      95,000      $    95,544       0.08%
Disposal Revenue Deer Park
  5.683%, due 3/1/23
                                                                                                -----------       ----
TOTAL REVENUE BONDS                                                                             $    95,544       0.08%
                                                                                                -----------       ----

U.S. TREASURY BONDS
United States Treasury Bond                                                  $     175,000      $   196,287       0.15%
  6.25%, due 8/15/23
United States Treasury Bond                                                  $     430,000      $   517,931       0.41%
  6.875%, due 8/15/25
United States Treasury Bond                                                  $      45,000      $    63,053       0.05%
  8.75%, due 8/15/20
United States Treasury Bond                                                  $      65,000      $    66,574       0.05%
  5.375%, due 2/15/31
                                                                                                -----------       ----
TOTAL U.S. TREASURY BONDS                                                                       $   843,845       0.66%
                                                                                                -----------       ----

U.S. TREASURY NOTES
United States Treasury Note                                                  $     630,000      $   624,094       0.49%
  3.00%, due 2/15/08
United States Treasury Note                                                  $   1,509,000      $ 1,564,880       1.23%
  6.75%, due 5/15/05 (p)
United States Treasury Note                                                  $   1,000,000      $ 1,104,102       0.87%
  6.00%, due 8/15/09 (p)
United States Treasury Note                                                  $   1,130,000      $ 1,179,482       0.93%
  5.75%, due 11/15/05 (p)
United States Treasury Note                                                  $     745,000      $   771,657       0.61%
  4.375%, due 5/15/07
United States Treasury Note                                                  $   1,620,000      $ 1,677,586       1.32%
  4.625%, due 5/15/06 (p)
                                                                                                -----------       ----
TOTAL U.S. TREASURY NOTES                                                                       $ 6,921,801       5.45%
                                                                                                -----------       ----

WARRANTS
CHEMICALS
General Chemical Industrial Products, Inc. Series A Strike Price                        30      $     1,134       0.00% (a)
$195.43 Expire 3/31/11 (d)
General Chemical Industrial Products, Inc. Series B Strike Price                        22      $       297       0.00% (a)
$376.03 Expire 3/31/11 (d)
                                                                                                -----------       ----
TOTAL CHEMICALS                                                                                 $     1,431       0.00% (a)
                                                                                                -----------       ----

DIVERSIFIED FINANCIAL SERVICES
ASAT Finance LLC Strike @ $18.60 Expire 11/1/06 (c)(d)                                 175      $       175       0.00% (a)
                                                                                                -----------       ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                            $       175       0.00% (a)
                                                                                                -----------       ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ICO Global Communications Holdings Ltd. Strike @ $60.00 Expire                       5,128      $        51       0.00% (a)
5/16/2006

                                                                                                -----------       ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                    $        51       0.00% (a)
                                                                                                -----------       ----

MEDIA
Haights Cross Communications, Inc. Strike price $0.001 Expire                            6      $         0 (r)   0.00% (a)
Haights Cross Communications, Inc. Strike price $0.001 Expire                        3,350      $        34       0.00% (a)
12/10/11 Preferred Class A
Ono Finance PLC Expire 2/15/11 (c)                                                     405      $         4       0.00% (a)
Ziff Davis Media, Inc. Strike @ $0.001 Expire 8/12/12                                8,954      $       895       0.00% (a)
                                                                                                -----------       ----
TOTAL MEDIA                                                                                     $       933       0.00% (a)
                                                                                                -----------       ----

METALS & MINING
ACP Holding Co. Strike @ $0.01 Expire 10/7/13 (c)(d)                                42,051      $    42,051       0.03%
                                                                                                -----------       ----
TOTAL METALS & MINING                                                                           $    42,051       0.03%
                                                                                                -----------       ----

WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc. Class A Expire 12/2/12 (d)                                 9,411      $    11,764       0.01%
NEON Communications, Inc. Expire 12/2/12 (d)                                        28,559      $       286       0.00% (a)
UbiquiTel, Inc. Strike @ $22.74 Expire 4/15/10 (c)(d)                                  225      $         2       0.00% (a)
                                                                                                -----------       ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                       $    12,052       0.01%
                                                                                                -----------       ----
TOTAL WARRANTS                                                                                  $    56,693       0.04%
                                                                                                -----------       ----

YANKEE BONDS (n)
CONTAINERS & PACKAGING
Smurfit Capital Funding PLC                                                  $     185,000      $   173,900       0.14%
  7.5%, due 11/20/2025
                                                                                                -----------       ----
TOTAL CONTAINERS & PACKAGING                                                                    $   173,900       0.14%
                                                                                                -----------       ----

ENERGY EQUIPMENT & SERVICES
Petroleum Geo-Services ASA                                                   $      48,634      $    49,728       0.04%
  8%, due 11/5/2006
Petroleum Geo-Services ASA                                                   $     350,123      $   371,130       0.29%
  10.%, due 11/5/2010
                                                                                                -----------       ----
TOTAL ENERGY EQUIPMENT & SERVICES                                                               $   420,858       0.33%
                                                                                                -----------       ----

FOREIGN GOVERNMENTS
Financement Quebec                                                           $     190,000      $   191,310       0.15%
  5%, due 10/25/2012
                                                                                                -----------       ----
TOTAL FOREIGN GOVERNMENTS                                                                       $   191,310       0.15%
                                                                                                -----------       ----

INSURANCE
Montpelier Re Holdings Ltd.                                                  $     255,000      $   257,899       0.20%
  6.125%, due 8/15/2013
                                                                                                -----------       ----
TOTAL INSURANCE                                                                                 $   257,899       0.20%
                                                                                                -----------       ----

MARINE
Sea Containers Ltd.                                                          $      31,000      $    30,380       0.03%
  7.875%, due 2/15/2008
Sea Containers Ltd.                                                          $     139,000      $   145,429       0.11%
  10.75%, due 10/15/2006
                                                                                                -----------       ----
TOTAL MARINE                                                                                    $   175,809       0.14%
                                                                                                -----------       ----

MEDIA
Rogers Cable, Inc.                                                           $     245,000      $   261,673       0.21%

  7.875%, due 5/1/2012
                                                                                                -----------       ----
TOTAL MEDIA                                                                                     $   261,673       0.21%
                                                                                                -----------       ----

METALS & MINING
Algoma Steel, Inc.                                                           $     234,000      $   255,060       0.20%
  11%, due 12/31/2009
                                                                                                -----------       ----
TOTAL METALS & MINING                                                                           $   255,060       0.20%
                                                                                                -----------       ----

OIL & GAS
YPF Sociedad Anonima                                                         $      60,000      $    65,175       0.05%
  9.125%, due 2/24/2009
                                                                                                -----------       ----
TOTAL OIL & GAS                                                                                 $    65,175       0.05%
                                                                                                -----------       ----

PAPER & FOREST PRODUCTS
Abitibi-Consolidated, Inc.                                                   $     100,000      $    90,750       0.07%
  6%, due 6/20/2013
Abitibi-Consolidated, Inc.                                                   $     100,000      $    95,000       0.07%
  8.5%, due 8/1/2029
Donohue Forest Products                                                      $      80,000      $    82,800       0.07%
  7.625%, due 5/15/2007
Tembec Industries, Inc.                                                      $      95,000      $    98,088       0.08%
  8.625%, due 6/30/2009
                                                                                                -----------       ----
TOTAL PAPER & FOREST PRODUCTS                                                                   $   366,638       0.29%
                                                                                                -----------       ----

ROAD & RAIL
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.                      $     150,000      $   149,250       0.12%
  11.75%, due 6/15/2009
                                                                                                -----------       ----
TOTAL ROAD & RAIL                                                                               $   149,250       0.12%
                                                                                                -----------       ----
TOTAL YANKEE BONDS                                                                              $ 2,317,572       1.83%
                                                                                                -----------       ----

PUCHASED OPTIONS
British Pound Call/Euro Put Strike Price GBP 0.66 Expire 9/28/04                 1,550,000      $    13,063       0.01%
  0.00%, due 9/1/54
Japanese Yen Call/U.S. Dollar Put Strike price JPY 106 Expire                    2,470,000      $         0 (r)   0.00% (a)
  0.00%, due 8/1/54
                                                                                                -----------       ----
TOTAL CURRENCY OPTIONS                                                                          $    13,063       0.01%
                                                                                                -----------       ----

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER
American Express Credit Corp.                                                $     525,000      $   524,945       0.41%
  1.25% due 8/3/04
American Express Credit Corp.                                                $     505,000      $   504,708       0.40%
  1.30% due 8/16/04
American General Finance Corp.                                               $   2,350,000      $ 2,349,755       1.85%
  1.25% due 8/3/04
Federal Home Loan Bank                                                       $     775,000      $   774,948       0.61%
  1.21% due 8/2/04
Federal National Mortgage Association                                        $     280,000      $   279,832       0.22%
  1.35% due 8/16/04
General Electric Capital Corp.                                               $     990,000      $   989,897       0.78%
  1.25% due 8/3/04

General Electric Capital Corp.                                               $     500,000      $     499,693         0.39%
  1.30% due 8/17/04
Metlife Funding, Inc.                                                        $     885,000      $     884,379         0.70%
  1.33% due 8/19/04
UBS Finance (Delaware) LLC                                                   $   4,255,000      $   4,254,688         3.35%
  1.32% due 8/2/04
UBS Finance (Delaware) LLC                                                   $     410,000      $     409,651         0.32%
  1.33% due 8/23/04
Deutsche Bank Financial LLC                                                  $     980,000      $     979,931         0.77%
  1.26% due 8/2/04
                                                                                                -------------       ------
TOTAL COMMERCIAL PAPER                                                                          $  12,452,427         9.80%
                                                                                                -------------       ------

INVESTMENT COMPANIES
CAPITAL MARKETS
AIM Institutional Funds Group                                                      154,021      $     154,021         0.12%
Merrill Lynch Premier Institutional Fund                                           731,565      $     731,565         0.58%
                                                                                                -------------       ------
TOTAL CAPITAL MARKETS                                                                           $     885,586         0.70%
                                                                                                -------------       ------
TOTAL INVESTMENT COMPANIES                                                                      $     885,586         0.70%
                                                                                                -------------       ------

LOAN ASSIGNMENT & PARTICIPATION
BUILDING PRODUCTS
Owens Corning, Inc. Bank debt, Revolver                                      $     235,575      $     182,571         0.14%
  0.00%, due 1/1/05
                                                                                                -------------       ------
TOTAL BUILDING PRODUCTS                                                                         $     182,571         0.14%
                                                                                                -------------       ------

TOTAL LOAN ASSIGNMENT & PARTICIPATION                                                           $     182,571         0.14%
                                                                                                -------------       ------
                                                                                                -------------       ------
Total Short-Term Investments                                                                    $  13,520,584        10.64%
                                                                                                -------------       ------
                                                                                                -------------       ------
TOTAL INVESTMENTS (COST $129,315,040)(s)                                                        $ 132,750,606 (t)   104.59%
                                                                                                -------------       ------
Liabilities in Excess of Cash and Other Assets                                                 ($   5,820,496)       (4.59)%
                                                                                                -------------       ------
NET ASSETS                                                                                      $ 126,930,110       100.00%
                                                                                                =============       ======
Written Call Option

British Pound Call/Euro Put Strike Price GBP 0.63 Expire 9/28/04               (-1,550,000)     $           0 (r)     0.00% (a)
                                                                                                -------------       ------
Total Written Call Options                                                                      $           0 (r)     0.00% (a)
                                                                                                -------------       ------

(a)   Non-income producing security.

(b)   Less than one hundredth of a percent.

(c)   May be sold to institutional investors only.

(d)   Illiquid security.

(e)   ADR - American Depositary Receipt.

(f)   Restricted security.

(g)   Fair valued security.

(h)   Issue in default.

(i)   Represents a security, or a portion thereof, which is out on loan.

(j) PIK ("Payment in Kind")-Dividend payment is made with additional securities.

(k)   Brady bond.

(l)   Floating rate. Rate shown is the rate in effect at July 31, 2004.

(m)   Partially segregated as collateral for unfunded loan commitments.

(n) Yankee bond--Dollar-denominated bonds issued in the United States by foreign banks and corporations.

(o) 362 Units-Each unit reflects $1,000 principal amount of 13.875% Senior Notes plus 1 warrant to acquire 19.9718 shares of common stock at $0.01 per share at a future date.

(p)   Segregated as collateral for TBA.

(q) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual amount and the maturity date will be determined upon settlement. The market value of these securities at July 31, 2004 is $5,666,797.

(r)   Less than one dollar.

(s)   The cost for federal income tax purposes is $130,156,570.

(t) At July 31, 2004, net unrealized appreciation was $2,594,036 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $6,587,338 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,993,302.

      The following abbreviations are used in the above portfolio:
      A$-Australian Dollar.
      C$-Canadian Dollar.
      DK-Danish Krone.
      E-Euro.
      Y-Japanese Yen.
      NK-Norwegian Krone.
      L-Pound Sterling.
      SK-Swedish Krona.
      $-U.S. Dollar.

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                               SHARES / PRINCIPAL
                                                     AMOUNT               MARKET VALUE    % NET ASSETS
MAINSTAY EQUITY INDEX FUND
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                     50,010               $  2,538,008         0.41%
General Dynamics Corp.                               11,805               $  1,166,569         0.19%
Goodrich Corp.                                        6,949               $    224,661         0.04%
Honeywell International, Inc.                        51,111               $  1,922,289         0.31%
Lockheed Martin Corp.                                26,631               $  1,411,176         0.23%
Northrop Grumman Corp.                               21,394               $  1,125,324         0.18%
Raytheon Co.                                         26,578               $    891,692         0.15%
Rockwell Collins, Inc.                               10,707               $    366,392         0.06%
United Technologies Corp.                            30,536               $  2,855,116         0.47%
                                                                          ------------         ----
TOTAL AEROSPACE & DEFENSE                                                 $ 12,501,227         2.04%
                                                                          ------------         ----

AIR FREIGHT & LOGISTICS
FedEx Corp.                                          17,834               $  1,460,249         0.24%
Ryder System, Inc.                                    3,837               $    164,608         0.03%
United Parcel Service, Inc. Class B                  66,875               $  4,812,325         0.78%
                                                                          ------------         ----
TOTAL AIR FREIGHT & LOGISTICS                                             $  6,437,182         1.05%
                                                                          ------------         ----

AIRLINES
Delta Air Lines, Inc. (a)                             7,343               $     38,110         0.01%
Southwest Airlines Co.                               46,656               $    675,114         0.11%
                                                                          ------------         ----
TOTAL AIRLINES                                                            $    713,224         0.12%
                                                                          ------------         ----

AUTO COMPONENTS
Cooper Tire & Rubber Co.                              4,292               $    100,647         0.02%
Dana Corp.                                            8,837               $    170,465         0.03%
Delphi Corp.                                         33,349               $    317,148         0.05%
Goodyear Tire & Rubber Co. (The) (a)                 10,491               $    114,877         0.02%
Johnson Controls, Inc.                               11,260               $    635,626         0.10%
Visteon Corp.                                         7,820               $     80,388         0.01%
                                                                          ------------         ----
TOTAL AUTO COMPONENTS                                                     $  1,419,151         0.23%
                                                                          ------------         ----

                                               SHARES / PRINCIPAL
                                                     AMOUNT               MARKET VALUE    % NET ASSETS
AUTOMOBILES
Ford Motor Co.                                       108,696              $  1,600,003         0.26%
General Motors Corp.                                  33,390              $  1,440,444         0.23%
Harley-Davidson, Inc.                                 17,569              $  1,051,856         0.17%
                                                                          ------------         ----
TOTAL AUTOMOBILES                                                         $  4,092,303         0.66%
                                                                          ------------         ----

BEVERAGES
Adolph Coors Co. Class B                               2,112              $    145,221         0.02%
Anheuser-Busch Cos., Inc.                             47,751              $  2,478,277         0.40%
Brown-Forman Corp.                                     7,248              $    337,105         0.05%
Coca-Cola Co. (The) (c)                              144,636              $  6,343,733         1.03%
Coca-Cola Enterprises, Inc.                           27,882              $    568,793         0.09%
Pepsi Bottling Group, Inc. (The)                      15,393              $    428,695         0.07%
PepsiCo, Inc.                                        101,307              $  5,065,350         0.83%
                                                                          ------------         ----
TOTAL BEVERAGES                                                           $ 15,367,174         2.49%
                                                                          ------------         ----

BIOTECHNOLOGY
Amgen, Inc.  (a)                                      75,520              $  4,295,578         0.70%
Biogen Idec, Inc.  (a)                                20,182              $  1,210,920         0.20%
Chiron Corp. (a)                                      11,134              $    510,271         0.08%
Genzyme Corp. (a)                                     13,429              $    688,639         0.11%
Gilead Sciences, Inc.                                 12,700              $    820,928         0.13%
MedImmune, Inc. (a)                                   14,896              $    343,204         0.06%
                                                                          ------------         ----
TOTAL BIOTECHNOLOGY                                                       $  7,869,540         1.28%
                                                                          ------------         ----

BUILDING PRODUCTS
American Standard Cos., Inc. (a)                      12,915              $    489,349         0.08%
Masco Corp.                                           25,983              $    785,728         0.13%
                                                                          ------------         ----
TOTAL BUILDING PRODUCTS                                                   $  1,275,077         0.21%
                                                                          ------------         ----

CAPITAL MARKETS
Bank of New York Co., Inc. (The)                      45,841              $  1,317,013         0.21%
Bear Stearns Cos., Inc. (The)                          6,184              $    515,870         0.08%
Charles Schwab Corp. (The)                            80,740              $    708,897         0.12%
E*TRADE Financial Corp. (a)                           21,700              $    240,219         0.04%
Federated Investors, Inc. Class B                      6,500              $    182,715         0.03%
Franklin Resources, Inc.                              14,937              $    720,711         0.12%
Goldman Sachs Group, Inc. (The)                       28,638              $  2,525,585         0.41%
Janus Capital Group, Inc.                             14,261              $    189,101         0.03%

                                               SHARES / PRINCIPAL
                                                     AMOUNT               MARKET VALUE    % NET ASSETS
JPMorgan Chase & Co.                                 211,478              $  7,894,473         1.29%
Lehman Brothers Holdings, Inc.                        16,456              $  1,153,566         0.19%
Mellon Financial Corp.                                25,211              $    692,798         0.11%
Merrill Lynch & Co., Inc.                             57,019              $  2,834,985         0.46%
Morgan Stanley                                        65,285              $  3,220,510         0.52%
Northern Trust Corp.                                  13,207              $    529,997         0.09%
State Street Corp.                                    19,957              $    854,360         0.14%
T.Rowe Price Group, Inc.                               7,503              $    346,789         0.06%
                                                                          ------------         ----
TOTAL CAPITAL MARKETS                                                     $ 23,927,589         3.90%
                                                                          ------------         ----

CHEMICALS
Air Products & Chemicals, Inc.                        13,548              $    701,107         0.11%
Dow Chemical Co. (The)                                55,577              $  2,216,966         0.36%
E.I. du Pont de Nemours & Co.                         59,358              $  2,544,678         0.41%
Eastman Chemical Co.                                   4,619              $    206,376         0.03%
Ecolab, Inc.                                          15,248              $    465,064         0.08%
Engelhard Corp.                                        7,443              $    218,824         0.04%
Great Lakes Chemical Corp.                             3,064              $     73,474         0.01%
Hercules, Inc. (a)                                     6,678              $     78,869         0.01%
International Flavors & Fragrances, Inc.               5,664              $    206,962         0.03%
Monsanto Co.                                          15,626              $    566,596         0.09%
PPG Industries, Inc.                                  10,132              $    597,281         0.10%
Praxair, Inc.                                         19,366              $    763,988         0.12%
Rohm & Haas Co.                                       13,208              $    517,751         0.08%
Sigma-Aldrich Corp.                                    4,105              $    235,791         0.04%
                                                                          ------------         ----
TOTAL CHEMICALS                                                           $  9,393,727         1.51%
                                                                          ------------         ----

COMMERCIAL BANKS
AmSouth Bancorp                                       20,835              $    511,083         0.08%
Bank of America Corp.                                121,011              $ 10,287,145         1.68%
BB&T Corp.                                            33,320              $  1,290,485         0.21%
Charter One Financial, Inc.                           13,203              $    586,345         0.10%
Comerica, Inc.                                        10,328              $    603,879         0.10%
Fifth Third Bancorp                                   33,377              $  1,647,488         0.27%
First Horizon National Corp.                           7,376              $    319,750         0.05%
Huntington Bancshares, Inc.                           13,616              $    333,046         0.05%
KeyCorp                                               24,355              $    735,034         0.12%
M&T Bank Corp.                                         7,000              $    652,610         0.11%
Marshall & Ilsley Corp.                               13,327              $    511,890         0.08%

                                               SHARES / PRINCIPAL
                                                     AMOUNT               MARKET VALUE    % NET ASSETS
National City Corp.                                  40,158               $  1,465,767         0.24%
North Fork Bancorporation, Inc.                      10,100               $    394,405         0.06%
PNC Financial Services Group, Inc. (The)             16,642               $    842,087         0.14%
Regions Financial Corp.                              27,479               $    815,852         0.13%
SouthTrust Corp.                                     19,567               $    759,004         0.12%
SunTrust Banks, Inc.                                 16,783               $  1,106,839         0.18%
Synovus Financial Corp.                              17,995               $    458,332         0.07%
U.S. Bancorp                                        112,557               $  3,185,362         0.52%
Wachovia Corp.                                       78,045               $  3,458,175         0.56%
Wells Fargo & Co.                                   100,233               $  5,754,376         0.94%
Zions Bancorp                                         5,418               $    327,790         0.05%
                                                                          ------------         ----
TOTAL COMMERCIAL BANKS                                                    $ 36,046,744         5.86%
                                                                          ------------         ----

COMMERCIAL SERVICES & SUPPLIES

Allied Waste Industries, Inc. (a)                    19,100               $    176,484         0.03%
Apollo Group, Inc. Class A(a)                        10,528               $    879,614         0.14%
Avery Dennison Corp.                                  6,638               $    402,064         0.07%
Cendant Corp.                                        60,235               $  1,378,177         0.22%
Cintas Corp.                                         10,167               $    426,607         0.07%
Deluxe Corp.                                          2,961               $    130,431         0.02%
Donnelley (R.R.) & Sons Co.                          12,723               $    403,829         0.07%
Equifax, Inc.                                         8,162               $    196,868         0.03%
H&R Block, Inc.                                      10,377               $    509,823         0.08%
Monster Worldwide, Inc.                               6,979               $    154,166         0.03%
Pitney Bowes, Inc.                                   13,686               $    577,550         0.09%
Robert Half International, Inc. (a)                  10,128               $    281,761         0.05%
Waste Management, Inc.                               34,284               $    964,752         0.16%
                                                                          ------------         ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                      $  6,482,126         1.06%
                                                                          ------------         ----

COMMUNICATIONS EQUIPMENT
ADC Telecommunications, Inc. (a)                     48,171               $    115,610         0.02%
Andrew Corp. (a)                                      9,562               $    103,748         0.02%
Avaya, Inc. (a)                                      25,809               $    378,102         0.06%
CIENA Corp. (a)                                      34,155               $     96,317         0.02%
Cisco Systems, Inc. (a)                             401,238               $  8,369,827         1.36%
Comverse Technology, Inc. (a)                        11,621               $    198,254         0.03%
Corning, Inc. (a)                                    80,892               $    999,825         0.16%
JDS Uniphase Corp. (a)                               85,310               $    294,319         0.05%
Lucent Technologies, Inc. (a)                       253,266               $    772,462         0.13%

                                               SHARES / PRINCIPAL
                                                     AMOUNT               MARKET VALUE    % NET ASSETS
Motorola, Inc.                                       139,211              $  2,217,630         0.36%
QLogic Corp. (a)                                       5,618              $    137,360         0.02%
QUALCOMM, Inc.                                        48,085              $  3,321,712         0.54%
Scientific-Atlanta, Inc.                               8,919              $    274,260         0.04%
Tellabs, Inc. (a)                                     24,685              $    219,944         0.04%
                                                                          ------------         ----
TOTAL COMMUNICATIONS EQUIPMENT                                            $ 17,499,370         2.85%
                                                                          ------------         ----

COMPUTERS & PERIPHERALS
Apple Computer, Inc. (a)                              22,589              $    730,528         0.12%
Dell, Inc. (a)                                       149,800              $  5,313,406         0.87%
EMC Corp. (a)                                        145,119              $  1,591,957         0.26%
Gateway, Inc. (a)                                     22,277              $    100,246         0.02%
Hewlett-Packard Co.                                  180,979              $  3,646,727         0.59%
International Business Machines Corp.                100,102              $  8,715,882         1.42%
Lexmark International, Inc. (a)                        7,676              $    679,326         0.11%
NCR Corp. (a)                                          5,676              $    263,537         0.04%
Network Appliance, Inc. (a)                           20,399              $    393,904         0.06%
Silicon Graphics, Inc. (a)                                62              $         95         0.00% (b)
Sun Microsystems, Inc. (a)                           197,498              $    780,115         0.13%
                                                                          ------------         ----
TOTAL COMPUTERS & PERIPHERALS                                             $ 22,215,723         3.62%
                                                                          ------------         ----

CONSTRUCTION & ENGINEERING
Fluor Corp.                                            4,875              $    222,056         0.04%
                                                                          ------------         ----
TOTAL CONSTRUCTION & ENGINEERING                                          $    222,056         0.04%
                                                                          ------------         ----

CONSTRUCTION MATERIALS
Vulcan Materials Co.                                   5,988              $    285,149         0.05%
                                                                          ------------         ----
TOTAL CONSTRUCTION MATERIALS                                              $    285,149         0.05%
                                                                          ------------         ----

CONSUMER FINANCE
American Express Co.                                  75,864              $  3,812,166         0.62%
Capital One Financial Corp.                           14,280              $    989,890         0.16%
MBNA Corp.                                            75,891              $  1,873,747         0.31%
Providian Financial Corp. (a)                         17,271              $    239,030         0.04%
SLM Corp.                                             26,049              $    987,779         0.16%
                                                                          ------------         ----
TOTAL CONSUMER FINANCE                                                    $  7,902,612         1.29%
                                                                          ------------         ----

CONTAINERS & PACKAGING
Ball Corp.                                             3,283              $    236,968         0.04%
Bemis Co., Inc.                                        6,240              $    165,236         0.03%

                                               SHARES / PRINCIPAL
                                                     AMOUNT               MARKET VALUE    % NET ASSETS
Pactiv Corp. (a)                                       9,095              $    214,461         0.03%
Sealed Air Corp. (a)                                   5,081              $    241,043         0.04%
Temple-Inland, Inc.                                    3,170              $    216,351         0.04%
                                                                          ------------         ----
TOTAL CONTAINERS & PACKAGING                                              $  1,074,059         0.18%
                                                                          ------------         ----

DISTRIBUTORS
Genuine Parts Co.                                     10,379              $    391,600         0.06%
                                                                          ------------         ----
TOTAL DISTRIBUTORS                                                        $    391,600         0.06%
                                                                          ------------         ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                      306,892              $ 13,530,868         2.20%
Moody's Corp.                                          8,871              $    604,114         0.10%
Principal Financial Group, Inc.                       19,083              $    648,631         0.11%
                                                                          ------------         ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                      $ 14,783,613         2.41%
                                                                          ------------         ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                          18,336              $    953,472         0.16%
AT&T Corp.                                            46,937              $    708,745         0.12%
BellSouth Corp.                                      108,590              $  2,941,702         0.48%
CenturyTel, Inc.                                       8,214              $    254,552         0.04%
Citizens Communications Co. (a)                       16,940              $    243,936         0.04%
Qwest Communications International, Inc. (a)         105,304              $    409,632         0.07%
SBC Communications, Inc.                             196,584              $  4,981,441         0.81%
Sprint Corp. (FON Group)                              84,617              $  1,580,646         0.26%
Verizon Communications, Inc.                         164,368              $  6,334,753         1.03%
                                                                          ------------         ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                              $ 18,408,879         3.01%
                                                                          ------------         ----

ELECTRIC UTILITIES
Allegheny Energy, Inc. (a) (d)                         7,459              $    110,692         0.02%
Ameren Corp.                                          11,454              $    511,879         0.08%
American Electric Power Co., Inc.                     23,532              $    732,078         0.12%
CenterPoint Energy, Inc.                              18,213              $    211,453         0.03%
Cinergy Corp.                                         10,584              $    404,836         0.07%
CMS Energy Corp. (a)                                   9,620              $     86,869         0.01%
Consolidated Edison, Inc.                             14,223              $    582,714         0.09%
Dominion Resources, Inc.                              19,385              $  1,230,149         0.20%
DTE Energy Co.                                        10,258              $    412,063         0.07%
Edison International                                  19,484              $    522,171         0.09%
Entergy Corp.                                         13,643              $    784,473         0.13%
Exelon Corp.                                          39,162              $  1,366,752         0.22%

                                               SHARES / PRINCIPAL
                                                     AMOUNT               MARKET VALUE    % NET ASSETS
FirstEnergy Corp.                                     19,613              $    766,868         0.12%
FPL Group, Inc.                                       10,864              $    731,473         0.12%
PG&E Corp. (a)                                        24,911              $    710,959         0.12%
Pinnacle West Capital Corp.                            5,450              $    220,725         0.04%
PPL Corp.                                             10,592              $    490,940         0.08%
Progress Energy, Inc.                                 14,686              $    618,869         0.10%
Public Service Enterprise Group, Inc.                 13,986              $    545,454         0.09%
Southern Co. (The)                                    43,647              $  1,277,987         0.21%
TECO Energy, Inc.                                     11,148              $    143,809         0.02%
TXU Corp.                                             18,016              $    714,514         0.12%
Xcel Energy, Inc.                                     23,706              $    405,372         0.07%
                                                                          ------------         ----
TOTAL ELECTRIC UTILITIES                                                  $ 13,583,099         2.22%
                                                                          ------------         ----

ELECTRICAL EQUIPMENT
American Power Conversion Corp.                       11,822              $    178,513         0.03%
Cooper Industries, Ltd.                                5,517              $    313,753         0.05%
Emerson Electric Co.                                  25,065              $  1,521,447         0.25%
Power-One, Inc. (a)                                    4,998              $     43,832         0.01%
Rockwell Automation, Inc.                             10,986              $    410,987         0.07%
Thomas & Betts Corp. (a)                               3,487              $     91,707         0.01%
                                                                          ------------         ----
TOTAL ELECTRICAL EQUIPMENT                                                $  2,560,239         0.42%
                                                                          ------------         ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilent Technologies, Inc. (a)                        28,549              $    679,746         0.11%
Jabil Circuit, Inc. (a)                               11,931              $    259,499         0.04%
Molex, Inc.                                           11,338              $    328,348         0.05%
PerkinElmer, Inc.                                      7,609              $    133,766         0.02%
Sanmina-SCI Corp. (a)                                 30,171              $    221,456         0.04%
Solectron Corp. (a)                                   56,971              $    313,340         0.05%
Symbol Technologies, Inc.                             13,709              $    179,451         0.03%
Tektronix, Inc.                                        5,108              $    155,282         0.03%
Thermo Electron Corp. (a)                              9,639              $    247,915         0.04%
Waters Corp. (a)                                       7,060              $    309,793         0.05%
                                                                          ------------         ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                  $  2,828,596         0.46%
                                                                          ------------         ----

ENERGY EQUIPMENT & SERVICES
Baker Hughes, Inc.                                    19,900              $    801,973         0.13%
BJ Services Co. (a)                                    9,585              $    475,991         0.08%
Halliburton Co.                                       26,066              $    827,596         0.13%

                                               SHARES / PRINCIPAL
                                                     AMOUNT               MARKET VALUE    % NET ASSETS
Nabors Industries, Ltd. (a)                            8,667              $    403,015         0.07%
Noble Corp. (a)                                        7,982              $    309,063         0.05%
Rowan Cos., Inc. (a)                                   6,207              $    151,576         0.02%
Schlumberger Ltd.                                     34,989              $  2,250,493         0.37%
Transocean, Inc. (a)                                  19,053              $    541,112         0.09%
                                                                          ------------         ----
TOTAL ENERGY EQUIPMENT & SERVICES                                         $  5,760,819         0.94%
                                                                          ------------         ----

FOOD & STAPLES RETAILING
Albertson's, Inc.                                     21,862              $    533,213         0.09%
Costco Wholesale Corp.                                27,167              $  1,104,610         0.18%
CVS Corp.                                             23,539              $    985,578         0.16%
Kroger Co. (The) (a)                                  44,228              $    698,803         0.11%
Safeway, Inc. (a)                                     26,253              $    554,726         0.09%
SUPERVALU, Inc.                                        7,962              $    227,393         0.04%
Sysco Corp.                                           37,943              $  1,307,137         0.21%
Walgreen Co.                                          60,863              $  2,215,413         0.36%
Wal-Mart Stores, Inc.                                254,621              $ 13,497,459         2.20%
Winn-Dixie Stores, Inc.                                8,378              $     52,948         0.01%
                                                                          ------------         ----
TOTAL FOOD & STAPLES RETAILING                                            $ 21,177,280         3.45%
                                                                          ------------         ----

FOOD PRODUCTS
Archer-Daniels-Midland Co.                            38,328              $    591,401         0.10%
Campbell Soup Co.                                     24,543              $    628,054         0.10%
ConAgra Foods, Inc.                                   31,411              $    816,686         0.13%
General Mills, Inc.                                   22,348              $  1,003,425         0.16%
H.J. Heinz Co.                                        20,936              $    772,328         0.13%
Hershey Foods Corp.                                   15,418              $    746,847         0.12%
Kellogg Co.                                           24,536              $  1,022,170         0.17%
McCormick & Co., Inc.                                  8,300              $    296,891         0.05%
Sara Lee Corp.                                        46,899              $  1,029,902         0.17%
Wm. Wrigley Jr. Co.                                   13,295              $    803,018         0.13%
                                                                          ------------         ----
TOTAL FOOD PRODUCTS                                                       $  7,710,722         1.26%
                                                                          ------------         ----

GAS UTILITIES
KeySpan Corp.                                          9,371              $    337,262         0.05%
Kinder Morgan, Inc.                                    7,370              $    442,274         0.07%
Nicor, Inc.                                            2,643              $     87,511         0.01%
NiSource, Inc.                                        15,652              $    323,996         0.05%
Peoples Energy Corp.                                   2,211              $     86,229         0.01%

                                               SHARES / PRINCIPAL
                                                     AMOUNT               MARKET VALUE    % NET ASSETS
Sempra Energy                                        13,680               $    489,060         0.08%
                                                                          ------------         ----
TOTAL GAS UTILITIES                                                       $  1,766,332         0.27%
                                                                          ------------         ----

HEALTH CARE EQUIPMENT & SUPPLIES
Applera Corp. Applied Biosystems Group               11,962               $    247,492         0.04%
Bausch & Lomb, Inc.                                   3,223               $    198,504         0.03%
Baxter International, Inc.                           36,217               $  1,089,046         0.18%
Becton, Dickinson & Co.                              14,985               $    707,741         0.12%
Biomet, Inc.                                         15,066               $    662,754         0.11%
Boston Scientific Corp. (a)                          49,602               $  1,897,773         0.31%
C.R. Bard, Inc.                                       6,160               $    340,032         0.06%
Fisher Scientific International, Inc.                 1,800               $    104,760         0.02%
Guidant Corp.                                        18,564               $  1,026,960         0.17%
Hospira, Inc. (a)                                     9,282               $    240,496         0.04%
Medtronic, Inc.                                      72,058               $  3,579,123         0.58%
Millipore Corp. (a)                                   2,872               $    151,326         0.02%
St. Jude Medical, Inc. (a)                           10,476               $    713,730         0.12%
Stryker Corp.                                        23,784               $  1,134,021         0.18%
Zimmer Holdings, Inc. (a)                            14,519               $  1,107,944         0.18%
                                                                          ------------         ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                    $ 13,201,702         2.16%
                                                                          ------------         ----

HEALTH CARE PROVIDERS & SERVICES
Aetna, Inc.                                           9,082               $    779,237         0.13%
AmerisourceBergen Corp.                               6,689               $    361,607         0.06%
Anthem, Inc. (a)                                      8,251               $    680,460         0.11%
Cardinal Health, Inc.                                25,588               $  1,138,667         0.19%
Caremark Rx, Inc. (a)                                27,200               $    829,600         0.14%
CIGNA Corp.                                           8,337               $    516,976         0.08%
Express Scripts, Inc. (a)                             4,700               $    308,320         0.05%
HCA, Inc.                                            28,862               $  1,115,517         0.18%
Health Management Associates, Inc.                   14,365               $    288,162         0.05%
Humana, Inc. (a)                                      9,575               $    173,404         0.03%
IMS Health, Inc.                                     14,274               $    346,001         0.06%
Manor Care, Inc.                                      5,315               $    166,093         0.03%
McKesson Corp.                                       17,328               $    557,441         0.09%
Medco Health Solutions, Inc. (a)                     16,106               $    488,014         0.08%
Quest Diagnostics, Inc.                               6,200               $    508,896         0.08%
Tenet Healthcare Corp. (a)                           27,677               $    309,428         0.05%
UnitedHealth Group, Inc.                             36,538               $  2,298,240         0.37%

                                               SHARES / PRINCIPAL
                                                     AMOUNT               MARKET VALUE    % NET ASSETS
WellPoint Health Networks, Inc. (a)                   9,206               $    930,727         0.15%
                                                                          ------------         ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                    $ 11,796,790         1.93%
                                                                          ------------         ----

HOTELS, RESTAURANTS & LEISURE
Carnival Corp.                                       37,486               $  1,747,222         0.28%
Darden Restaurants, Inc.                              9,793               $    208,884         0.03%
Harrah's Entertainment, Inc.                          6,690               $    311,017         0.05%
Hilton Hotels Corp.                                  22,467               $    400,579         0.07%
International Game Technology                        20,608               $    666,463         0.11%
Marriott International, Inc.                         13,541               $    660,800         0.11%
McDonald's Corp.                                     74,716               $  2,054,690         0.33%
Starbucks Corp. (a)                                  23,538               $  1,105,344         0.18%
Starwood Hotels & Resorts Worldwide, Inc.            12,160               $    547,200         0.09%
Wendy's International, Inc.                           6,784               $    242,664         0.04%
Yum! Brands, Inc. (a)                                17,174               $    659,307         0.11%
                                                                          ------------         ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                       $  8,604,170         1.40%
                                                                          ------------         ----

HOUSEHOLD DURABLES
Black & Decker Corp. (The)                            4,645               $    324,731         0.05%
Centex Corp.                                          7,286               $    309,073         0.05%
Fortune Brands, Inc.                                  8,660               $    625,079         0.10%
KB HOME                                               2,872               $    183,952         0.03%
Leggett & Platt, Inc.                                11,504               $    311,183         0.05%
Maytag Corp.                                          4,691               $     96,164         0.02%
Newell Rubbermaid, Inc.                              16,348               $    353,118         0.06%
Pulte Homes, Inc.                                     7,446               $    406,774         0.07%
Snap-on, Inc.                                         3,502               $    112,448         0.02%
Stanley Works (The)                                   4,784               $    202,843         0.03%
Whirlpool Corp.                                       4,082               $    254,880         0.04%
                                                                          ------------         ----
TOTAL HOUSEHOLD DURABLES                                                  $  3,180,245         0.52%
                                                                          ------------         ----

HOUSEHOLD PRODUCTS
Clorox Co. (The)                                     12,568               $    625,511         0.10%
Colgate-Palmolive Co.                                31,717               $  1,687,345         0.27%
Kimberly-Clark Corp.                                 29,829               $  1,911,143         0.31%
Procter & Gamble Co. (The)                          152,664               $  7,961,427         1.30%
                                                                          ------------         ----
TOTAL HOUSEHOLD PRODUCTS                                                  $ 12,185,426         1.98%
                                                                          ------------         ----

INDUSTRIAL CONGLOMERATES
3M Co.                                               46,398               $  3,821,338         0.62%

                                               SHARES / PRINCIPAL
                                                     AMOUNT               MARKET VALUE    % NET ASSETS
General Electric Co. (c)                            626,323               $ 20,825,240         3.39%
Textron, Inc.                                         8,136               $    498,738         0.08%
Tyco International Ltd.  (d)                        119,055               $  3,690,705         0.60%
                                                                          ------------         ----
TOTAL INDUSTRIAL CONGLOMERATES                                            $ 28,836,021         4.69%
                                                                          ------------         ----

INSURANCE
ACE, Ltd.                                            16,723               $    678,787         0.11%
AFLAC, Inc.                                          30,238               $  1,198,634         0.20%
Allstate Corp. (The)                                 41,701               $  1,963,284         0.32%
Ambac Financial Group, Inc.                           6,349               $    451,477         0.07%
American International Group, Inc.                  154,883               $ 10,942,489         1.78%
Aon Corp.                                            18,590               $    491,520         0.08%
Chubb Corp. (The)                                    11,139               $    766,139         0.12%
Cincinnati Financial Corp.                           10,039               $    400,355         0.07%
Hartford Financial Services Group, Inc. (The)        17,314               $  1,127,142         0.18%
Jefferson-Pilot Corp.                                 8,343               $    401,969         0.07%
Lincoln National Corp.                               10,602               $    463,306         0.08%
Loews Corp.                                          11,055               $    626,044         0.10%
Marsh & McLennan Cos., Inc.                          31,045               $  1,377,778         0.22%
MBIA, Inc.                                            8,593               $    463,851         0.08%
MetLife, Inc.                                        44,952               $  1,603,438         0.26%
Progressive Corp. (The)                              12,850               $    984,568         0.16%
Prudential Financial, Inc.                           31,236               $  1,454,348         0.24%
SAFECO Corp.                                          8,180               $    384,950         0.06%
St. Paul Travelers Cos., Inc. (The)                  39,525               $  1,465,190         0.24%
Torchmark Corp.                                       6,648               $    347,558         0.06%
UnumProvident Corp.                                  17,650               $    281,517         0.05%
XL Capital Ltd. Class A                               8,099               $    572,437         0.09%
                                                                          ------------         ----
TOTAL INSURANCE                                                           $ 28,446,781         4.64%
                                                                          ------------         ----

INTERNET & CATALOG RETAIL
eBay, Inc. (a)                                       38,978               $  3,053,147         0.50%
                                                                          ------------         ----
TOTAL INTERNET & CATALOG RETAIL                                           $  3,053,147         0.50%
                                                                          ------------         ----

INTERNET SOFTWARE & SERVICES
Yahoo!, Inc. (a)                                     79,946               $  2,462,337         0.40%
                                                                          ------------         ----
TOTAL INTERNET SOFTWARE & SERVICES                                        $  2,462,337         0.40%
                                                                          ------------         ----

IT SERVICES
Affiliated Computer Services, Inc. Class A (a)        8,100               $    420,390         0.07%

                                               SHARES / PRINCIPAL
                                                     AMOUNT               MARKET VALUE    % NET ASSETS
Automatic Data Processing, Inc.                       35,093              $  1,473,204         0.24%
Computer Sciences Corp. (a)                           11,177              $    528,115         0.09%
Convergys Corp. (a)                                    8,467              $    112,103         0.02%
Electronic Data Systems Corp.                         28,544              $    527,494         0.09%
First Data Corp.                                      51,822              $  2,311,780         0.38%
Fiserv, Inc. (a)                                      11,548              $    395,634         0.06%
Paychex, Inc.                                         22,439              $    689,102         0.11%
Sabre Holdings Corp.                                   8,295              $    211,772         0.03%
SunGard Data Systems, Inc. (a)                        16,979              $    395,780         0.06%
Unisys Corp. (a)                                      19,558              $    200,276         0.03%
                                                                          ------------         ----
TOTAL IT SERVICES                                                         $  7,265,650         1.18%
                                                                          ------------         ----

LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.                                        5,660              $    220,909         0.04%
Eastman Kodak Co.                                     16,987              $    449,985         0.07%
Hasbro, Inc.                                          10,381              $    188,624         0.03%
Mattel, Inc.                                          25,088              $    439,542         0.07%
                                                                          ------------         ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                        $  1,299,060         0.21%
                                                                          ------------         ----

MACHINERY
Caterpillar, Inc.                                     20,277              $  1,490,155         0.24%
Crane Co.                                              3,514              $     97,759         0.02%
Cummins, Inc.                                          2,590              $    179,822         0.03%
Danaher Corp.                                         18,400              $    931,960         0.15%
Deere & Co.                                           14,637              $    919,350         0.15%
Dover Corp.                                           12,040              $    477,747         0.08%
Eaton Corp.                                            8,828              $    570,641         0.09%
Illinois Tool Works, Inc.                             18,426              $  1,667,924         0.27%
Ingersoll-Rand Co. Class A                            10,263              $    704,967         0.11%
ITT Industries, Inc.                                   5,549              $    443,644         0.07%
Navistar International Corp. (a)                       4,048              $    145,526         0.02%
PACCAR, Inc.                                          10,350              $    620,585         0.10%
Pall Corp.                                             7,385              $    171,109         0.03%
Parker-Hannifin Corp.                                  7,024              $    403,041         0.07%
                                                                          ------------         ----
TOTAL MACHINERY                                                           $  8,824,230         1.43%
                                                                          ------------         ----

MEDIA
Clear Channel Communications, Inc.                    36,653              $  1,308,512         0.21%
Comcast Corp. Class A(a)                             133,143              $  3,648,126         0.59%

                                               SHARES / PRINCIPAL
                                                     AMOUNT               MARKET VALUE    % NET ASSETS
Dow Jones & Co., Inc.                                  4,827              $    204,570         0.03%
Gannett Co., Inc.                                     16,155              $  1,343,126         0.22%
Interpublic Group of Cos., Inc. (The)                 24,605              $    314,699         0.05%
Knight-Ridder, Inc.                                    4,682              $    308,030         0.05%
McGraw-Hill Cos., Inc. (The)                          11,318              $    849,528         0.14%
Meredith Corp.                                         3,011              $    159,220         0.03%
New York Times Co. (The)                               8,895              $    370,031         0.06%
Omnicom Group, Inc.                                   11,281              $    812,459         0.13%
Time Warner, Inc. (a)                                270,533              $  4,504,372         0.73%
Tribune Co.                                           19,670              $    834,990         0.14%
Univision Communications, Inc. (a)                    19,252              $    557,730         0.09%
Viacom, Inc. Class B                                 102,896              $  3,456,285         0.56%
Walt Disney Co. (The)                                121,726              $  2,810,655         0.46%
                                                                          ------------         ----
TOTAL MEDIA                                                               $ 21,482,333         3.49%
                                                                          ------------         ----

METALS & MINING
Alcoa, Inc.                                           51,650              $  1,654,350         0.27%
Allegheny Technologies, Inc.                           4,828              $     96,802         0.02%
Freeport-McMoRan Copper & Gold, Inc.                  10,549              $    367,631         0.06%
Newmont Mining Corp.                                  26,284              $  1,063,713         0.17%
Nucor Corp.                                            4,665              $    390,227         0.06%
Phelps Dodge Corp. (a)                                 5,570              $    434,126         0.07%
United States Steel Corp.                              6,775              $    258,400         0.04%
Worthington Industries, Inc.                           5,135              $    105,165         0.02%
                                                                          ------------         ----
TOTAL METALS & MINING                                                     $  4,370,414         0.71%
                                                                          ------------         ----

MULTILINE RETAIL
Big Lots, Inc. (a)                                     6,853              $     83,880         0.01%
Dillard's, Inc.                                        5,040              $    114,862         0.02%
Dollar General Corp.                                  19,518              $    376,696         0.06%
Family Dollar Stores, Inc.                            10,291              $    286,707         0.05%
Federated Department Stores, Inc.                     10,777              $    516,435         0.08%
J.C. Penney Co., Inc. Holding Co.                     16,706              $    668,240         0.11%
Kohl's Corp. (a)                                      20,286              $    928,287         0.15%
May Department Stores Co. (The)                       17,179              $    455,761         0.07%
Nordstrom, Inc.                                        8,025              $    352,298         0.06%
Sears, Roebuck and Co.                                12,631              $    463,305         0.08%
Target Corp.                                          54,225              $  2,364,211         0.39%
                                                                          ------------         ----
TOTAL MULTILINE RETAIL                                                    $  6,610,682         1.08%
                                                                          ------------         ----

                                               SHARES / PRINCIPAL
                                                     AMOUNT               MARKET VALUE    % NET ASSETS
MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The) (a)                                   37,841              $    365,166         0.06%
Calpine Corp. (a) (d)                                 24,674              $     95,242         0.02%
Constellation Energy Group, Inc.                       9,895              $    381,453         0.06%
Duke Energy Corp.                                     54,301              $  1,167,472         0.19%
Dynegy, Inc. Class A (a)                              22,179              $     93,152         0.02%
El Paso Corp.                                         37,399              $    295,078         0.05%
Williams Cos., Inc. (The)                             30,855              $    374,889         0.06%
                                                                          ------------         ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                 $  2,772,452         0.46%
                                                                          ------------         ----

OFFICE ELECTRONICS
Xerox Corp. (a)                                       47,044              $    652,030         0.11%
                                                                          ------------         ----
TOTAL OFFICE ELECTRONICS                                                  $    652,030         0.11%
                                                                          ------------         ----

OIL & GAS
Amerada Hess Corp.                                     5,364              $    447,090         0.07%
Anadarko Petroleum Corp.                              14,972              $    895,176         0.15%
Apache Corp.                                          19,358              $    900,726         0.15%
Ashland, Inc.                                          4,120              $    215,350         0.04%
Burlington Resources, Inc.                            23,484              $    896,386         0.15%
ChevronTexaco Corp.                                   63,542              $  6,077,793         0.99%
ConocoPhillips                                        40,661              $  3,202,866         0.52%
Devon Energy Corp.                                    14,233              $    989,051         0.16%
EOG Resources, Inc.                                    6,942              $    441,164         0.07%
ExxonMobil Corp.                                     388,245              $ 17,975,739         2.93%
Kerr-McGee Corp.                                       8,894              $    466,935         0.08%
Marathon Oil Corp.                                    20,406              $    768,693         0.13%
Occidental Petroleum Corp.                            23,097              $  1,137,988         0.19%
Sunoco, Inc.                                           4,487              $    305,879         0.05%
Unocal Corp.                                          15,674              $    607,525         0.10%
Valero Energy Corp.                                    7,500              $    561,900         0.09%
                                                                          ------------         ----
TOTAL OIL & GAS                                                           $ 35,890,261         5.87%
                                                                          ------------         ----

PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                                 15,096              $    507,226         0.08%
International Paper Co.                               28,839              $  1,246,722         0.20%
Louisiana-Pacific Corp.                                6,210              $    147,052         0.02%
MeadWestvaco Corp.                                    11,945              $    356,678         0.06%
Weyerhaeuser Co.                                      14,291              $    886,042         0.14%

                                               SHARES / PRINCIPAL
                                                     AMOUNT               MARKET VALUE    % NET ASSETS
                                                                          ------------         ----
TOTAL PAPER & FOREST PRODUCTS                                             $  3,143,720         0.50%
                                                                          ------------         ----

PERSONAL PRODUCTS
Alberto-Culver Co.                                     5,391              $    251,328         0.04%
Avon Products, Inc.                                   28,046              $  1,206,257         0.20%
Gillette Co. (The)                                    59,603              $  2,323,326         0.38%
                                                                          ------------         ----
TOTAL PERSONAL PRODUCTS                                                   $  3,780,911         0.62%
                                                                          ------------         ----

PHARMACEUTICALS
Abbott Laboratories                                   92,628              $  3,644,911         0.59%
Allergan, Inc.                                         7,793              $    589,463         0.10%
Bristol-Myers Squibb Co.                             115,403              $  2,642,730         0.43%
Forest Laboratories, Inc.                             21,964              $  1,104,570         0.18%
Johnson & Johnson                                    176,288              $  9,743,435         1.59%
King Pharmaceuticals, Inc.                            14,434              $    162,960         0.03%
Lilly (Eli) & Co.                                     66,952              $  4,266,182         0.70%
Merck & Co., Inc.                                    131,965              $  5,984,614         0.98%
Mylan Laboratories, Inc.                              15,900              $    235,638         0.04%
Pfizer, Inc.                                         452,777              $ 14,470,757         2.36%
Schering-Plough Corp.                                 87,350              $  1,699,831         0.28%
Watson Pharmaceuticals, Inc. (a)                       6,395              $    161,218         0.03%
Wyeth                                                 79,146              $  2,801,768         0.46%
                                                                          ------------         ----
TOTAL PHARMACEUTICALS                                                     $ 47,508,077         7.77%
                                                                          ------------         ----

REAL ESTATE
Apartment Investment & Management Co.                  5,700              $    182,229         0.03%
Equity Office Properties Trust                        23,788              $    617,299         0.10%
Equity Residential                                    16,575              $    489,791         0.08%
Plum Creek Timber Co., Inc.                           10,897              $    341,948         0.06%
ProLogis                                              10,600              $    360,824         0.06%
Simon Property Group, Inc.                            12,404              $    640,170         0.10%
                                                                          ------------         ----
TOTAL REAL ESTATE                                                         $  2,632,261         0.43%
                                                                          ------------         ----

ROAD & RAIL
Burlington Northern Santa Fe Corp.                    22,192              $    787,372         0.13%
CSX Corp.                                             12,797              $    400,546         0.07%
Norfolk Southern Corp.                                23,209              $    619,447         0.10%
Union Pacific Corp.                                   15,383              $    866,679         0.14%
                                                                          ------------         ----
TOTAL ROAD & RAIL                                                         $  2,674,044         0.44%
                                                                          ------------         ----

                                                 SHARES / PRINCIPAL
                                                       AMOUNT               MARKET VALUE    % NET ASSETS
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc. (a)                        20,646              $    257,869         0.04%
Altera Corp. (a)                                        22,237              $    462,975         0.08%
Analog Devices, Inc. (a)                                22,262              $    883,802         0.14%
Applied Materials, Inc. (a)                            100,022              $  1,697,373         0.28%
Applied Micro Circuits Corp. (a)                        17,991              $     64,768         0.01%
Broadcom Corp. (a)                                      18,617              $    658,297         0.11%
Intel Corp.                                            383,981              $  9,361,457         1.53%
KLA-Tencor Corp. (a)                                    11,635              $    479,478         0.08%
Linear Technology Corp.                                 18,349              $    717,446         0.12%
LSI Logic Corp. (a)                                     22,574              $    114,901         0.02%
Maxim Integrated Products, Inc.                         19,128              $    920,057         0.15%
Micron Technology, Inc. (a)                             36,322              $    491,436         0.08%
National Semiconductor Corp. (a)                        21,184              $    363,306         0.06%
Novellus Systems, Inc. (a)                               8,779              $    237,033         0.04%
NVIDIA Corp. (a)                                         9,854              $    151,752         0.02%
PMC-Sierra, Inc. (a)                                    10,131              $    120,356         0.02%
Teradyne, Inc. (a)                                      11,196              $    191,452         0.03%
Texas Instruments, Inc.                                102,753              $  2,191,720         0.36%
Xilinx, Inc.                                            20,500              $    603,315         0.10%
                                                                            ------------         ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                              $ 19,968,793         3.27%
                                                                            ------------         ----

SOFTWARE
Adobe Systems, Inc.                                     14,190              $    598,534         0.10%
Autodesk, Inc.                                           6,714              $    269,903         0.04%
BMC Software, Inc. (a)                                  13,276              $    208,168         0.03%
Citrix Systems, Inc. (a)                                 9,753              $    171,847         0.03%
Computer Associates International, Inc.                 34,609              $    873,531         0.14%
Compuware Corp. (a)                                     22,793              $    112,598         0.02%
Electronic Arts, Inc. (a)                               17,890              $    896,825         0.15%
Intuit, Inc. (a)                                        11,408              $    427,116         0.07%
Mercury Interactive Corp. (a)                            5,391              $    197,095         0.03%
Microsoft Corp. (c)                                    640,638              $ 18,232,556         2.97%
Novell, Inc. (a)                                        23,145              $    158,311         0.03%
Oracle Corp. (a)                                       308,472              $  3,242,041         0.53%
Parametric Technology Corp. (a)                         16,072              $     72,967         0.01%
PeopleSoft, Inc. (a)                                    21,664              $    390,386         0.06%
Siebel Systems, Inc. (a)                                29,867              $    240,728         0.04%
Symantec Corp. (a)                                      18,500              $    865,060         0.14%

                                               SHARES / PRINCIPAL
                                                     AMOUNT               MARKET VALUE    % NET ASSETS
VERITAS Software Corp. (a)                           25,389               $    483,913         0.08%
                                                                          ------------         ----
TOTAL SOFTWARE                                                            $ 27,441,579         4.47%
                                                                          ------------         ----

SPECIALTY RETAIL
AutoNation, Inc. (a)                                 16,140               $    260,177         0.04%
AutoZone, Inc. (a)                                    4,979               $    384,378         0.06%
Bed Bath & Beyond, Inc. (a)                          17,858               $    631,995         0.10%
Best Buy Co., Inc.                                   19,269               $    927,995         0.15%
Boise Cascade Corp.                                   5,104               $    164,604         0.03%
Circuit City Stores, Inc.                            11,773               $    166,000         0.03%
Gap, Inc. (The)                                      53,232               $  1,208,366         0.20%
Home Depot, Inc. (The)                              131,959               $  4,449,658         0.73%
Limited Brands                                       27,656               $    565,288         0.09%
Lowe's Cos., Inc.                                    46,688               $  2,274,639         0.37%
Office Depot, Inc. (a)                               18,429               $    302,236         0.05%
RadioShack Corp.                                      9,795               $    273,770         0.04%
Sherwin-Williams Co. (The)                            8,476               $    342,261         0.06%
Staples, Inc.                                        29,619               $    855,396         0.14%
Tiffany & Co.                                         8,618               $    308,093         0.05%
TJX Cos., Inc. (The)                                 29,417               $    690,415         0.11%
Toys "R" Us, Inc. (a)                                12,778               $    210,327         0.03%
                                                                          ------------         ----
TOTAL SPECIALTY RETAIL                                                    $ 14,015,598         2.28%
                                                                          ------------         ----

TEXTILES, APPAREL & LUXURY GOODS
Jones Apparel Group, Inc.                             7,505               $    280,312         0.05%
Liz Claiborne, Inc.                                   6,466               $    234,004         0.04%
NIKE, Inc.                                           15,732               $  1,143,874         0.19%
Reebok International Ltd.                             3,527               $    120,131         0.02%
V.F. Corp.                                            6,440               $    322,065         0.05%
                                                                          ------------         ----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                    $  2,100,386         0.35%
                                                                          ------------         ----

THRIFTS & MORTGAGE FINANCE
Countrywide Financial Corp.                          16,527               $  1,191,597         0.19%
Federal Home Loan Mortgage Corp.                     40,877               $  2,628,797         0.43%
Federal National Mortgage Association                57,496               $  4,079,917         0.66%
Golden West Financial Corp.                           9,054               $    967,963         0.16%
MGIC Investment Corp.                                 5,843               $    414,853         0.07%
Sovereign Bancorp, Inc.                              18,200               $    396,214         0.06%
Washington Mutual, Inc.                              51,348               $  1,992,303         0.32%
                                                                          ------------        -----
TOTAL THRIFTS & MORTGAGE FINANCE                                          $ 11,671,644         1.89%
                                                                          ------------        -----


                                               SHARES / PRINCIPAL
                                                     AMOUNT               MARKET VALUE    % NET ASSETS
TOBACCO
Altria Group, Inc.                                     121,712            $  5,793,491         0.94%
Reynolds American, Inc.                                  5,000            $    359,750         0.06%
UST, Inc.                                                9,884            $    375,099         0.06%
                                                                          ------------        -----
TOTAL TOBACCO                                                             $  6,528,340         1.06%
                                                                          ------------        -----

TRADING COMPANIES & DISTRIBUTORS
Grainger (W.W.), Inc.                                    5,425            $    287,253         0.05%
                                                                          ------------        -----
TOTAL TRADING COMPANIES & DISTRIBUTORS                                    $    287,253         0.05%
                                                                          ------------        -----

WIRELESS TELECOMMUNICATION SERVICES
AT&T Wireless Services, Inc. (a)                       161,947            $  2,338,509         0.38%
Nextel Communications, Inc. (a)                         65,769            $  1,496,902         0.24%
                                                                          ------------        -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                 $  3,835,411         0.62%
                                                                          ------------        -----
TOTAL COMMON STOCK                                                        $610,216,960        99.45%
                                                                          ------------        -----

COMMERCIAL PAPER
Dealers Capital Access Trust                      $    100,000            $     99,979         0.02%
  1.25% due 8/6/04 (c)
                                                                          ------------        -----
TOTAL COMMERCIAL PAPER                                                    $     99,979         0.02%
                                                                          ------------        -----

U.S. TREASURY BILLS
United States Treasury Bill                       $    700,000            $    697,332         0.11%
  1.51% due 11/4/04 (c)
United States Treasury Bill                       $  2,900,000            $  2,889,908         0.47%
  1.44% due 10/28/04 (c)
                                                                          ------------        -----
TOTAL U.S. TREASURY BILLS                                                 $  3,587,240         0.58%
                                                                          ------------        -----

                                                     SHARES

INVESTMENT COMPANIES
AIM Institutional Funds Group (e)                      228,649                 228,649         0.04%
                                                                          ------------         ----
Total Investment Company                                                       228,649         0.04%
                                                                          ------------         ----

                                                   PRINCIPAL
                                                    AMOUNT

REPURCHASE AGREEMENTS
Countrywide Securities Corp.
   1.383%, dated 7/30/04
   due 8/2/04
   Proceeds at Maturity
   $500,058  (e)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $522,451 and a Market Value

   of $509,931)                                        500,000                 500,000         0.08%
                                                                           -----------       ------

Morgan Stanley & Co., Inc.
   1.363%, dated 7/30/04
   due 8/2/2004
   Proceeds at Maturity
   $3,000,341 (e)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $5,416,449 and a Market Value
   of $3,145,712)                                    3,000,000               3,000,000         0.49%
                                                                           -----------       ------

Total Repurchase Agreements                                                  3,500,000         0.57%
                                                                           -----------       ------

Total Short-Term Investments                                                 7,415,868         1.21%
                                                                           -----------       ------

TOTAL INVESTMENTS
   (COST $486,028,609) (g)                                                 617,632,828 (h)   100.64%
LIABILITIES IN EXCESS OF
   CASH AND OTHER ASSETS                                                    (3,950,510)       -0.64%
                                                                           -----------       ------
NET ASSETS                                                                 613,682,318       100.00%
                                                                           ===========       ======


                                                    CONTRACTS              UNREALIZED
                                                       LONG              APPRECIATION/
                                                                        DEPRECIATION (i)
FUTURES CONTRACTS
Standard & Poor's 500 Index
     September 2004                                     13                     (75,728)       -0.01%
     Mini September 2004                                 1                         187         0.00% (b)
                                                                           -----------       ------

Total Futures Contracts
     (Settlement Value
     $3,633,630) (f)                                                           (75,541)       -0.01%
                                                                           ===========       ======

----------
(a) Non-income producing security.

(b) Less than one hundredth of a percent.

(c) Segregated or designed as collateral for futures contracts.

(d) Represents securities out on loan or a portion of which is out on loan.

(e) Represents security or a portion thereof, purchased with cash collateral received for securities on loan.

(f) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 100.03% of net assets.

(g) The cost for federal income tax purposes is $490,226,141.

(h) At July 31, 2004, net unrealized appreciation was $127,406,687 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $188,178,560 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $60,771,873.

(i) Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2004.

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT            MARKET VALUE   % NET ASSETS
MAINSTAY GLOBAL HIGH INCOME FUND
BRADY BOND-GOVERNMENT
BRAZIL
Republic of Brazil Series 20 year                              $ 4,233,704         $   4,000,850       4.96%
  8.00%, due 4/15/14 (c)
Republic of Brazil Series RG                                   $ 1,717,654         $   1,472,888       1.83%
  2.063%, due 4/15/12 (d)
                                                                                   -------------      -----
TOTAL BRAZIL                                                                       $   5,473,738       6.79%
                                                                                   -------------      -----

NIGERIA
Central Bank of Nigeria Series WW                              $ 1,250,000         $   1,106,250       1.37%
  6.25%, due 11/15/20
                                                                                   -------------      -----
TOTAL NIGERIA                                                                      $   1,106,250       1.37%
                                                                                   -------------      -----

PERU
Republic of Peru Series 20 year                                $ 2,250,000         $   1,850,626       2.29%
  4.50%, due 3/7/17 --- 5.00%, beginning 3/7/05 (c)(e)
                                                                                   -------------      -----
TOTAL PERU                                                                         $   1,850,626       2.29%
                                                                                   -------------      -----

VENEZUELA
Republic of Venezuela Series DL                                $ 1,416,610         $   1,367,029       1.70%
  2.75%, due 12/18/07 (d)
                                                                                   -------------      -----
TOTAL VENEZUELA                                                                    $   1,367,029       1.70%
                                                                                   -------------      -----

VIETNAM
Socialist Republic of Vietnam Series 30 year                   $   500,000         $     326,931       0.41%
  3.75%, due 3/12/28 --- 5.50%, beginning 3/12/07
                                                                                   -------------      -----
TOTAL VIETNAM                                                                      $     326,931       0.41%
                                                                                   -------------      -----
TOTAL BRADY BOND-GOVERNMENT                                                        $  10,124,574      12.56%
                                                                                   -------------      -----

CORPORATE BONDS
BRAZIL
Globo Comunicacoes Participacao - Globopar Series REGS         $   224,000         $     136,640       0.17%
  10.625%, due 12/5/08 (f)

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT           MARKET VALUE     % NET ASSETS
                                                                                                        ----------           ----
TOTAL BRAZIL                                                                                            $  136,640           0.17%
                                                                                                        ----------           ----

CAYMAN ISLANDS
CSN Islands VIII Corp.                                                             $    580,000         $  553,900           0.69%
  9.75%, due 12/16/13 (b)
Votorantim Overseas III                                                            $    200,000         $  192,000           0.24%
  7.875%, due 1/23/14 (b)
                                                                                                        ----------           ----
TOTAL CAYMAN ISLANDS                                                                                    $  745,900           0.93%
                                                                                                        ----------           ----

CHILE
AES General SA                                                                     $    350,000         $  337,750           0.42%
  7.50%, due 3/25/14 (b)
                                                                                                        ----------           ----
TOTAL CHILE                                                                                             $  337,750           0.42%
                                                                                                        ----------           ----

COLOMBIA
Bavaria S.A                                                                        $  1,085,000         $1,122,975           1.39%
  8.875%, due 11/1/10 (b)
                                                                                                        ----------           ----
TOTAL COLOMBIA                                                                                          $1,122,975           1.39%
                                                                                                        ----------           ----

GERMANY
Citibank Global Markets Deutschland for Severstal                                  $    360,000         $  320,400           0.40%
  9.25%, due 4/19/14 (b)
Morgan Stanley Bank AG for OAO Gazprom                                             $    760,000         $  795,150           0.99%
  9.625%, due 3/1/13 (b)
Salomon Brothers AG Series REGS                                                    $    725,000         $  739,500           0.92%
  10.75%, due 1/15/09
                                                                                                        ----------           ----
TOTAL GERMANY                                                                                           $1,855,050           2.31%
                                                                                                        ----------           ----

IRELAND
Waterford Wedgwood PLC                                                             E    205,000         $  219,661           0.27%
  9.875%, due 12/1/10 (b)(g)
Waterford Wedgwood PLC Series REGS                                                 $    120,000         $  128,582           0.16%
  9.875%, due 12/1/10
                                                                                                        ----------           ----
TOTAL IRELAND                                                                                           $  348,243           0.43%
                                                                                                        ----------           ----

LUXEMBORG
Gazprom International S.A.                                                         $    685,000         $  674,725           0.84%
  7.201%, due 2/1/20 (b)
Mobile Telesystems Finance                                                         $    750,000         $  780,000           0.97%
  9.75%, due 1/30/08 (b)
Wimm-Bill-Dann Foods OJSC                                                          $    500,000         $  470,000           0.58%
  8.50%, due 5/21/08 (b)

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT           MARKET VALUE     % NET ASSETS
                                                                                                        -----------         -----
TOTAL LUXEMBORG                                                                                         $ 1,924,725          2.39%
                                                                                                        -----------         -----

MEXICO
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.                            $    450,000         $   482,624          0.60%
  12.50%, due 6/15/12
Vitro S.A. de C.V.                                                                 $    250,000         $   230,625          0.28%
  11.75%, due 11/1/13 (b)
                                                                                                        -----------         -----
TOTAL MEXICO                                                                                            $   713,249          0.88%
                                                                                                        -----------         -----

PHILIPPINES
Philippine Long Distance Telephone Co.                                             $    550,000         $   623,563          0.77%
  11.375%, due 5/15/12
Philippine Long Distance Telephone Co. Series E                                    $     70,000         $    63,350          0.08%
  8.35%, due 3/6/17
                                                                                                        -----------         -----
TOTAL PHILIPPINES                                                                                       $   686,913          0.85%
                                                                                                        -----------         -----

RUSSIA
Tyumen Oil Co.                                                                     $    800,000         $   874,000          1.08%
  11.00%, due 11/6/07 (b)
                                                                                                        -----------         -----
TOTAL RUSSIA                                                                                            $   874,000          1.08%
                                                                                                        -----------         -----

UKRAINE
Kyivstar GSM                                                                       $    100,000         $   101,750          0.12%
  10.375%, due 8/17/09
Kyivstar GSM                                                                       $    300,000         $   329,250          0.41%
  12.75%, due 11/21/05 (b)
                                                                                                        -----------         -----
TOTAL UKRAINE                                                                                           $   431,000          0.53%
                                                                                                        -----------         -----

UNITED STATES
Adelphia Communications Corp.                                                      $    100,000         $    89,000          0.11%
  10.25%, due 6/15/11 (f)
FrontierVision Operating Partners L.P.                                             $    100,000         $   123,000          0.15%
  11.00%, due 10/15/06 (f)
Pemex Project Funding Master Trust                                                 $  2,000,000         $ 2,095,000          2.60%
  7.375%, due 12/15/14
                                                                                                        -----------         -----
TOTAL UNITED STATES                                                                                     $ 2,307,000          2.86%
                                                                                                        -----------         -----
TOTAL CORPORATE BONDS                                                                                   $11,483,445         14.24%
                                                                                                        -----------         -----

FOREIGN GOVERNMENT TREASURY

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT           MARKET VALUE     % NET ASSETS
ARGENTINA
Republic of Argentina                                                              $  1,800,000         $ 1,217,700          1.51%
  1.234%, due 8/3/12 (d)
                                                                                                        -----------         -----
TOTAL ARGENTINA                                                                                         $ 1,217,700          1.51%
                                                                                                        -----------         -----

BRAZIL
Republic of Brazil                                                                 $  1,500,000         $ 1,391,250          1.73%
  10.125%, due 5/15/27
Republic of Brazil                                                                 $  1,650,000         $ 1,724,250          2.14%
  11.00%, due 1/11/12
Republic of Brazil                                                                 $  1,980,000         $ 1,940,400          2.41%
  11.00%, due 8/17/40 (c)
Republic of Brazil                                                                 $    850,000         $   930,750          1.15%
  11.50%, due 3/12/08
Republic of Brazil                                                                 $    500,000         $   538,750          0.67%
  12.25%, due 3/6/30
Republic of Brazil                                                                 $    900,000         $ 1,082,250          1.34%
  14.50%, due 10/15/09
Republic of Brazil                                                                 $  1,000,000         $   780,000          0.97%
  8.25%, due 1/20/34
Republic of Brazil                                                                 $  1,160,000         $ 1,157,100          1.43%
  9.25%, due 10/22/10
Republic of Brazil                                                                 $  2,425,000         $ 2,509,875          3.11%
  9.375%, due 4/7/08 (c)
Republic of Brazil Series B                                                        $  1,475,000         $ 1,249,325          1.55%
  8.875%, due 4/15/24 (c)
                                                                                                        -----------         -----
TOTAL BRAZIL                                                                                            $13,303,950         16.50%
                                                                                                        -----------         -----

COLOMBIA
Republic of Columbia                                                               $    300,000         $   345,000          0.43%
  11.75%, due 2/25/20
Republic of Columbia                                                               $    430,000         $   477,300          0.59%
  10.50%, due 7/9/10
Republic of Columbia                                                               $    500,000         $   511,250          0.64%
  10.375%, due 1/28/33
Republic of Columbia                                                               $  1,050,000         $ 1,131,375          1.40%
  10.00%, due 1/23/12
Republic of Columbia                                                               $  1,370,000         $ 1,171,350          1.45%
  8.125%, due 5/21/24
                                                                                                        -----------         -----
TOTAL COLOMBIA                                                                                          $ 3,636,275          4.51%
                                                                                                        -----------         -----

DOMINICAN REPUBLIC

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT           MARKET VALUE     % NET ASSETS
Dominican Republic                                                                 $    500,000         $  322,500           0.40%
  9.04%, due 1/23/13 (b)
                                                                                                        ----------           ----
TOTAL DOMINICAN REPUBLIC                                                                                $  322,500           0.40%
                                                                                                        ----------           ----

ECUADOR
Republic of Ecuador                                                                $  1,055,000         $  991,700           1.23%
  12.00%, due 11/15/12 (b)
Republic of Ecuador Series REGS                                                    $    150,000         $  138,750           0.17%
  12.00%, due 11/15/12
Republic of Ecuador Series REGS                                                    $  2,570,000         $1,869,676           2.32%
  7.00%, due 8/15/30 --- 10.00%, beginning 8/15/04
                                                                                                        ----------           ----
TOTAL ECUADOR                                                                                           $3,000,126           3.72%
                                                                                                        ----------           ----

EGYPT
Arab Republic of Egypt Series REGS                                                 $    610,000         $  722,850           0.90%
  8.75%, due 7/11/11
                                                                                                        ----------           ----
TOTAL EGYPT                                                                                             $  722,850           0.90%
                                                                                                        ----------           ----

EL SALVADOR
Republic of El Salvador                                                            $    250,000         $  236,250           0.29%
  8.25%, due 4/10/32 (b)
                                                                                                        ----------           ----
TOTAL EL SALVADOR                                                                                       $  236,250           0.29%
                                                                                                        ----------           ----

GERMANY
Aries Vermogensverwaltungs GmbH                                                    $  1,250,000         $1,328,125           1.65%
  9.60%, due 10/25/14 (b)
                                                                                                        ----------           ----
TOTAL GERMANY                                                                                           $1,328,125           1.65%
                                                                                                        ----------           ----

IVORY COAST
Ivory Coast Government International Bond Series 20 year                           $  1,400,000         $  210,000           0.26%
  2.00%, due 3/29/18 --- 2.50%, beginning 3/31/05 (f)
                                                                                                        ----------           ----
TOTAL IVORY COAST                                                                                       $  210,000           0.26%
                                                                                                        ----------           ----

MEXICO
United Mexican States                                                              $  2,450,000         $2,701,125           3.35%
  8.125%, due 12/30/19
                                                                                                        ----------           ----
TOTAL MEXICO                                                                                            $2,701,125           3.35%
                                                                                                        ----------           ----

PANAMA
Republic of Panama                                                                 $    300,000         $  327,750           0.41%
  8.25%, due 4/22/08
Republic of Panama                                                                 $    200,000         $  222,000           0.27%
  9.375%, due 7/23/12

                                                                           SHARES / PRINCIPAL
                                                                                 AMOUNT           MARKET VALUE     % NET ASSETS
Republic of Panama                                                            $    770,000         $  864,325           1.07%
  9.625%, due 2/8/11
Republic of Panama                                                            $    400,000         $  402,000           0.50%
  8.875%, due 9/30/27
                                                                                                   ----------          -----
TOTAL PANAMA                                                                                       $1,816,075           2.25%
                                                                                                   ----------          -----

PERU
Republic of Peru                                                              $  1,300,000         $1,358,500           1.68%
  9.125%, due 2/21/12
                                                                                                   ----------          -----
TOTAL PERU                                                                                         $1,358,500           1.68%
                                                                                                   ----------          -----

PHILIPPINES
Republic of Philippines                                                       $  1,000,000         $1,087,500           1.35%
  10.625%, due 3/16/25 (c)
Republic of Philippines                                                       $    510,000         $  530,400           0.66%
  9.375%, due 1/18/17
Republic of Philippines                                                       $  1,150,000         $1,184,500           1.47%
  9.875%, due 1/15/19
                                                                                                   ----------          -----
TOTAL PHILIPPINES                                                                                  $2,802,400           3.48%
                                                                                                   ----------          -----

RUSSIA
Russian Federation                                                            $      3,289         $    3,536           0.00%(a)
  8.25%, due 3/31/10 (b)
Russian Federation                                                            $     28,205         $   25,878           0.03%
  5.00%, due 3/31/30 --- 7.50%, beginning 3/31/07 (b)
Russian Federation Series REGS                                                $    742,000         $  834,750           1.04%
  10.00%, due 6/26/07
Russian Federation Series REGS                                                $    500,000         $  630,750           0.78%
  11.00%, due 7/24/18
Russian Federation Series REGS                                                $  7,884,750         $7,238,989           8.98%
  5.00%, due 3/31/30 --- 7.50%, beginning 3/31/07
Russian Federation Series REGS                                                $    816,251         $  877,470           1.09%
  8.25%, due 3/31/10
                                                                                                   ----------          -----
TOTAL RUSSIA                                                                                       $9,611,373          11.92%
                                                                                                   ----------          -----

SOUTH AFRICA
Republic of South Africa                                                      $    950,000         $1,041,437           1.29%
  7.375%, due 4/25/12
                                                                                                   ----------          -----
TOTAL SOUTH AFRICA                                                                                 $1,041,437           1.29%
                                                                                                   ----------          -----

TURKEY
Republic of Turkey                                                            $    400,000         $  469,000           0.58%
  11.75%, due 6/15/10

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT           MARKET VALUE     % NET ASSETS
Republic of Turkey                                                                 $    900,000         $ 1,147,500          1.42%
  11.875%, due 1/15/30 (c)
Republic of Turkey                                                                 $  1,000,000         $ 1,050,000          1.30%
  9.00%, due 6/30/11
Republic of Turkey                                                                 $    980,000         $ 1,084,126          1.35%
  10.50%, due 1/13/08
Republic of Turkey                                                                 $  1,170,000         $ 1,380,600          1.71%
  12.375%, due 6/15/09
                                                                                                        -----------         -----
TOTAL TURKEY                                                                                            $ 5,131,226          6.36%
                                                                                                        -----------         -----

UKRAINE
Ukraine Government                                                                 $    150,000         $   142,500          0.18%
  6.875%, due 3/4/11 (b)
Ukraine Government                                                                 $    700,000         $   672,000          0.83%
  7.65%, due 6/11/13 (b)
Ukraine Government Series REGS                                                     $    612,091         $   660,263          0.82%
  11.00%, due 3/15/07
                                                                                                        -----------         -----
TOTAL UKRAINE                                                                                           $ 1,474,763          1.83%
                                                                                                        -----------         -----

URUGUAY
Republic of Uruguay                                                                $    700,000         $   565,250          0.70%
  7.50%, due 3/15/15
Republic of Uruguay                                                                $    512,555         $   363,914          0.45%
  7.875%, due 1/15/33 (h)
                                                                                                        -----------         -----
TOTAL URUGUAY                                                                                           $   929,164          1.15%
                                                                                                        -----------         -----

VENEZUELA
Republic of Venezuela                                                              $  1,000,000         $   880,000          1.09%
  9.375%, due 1/13/34
Republic of Venezuela                                                              $  3,713,000         $ 3,293,431          4.09%
  9.25%, due 9/15/27
Republic of Venezuela                                                              $    250,000         $   259,500          0.32%
  10.75%, due 9/19/13
                                                                                                        -----------         -----
TOTAL VENEZUELA                                                                                         $ 4,432,931          5.50%
                                                                                                        -----------         -----
TOTAL FOREIGN GOVERNMENT TREASURY                                                                       $55,276,770         68.55%
                                                                                                        -----------         -----

LOAN ASSIGNMENT & PARTICIPATION
ALGERIA
Republic of Algeria Tranche 3                                                      $    200,000         $   198,000          0.24%
  2.063%, due 3/4/10 (d)(i)
Republic of Algeria                                                                $     96,154         $    93,931          0.12%
  2.625%, due 9/4/06 (d)(i)
                                                                                                        -----------         -----
TOTAL ALGERIA                                                                                           $   291,931          0.36%
                                                                                                        -----------         -----

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT           MARKET VALUE     % NET ASSETS
MOROCCO
Kingdom of Morocco Tranche A                                                       $     97,368         $   95,664           0.12%
  2.563%, due 1/1/09 (d)(i)
                                                                                                        ----------           ----
TOTAL MOROCCO                                                                                           $   95,664           0.12%
                                                                                                        ----------           ----

THAILAND
Thai Oil Co. Ltd. Base Facility                                                    $      8,893         $    8,360           0.01%
  2.75%, due 3/31/10 (d)(i)
                                                                                                        ----------           ----
TOTAL THAILAND                                                                                          $    8,360           0.01%
                                                                                                        ----------           ----
TOTAL LOAN ASSIGNMENT & PARTICIPATION                                                                   $  395,955           0.49%
                                                                                                        ----------           ----

YANKEE BONDS (j)
ARGENTINA
YPF Sociedad Anonima                                                               $    650,000         $  706,062           0.88%
  9.125%, due 2/24/09
                                                                                                        ----------           ----
TOTAL ARGENTINA                                                                                         $  706,062           0.88%
                                                                                                        ----------           ----

CAYMAN ISLANDS
PDVSA Finance Ltd. Series 1998-1D                                                  $    750,000         $  703,125           0.87%
  7.40%, due 8/15/16
                                                                                                        ----------           ----
TOTAL CAYMAN ISLANDS                                                                                    $  703,125           0.87%
                                                                                                        ----------           ----

MEXICO
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.                            $    100,000         $   99,500           0.12%
  11.75%, due 6/15/09
                                                                                                        ----------           ----
TOTAL MEXICO                                                                                            $   99,500           0.12%
                                                                                                        ----------           ----
TOTAL YANKEE BONDS                                                                                      $1,508,687           1.87%
                                                                                                        ----------           ----

COMMERCIAL PAPER
UNITED STATES
UBS Finance (Delaware) LLC                                                         $    545,000         $  544,960           0.68%
  1.32% due 8/2/04
                                                                                                        ----------           ----
TOTAL UNITED STATES                                                                                     $  544,960           0.68%
                                                                                                        ----------           ----

                                                                                SHARES / PRINCIPAL
                                                                                      AMOUNT           MARKET VALUE    % NET ASSETS
                                                                                                        -----------        ------
TOTAL COMMERCIAL PAPER                                                                                  $   544,960          0.68%
                                                                                                        -----------        ------

INVESTMENT COMPANY
AIM Institutional Funds Group                                                           428,328         $   428,328          0.53%
                                                                                                        -----------        ------
TOTAL INVESTMENT COMPANY                                                                                $   428,328          0.53%
                                                                                                        -----------        ------

MASTER NOTE
Banc of America Securities LLC
  1.4124%, dated 7/30/04 due 8/2/04                                                $    600,000         $   600,000          0.74%
                                                                                                        -----------        ------
TOTAL MASTER NOTE                                                                                       $   600,000          0.74%
                                                                                                        -----------        ------

REPURCHASE AGREEMENTS
Countrywide Securities Corp.
  1.3824%, dated 7/30/04 due 8/2/04
  Proceeds at Maturity $2,000,230 (k)
  (Collateralized by Various Bonds with a Principal Amount
  of $2,090,089 and a Market Value of $2,040,000)                                  $  2,000,000         $ 2,000,000          2.48%
Credit Suisse First Boston LLC
  1.3624%, dated 7/30/04 due 8/2/04
  Proceeds at Maturity $1,500,170 (k)
  (Collateralized by Various Bonds with a Principal Amount
  of $1,516,326 and a Market Value of $1,530,046)                                  $  1,500,000         $ 1,500,000          1.86%
Lehman Brothers, Inc.
  1.3624%, dated 7/30/04 due 8/2/04
  Proceeds at Maturity $2,000,227 (k)
  (Collateralized by Various Bonds with a Principal Amount
  of $2,553,115 and a Market Value of $2,099,333)                                  $  2,000,000         $ 2,000,000          2.48%
Merrill Lynch & Co.
  1.3924%, dated 7/30/04 due 8/2/04
  Proceeds at Maturity $2,646,307 (k)
  (Collateralized by Various Bonds with a Principal Amount
  of $2,634,906 and a Market Value of $2,778,332)                                  $  2,646,000         $ 2,646,000          3.28%
Morgan Stanley & Co.
  1.3624%, dated 7/30/04 due 8/2/04
  Proceeds at Maturity $2,673,303 (k)
  (Collateralized by Various Bonds with a Principal Amount
  of $4,826,056 and a Market Value of $2,802,829)                                  $  2,673,000         $ 2,673,000          3.31%
                                                                                                        -----------        ------
TOTAL REPURCHASE AGREEMENTS                                                                             $10,819,000         13.42%
                                                                                                        -----------        ------

TOTAL INVESTMENTS (COST $83,657,639)(l)                                                                 $91,181,719(m)     113.08%
                                                                                                        -----------        ------
Liabilities in Excess of Cash and Other Assets                                                         ($10,546,524)       (13.08%)
                                                                                                        -----------        ------
NET ASSETS                                                                                              $80,635,195        100.00%
                                                                                                        ===========        ======

(a)   Less than one hundredth of a percent.

(b)   May be sold to institutional investors only.

(c)   Represents a security of which a portion is out on loan.

(d)   Floating rate. Rate shown is the rate in effect at July 31, 2004.

(e) FLIRB (Floating Loaded Interest Rate Bond) carries a fixed, below market interest rate which rises incrementally over the initial 5 to 7 years of the life of the bond, and is then replaced by a floating rate coupon for the remaining life of the bond.

(f)   Issue in default.

(g)   Partially segregated as collateral for foreign currency forward contracts.

(h) CIK ("Cash in Kind")-Interest payment is made with cash or additional securities.

(i)   Restricted security.

(j) Yankee bond-Dollar-denominated bonds issued in the United States by foreign banks and corporations.

(k) Represents a security, or portion thereof, purchased with cash collateral received for securities on loan.

(l)   The cost for federal income tax purposes is $83,928,501.

(m) At July 31, 2004 net unrealized appreciation was $7,253,218. This consisted of aggregate gross unrealized appreciation of all investments on which there was an excess of market value over cost of $8,984,038 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,730,820.

The following abbreviation is used in the above portfolio:

      E - Euro

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT          MARKET VALUE     % NET ASSETS
MAINSTAY GOVERNMENT FUND
CORPORATE ASSET-BACKED
CONSUMER FINANCE
BMW Vehicle Owner Trust Series 2003-A Class A3                           $  2,920,000        $ 2,914,916          0.67%
  1.94%, due 2/25/07
Harley-Davidson Motorcycle Trust Series 2002-1 Class A2                  $  7,040,000        $ 7,200,448          1.65%
  4.50%, due 1/15/10
Volkswagen Auto Loan Enhanced Trust Series 2003-2 Class A3               $  1,830,000        $ 1,820,140          0.42%
  2.27%, due 10/22/07
                                                                                             -----------          ----
TOTAL CONSUMER FINANCE                                                                       $11,935,504          2.74%
                                                                                             -----------          ----

CONSUMER LOANS
Atlantic City Electric Transition Funding LLC Series 2002-1 Class        $  2,275,000        $ 2,301,415          0.53%
  5.55%, due 10/20/23
                                                                                             -----------          ----
TOTAL CONSUMER LOANS                                                                         $ 2,301,415          0.53%
                                                                                             -----------          ----

DIVERSIFIED FINANCIAL SERVICES
Capital One Master Trust Series 2001-5 Class A                           $  1,620,000        $ 1,689,318          0.39%
  5.30%, due 6/15/09
Massachusetts RRB Special Purpose Trust Series 2001-1 Class A1           $  7,307,745        $ 7,934,533          1.81%
  6.53%, due 6/1/13
                                                                                             -----------          ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                         $ 9,623,851          2.20%
                                                                                             -----------          ----

THRIFTS & MORTGAGE FINANCE

Vanderbilt Mortgage Finance Series 1999-B Class 1A4                      $  2,186,432        $ 2,249,665          0.51%
  6.545%, due 4/7/18
                                                                                             -----------          ----
TOTAL THRIFTS & MORTGAGE FINANCE                                                             $ 2,249,665          0.51%
                                                                                             -----------          ----
TOTAL CORPORATE ASSET-BACKED                                                                 $26,110,435          5.98%
                                                                                             -----------          ----

CORPORATE BONDS
COMMERCIAL BANKS
Bank of America Corp.                                                    $  1,360,000        $ 1,339,278          0.31%
  5.125%, due 11/15/14
                                                                                             -----------          ----
TOTAL COMMERCIAL BANKS                                                                       $ 1,339,278          0.31%
                                                                                             -----------          ----

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT          MARKET VALUE     % NET ASSETS
CONSUMER FINANCE
CitiFinancial Credit Co.                                                 $  2,070,000        $ 2,256,805          0.52%
  6.625%, due 6/1/15
Ford Motor Credit Co.                                                    $  1,635,000        $ 1,664,195          0.38%
  7.00%, due 10/1/13
General Motors Acceptance Corp.                                          $    451,000        $   459,118          0.10%
  6.875%, due 8/28/12
                                                                                             -----------          ----
TOTAL CONSUMER FINANCE                                                                       $ 4,380,118          1.00%
                                                                                             -----------          ----

ELECTRIC UTILITIES
Consumers Energy Co. Series H                                            $  3,270,000        $ 3,301,641          0.75%
  4.80%, due 2/17/09
                                                                                             -----------          ----
TOTAL ELECTRIC UTILITIES                                                                     $ 3,301,641          0.75%
                                                                                             -----------          ----

MEDIA
AT&T Broadband Corp.                                                     $  1,695,000        $ 2,205,255          0.50%
  9.455%, due 11/15/22
Comcast Cable Communications, Inc.                                       $  1,055,000        $ 1,305,594          0.30%
  8.875%, due 5/1/17
Tele-Communications, Inc.                                                $    860,000        $ 1,163,604          0.27%
  10.125%, due 4/15/22
                                                                                             -----------          ----
TOTAL MEDIA                                                                                  $ 4,674,453          1.07%
                                                                                             -----------          ----

REAL ESTATE
HRPT Properties Trust                                                    $  2,700,000        $ 2,767,732          0.63%
  6.40%, due 2/15/15
                                                                                             -----------          ----
TOTAL REAL ESTATE                                                                            $ 2,767,732          0.63%
                                                                                             -----------          ----
TOTAL CORPORATE BONDS                                                                        $16,463,222          3.76%
                                                                                             -----------          ----
FEDERAL & GOVERNMENT AGENCY
GOVERNMENT AGENCIES
Freddie Mac                                                              $  2,865,000        $ 2,861,768          0.65%
  6.00%, due 12/17/18
Hvide Van Ommeren Tankers LLC Series I                                   $  2,963,000        $ 3,089,135          0.71%
  7.54%, due 12/14/23 (e)
Hvide Van Ommeren Tankers LLC Series II                                  $  2,964,000        $ 3,090,177          0.71%
  7.54%, due 12/14/23 (e)
Overseas Private Investment Corp.                                        $  2,618,005        $ 2,564,833          0.59%
  3.74%, due 4/15/15 (e)
Overseas Private Investment Corp. Series 1996-494-B                      $  4,303,331        $ 4,313,595          0.99%
  3.88%, due 8/14/06 (e)

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT          MARKET VALUE     % NET ASSETS
                                                                                             -----------          ----
TOTAL GOVERNMENT AGENCIES                                                                    $15,919,508          3.65%
                                                                                             -----------          ----
TOTAL FEDERAL & GOVERNMENT AGENCY                                                            $15,919,508          3.65%
                                                                                             -----------          ----

FHLMC
Federal Home Loan Mortgage Corp.                                         $  6,525,425        $ 6,211,034          1.42%
  3.00%, due 8/1/10
Federal Home Loan Mortgage Corp.                                         $  8,603,507        $ 8,409,801          1.92%
  5.00%, due 6/1/33
Federal Home Loan Mortgage Corp.                                         $  5,913,550        $ 5,778,846          1.32%
  5.00%, due 8/1/33
Federal Home Loan Mortgage Corp.                                         $  10,900,00        $10,826,763          2.47%
  5.25%, due 11/5/12
Federal Home Loan Mortgage Corp.                                         $  9,495,000        $ 9,524,672          2.18%
  5.50%, due 8/12/34 (a)
                                                                                             -----------          ----
TOTAL FHLMC                                                                                  $40,751,116          9.31%
                                                                                             -----------          ----

FNMA
Federal National Mortgage Association                                    $  14,514,39        $14,303,489          3.27%
  4.50%, due 11/1/18
Federal National Mortgage Association                                    $  10,135,00        $10,372,545          2.37%
  5.50%, due 9/20/19 (a)
Federal National Mortgage Association                                    $  18,434,31        $18,980,184          4.34%
  5.50%, due 2/1/17 (c)
Federal National Mortgage Association                                    $  18,842,25        $18,934,812          4.33%
  5.50%, due 11/1/33
Federal National Mortgage Association                                    $    793,318        $   816,772          0.19%
  5.50%, due 1/1/17
Federal National Mortgage Association                                    $  3,900,000        $ 3,950,599          0.90%
  5.25%, due 8/1/12
Federal National Mortgage Association                                    $  5,700,000        $ 5,995,089          1.37%
  5.25%, due 1/15/09 (b)
Federal National Mortgage Association                                    $  11,072,62        $11,178,290          2.55%
  5.00%, due 9/1/17
Federal National Mortgage Association                                    $  25,586,02        $25,214,236          5.76%
  4.50%, due 7/1/18
Federal National Mortgage Association                                    $  5,140,000        $ 4,867,924          1.11%
  4.375%, due 7/17/13

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT           MARKET VALUE    % NET ASSETS
Federal National Mortgage Association                                    $  7,448,328        $  7,369,771         1.68%
  3.349%, due 4/1/34
Federal National Mortgage Association                                    $  7,635,000        $  7,654,088         1.75%
  5.50%, due 8/12/34 (a)
Federal National Mortgage Association                                    $  10,405,00        $ 10,141,629         2.32%
  5.00%, due 8/12/34 (a)
Federal National Mortgage Association                                    $  3,564,820        $  3,772,686         0.86%
  7.00%, due 11/1/32 (c)
Federal National Mortgage Association                                    $  8,970,000        $  9,372,879         2.14%
  5.50%, due 5/2/06 (b)
Federal National Mortgage Association                                    $  1,750,000        $  1,740,279         0.40%
  2.80%, due 3/1/19 --- 6.90%, beginning 3/1/06
Federal National Mortgage Association                                    $    983,257        $  1,052,901         0.24%
  7.50%, due 8/1/31
Federal National Mortgage Association                                    $  6,352,190        $  6,821,344         1.56%
  7.50%, due 4/1/31 (c)
Federal National Mortgage Association                                    $  2,631,281        $  2,785,495         0.64%
  7.00%, due 7/1/31 (c)
Federal National Mortgage Association                                    $  9,200,000        $ 10,246,886         2.34%
  6.625%, due 9/15/09
Federal National Mortgage Association                                    $  3,153,113        $  3,294,519         0.75%
  6.50%, due 10/1/31
Federal National Mortgage Association                                    $  16,005,00        $ 16,415,129         3.75%
  6.00%, due 8/12/34 (a)
Federal National Mortgage Association                                    $  5,678,993        $  5,832,548         1.33%
  6.00%, due 3/1/33
Federal National Mortgage Association                                    $  1,997,823        $  2,088,012         0.48%
  6.00%, due 12/1/16
Federal National Mortgage Association                                    $  5,814,884        $  5,976,175         1.37%
  6.00%, due 11/1/32
Federal National Mortgage Association                                    $    882,374        $    945,088         0.22%
  7.50%, due 1/1/30
Federal National Mortgage Association Grantor Trust Series               $  3,545,000        $  3,445,322         0.79%
  2003-T1 Class B
  4.491%, due 11/25/12
                                                                                             ------------        -----
TOTAL FNMA                                                                                   $213,568,691        48.81%
                                                                                             ------------        -----

GNMA
Government National Mortgage Association                                 $  1,950,792        $  2,102,501         0.48%
  7.50%, due 12/15/28

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT           MARKET VALUE    % NET ASSETS
Government National Mortgage Association                                 $  1,661,389        $  1,743,277         0.40%
  6.50%, due 8/15/28
Government National Mortgage Association                                 $  1,071,733        $  1,153,807         0.26%
  7.50%, due 2/15/32 (c)
Government National Mortgage Association                                 $  5,081,283        $  5,237,853         1.20%
  6.00%, due 8/15/32 (c)
Government National Mortgage Association                                 $  5,341,210        $  5,504,668         1.26%
  6.00%, due 12/15/32
Government National Mortgage Association                                 $  5,006,300        $  5,246,464         1.20%
  6.50%, due 4/15/31 (c)
                                                                                             ------------        -----
TOTAL GNMA                                                                                   $ 20,988,570         4.80%
                                                                                             ------------        -----

REVENUE BONDS
Harris County Texas Industrial Development Corp. Solid Waste             $  1,720,000        $  1,729,856         0.40%
Disposal Revenue Deer Park
  5.683%, due 3/1/23
                                                                                             ------------        -----
TOTAL REVENUE BONDS                                                                          $  1,729,856         0.40%
                                                                                             ------------        -----

U.S. TREASURY BONDS
United States Treasury Bond                                              $  17,435,00        $ 18,510,391         4.23%
  10.00%, due 5/15/10 (b)
United States Treasury Bond                                              $  9,465,000        $ 10,616,331         2.43%
  6.25%, due 8/15/23 (b)
United States Treasury Bond                                              $    630,000        $    758,830         0.17%
  6.875%, due 8/15/25
United States Treasury Bond                                              $    530,000        $    660,678         0.15%
  7.50%, due 11/15/16
United States Treasury Bond                                              $  12,550,00        $ 17,584,709         4.02%
  8.75%, due 8/15/20 (b)
                                                                                             ------------        -----
TOTAL U.S. TREASURY BONDS                                                                    $ 48,130,939        11.00%
                                                                                             ------------        -----

U.S. TREASURY NOTES

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT           MARKET VALUE    % NET ASSETS
United States Treasury Note                                              $  3,305,000        $  4,227,392         0.97%
  3.375%, due 1/15/07 (f)
United States Treasury Note                                              $    210,000        $    231,861         0.05%
  6.00%, due 8/15/09
United States Treasury Note                                              $    790,000        $    866,316         0.20%
  5.75%, due 8/15/10
United States Treasury Note                                              $  12,500,00        $ 13,047,362         2.98%
  5.75%, due 11/15/05 (b)
United States Treasury Note                                              $  3,010,000        $  3,136,044         0.72%
  4.875%, due 2/15/12 (b)
United States Treasury Note                                              $  10,435,00        $ 10,805,933         2.47%
  4.625%, due 5/15/06 (b)
United States Treasury Note                                              $    920,000        $    905,661         0.21%
  4.25%, due 11/15/13
United States Treasury Note                                              $  10,705,00        $ 10,604,641         2.42%
  3.00%, due 2/15/08 (b)
United States Treasury Note                                              $  7,620,000        $  7,892,651         1.80%
  4.375%, due 5/15/07 (b)
                                                                                             ------------        -----
TOTAL U.S. TREASURY NOTES                                                                    $ 51,717,861        11.82%
                                                                                             ------------        -----

COMMERCIAL PAPER
Atlantic Asset Securities Corp.                                          $ 16,650,000        $ 16,640,496         3.80%
  1.39% due 8/16/04 (d)
Federal Home Loan Bank                                                   $  10,000,00        $  9,999,328         2.29%
  1.21% due 8/2/04
Federal National Mortgage Association                                    $  19,855,00        $ 19,851,661         4.54%
  1.21% due 8/5/04
Federal National Mortgage Association                                    $  9,985,000        $  9,977,990         2.28%
  1.33% due 8/19/04
Freddie Mac Discount Note                                                $  14,045,00        $ 14,043,993         3.21%
  1.29% due 8/2/04
                                                                                             ------------        -----
TOTAL COMMERCIAL PAPER                                                                       $ 70,513,468        16.12%
                                                                                             ------------        -----

INVESTMENT COMPANIES
AIM Institutional Funds Group (d)                                           2,893,310           2,893,310         0.66%
                                                                                             ------------        -----
TOTAL INVESTMENT COMPANIES                                                                      2,893,310         0.66%
                                                                                             ------------        -----

MASTER NOTE
Banc of America Securities LLC
   1.413%, due 8/2/04 (d)                                                  19,160,000          19,160,000         4.38%
                                                                                             ------------        -----
TOTAL MASTER NOTE                                                                              19,160,000         4.38%
                                                                                             ------------        -----

REPURCHASE AGREEMENTS
Countrywide Securities Corp.
   1.383%, dated 7/31/04
   due 8/2/04

   Proceeds at Maturity
   $ 2,725,314 (d)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $ 2,886,117 and a Market Value
   of $ 2,779,502)                                                          2,725,000           2,725,000         0.62%
                                                                                               ----------        -----

Credit Suisse First Boston LLC
   1.363%, dated 7/31/04
   due 8/2/04
   Proceeds at Maturity
   $ 11,480,304 (d)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $ 11,604,020, and a Market Value
   of $ 11,709,013)                                                        11,479,000          11,479,000         2.62%
                                                                                               ----------        -----

Lehman Brothers Inc.
   1.363%, dated 7/31/04
   due 8/2/04
   Proceeds at Maturity
   $ 16,719,898(d)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $ 21,341,519 and a Market Value
   of $ 17,548,350)                                                        16,718,000          16,718,000         3.82%
                                                                                               ----------        -----

Merrill Lynch Pierce Fenner & Smith, Inc.
   1.393%, dated 7/31/04
   due 8/2/2004
   Proceeds at Maturity
   $ 4,485,521 (d)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $ 4,466,221 and a Market Value
   of $ 4,709,332)                                                          4,485,000           4,485,000         1.03%
                                                                                               ----------        -----

Morgan Stanley & Co.
   1.363%, dated 7/31/04
   due 8/2/2004
   Proceeds at Maturity
   $ 18,419,092 (d)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $ 33,251,210 and a Market Value
   of $ 19,311,484)                                                        18,417,000          18,417,000         4.20%
                                                                                               ----------        -----
TOTAL REPURCHASE AGREEMENTS                                                                    53,824,000        12.29%
                                                                                               ----------        -----

TOTAL SHORT-TERM INVSTMENTS                                                                  $146,390,776        33.46%
                                                                                            -------------       ------

TOTAL INVESTMENTS
(COST $ 578,415,284) (g)                                                                     $581,770,974(h)    132.96%
                                                                                            -------------       ------
Liabilities in Excess of Cash and Other Assets                                              ($144,218,111)      -32.96%
                                                                                            -------------       ------
NET ASSETS                                                                                   $437,552,683       100.00%
                                                                                            =============       ======

(a) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and the maturity will be determined upon settlement.

(b)   Represents securities out on loan or a portion of which is out on loan.

(c)   Segregated as collateral for TBA.

(d) Represents security or a portion therof, purchased with cash collateral received for securities on loan.

(e)   United States Government Guaranteed Security.

(f) Treasury Inflation Indexed Security-Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.

(g)   The Cost for federal income tax purpose is $ 578,686,453.

(h) At July 31, 2004 net unrealized appreciation was $ 3,084,521 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $ 6,717,713 and aggregate unrealized depreciation for all investments on which there was an excess of cost over market value of $ 3,633,192.

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                                      SHARES / PRINCIPAL
                                                            AMOUNT           MARKET VALUE    % NET ASSETS
MAINSTAY HIGH YIELD CORPORATE BOND FUND
COMMON STOCK
AUTO COMPONENTS
Goodyear Tire & Rubber Co. (The) (a)                       1,512,400        $   16,560,780        0.39%
                                                                            --------------        ----
TOTAL AUTO COMPONENTS                                                       $   16,560,780        0.39%
                                                                            --------------        ----

CHEMICALS
General Chemical Industrial Products, Inc. (a)(d)              2,211        $      306,002        0.01%
                                                                            --------------        ----
TOTAL CHEMICALS                                                             $      306,002        0.01%
                                                                            --------------        ----

COMMERCIAL SERVICES & SUPPLIES
Colorado Prime Corp. (a)(d)(h)(l)                            332,373        $        3,324        0.00%(b)
                                                                            --------------        ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                        $        3,324        0.00%(b)
                                                                            --------------        ----

CONTAINERS & PACKAGING
Owens-Illinois, Inc. (a)(i)                                  630,150        $    9,263,205        0.22%
                                                                            --------------        ----
TOTAL CONTAINERS & PACKAGING                                                $    9,263,205        0.22%
                                                                            --------------        ----

DIVERSIFIED TELECOMMUNICATION SERVICES
Call-Net Enterprises, Inc. (a)(d)                             87,926        $      175,852        0.00%(b)
ICO Global Communications Holdings Ltd. (a)(d)             3,920,467        $    2,156,257        0.05%
                                                                            --------------        ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                $    2,332,109        0.05%
                                                                            --------------        ----

ENERGY EQUIPMENT & SERVICES
Petroleum Geo-Services ASA (a)                               218,711        $    8,485,987        0.20%
                                                                            --------------        ----
TOTAL ENERGY EQUIPMENT & SERVICES                                           $    8,485,987        0.20%
                                                                            --------------        ----

FOOD & STAPLES RETAILING
TLC Beatrice International Holdings, Inc. (a)(d)(l)           25,000        $       25,000        0.00%(b)
                                                                            --------------        ----
TOTAL FOOD & STAPLES RETAILING                                              $       25,000        0.00%(b)
                                                                            --------------        ----

HEALTH CARE PROVIDERS & SERVICES
Fountain View, Inc. (a)(d)(h)(l)                              11,689        $          117        0.00%(b)
QuadraMed Corp. (a)                                        1,580,150        $    4,266,405        0.10%
                                                                            --------------        ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                      $    4,266,522        0.10%
                                                                            --------------        ----

INTERNET SOFTWARE & SERVICES
Globix Corp. (a)(d)(h)                                     1,037,277        $    2,567,261        0.06%
Remote Dynamics, Inc. (a)                                    358,616        $      548,682        0.01%
                                                                            --------------        ----
TOTAL INTERNET SOFTWARE & SERVICES                                          $    3,115,943        0.07%
                                                                            --------------        ----

MACHINERY
Joy Global, Inc.                                              69,947        $    2,076,726        0.05%
Morris Material Handling, Inc. (a)(d)(h)(l)                   69,236        $      366,951        0.01%
Thermadyne Holdings Corp. (a)(d)                           1,237,712        $   18,441,909        0.43%
                                                                            --------------        ----
TOTAL MACHINERY                                                             $   20,885,586        0.49%
                                                                            --------------        ----

MEDIA
Alliance Entertainment Corp. (a)(d)(h)(l)                  1,095,395        $       10,954        0.00%(b)
Comcast Corp. Class A (a)                                    496,500        $   13,604,100        0.32%
UnitedGlobalCom, Inc. (a)                                  8,232,838        $   52,196,193        1.22%
                                                                            --------------        ----
TOTAL MEDIA                                                                 $   65,811,247        1.53%
                                                                            --------------        ----

                                                       SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
METALS & MINING
ACP Holding Co. (a)(c)(d)                                    3,925,317         $  3,925,317          0.09%
                                                                               ------------          ----
TOTAL METALS & MINING                                                          $  3,925,317          0.09%
                                                                               ------------          ----

PAPER & FOREST PRODUCTS
Abitibi-Consolidated, Inc.                                   1,465,965         $  9,646,050          0.22%
                                                                               ------------          ----
TOTAL PAPER & FOREST PRODUCTS                                                  $  9,646,050          0.22%
                                                                               ------------          ----

TOBACCO
North Atlantic Trading Co., Inc. (a)(d)(h)(l)                    2,157         $    129,463          0.00%(b)
                                                                               ------------          ----
TOTAL TOBACCO                                                                  $    129,463          0.00%(b)
                                                                               ------------          ----

WIRELESS TELECOMMUNICATION SERVICES
NII Holdings, Inc. (i)                                         282,744         $ 10,749,927          0.25%
NEON Communications, Inc. (a)(d)(h)(l)                       1,842,941         $  2,303,676          0.05%
US Unwired, Inc. (a)                                         3,932,360         $  9,634,282          0.23%
                                                                               ------------          ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                      $ 22,687,885          0.53%
                                                                               ------------          ----
TOTAL COMMON STOCK                                                             $167,444,420          3.90%
                                                                               ------------          ----

CONVERTIBLE BOND

AIRLINES
Delta Air Lines, Inc.                                      $11,530,000         $  5,318,212          0.12%
  8%, due 6/3/2023
                                                                               ------------          ----
TOTAL AIRLINES                                                                 $  5,318,212          0.12%
                                                                               ------------          ----

COMMUNICATIONS EQUIPMENT
CIENA Corp.                                                $39,835,000         $ 34,955,212          0.82%
  3.75%, due 2/1/2008
Nortel Networks Corp.                                      $33,670,000         $ 32,112,762          0.75%
  4.25%, due 9/1/2008 (i)
Riverstone Networks, Inc.                                  $15,490,000         $ 14,250,800          0.33%
  3.75%, due 12/1/2006 (c)(e)
                                                                               ------------          ----
TOTAL COMMUNICATIONS EQUIPMENT                                                 $ 81,318,774          1.90%
                                                                               ------------          ----

CONSUMER FINANCE
Providian Financial Corp.                                  $ 9,040,000         $  8,904,400          0.21%
  3.25%, due 8/15/2005
                                                                               ------------          ----
TOTAL CONSUMER FINANCE                                                         $  8,904,400          0.21%
                                                                               ------------          ----

DIVERSIFIED TELECOMMUNICATION SERVICES
At Home Corp.                                              $61,533,853         $  8,307,070          0.19%
  4.75%, due 12/15/2006 (e)(f)
                                                                               ------------          ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                   $  8,307,070          0.19%
                                                                               ------------          ----

ENERGY EQUIPMENT & SERVICES
Parker Drilling Co.                                        $   819,000         $    819,000          0.02%
  5.5%, due 8/1/2004
                                                                               ------------          ----
TOTAL ENERGY EQUIPMENT & SERVICES                                              $    819,000          0.02%
                                                                               ------------          ----

HEALTH CARE PROVIDERS & SERVICES
Laboratory Corp. of America Holdings                       $18,015,000         $ 13,105,913          0.31%
  0%, due 9/11/2021
Lincare Holdings, Inc.                                     $18,790,000         $ 18,625,588          0.43%
  3%, due 6/15/2033 (i)
Province Healthcare Co.                                    $ 2,980,000         $  2,905,500          0.07%
  4.25%, due 10/10/2008
                                                                               ------------          ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                         $ 34,637,000          0.81%
                                                                               ------------          ----

                                                       SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
INSURANCE
Loews Corp.                                                $ 3,395,000         $  3,284,663          0.08%
  3.125%, due 9/15/2007
                                                                               ------------          ----
TOTAL INSURANCE                                                                $  3,284,663          0.08%
                                                                               ------------          ----

IT SERVICES
Electronic Data Systems Corp.                              $ 5,785,000         $  5,539,138          0.13%
  3.875%, due 7/15/2023 (i)
                                                                               ------------          ----
TOTAL IT SERVICES                                                              $  5,539,138          0.13%
                                                                               ------------          ----

MEDIA
Adelphia Communications Corp.                              $12,365,000         $  2,534,825          0.06%
  6%, due 2/15/2006 (e)
                                                                               ------------          ----
TOTAL MEDIA                                                                    $  2,534,825          0.06%
                                                                               ------------          ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
LSI Logic Corp.                                            $13,670,000         $ 13,447,863          0.31%
  4%, due 11/1/2006
                                                                               ------------          ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                 $ 13,447,863          0.31%
                                                                               ------------          ----
TOTAL CONVERTIBLE BOND                                                         $164,110,945          3.83%
                                                                               ------------          ----

CONVERTIBLE PREFERRED STOCK

DIVERSIFIED FINANCIAL SERVICES
Pacific & Atlantic (Holdings), Inc. (d)(h)(l)                   55,903         $        559          0.00%(b)
                                                                               ------------          ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                           $        559          0.00%(b)
                                                                               ------------          ----

HEALTH CARE PROVIDERS & SERVICES
QuadraMed Corp. (a)(c)(d)                                      814,000         $ 19,129,000          0.44%
                                                                               ------------          ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                         $ 19,129,000          0.44%
                                                                               ------------          ----

WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc. (a)(d)(h)(l)                         212,404         $  2,389,545          0.06%
                                                                               ------------          ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                      $  2,389,545          0.06%
                                                                               ------------          ----
TOTAL CONVERTIBLE PREFERRED STOCK                                              $ 21,519,104          0.50%
                                                                               ------------          ----

CORPORATE BONDS

AEROSPACE & DEFENSE
BE Aerospace, Inc.                                         $ 1,965,000         $  2,092,725          0.05%
  8.5%, due 10/1/2010
BE Aerospace, Inc.                                         $ 1,000,000         $  1,012,500          0.02%
  9.5%, due 11/1/2008 (i)
BE Aerospace, Inc. Series B                                $10,660,000         $ 10,286,900          0.24%
  8%, due 3/1/2008 (i)
BE Aerospace, Inc. Series B                                $ 1,405,000         $  1,369,875          0.03%
  8.875%, due 5/1/2011 (i)
K & F Industries, Inc. Series B                            $ 1,945,000         $  2,124,912          0.05%
  9.625%, due 12/15/2010
Sequa Corp.                                                $14,815,000         $ 16,074,275          0.38%
  9%, due 8/1/2009
Sequa Corp. Series B                                       $ 5,580,000         $  5,942,700          0.14%
  8.875%, due 4/1/2008
                                                                               ------------          ----
TOTAL AEROSPACE & DEFENSE                                                      $ 38,903,887          0.91%
                                                                               ------------          ----

                                                       SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
AIRLINES
Continental Airlines, Inc. Series A                        $26,521,907         $ 25,099,537          0.59%
  7.875%, due 7/2/2018 (i)
Delta Air Lines, Inc.                                      $ 3,470,000         $  1,457,400          0.03%
  10.375%, due 2/1/2011
Delta Air Lines, Inc.                                      $   900,000         $    337,500          0.01%
  9.75%, due 5/15/2021 (i)
Delta Air Lines, Inc.                                      $ 9,000,000         $  3,285,000          0.08%
  9.25%, due 3/15/2022 (i)
Delta Air Lines, Inc.                                      $11,885,000         $  4,456,875          0.10%
  10.375%, due 12/15/2022
Delta Air Lines, Inc.                                      $ 6,555,000         $  3,736,350          0.09%
  7.7%, due 12/15/2005 (i)
Delta Air Lines, Inc.                                      $26,263,000         $  8,929,420          0.21%
  8.3%, due 12/15/2029 (i)
Delta Air Lines, Inc.                                      $ 8,125,000         $  3,575,000          0.08%
  10.%, due 8/15/2008 (c)(i)
Delta Air Lines, Inc. Series A                             $ 5,175,000         $  2,277,000          0.05%
  9.25%, due 12/27/2007 (d)
Northwest Airlines, Inc.                                   $29,050,000         $ 21,787,500          0.51%
  9.875%, due 3/15/2007 (i)
Northwest Airlines Corp.                                   $22,430,000         $ 15,476,700          0.36%
  10.%, due 2/1/2009 (i)
Northwest Airlines, Inc.                                   $   960,000         $    777,600          0.02%
  8.875%, due 6/1/2006
Northwest Airlines, Inc. Series 1996-1                     $ 1,913,734         $  1,252,616          0.03%
  8.97%, due 1/2/2015
                                                                               ------------          ----
TOTAL AIRLINES                                                                 $ 92,448,498          2.16%
                                                                               ------------          ----

AUTO COMPONENTS
ArvinMeritor, Inc.                                         $ 3,995,000         $  4,314,600          0.10%
  8.75%, due 3/1/2012
ArvinMeritor, Inc.                                         $    55,000         $     56,375          0.00% (b)
  6.625%, due 6/15/2007
Dana Corp.                                                 $15,660,000         $ 15,503,400          0.36%
  7%, due 3/1/2029
Dana Corp.                                                 $ 8,355,000         $  9,858,900          0.23%
  9%, due 8/15/2011
Goodyear Tire & Rubber Co. (The)                           $ 3,190,000         $  2,998,600          0.07%
  6.375%, due 3/15/2008 (i)
Goodyear Tire & Rubber Co. (The)                           $ 4,605,000         $  4,720,125          0.11%
  8.5%, due 3/15/2007 (i)
Goodyear Tire & Rubber Co. (The)                           $ 7,190,000         $  6,686,700          0.16%
  7.857%, due 8/15/2011 (i)
Goodyear Tire & Rubber Co. (The)                           $44,435,000         $ 49,989,375          1.17%
  11%, due 3/1/2011 (c)(h)(i)
Tenneco Automotive, Inc. Series B                          $ 7,625,000         $  8,692,500          0.20%
  10.25%, due 7/15/2013 (i)
                                                                               ------------          ----
TOTAL AUTO COMPONENTS                                                          $102,820,575          2.40%
                                                                               ------------          ----

                                                       SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
BUILDING PRODUCTS
Dayton Superior Corp.                                      $12,865,000         $ 13,186,625          0.31%
  10.75%, due 9/15/2008
ERICO International Corp.                                  $ 3,285,000         $  3,367,125          0.08%
  8.875%, due 3/1/2012 (c)
Interline Brands, Inc.                                     $10,360,000         $ 11,447,800          0.27%
  11.5%, due 5/15/2011
MMI Products, Inc. Series B                                $ 4,000,000         $  3,940,000          0.09%
  11.25%, due 4/15/2007
                                                                               ------------          ----
TOTAL BUILDING PRODUCTS                                                        $ 31,941,550          0.74%
                                                                               ------------          ----

CAPITAL MARKETS
LaBranche & Co., Inc.                                      $ 8,720,000         $  8,632,800          0.20%
  9.5%, due 5/15/2009 (c)
LaBranche & Co., Inc.                                      $17,800,000         $ 17,978,000          0.42%
  11%, due 5/15/2012 (c)(i)
                                                                               ------------          ----
TOTAL CAPITAL MARKETS                                                          $ 26,610,800          0.62%
                                                                               ------------          ----

CHEMICALS
Equistar Chemicals, LP/Equistar Funding Corp.              $ 5,685,000         $  6,232,181          0.15%
  10.125%, due 9/1/2008
Equistar Chemicals, LP/Equistar Funding Corp.              $12,905,000         $ 14,324,550          0.33%
  10.625%, due 5/1/2011 (i)
Equistar Chemicals, L.P.                                   $13,995,000         $ 11,930,738          0.28%
  7.55%, due 2/15/2026
FMC Corp.                                                  $    30,000         $     34,650          0.00%(b)
  10.25%, due 11/1/2009
Lyondell Chemical Co.                                      $ 7,965,000         $  8,333,381          0.19%
  9.5%, due 12/15/2008 (i)
Lyondell Chemical Co.                                      $14,310,000         $ 15,687,337          0.37%
  10.5%, due 6/1/2013 (i)
Millennium America, Inc.                                   $ 7,395,000         $  7,579,875          0.18%
  7%, due 11/15/2006
Millennium America, Inc.                                   $ 8,115,000         $  7,100,625          0.17%
  7.625%, due 11/15/2026 (i)
Sovereign Specialty Chemicals, Inc.                        $11,780,000         $ 12,133,400          0.28%
  11.875%, due 3/15/2010
Terra Capital, Inc.                                        $28,715,000         $ 34,314,425          0.80%
  12.875%, due 10/15/2008
                                                                               ------------          ----
TOTAL CHEMICALS                                                                $117,671,162          2.74%
                                                                               ------------          ----

COMMERCIAL BANKS
UGS Corp.                                                  $ 8,270,000         $  8,766,200          0.20%
  10.%, due 6/1/2012 (c)
                                                                               ------------          ----
TOTAL COMMERCIAL BANKS                                                         $  8,766,200          0.20%
                                                                               ------------          ----

                                                       SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
COMMERCIAL SERVICES & SUPPLIES
American Color Graphics, Inc.                              $ 4,255,000         $  3,893,325          0.09%
  10.%, due 6/15/2010
El Comandante Capital Corp.                                $17,186,051         $  9,796,049          0.23%
  11.75%, due 12/15/2004 (d)(e)(l)
Geo Sub Corp.                                              $14,095,000         $ 14,165,475          0.33%
  11%, due 5/15/2012 (c)
Language Line, Inc.                                        $ 8,695,000         $  8,803,688          0.21%
  11.125%, due 6/15/2012 (c)
MemberWorks, Inc.                                          $12,965,000         $ 12,965,000          0.30%
  9.25%, due 4/1/2014 (c)
Phoenix Color Corp.                                        $ 7,935,000         $  7,577,925          0.18%
  10.375%, due 2/1/2009
Protection One Alarm Monitoring, Inc.                      $19,606,000         $ 18,625,700          0.43%
  7.375%, due 8/15/2005 (e)
                                                                               ------------          ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                           $ 75,827,162          1.77%
                                                                               ------------          ----

COMMUNICATIONS EQUIPMENT
Lucent Technologies, Inc.                                  $ 6,450,000         $  6,659,625          0.16%
  7.25%, due 7/15/2006 (i)
Lucent Technologies, Inc.                                  $ 5,485,000         $  4,168,600          0.10%
  6.5%, due 1/15/2028
Lucent Technologies, Inc.                                  $15,439,000         $ 14,589,855          0.34%
  5.5%, due 11/15/2008 (i)
Lucent Technologies, Inc.                                  $41,075,000         $ 31,319,687          0.73%
  6.45%, due 3/15/2029 (i)
                                                                               ------------          ----
TOTAL COMMUNICATIONS EQUIPMENT                                                 $ 56,737,767          1.32%
                                                                               ------------          ----

CONSTRUCTION & ENGINEERING
Amsted Industries, Inc.                                    $ 3,200,000         $  3,456,000          0.08%
  10.25%, due 10/15/2011 (c)
J. Ray McDermott, S.A                                      $18,015,000         $ 18,420,337          0.43%
  11%, due 12/15/2013 (c)
Shaw Group, Inc. (The)                                     $22,139,000         $ 21,917,610          0.51%
  10.75%, due 3/15/2010 (i)
URS Corp. Series B                                         $   410,000         $    436,650          0.01%
  12.25%, due 5/1/2009
URS Corp.                                                  $13,267,000         $ 15,190,715          0.35%
TOTAL CONSTRUCTION & ENGINEERING

                                                                               ------------          ----
                                                                               $ 59,421,312          1.39%
                                                                               ------------          ----

CONTAINERS & PACKAGING
Owens-Brockway Glass Container, Inc.                       $24,525,000         $ 26,670,938          0.62%
  8.875%, due 2/15/2009
Owens-Brockway Glass Container, Inc.                       $ 8,710,000         $  9,581,000          0.22%
  8.75%, due 11/15/2012
Owens-Brockway Glass Container, Inc.                       $    45,000         $     47,700          0.00%(b)
  7.75%, due 5/15/2011
Owens-Brockway Glass Container, Inc.                       $ 5,710,000         $  5,981,225          0.14%
  8.25%, due 5/15/2013 (i)
Owens-Illinois, Inc.                                       $24,810,000         $ 25,864,425          0.60%
  8.1%, due 5/15/2007
Owens-Illinois, Inc.                                       $10,530,000         $ 10,135,125          0.24%
  7.8%, due 5/15/2018
Tekni-Plex, Inc.                                           $ 7,610,000         $  7,372,188          0.17%
  8.75%, due 11/15/2013 (c)(i)
                                                                               ------------          ----
TOTAL CONTAINERS & PACKAGING                                                   $ 85,652,600          2.00%
                                                                               ------------          ----

                                                       SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
DIVERSIFIED FINANCIAL SERVICES
Caithness Coso Funding Corp. Series B                      $21,864,105         $ 24,050,515          0.56%
  9.05%, due 12/15/2009
Dollar Financial Group, Inc.                               $ 8,065,000         $  8,629,550          0.20%
  9.75%, due 11/15/2011
ESI Tractebel Acquisition Corp. Series B                   $14,245,000         $ 14,743,575          0.34%
  7.99%, due 12/30/2011
IPC Acquisition Corp.                                      $22,580,000         $ 24,838,000          0.58%
  11.5%, due 12/15/2009
National Beef Packing Co.                                  $ 2,780,000         $  2,898,150          0.07%
  10.5%, due 8/1/2011 (c)
Pharma Services Intermediate Holding Corp.                 $27,335,000         $ 15,580,950          0.36%
  0%, due 4/1/2014 (c)
UCAR Finance, Inc.                                         $20,290,000         $ 22,724,800          0.53%
  10.25%, due 2/15/2012
                                                                               ------------          ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                           $113,465,540          2.65%
                                                                               ------------          ----

DIVERSIFIED TELECOMMUNICATION SERVICES
COLO.com, Inc.                                             $15,895,000         $      1,590          0.00%(b)
  13.875%, due 3/15/2010 (c)(d)(e)(k)(l)
Mountain States Telephone & Telegraph Co.                  $ 9,455,000         $  9,336,813          0.22%
  7.375%, due 5/1/2030 (d)
Qwest Communications International, Inc. Series B          $ 2,208,000         $  2,031,360          0.05%
  7.5%, due 11/1/2008
Qwest Communications International, Inc.                   $26,385,000         $ 25,461,525          0.59%
  7.25%, due 2/15/2011 (c)(i)
Qwest Communications International, Inc.                   $12,825,000         $ 11,991,375          0.28%
  7.5%, due 2/15/2014 (c)(i)
Qwest Capital Funding, Inc.                                $ 7,580,000         $  7,561,050          0.18%
  7.75%, due 8/15/2006
Qwest Corp.                                                $13,755,000         $ 15,130,500          0.35%
  9.125%, due 3/15/2012 (c)(i)
Qwest Services Corp.                                       $11,631,000         $ 13,288,418          0.31%
  13.5%, due 12/15/2007 (c)
Qwest Services Corp.                                       $39,049,000         $ 45,736,141          1.07%
  14%, due 12/15/2010 (c)
Qwest Services Corp.                                       $12,881,000         $ 15,457,200          0.36%
  14%, due 12/15/2014 (c)
TSI Telecommunication Services, Inc. Series B              $30,135,000         $ 32,395,125          0.76%
  12.75%, due 2/1/2009
Qwest Corp.                                                $ 3,600,000         $  3,483,000          0.08%
  8.875%, due 6/1/2031
Qwest Corp.                                                $   335,000         $    296,475          0.01%
  7.5%, due 6/15/2023
Qwest Corp.                                                $ 1,420,000         $  1,398,700          0.03%
  5.625%, due 11/15/2008
                                                                               ------------          ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                   $183,569,271          4.28%
                                                                               ------------          ----

ELECTRIC UTILITIES
Cedar Brakes II LLC                                        $39,534,506         $ 41,115,886          0.96%
  9.875%, due 9/1/2013
Consumers Energy Co.                                       $    35,000         $     36,766          0.00%(b)
  6.25%, due 9/15/2006
Mirant Americas Generation LLC                             $ 1,325,000         $  1,046,750          0.02%
  8.3%, due 5/1/2011 (e)
Mirant Americas Generation LLC                             $ 6,220,000         $  4,882,700          0.11%
  9.125%, due 5/1/2031 (e)

                                                       SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
Mirant Americas Generation LLC                             $ 4,755,000         $  3,756,450          0.09%
  7.2%, due 10/1/2008 (e)
Mirant Americas Generation LLC                             $ 8,645,000         $  6,829,550          0.16%
  8.5%, due 10/1/2021 (e)
Southern California Edison Co.                             $12,365,000         $ 13,678,645          0.32%
  8%, due 2/15/2007
                                                                               ------------          ----
TOTAL ELECTRIC UTILITIES                                                       $ 71,346,747          1.66%
                                                                               ------------          ----

ELECTRICAL EQUIPMENT
Knowles Electronics Holdings, Inc.                         $12,365,000         $ 12,983,250          0.30%
  13.125%, due 10/15/2009
Sensus Metering Systems, Inc.                              $ 3,330,000         $  3,263,400          0.08%
  8.625%, due 12/15/2013 (c)
                                                                               ------------          ----
TOTAL ELECTRICAL EQUIPMENT                                                     $ 16,246,650          0.38%
                                                                               ------------          ----

ENERGY EQUIPMENT & SERVICES
El Paso Natural Gas Co.                                    $ 3,625,000         $  3,380,313          0.08%
  7.5%, due 11/15/2026
El Paso Natural Gas Co.                                    $16,030,000         $ 15,749,475          0.37%
  8.375%, due 6/15/2032 (j)
El Paso Natural Gas Co. Series A                           $ 1,490,000         $  1,549,600          0.04%
  7.625%, due 8/1/2010
Grant Prideco, Inc. Series B                               $    25,000         $     27,750          0.00%(b)
  9.625%, due 12/1/2007
Grant Prideco, Inc.                                        $ 3,125,000         $  3,437,500          0.08%
  9%, due 12/15/2009
Lone Star Technologies, Inc. Series B                      $ 1,710,000         $  1,795,500          0.04%
  9%, due 6/1/2011
Parker Drilling Co. Series B                               $ 7,205,000         $  7,583,263          0.18%
  10.125%, due 11/15/2009 (i)
Parker Drilling Co.                                        $ 6,670,000         $  7,003,500          0.16%
  9.625%, due 10/1/2013 (i)
Trico Marine Services, Inc.                                $17,010,000         $  8,930,250          0.21%
  8.875%, due 5/15/2012 (e)(i)
                                                                               ------------          ----
TOTAL ENERGY EQUIPMENT & SERVICES                                              $ 49,457,150          1.15%
                                                                               ------------          ----

FOOD PRODUCTS
Seminis, Inc.                                              $ 9,340,000         $ 10,227,300          0.24%
  10.25%, due 10/1/2013 (c)
Swift & Co.                                                $10,095,000         $ 10,852,125          0.25%
  10.125%, due 10/1/2009 (i)
Swift & Co.                                                $18,713,000         $ 19,976,127          0.47%
  12.5%, due 1/1/2010
                                                                               ------------          ----
TOTAL FOOD PRODUCTS                                                            $ 41,055,552          0.96%
                                                                               ------------          ----

GAS UTILITIES
ANR Pipeline, Inc.                                         $ 1,785,000         $  1,695,750          0.04%
  7.375%, due 2/15/2024
ANR Pipeline, Inc.                                         $20,666,000         $ 23,455,910          0.55%
  9.625%, due 11/1/2021

                                                       SHARES / PRINCIPAL
                                                             AMOUNT            MARKET VALUE     % NET ASSETS
ANR Pipeline, Inc.                                         $ 5,555,000         $  5,721,650          0.13%
  7%, due 6/1/2025
Gulfterra Energy Partners, L.P.                            $ 5,680,000         $  6,816,000          0.16%
  10.625%, due 12/1/2012
Southern Natural Gas Co.                                   $ 5,820,000         $  5,325,300          0.12%
  7.35%, due 2/15/2031
Transcontinental Gas Pipe Line Corp.                       $27,085,000         $ 27,085,000          0.63%
  7.25%, due 12/1/2026
Transcontinental Gas Pipe Line Corp. Series B              $   475,000         $    502,312          0.01%
  7%, due 8/15/2011
                                                                               ------------          ----
TOTAL GAS UTILITIES                                                            $ 70,601,922          1.65%
                                                                               ------------          ----

HEALTH CARE EQUIPMENT & SUPPLIES
Fisher Scientific International, Inc.                      $ 2,166,000         $  2,369,062          0.06%
  8.125%, due 5/1/2012
                                                                               ------------          ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                         $  2,369,062          0.06%
                                                                               ------------          ----

HEALTH CARE PROVIDERS & SERVICES
AmeriPath, Inc.                                            $22,680,000         $ 23,020,200          0.54%
  10.5%, due 4/1/2013 (c)
Ardent Health Services, Inc.                               $ 4,215,000         $  4,573,275          0.11%
  10.%, due 8/15/2013
Chemed Corp.                                               $17,320,000         $ 17,276,700          0.40%
  8.75%, due 2/24/2011
HCA, Inc.                                                  $   100,000         $    107,573          0.00%(b)
  8.36%, due 4/15/2024
HCA, Inc.                                                  $54,260,000         $ 50,482,961          1.18%
  7.5%, due 11/15/2095
National Nephrology Associates, Inc.                       $ 6,455,000         $  7,447,456          0.17%
  9%, due 11/1/2011 (c)
Quintiles Transnational Corp.                              $31,635,000         $ 32,504,963          0.76%
  10.%, due 10/1/2013 (c)
                                                                               ------------          ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                         $135,413,129          3.16%
                                                                               ------------          ----

HOTELS, RESTAURANTS & LEISURE
Chumash Casino & Resort Enterprise                         $    20,000         $     21,800          0.00%(b)
  9%, due 7/15/2010 (c)(j)
Gaylord Entertainment Co.                                  $ 4,475,000         $  4,603,656          0.11%
  8%, due 11/15/2013 (c)
Hollywood Casino Shreveport Capital Corp.                  $ 4,000,000         $  3,000,000          0.07%
  13%, due 8/1/2006 (d)(e)
ITT Corp.                                                  $18,475,000         $ 18,890,688          0.44%
  7.375%, due 11/15/2015
ITT Corp.                                                  $    10,000         $      9,700          0.00%(b)
  7.75%, due 11/15/2025
Jacobs Entertainment, Inc.                                 $13,370,000         $ 15,041,250          0.35%
  11.875%, due 2/1/2009
Mohegan Tribal Gaming Authorities                          $ 3,650,000         $  3,672,813          0.09%
  6.375%, due 7/15/2009
Caesars Entertainment, Inc.                                $    70,000         $     77,875          0.00%(b)
  8.875%, due 9/15/2008
Caesars Entertainment, Inc.                                $    20,000         $     22,075          0.00%(b0
  8.125%, due 5/15/2011
President Casinos, Inc.                                    $ 7,567,000         $  3,783,500          0.09%
  12%, due 9/15/2004 (c)(d)(e)(l)
President Casinos, Inc.                                    $16,273,000         $  6,183,740          0.14%
  13%, due 9/15/2004 (d)(e)(l)

                                                       SHARES / PRINCIPAL
                                                             AMOUNT            MARKET VALUE     % NET ASSETS
Prime Hospitality Corp. Series B                           $ 4,045,000         $  4,257,363          0.10%
  8.375%, due 5/1/2012
Six Flags, Inc.                                            $ 6,235,000         $  5,767,375          0.13%
  9.75%, due 4/15/2013
Six Flags, Inc.                                            $ 3,910,000         $  3,626,525          0.09%
  9.625%, due 6/1/2014
Trump Atlantic City Associates                             $19,190,000         $ 16,887,200          0.39%
  11.25%, due 5/1/2006
Venetian Casino Resort LLC                                 $16,900,000         $ 19,266,000          0.45%
  11%, due 6/15/2010
                                                                               ------------          ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                            $105,111,559          2.45%
                                                                               ------------          ----

HOUSEHOLD DURABLES
Fedders North America, Inc.                                $ 8,810,000         $  7,268,250          0.17%
  9.875%, due 3/1/2014 (c)
Foamex L.P.                                                $ 3,755,000         $  3,679,900          0.09%
  10.75%, due 4/1/2009 (i)
                                                                               ------------          ----
TOTAL HOUSEHOLD DURABLES                                                       $ 10,948,150          0.26%
                                                                               ------------          ----

HOUSEHOLD PRODUCTS
Fort James Corp.                                           $    20,000         $     20,050          0.00%(b)
  6.625%, due 9/15/2004
                                                                               ------------          ----
TOTAL HOUSEHOLD PRODUCTS                                                       $     20,050          0.00%(b)
                                                                               ------------          ----

INSURANCE
Crum & Forster                                             $19,730,000         $ 21,407,050          0.50%
  10.375%, due 6/15/2013
Fremont General Corp. Series B                             $ 8,630,000         $  8,457,400          0.20%
  7.875%, due 3/17/2009
Lumbermens Mutual Casualty                                 $41,823,000         $  1,045,575          0.02%
  9.15%, due 7/1/2026 (c)(e)
Lumbermens Mutual Casualty                                 $ 8,300,000         $    207,500          0.01%
  8.3%, due 12/1/2037 (c)(e)
Lumbermens Mutual Casualty                                 $ 2,575,000         $     64,375          0.00%(b)
  8.45%, due 12/1/2097 (c)(e)
                                                                               ------------          ----
TOTAL INSURANCE                                                                $ 31,181,900          0.73%
                                                                               ------------          ----

INTERNET SOFTWARE & SERVICES
Globix Corp. 144A                                          $ 6,531,121         $  5,878,009          0.14%
  11%, due 5/1/2008 (c)(d)(n)
                                                                               ------------          ----
TOTAL INTERNET SOFTWARE & SERVICES                                             $  5,878,009          0.14%
                                                                               ------------          ----

IT SERVICES
Electronic Data Systems Corp.                              $ 4,740,000         $  4,950,679          0.12%
  7.125%, due 10/15/2009 (i)
Electronic Data Systems Corp.                              $ 3,960,000         $  3,755,454          0.09%
  7.45%, due 10/15/2029 (i)
Electronic Data Systems Corp. Series B                     $ 1,950,000         $  1,879,948          0.04%
  6%, due 8/1/2013
                                                                               ------------          ----
TOTAL IT SERVICES                                                              $ 10,586,081          0.25%
                                                                               ------------          ----

MACHINERY
Columbus McKinnon Corp.                                    $ 1,000,000         $    930,000          0.02%
  8.5%, due 4/1/2008 (i)
Dresser, Inc.                                              $   974,000         $  1,054,355          0.03%
  9.375%, due 4/15/2011
JLG Industries, Inc.                                       $    45,000         $     46,800          0.00%(b)
  8.25%, due 5/1/2008

                                                       SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
Mark IV Industries, Inc.                                   $36,245,000         $ 34,160,913          0.80%
  7.5%, due 9/1/2007
Mueller Group, Inc.                                        $11,965,000         $ 12,563,250          0.29%
  10.%, due 5/1/2012 (c)
Thermadyne Holdings Corp.                                  $10,320,000         $ 10,320,000          0.24%
  9.25%, due 2/1/2014 (c)
                                                                               ------------          ----
TOTAL MACHINERY                                                                $ 59,075,318          1.38%
                                                                               ------------          ----

MEDIA
Adelphia Communications Corp. Series B                     $ 1,820,000         $  1,547,000          0.04%
  9.25%, due 10/1/2004 (e)
Adelphia Communications Corp.                              $ 7,050,000         $  6,168,750          0.14%
  9.375%, due 11/15/2009 (e)
Adelphia Communications Corp.                              $30,460,000         $ 27,109,400          0.63%
  10.25%, due 6/15/2011 (e)
Adelphia Communications Corp.                              $ 9,310,000         $  8,006,600          0.19%
  10.25%, due 11/1/2006 (e)
FrontierVision Operating Partners L.P.                     $25,590,000         $ 31,475,700          0.73%
  11%, due 10/15/2006 (e)
FrontierVision Holdings, L.P.                              $10,615,000         $ 13,215,675          0.31%
  11.875%, due 9/15/2007 (e)
FrontierVision Holdings, L.P. Series B                     $ 4,495,000         $  5,596,275          0.13%
  11.875%, due 9/15/2007 (e)
Hollinger International Publishing                         $    55,000         $     63,800          0.00%(b)
  9%, due 12/15/2010
Hollinger Participation Trust                              $31,512,292         $ 36,869,382          0.86%
  12.125%, due 11/15/2010 (c)(n)
Houghton Mifflin Co.                                       $ 9,530,000         $  9,863,550          0.23%
  7.2%, due 3/15/2011
LCE Aquisition Corp.                                       $12,955,000         $ 12,760,675          0.30%
  9%, due 8/1/2014 (c)
Medianews Group, Inc.                                      $ 6,935,000         $  6,726,950          0.16%
  6.875%, due 10/1/2013
Morris Publishing Group LLC                                $19,795,000         $ 19,300,125          0.45%
  7%, due 8/1/2013 (c)
Paxson Communications Corp.                                $52,850,000         $ 46,111,625          1.08%
  0%, due 1/15/2009
Radio One, Inc. Series B                                   $ 1,390,000         $  1,535,950          0.04%
  8.875%, due 7/1/2011
United Artists Theatres Circuit, Inc. Series 1995-A        $ 3,363,981         $  3,431,260          0.08%
  9.3%, due 7/1/2015
Vertis, Inc.                                               $15,035,000         $ 16,425,738          0.38%
  9.75%, due 4/1/2009
WMG Aquistion Corp.                                        $ 5,620,000         $  5,367,100          0.13%
  7.375%, due 4/15/2014 (c)(i)
Young Broadcasting, Inc.                                   $ 4,230,000         $  4,430,925          0.10%
  8.5%, due 12/15/2008 (c)
Ziff Davis Media, Inc. Series B                            $15,268,815         $ 15,287,901          0.36%
  12%, due 8/12/2009
                                                                               ------------          ----
TOTAL MEDIA                                                                    $271,294,381          6.32%
                                                                               ------------          ----

                                                       SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
METALS & MINING
AK Steel Corp.                                             $13,680,000         $ 12,654,000          0.30%
  7.75%, due 6/15/2012 (i)
Allegheny Ludlum Corp.                                     $16,410,000         $ 14,933,100          0.35%
  6.95%, due 12/15/2025
Allegheny Technologies, Inc.                               $ 3,510,000         $  3,650,400          0.09%
  8.375%, due 12/15/2011
Commonwealth Industries, Inc.                              $ 4,295,000         $  4,316,475          0.10%
  10.75%, due 10/1/2006
United States Steel LLC                                    $ 9,425,000         $ 10,909,438          0.25%
  10.75%, due 8/1/2008
                                                                               ------------          ----
TOTAL METALS & MINING                                                          $ 46,463,413          1.08%
                                                                               ------------          ----

MULTILINE RETAIL
Kmart Corp. Series 1995 Class K3                           $ 2,556,666         $    920,400          0.02%
  8.54%, due 1/2/2015(e)(f)
                                                                               ------------          ----
TOTAL MULTILINE RETAIL                                                         $    920,400          0.02%
                                                                               ------------          ----

MULTI-UTILITIES & UNREGULATED POWER
AES Eastern Energy LP Series 1999-A                        $18,402,215         $ 20,610,480          0.48%
  9%, due 1/2/2017 (c)
AES Eastern Energy LP Series 1999-B                        $16,820,000         $ 19,090,700          0.45%
  9.67%, due 1/2/2029 (g)
AES Corp. (The)                                            $13,468,513         $ 13,771,555          0.32%
  10.%, due 12/12/2005 (c)(i)
AES Corp. (The) 144A                                       $28,070,000         $ 30,666,475          0.72%
  9%, due 5/15/2015
Calpine Corp.                                              $ 8,825,000         $  6,001,000          0.14%
  8.75%, due 7/15/2007 (i)
Calpine Corp.                                              $    50,000         $     31,000          0.00%(b)
  7.875%, due 4/1/2008
Calpine Corp.                                              $   875,000         $    741,563          0.02%
  7.625%, due 4/15/2006 (i)
Calpine Corp.                                              $ 9,020,000         $  5,502,200          0.13%
  7.75%, due 4/15/2009 (i)
Calpine Corp.                                              $37,735,000         $ 30,376,675          0.71%
  8.5%, due 7/15/2010 (c)(i)
Calpine Gilroy, L.P.                                       $23,134,861         $ 23,134,861          0.54%
  10.%, due 9/30/2014 (d)(g)(h)
Dynegy Holdings, Inc.                                      $21,580,000         $ 23,576,150          0.55%
  9.875%, due 7/15/2010 (c)(i)
Dynegy Holdings, Inc.                                      $ 3,440,000         $  3,792,600          0.09%
  10.125%, due 7/15/2013 (c)
NRG Energy, Inc.                                           $27,350,000         $ 27,965,375          0.65%
  8%, due 12/15/2013 (c)
PG&E National Energy Group, Inc.                           $26,140,000         $ 17,579,150          0.41%
  10.375%, due 5/16/2011 (e)
Reliant Energy, Inc.                                       $ 6,150,000         $  6,549,750          0.15%
  9.25%, due 7/15/2010
Salton Sea Funding Corp. Series B                          $     4,749         $      4,951          0.00%(b)
  7.37%, due 5/30/2005 (d)
Tiverton/Rumford Power Associates Ltd., L.P.               $31,321,092         $ 23,334,214          0.54%
  9%, due 7/15/2018 (c)
Westar Energy, Inc.                                        $    50,000         $     54,204          0.00%(b)
  7.125%, due 8/1/2009
Westar Energy, Inc.                                        $ 2,170,000         $  2,391,676          0.06%
  7.875%, due 5/1/2007
                                                                               ------------          ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                      $255,174,579          5.95%
                                                                               ------------          ----

                                                       SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
OIL & GAS
El Paso Corp.                                              $ 1,870,000         $  1,813,900          0.04%
  6.95%, due 12/15/2007
El Paso Energy Partners LP Series B                        $ 7,671,000         $  8,399,745          0.20%
  8.5%, due 6/1/2011
El Paso Production Holding Co.                             $47,560,000         $ 45,300,900          1.06%
  7.75%, due 6/1/2013
Energy Corp. of America Series A                           $16,867,000         $ 16,192,320          0.38%
  9.5%, due 5/15/2007
Forest Oil Corp.                                           $ 5,833,000         $  6,314,223          0.15%
  8%, due 6/15/2008
Gemstone Investors Ltd.                                    $ 5,245,000         $  5,284,338          0.12%
  7.71%, due 10/31/2004 (c)
Mission Resources Corp.                                    $ 3,540,000         $  3,752,400          0.09%
  9.875%, due 4/1/2011
Newfield Exploration Co.                                   $ 1,785,000         $  1,927,800          0.05%
  7.625%, due 3/1/2011
Newfield Exploration Co.                                   $ 1,665,000         $  1,798,200          0.04%
  8.375%, due 8/15/2012
Northwest Pipeline Corp.                                   $    45,000         $     44,100          0.00%(b)
  7.125%, due 12/1/2025
Plains Exploration & Production Co. Series B               $ 6,030,000         $  6,633,000          0.16%
  8.75%, due 7/1/2012
Tennessee Gas Pipeline Co.                                 $ 3,515,000         $  3,638,025          0.09%
  7%, due 3/15/2027
Tennessee Gas Pipeline Co.                                 $ 7,330,000         $  7,201,725          0.17%
  7.5%, due 4/1/2017
Tennessee Gas Pipeline Co.                                 $   165,000         $    153,450          0.00%(b)
  7.625%, due 4/1/2037
Tennessee Gas Pipeline Co.                                 $ 6,555,000         $  5,825,756          0.14%
  7%, due 10/15/2028
Tennessee Gas Pipeline Co.                                 $ 9,535,000         $  9,511,163          0.22%
  8.375%, due 6/15/2032
Tesoro Petroleum Corp.                                     $    40,000         $     43,200          0.00%(b)
  8%, due 4/15/2008
Vintage Petroleum, Inc.                                    $    25,000         $     25,875          0.00%(b)
  7.875%, due 5/15/2011
Vintage Petroleum, Inc.                                    $25,580,000         $ 27,434,550          0.64%
  8.25%, due 5/1/2012
Westport Resources Corp.                                   $11,840,000         $ 13,566,982          0.32%
  8.25%, due 11/1/2011
                                                                               ------------          ----
TOTAL OIL & GAS                                                                $164,861,651          3.84%
                                                                               ------------          ----

PAPER & FOREST PRODUCTS
Bowater, Inc.                                              $ 7,960,000         $  8,716,407          0.20%
  9%, due 8/1/2009
Georgia-Pacific Corp.                                      $ 3,260,000         $  3,349,650          0.08%
  8.25%, due 3/1/2023
Georgia-Pacific Corp.                                      $ 5,840,000         $  5,708,600          0.13%
  7.375%, due 12/1/2025
Georgia-Pacific Corp.                                      $ 8,130,000         $  7,764,150          0.18%
  7.25%, due 6/1/2028
Georgia-Pacific Corp.                                      $15,258,000         $ 15,258,000          0.36%
  7.75%, due 11/15/2029
Georgia-Pacific Corp.                                      $25,535,000         $ 28,535,363          0.67%
  8.875%, due 5/15/2031 (i)
Georgia-Pacific Corp.                                      $ 7,040,000         $  8,078,400          0.19%
  8.875%, due 2/1/2010

                                                        SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
Georgia-Pacific Corp.                                      $ 7,650,000         $  8,874,000          0.21%
  9.375%, due 2/1/2013
Georgia-Pacific Corp.                                      $22,075,000         $ 23,013,188          0.54%
  8%, due 1/15/2024 (c)
Pope & Talbot, Inc.                                        $ 3,850,000         $  3,965,500          0.09%
  8.375%, due 6/1/2013
Pope & Talbot, Inc.                                        $ 3,425,000         $  3,527,750          0.08%
  8.375%, due 6/1/2013
                                                                               ------------          ----
TOTAL PAPER & FOREST PRODUCTS                                                  $116,791,007          2.72%
                                                                               ------------          ----

PERSONAL PRODUCTS
Herbalife International, Inc.                              $11,475,000         $ 12,995,438          0.30%
  11.75%, due 7/15/2010
                                                                               ------------          ----
TOTAL PERSONAL PRODUCTS                                                        $ 12,995,438          0.30%
                                                                               ------------          ----

PHARMACEUTICALS
Valeant Pharmaceuticals International                      $ 3,555,000         $  3,501,675          0.08%
  7%, due 12/15/2011 (c)
                                                                               ------------          ----
TOTAL PHARMACEUTICALS                                                          $  3,501,675          0.08%
                                                                               ------------          ----

REAL ESTATE
American Real Estate Partners LP                           $26,495,000         $ 27,157,375          0.63%
  8.125%, due 6/1/2012 (c)
CB Richard Ellis Services, Inc.                            $25,215,000         $ 28,871,175          0.67%
  11.25%, due 6/15/2011 (i)
CB Richard Ellis Services, Inc.                            $ 7,982,000         $  8,780,200          0.21%
  9.75%, due 5/15/2010
Crescent Real Estate Equities L.P.                         $41,047,000         $ 41,662,705          0.97%
  7.5%, due 9/15/2007
Crescent Real Estate Equities LP                           $    25,000         $     26,250          0.00%(b)
  9.25%, due 4/15/2009
Omega Healthcare Investors, Inc.                           $ 9,105,000         $  8,672,513          0.20%
  7%, due 4/1/2014 (c)
                                                                               ------------          ----
TOTAL REAL ESTATE                                                              $115,170,218          2.69%
                                                                               ------------          ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Amkor Technology, Inc.                                     $ 1,870,000         $  1,598,850          0.04%
  7.75%, due 5/15/2013
Amkor Technology, Inc.                                     $ 1,500,000         $  1,282,500          0.03%
  7.125%, due 3/15/2011
Micron Technology, Inc.                                    $15,000,000         $ 14,925,000          0.35%
  6.5%, due 9/30/2005 (c)(d)(h)
ON Semiconductor Corp.                                     $ 1,845,000         $  2,112,525          0.05%
  12%, due 3/15/2010
                                                                               ------------          ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                 $ 19,918,875          0.46%
                                                                               ------------          ----

SPECIALTY RETAIL
Rent-Way, Inc.                                             $15,370,000         $ 16,907,000          0.39%
  11.875%, due 6/15/2010
Stratus Technologies, Inc.                                 $10,180,000         $  9,874,600          0.23%
  10.375%, due 12/1/2008 (c)
Williams Scotsman, Inc.                                    $   370,000         $    401,450          0.01%
  10.%, due 8/15/2008
                                                                               ------------          ----
SPECIALTY RETAIL                                                               $ 27,183,050          0.63%
                                                                               ------------          ----

                                                        SHARES / PRINCIPAL
                                                              AMOUNT            MARKET VALUE      % NET ASSETS
TOBACCO
Commonwealth Brands, Inc.                                  $13,035,000         $   13,686,750          0.32%
  9.75%, due 4/15/2008 (c)
Commonwealth Brands, Inc.                                  $ 2,300,000         $    2,415,000          0.06%
  10.625%, due 9/1/2008 (c)
                                                                               --------------         -----
TOTAL TOBACCO                                                                  $   16,101,750          0.38%
                                                                               --------------         -----

TRANSPORTATION INFRASTRUCTURE
Great Lakes Dredge & Dock Corp.                            $ 3,245,000         $    2,644,675          0.06%
  7.75%, due 12/15/2013 (c)
                                                                               --------------         -----
TOTAL TRANSPORTATION INFRASTRUCTURE                                            $    2,644,675          0.06%
                                                                               --------------         -----

WIRELESS TELECOMMUNICATION SERVICES
Alamosa Delaware, Inc.                                     $ 4,501,000         $    4,939,848          0.12%
  11%, due 7/31/2010
Alamosa Delaware, Inc.                                     $14,858,000         $   14,523,695          0.34%
  0%, due 7/31/2009
American Tower Escrow Corp.                                $ 5,250,000         $    3,898,125          0.09%
  0%, due 8/1/2008 (i)
Loral CyberStar, Inc.                                      $34,610,000         $   25,957,500          0.61%
  10.%, due 7/15/2006 (e)
Rural Cellular Corp.                                       $ 3,560,000         $    3,649,000          0.09%
  8.25%, due 3/15/2012 (c)
Triton PCS, Inc.                                           $ 1,845,000         $    1,715,850          0.04%
  8.5%, due 6/1/2013
US Unwired, Inc. Series B                                  $12,132,000         $   12,495,960          0.29%
  0%, due 11/1/2009
                                                                               --------------         -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                      $   67,179,978          1.56%
                                                                               --------------         -----
 TOTAL CORPORATE BONDS                                                         $2,723,328,693         63.47%
                                                                               --------------         -----

CORPORATE BONDS FOREIGN

AEROSPACE & DEFENSE
MTU Aero Engines Investment GmbH & Co. KG                  E 4,415,000         $    5,395,173          0.13%
  8.25%, due 4/1/2014 (c)
                                                                               --------------         -----
TOTAL AEROSPACE & DEFENSE                                                      $    5,395,173          0.13%
                                                                               --------------         -----

BROADCASTING & PUBLISHING
Telenet Communications NV                                  $ 8,725,000         $   10,556,990          0.25%
  9%, due 12/15/2013 (c)
                                                                               --------------         -----
TOTAL BROADCASTING & PUBLISHING                                                $   10,556,990          0.25%
                                                                               --------------         -----

CHEMICALS
Acetex Corp.                                               $ 3,745,000         $    4,100,775          0.10%
  10.875%, due 8/1/2009
                                                                               --------------         -----
TOTAL CHEMICALS                                                                $    4,100,775          0.10%
                                                                               --------------         -----

COMMERCIAL SERVICES & SUPPLIES

Quebecor Media, Inc.                                       $ 9,230,000         $   10,579,888          0.25%
  11.125%, due 7/15/2011
Quebecor Media, Inc.                                       $37,195,000         $   34,870,313          0.81%
  0%, due 7/15/2011
                                                                               --------------         -----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                           $   45,450,200          1.06%
                                                                               --------------         -----

                                                       SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
COMMUNICATIONS EQUIPMENT
Marconi Corp. PLC                                          $   173,689         $    187,585          0.00%(b)
  8%, due 4/30/2008
                                                                               ------------          ----
TOTAL COMMUNICATIONS EQUIPMENT                                                 $    187,585          0.00%(b0
                                                                               ------------          ----

CONTAINERS & PACKAGING
Crown Euro Holdings S.A.                                   $26,110,000         $ 28,590,450          0.67%
  9.5%, due 3/1/2011
Crown Euro Holdings S.A.                                   $30,055,000         $ 34,488,112          0.80%
  10.875%, due 3/1/2013 (i)
Norampac, Inc.                                             $    75,000         $     75,375          0.00%(b0
  6.75%, due 6/1/2013
                                                                               ------------          ----
TOTAL CONTAINERS & PACKAGING                                                   $ 63,153,937          1.47%
                                                                               ------------          ----

DIVERSIFIED TELECOMMUNICATION SERVICES
Mobifon Holdings B.V.                                      $20,340,000         $ 23,340,150          0.54%
  12.5%, due 7/31/2010
                                                                               ------------          ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                   $ 23,340,150          0.54%
                                                                               ------------          ----

FOOD & STAPLES RETAILING
Parmalat Finance Corp. BV                                  E29,870,000         $  5,394,300          0.13%
  6.25%, due 2/7/2005 (e)
                                                                               ------------          ----
TOTAL FOOD & STAPLES RETAILING                                                 $  5,394,300          0.13%
                                                                               ------------          ----

FOOD PRODUCTS
Burns Philp Capital Property Ltd./Burns Philp
 Capital U.S.,                                             $18,855,000         $ 20,316,262          0.47%
  10.75%, due 2/15/2011
Burns Philp Capital Property Ltd./Burns Philp
 Capital U.S.,                                             $ 6,120,000         $  6,517,800          0.15%
  9.5%, due 11/15/2010
                                                                               ------------          ----
TOTAL FOOD PRODUCTS                                                            $ 26,834,062          0.63%
                                                                               ------------          ----

GAS UTILITIES
Gazprom                                                    $ 8,690,000         $  9,091,912          0.21%
  9.625%, due 3/1/2013 (c)
                                                                               ------------          ----
TOTAL GAS UTILITIES                                                            $  9,091,912          0.21%
                                                                               ------------          ----

INDUSTRIAL CONGLOMERATES
Stena AB                                                   $10,205,000         $ 11,123,450          0.26%
  9.625%, due 12/1/2012
                                                                               ------------          ----
TOTAL INDUSTRIAL CONGLOMERATES                                                 $ 11,123,450          0.26%
                                                                               ------------          ----

MARINE
Navigator Gas Transport PLC                                $10,425,000         $  5,942,250          0.14%
  10.5%, due 6/30/2007 (c)(d)(e)
                                                                               ------------          ----
TOTAL MARINE                                                                   $  5,942,250          0.14%
                                                                               ------------          ----

MEDIA
CanWest Media, Inc. Series B                               $25,871,000         $ 26,970,518          0.63%
  7.625%, due 4/15/2013
TDL Infomedia Group Ltd.                                  L    505,000         $    982,599          0.02%
  12.125%, due 10/15/2009
Hollinger, Inc.                                            $ 4,508,000         $  5,229,280          0.12%
  11.875%, due 3/1/2011 (c)
TDL Infomedia Group PLC                                   L 12,250,000         $ 24,058,089          0.56%
  12.125%, due 10/15/2009 (p)
Shaw Communications, Inc.                                 C$22,825,000         $ 17,452,795          0.41%
  7.5%, due 11/20/2013 (o)

                                                       SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
Sun Media Corp.                                            $    40,000         $     41,400          0.00%(b)
  7.625%, due 2/15/2013
Telenet Group Holding NV                                   E16,265,000         $ 10,531,588          0.25%
  0%, due 6/15/2014 (c)(i)
Ono Finance PLC                                            E38,195,000         $ 43,110,830          1.01%
  10.5%, due 5/15/2014 (c)
                                                                               ------------         -----
TOTAL MEDIA                                                                    $128,377,098          2.99%
                                                                               ------------         -----

MULTI-UTILITIES & UNREGULATED POWER
Calpine Canada Energy Finance                              $48,535,000         $ 30,213,038          0.70%
  8.5%, due 5/1/2008 (i)
                                                                               ------------         -----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                      $ 30,213,038          0.70%
                                                                               ------------         -----

OIL & GAS
Baytex Energy Ltd.                                         $   930,000         $    976,500          0.02%
  9.625%, due 7/15/2010
                                                                               ------------         -----
TOTAL OIL & GAS                                                                $    976,500          0.02%
                                                                               ------------         -----

PAPER & FOREST PRODUCTS
Abitibi-Consolidated, Inc.                                 $ 6,235,000         $  6,609,013          0.15%
  8.55%, due 8/1/2010 (i)
Norske Skog Canada Ltd. Series D                           $    85,000         $     91,375          0.00%(b)
  8.625%, due 6/15/2011
Tembec Industries, Inc.                                    $ 6,355,000         $  6,577,425          0.15%
  8.5%, due 2/1/2011
Tembec Industries, Inc.                                    $ 8,845,000         $  8,800,775          0.21%
  7.75%, due 3/15/2012
                                                                               ------------         -----
TOTAL PAPER & FOREST PRODUCTS                                                  $ 22,078,588          0.51%
                                                                               ------------         -----

PERSONAL PRODUCTS
Jafra Cosmetics International, Inc.                        $18,220,000         $ 20,497,500          0.48%
  10.75%, due 5/15/2011
                                                                               ------------         -----
TOTAL PERSONAL PRODUCTS                                                        $ 20,497,500          0.48%
                                                                               ------------         -----

ROAD & RAIL
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.    $16,270,000         $ 17,449,575          0.41%
  12.5%, due 6/15/2012
                                                                               ------------         -----
TOTAL ROAD & RAIL                                                              $ 17,449,575          0.41%
                                                                               ------------         -----

TEXTILES, APPAREL & LUXURY GOODS
Invista                                                    $12,915,000         $ 13,221,731          0.31%
  9.25%, due 5/1/2012 (c)
                                                                               ------------         -----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                         $ 13,221,731          0.31%
                                                                               ------------         -----

WIRELESS TELECOMMUNICATION SERVICES
Millicom International Cellular S.A.                       $16,395,000         $ 16,395,000          0.38%
  10.%, due 12/1/2013 (c)
                                                                               ------------         -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                      $ 16,395,000          0.38%
                                                                               ------------         -----
TOTAL CORPORATE BONDS - FOREIGN                                                $459,779,814         10.72%
                                                                               ------------         -----

                                                        SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
CORPORATE CMOS

CONSUMER FINANCE
Debit Structured Finance Corp. Series 1993-K1 Class A1     $   307,009         $    221,046          0.01%
  6.66%, due 8/15/2010
Debit Structured Finance Corp. Series 1994-K1 Class A1     $ 1,193,638         $    865,388          0.02%
  7.6%, due 8/15/2007
Debit Structured Finance Corp. Series 1994-K1 Class A2     $    31,761         $     23,503          0.00%(b)
  8.375%, due 8/15/2015
                                                                               ------------          ----
TOTAL CONSUMER FINANCE                                                         $  1,109,937          0.03%
                                                                               ------------          ----
TOTAL CORPORATE CMOS                                                           $  1,109,937          0.03%
                                                                               ------------          ----
LOAN ASSIGNMENT & PARTICIPATION

AUTO COMPONENTS
Goodyear Tire & Rubber Co. (The) Term Loan                 $17,320,000         $ 17,487,796          0.41%
  6.05938%, due 3/31/2006 (h)(j)
                                                                               ------------          ----
TOTAL AUTO COMPONENTS                                                          $ 17,487,796          0.41%
                                                                               ------------          ----

COMPUTERS & PERIPHERALS
Viasystems Group, Inc. Bank debt, Term Loan                $10,233,852         $ 10,314,873          0.24%
  7.15%, due 9/30/2008 (h)(j)
                                                                               ------------          ----
TOTAL COMPUTERS & PERIPHERALS                                                  $ 10,314,873          0.24%
                                                                               ------------          ----

DIVERSIFIED TELECOMMUNICATION SERVICES
Qwest Corp. Term Loan B                                    $18,000,000         $ 17,739,000          0.41%
  6.95%, due 6/30/2010 (h)(j)
GT Group Telecom Services Corp. Term Loan A                $16,936,744         $      1,694          0.00%(b)
  6.5625%, due 6/30/2008 (d)(e)(h)(j)(l)
GT Group Telecom Services Corp. Term Loan B                $12,103,256         $      1,210          0.00%(b)
  6.625%, due 6/30/2008 (d)(e)(h)(j)(l)
                                                                               ------------          ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                   $ 17,741,904          0.41%
                                                                               ------------          ----

MEDIA
Maxwell Communications Corp. PLC Bank debt A               $ 9,973,584         $     29,921          0.00%(b)
  0%, due 1/1/2009 (d)(e)(f)(h)(l)
Maxwell Communications Corp. PLC Bank debt B               L 1,131,066         $      6,170          0.00%(b)
  0%, due 1/1/2009 (d)(e)(f)(h)(l)
                                                                               ------------          ----
TOTAL MEDIA                                                                    $     36,091          0.00%(b)
                                                                               ------------          ----

MULTI-UTILITIES & UNREGULATED POWER
Mirant Corp. Revolver 5                                    $ 4,838,144         $  3,610,465          0.08%
  0%, due 7/17/2005 (e)(h)

                                                       SHARES / PRINCIPAL
                                                              AMOUNT           MARKET VALUE     % NET ASSETS
NRG Energy, Inc. Term Loan B                             $   4,799,356         $  4,958,335          0.12%
  5.559%, due 6/23/2010 (h)(j)
NRG Energy, Inc. Credit Linked Deposit                   $   2,708,333         $  2,798,048          0.07%
  5.5%, due 6/23/2010 (h)(j)
                                                                               ------------          ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                      $ 11,366,847          0.27%
                                                                               ------------          ----

PERSONAL PRODUCTS
Jafra Cosmetics International, Inc. Bank debt            $   4,541,667         $  4,518,958          0.11%
  6.75%, due 5/20/2008
                                                                               ------------          ----
TOTAL PERSONAL PRODUCTS                                                        $  4,518,958          0.11%
                                                                               ------------          ----
TOTAL LOAN ASSIGNMENT & PARTICIPATION                                          $ 61,466,469          1.44%
                                                                               ------------          ----
PREFERRED STOCK

COMMERCIAL SERVICES & SUPPLIES
Colorado Prime Corp. (a)(d)(h)(l)                            7,232.150         $         72          0.00%(b)
                                                                               ------------          ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                           $         72          0.00%(b)
                                                                               ------------          ----

MEDIA
Alliance Entertainment Corp. Series A1 (a)(d)(h)(l)            447.000         $    197,127          0.01%
Alliance Entertainment Corp. Series A2 (a)(d)(h)(l)            503.000         $    221,823          0.00%(b)
Paxson Communications Corp.(n)                                 761.000         $  6,582,650          0.15%
Ziff Davis Media, Inc. (d)                                   4,240.000         $  2,204,800          0.05%
Haights Cross Communications, Inc. (d)(h)(n)               369,062.000         $ 18,084,038          0.42%
                                                                               ------------          ----
TOTAL MEDIA                                                                    $ 27,290,438          0.63%
                                                                               ------------          ----

REAL ESTATE
Sovereign Real Estate Investment Corp. (c)                  34,813.000         $ 50,826,980          1.19%
                                                                               ------------          ----
TOTAL REAL ESTATE                                                              $ 50,826,980          1.19%
                                                                               ------------          ----
TOTAL PREFERRED STOCK                                                          $ 78,117,490          1.82%
                                                                               ------------          ----
WARRANTS

CHEMICALS
General Chemical Industrial Products, Inc. Ser A $195.
 43 Ex 3/31/11 (a)(d)                                        1,278.000         $     48,317          0.00%(b)
General Chemical Industrial Products, Inc. Ser B $376.
 03 Ex 3/31/11 (a)(d)                                          947.000         $     12,797          0.00%(b)
                                                                               ------------          ----
TOTAL CHEMICALS                                                                $     61,114          0.00%(b)
                                                                               ------------          ----

DIVERSIFIED FINANCIAL SERVICES
ASAT Finance LLC 144A Strike @18.60 Ex 11/1/06 (a)(c)(d)     8,680.000         $      8,680          0.00%(b)
                                                                               ------------          ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                           $      8,680          0.00%(b)
                                                                               ------------          ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ICO Global Communications Holdings Ltd. Strike @60.00
 Ex 5/16/06 (a)(d)                                         587,902.000         $      5,879          0.00%(b)
                                                                               ------------          ----
TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES                                  $      5,879          0.00%(b)
                                                                               ------------          ----

MACHINERY
Thermadyne Holdings Corp. Class B Ex 5/23/06 (a)(d)(l)       2,198.000         $        787          0.00%(b)
                                                                               ------------          ----
TOTAL MACHINERY                                                                $        787          0.00%(b)
                                                                               ------------          ----

                                                                          SHARES / PRINCIPAL
                                                                                AMOUNT           MARKET VALUE   % NET ASSETS
MEDIA
Ziff Davis Media, Inc. 144A Strike @0.001 Ex 8/12/12 (a)(c)                    777,370.000       $     77,737       0.00%(b)
Haights Cross Communications, Inc. Strike 0.001 ex 12/10/11 (a)(d)(h)(l)           385.000       $          4       0.00%(b)
Haights Cross Communications, Inc. Strk .001 Pref Cl A  (a)(d)(h)(l)           374,051.000       $      3,741       0.00%(b)
Ono Finance PLC 144A Ex 2/15/11 (a)(c)(d)                                       40,495.000       $        405       0.00%(b)
                                                                                                 ------------       ----
TOTAL MEDIA                                                                                      $     81,886       0.00%(b)
                                                                                                 ------------       ----

METALS & MINING
ACP Holding Co. 144A Strike @0.01 Ex 10/7/13 (a)(c)(d)                       3,871,278.000       $  3,871,278       0.09%
                                                                                                 ------------       ----
TOTAL METALS & MINING                                                                            $  3,871,278       0.09%
                                                                                                 ------------       ----

WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc. Ex 12/2/12 (a)(d)(h)(l)                            1,842,941.000       $     18,429       0.00%(b)
NEON Communications, Inc. Class A Ex 12/2/12 (a)(d)(h)(l)                    1,062,401.000       $  1,328,001       0.03%
NEON Communications, Inc. Ex 12/2/12 (a)(d)(h)(l)                            1,274,805.000       $     12,748       0.00%(b)
UbiquiTel, Inc. 144A Strike @22.74 Ex 4/15/10 (a)(c)(d)                         14,230.000       $        142       0.00%(b)
                                                                                                 ------------       ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                        $  1,359,321       0.03%
                                                                                                 ------------       ----
TOTAL WARRANTS                                                                                   $  5,388,945       0.12%
                                                                                                 ------------       ----
YANKEE BONDS
COMMERCIAL SERVICES & SUPPLIES
Marsulex, Inc.                                                            $  6,355,000.000       $  6,291,450       0.15%
  9.625%, due 7/1/2008
                                                                                                 ------------       ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                             $  6,291,450       0.15%
                                                                                                 ------------       ----

COMMUNICATIONS EQUIPMENT
Nortel Networks Corp.                                                     $  3,000,000.000       $  2,647,500       0.06%
  6.875%, due 9/1/2023 (i)
                                                                                                 ------------       ----
TOTAL COMMUNICATIONS EQUIPMENT                                                                   $  2,647,500       0.06%
                                                                                                 ------------       ----

CONTAINERS & PACKAGING
Smurfit Capital Funding PLC                                               $  3,475,000.000       $  3,266,500       0.08%
TOTAL CONTAINERS & PACKAGING

                                                                                                 ------------       ----
                                                                                                 $  3,266,500       0.08%
                                                                                                 ------------       ----

ENERGY EQUIPMENT & SERVICES
Petroleum Geo-Services ASA                                                $  6,465,676.000       $  6,611,154       0.15%
  8%, due 11/5/2006
Petroleum Geo-Services ASA                                                $ 19,909,136.000       $ 21,103,684       0.49%
  10.%, due 11/5/2010
                                                                                                 ------------       ----
TOTAL ENERGY EQUIPMENT & SERVICES                                                                $ 27,714,838       0.65%
                                                                                                 ------------       ----

INSURANCE
Fairfax Financial Holdings Ltd.                                           $  7,255,000.000       $  7,001,075       0.16%
  8.25%, due 10/1/2015 (i)
Fairfax Financial Holdings Ltd.                                           $  4,810,000.000       $  4,064,450       0.10%
  7.75%, due 7/15/2037
Fairfax Financial Holdings Ltd.                                           $  3,437,000.000       $  3,050,338       0.07%
  7.375%, due 4/15/2018 (i)
                                                                                                 ------------       ----
TOTAL INSURANCE                                                                                  $ 14,115,863       0.33%
                                                                                                 ------------       ----

MARINE
Sea Containers Ltd.                                                       $ 13,866,000.000       $ 13,588,680       0.32%
  7.875%, due 2/15/2008
Sea Containers Ltd.                                                       $  6,830,000.000       $  7,145,888       0.17%
  10.75%, due 10/15/2006 (i)
                                                                                                 ------------       ----
TOTAL MARINE                                                                                     $ 20,734,568       0.48%
                                                                                                 ------------       ----

                                                                          SHARES / PRINCIPAL
                                                                                AMOUNT           MARKET VALUE   % NET ASSETS
MEDIA
Rogers Cablesystem, Ltd.                                                   $ 7,205,000.000       $  8,123,637       0.19%
  11%, due 12/1/2015
                                                                                                 ------------       ----
TOTAL MEDIA                                                                                      $  8,123,637       0.19%
                                                                                                 ------------       ----

METALS & MINING
Algoma Steel, Inc.                                                         $23,265,000.000       $ 25,358,850       0.59%
  11%, due 12/31/2009 (d)(j)
                                                                                                 ------------       ----
TOTAL METALS & MINING                                                                            $ 25,358,850       0.59%
                                                                                                 ------------       ----

PAPER & FOREST PRODUCTS
Abitibi-Consolidated, Inc.                                                 $ 5,500,000.000       $  5,382,487       0.13%
  8.85%, due 8/1/2030
Tembec Industries, Inc.                                                    $10,935,000.000       $ 11,290,387       0.26%
  8.625%, due 6/30/2009 (i)
                                                                                                 ------------       ----
Total Paper & Forest Products                                                                    $ 16,672,874       0.39%
                                                                                                 ------------       ----

ROAD & RAIL
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V                     $ 4,075,000.000       $  4,054,625       0.09%
  11.75%, due 6/15/2009
                                                                                                 ------------       ----
TOTAL ROAD & RAIL                                                                                $  4,054,625       0.09%
                                                                                                 ------------       ----

WIRELESS TELECOMMUNICATION SERVICES
Rogers Cantel, Inc.                                                        $ 3,660,000.000       $  4,144,950       0.10%
  9.75%, due 6/1/2016
                                                                                                 ------------       ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                        $  4,144,950       0.10%
                                                                                                 ------------       ----
TOTAL YANKEE BONDS                                                                               $133,125,655       3.11%
                                                                                                 ------------       ----
COMMERCIAL PAPER
American Express Credit Corp.                                              $    21,345,000       $ 21,342,776       0.50%
  1.25% due 8/3/04
American Express Credit Corp.                                              $    22,565,000       $ 22,562,629       0.53%
  1.26% due 8/3/04
American General Finance Corp.                                             $    40,000,000       $ 39,991,597       0.93%
  1.26% due 8/6/04
General Electric Capital Corp.                                             $     9,300,000       $  9,296,691       0.22%
  1.28% due 8/10/04
General Electric Capital Corp.                                             $    23,320,000       $ 23,305,676       0.54%
  1.30% due 8/17/04
Morgan Stanley Dean Witter & Co.                                           $    30,000,000       $ 29,980,995       0.70%
  1.34% due 8/17/04
UBS Finance (Delaware) LLC                                                 $    69,710,000       $ 69,704,888       1.62%
  1.32% due 8/2/04
UBS Finance (Delaware) LLC                                                 $     4,865,000       $  4,860,863       0.11%
  1.33% due 8/23/04
UBS Finance (Delaware) LLC                                                 $    59,595,000       $ 59,538,291       1.39%
  1.37% due 8/25/04
UBS Finance (Delaware) LLC                                                 $    10,450,000       $ 10,434,765       0.24%
  1.38% due 9/7/04
                                                                                                 ------------       ----
TOTAL COMMERCIAL PAPER                                                                           $291,019,171       6.78%
                                                                                                 ------------       ----

                                                                          SHARES / PRINCIPAL
                                                                                AMOUNT           MARKET VALUE   % NET ASSETS
INVESTMENT COMPANIES-MM
CAPITAL MARKETS
AIM Institutional Funds Group (s)                                                6,182,522       $  6,182,522       0.14%
Merrill Lynch Premier Institutional Fund                                       136,533,413       $136,533,413       3.18%
                                                                                                 ------------       ----
TOTAL CAPITAL MARKETS                                                                            $142,715,935       3.22%
                                                                                                 ------------       ----
TOTAL INVESTMENT COMPANIES-MM                                                                    $142,715,935       3.22%
                                                                                                 ------------       ----
MASTER NOTE
Banc of America Securities LLC                                             $    64,774,000       $ 64,774,000       1.51%
  1.4124%, due 8/2/04 (s)
                                                                                                 ------------       ----
TOTAL MASTER NOTE                                                                                $ 64,774,000       1.51%
                                                                                                 ------------       ----

REPURCHASE AGREEMENTS
Countywide Securities Corp.
  1.3824%, dated 7/31/04
  due 8/2/04 (s)
  Proceeds at Maturity
  $75,145,656
  (Collateralized by Various Bonds
  with a Principal Amount of
  $78,521,498 and a Market
  Value of $76,639,740)                                                    $    75,137,000       $ 75,137,000       1.75%
Credit Suisse First Boston LLC
  1.3624%, dated 7/31/04
  due 8/2/04 (s)
  Proceeds at Maturity
  $66,150,509
  (Collateralized by Various Bonds
  with a Principal Amount of
  $66,862,908 and a Market
  Value of $67,467,887)                                                    $    66,143,000       $ 66,143,000       1.54%
Lehman Bothers, Inc.
  1.3624%, dated 7/31/04
  due 8/2/04 (s)
  Proceeds at Maturity
  $43,286,986
  (Collateralized by Various Bonds
  with a Principal Amount of
   $55,251,962 and a Market
  Value of $45,431,667)                                                    $    43,282,000       $ 43,282,000       1.01%
Merrill Lynch & Co.
  1.3924%, dated 7/31/04
  due 8/2/04 (s)
  Proceeds at Maturity
  $96,610,209
  (Collateralized by Various Bonds
  with a Principal Amount of
  $96,193,983 and a Market
  Value of $101,430,127)                                                   $    96,599,000       $ 96,599,000       2.25%

                                                                          SHARES / PRINCIPAL
                                                                                AMOUNT          MARKET VALUE    % NET ASSETS
Morgan Stanley & Co.
  1.3624%, dated 7/31/04
  due 8/2/04 (s)
  Proceeds at Maturity
  $50,588,743
  (Collateralized by Various Bonds
  with a Principal Amount of
  $91,326,752 and a Market
  Value of $53,039,820)                                                     $   50,583,000     $   50,583,000       1.18%
                                                                                              ---------------     ------
TOTAL REPURCHASE AGREEMENTS                                                                    $  331,744,000       7.73%
                                                                                              ---------------     ------

SHORT TERM LOAN ASSIGNMENTS & PARTICIPATIONS
BUILDING PRODUCTS
Owens Corning, Inc. Bank debt, Revolver                                     $   22,009,163     $   17,057,101       0.40%
  0%, due 1/1/2005 (e)(h)(j)
                                                                                              ---------------     ------
TOTAL BUILDING PRODUCTS                                                                        $   17,057,101       0.40%
                                                                                              ---------------     ------
MULTI-UTILITIES & UNREGULATED POWER
Mirant Corp. Revolver                                                       $    7,020,000     $    3,944,363       0.09%
  4.75%, due 1/15/2005 (e)(h)
                                                                                              ---------------     ------
TOTAL MULTI_UTILITIES & UNREGULATED POWER                                                      $    3,944,363       0.09%
                                                                                              ---------------       ----
TOTAL SHORT TERM LOAN ASSIGNMENTS & PARTICIPATIONS                                             $   21,001,464       0.49%
                                                                                              ---------------       ----

TOTAL INVESTMENTS                                                                              $4,666,646,042(u)  108.76%
                                                                                              ---------------     ------
(TOTAL COST $4,603,084,735) (t)
Liabilities in Excess of Cash and Other Assets                                                ($  375,900,604)     (8.76)
                                                                                              ---------------     ------
NET ASSETS                                                                                     $4,290,745,438     100.00%
                                                                                              ===============     ======

(a)   Non-income producing security.

(b)   Less than one hundreth of a percent.

(c)   May be sold to institutional investors only.

(d)   Illiquid security.

(e)   Issue in default.

(f)   Issuer in bankruptcy.

(g)   Partially segregated for unfunded loan commitments.

(h)   Restricted security.

(i)   Represents a security, or a portion thereof, which is out on loan.

(j)   Floating rate. Rate shown is the rate in effect at July 31, 2004.

(k) 15,895 Units-Each unit reflects $1,000 principal amount of 13.875% Senior Notes plus 1 warrant to acquire 19.9718 shares of common stock at $0.01 per share at a future date.

(l)   Fair valued security.

(m) CIK ("Cash in Kind") - Interest payment is made with cash or additional securities.

(n) PIK ("Payment in Kind") - Interest or dividend payment is made with additional securities.

(o)   Canadian security.

(p)   British security.

(q) Yankee bond-Dollar denominated bonds issued in the United States by foreign banks and corporations.

(r)   ADR-American Depositary Receipt.

(s) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(t)   The cost for federal income tax purposes is $4,681,455,309.

(u) At July 31, 2004, net unrealized depreciation was $14,809,267 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $286,982,568 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $301,791,835.

      The following abbreviations are used in the above portfolio:

      C$ - Canadian Dollar

      E  - Euro

      L - Pound Sterling

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                                      SHARES /
                                                     PRINCIPAL
                                                       AMOUNT      MARKET VALUE   % NET ASSETS
                                                       ------      ------------   ------------
MAINSTAY INTERNATIONAL BOND FUND

BRADY BOND-GOVERNMENT
BRAZIL

Republic of Brazil Series 11BR                    Y  30,000,000    $   264,726         0.73%
  4.75%, due 4/10/07
Republic of Brazil Series 20 year                 $      41,047    $    38,789         0.11%
  8.00%, due 4/15/14 (d)
                                                                   -----------         ----
TOTAL BRAZIL                                                       $   303,515         0.84%
                                                                   -----------         ----
TOTAL BRADY BOND-GOVERNMENT                                        $   303,515         0.84%
                                                                   -----------         ----


CORPORATE BONDS
AUSTRALIA

Australia & New Zealand Banking Group Ltd.        L     110,000    $   200,119         0.55%
Series E
  4.254%, due 2/27/07 (d)
                                                                   -----------         ----
TOTAL AUSTRALIA                                                    $   200,119         0.55%
                                                                   -----------         ----

BRAZIL

CIA Brasileira de Bebidas                         $     125,000    $   148,125         0.41%
  10.50%, due 12/15/11
                                                                   -----------         ----
TOTAL BRAZIL                                                       $   148,125         0.41%
                                                                   -----------         ----

CAYMAN ISLANDS

CSN Islands VIII Corp.                            $     170,000    $   162,350         0.44%
  9.75%, due 12/16/13 (c)
Principal Financial Global Funding, LLC           L     175,000    $   316,360         0.87%
Series E
  5.875%, due 6/8/09
                                                                   -----------         ----
TOTAL CAYMAN ISLANDS                                               $   478,710         1.31%
                                                                   -----------         ----

CHILE

AES Gener SA                                      $     200,000    $   193,000         0.53%
  7.50%, due 3/25/14 (c)
Compania Nacional de Transmision Electrica        $     100,000    $   113,888         0.31%
S.A.
  7.875%, due 4/15/11
Empresa Nacional de Electricidad S.A. Series B    $     100,000    $   110,696         0.30%
  8.50%, due 4/1/09

                                                      SHARES /
                                                     PRINCIPAL
                                                       AMOUNT      MARKET VALUE   % NET ASSETS
                                                       ------      ------------   ------------
Empresa Nacional de Petroleo                            100,000    $   108,588         0.30%
  6.75%, due 11/15/12 (c)
                                                                   -----------         ----
TOTAL CHILE                                                        $   526,172         1.44%
                                                                   -----------         ----

DENMARK

Danske Kredit Realkreditaktieselskab              DK    152,529    $    26,576         0.07%
  7.00%, due 10/1/32
Realkredit Danmark A/S                            DK  1,933,550    $   324,680         0.89%
  6.00%, due 10/1/29
                                                                   -----------         ----
TOTAL DENMARK                                                      $   351,256         0.96%
                                                                   -----------         ----

FRANCE

Veolia Environnement Series E                     $     200,000    $   259,552         0.71%
  5.875%, due 6/27/08
                                                                   -----------         ----
TOTAL FRANCE                                                       $   259,552         0.71%
                                                                   -----------         ----

GERMANY

Citibank Global Markets Deutschland for           $     100,000    $    89,000         0.24%
Severstal
  9.25%, due 4/19/14 (c)
KfW Kreditanstalt fuer Wiederaufbau Series        E     875,000    $ 1,094,938         3.00%
INTL
  4.75%, due 8/18/06

Morgan Stanley Bank AG for OAO Gazprom            $     260,000    $   272,025         0.75%
  9.625%, due 3/1/13 (c)
                                                                   -----------         ----
TOTAL GERMANY                                                      $ 1,455,963         3.99%
                                                                   -----------         ----

GREAT BRITAIN (UK)

Annington Finance No 1                            L     131,538    $   238,938         0.65%
  4.826%, due 10/2/06 (d)
                                                                   -----------         ----
TOTAL GREAT BRITAIN (UK)                                           $   238,938         0.65%
                                                                   -----------         ----

IRELAND

Waterford Wedgwood PLC                            E      90,000    $    96,436         0.26%
  9.875%, due 12/1/10
Waterford Wedgwood PLC Series REGS                E      55,000    $    58,933         0.16%
  9.875%, due 12/1/10 (c)
                                                                   -----------         ----
TOTAL IRELAND                                                      $   155,369         0.42%
                                                                   -----------         ----

LUXEMBORG

Gazprom International S.A.                        $     200,000    $   197,000         0.54%
  7.201%, due 2/1/20 (c)
Wimm-Bill-Dann Foods OJSC                         $     100,000    $    94,000         0.26%
  8.50%, due 5/21/08 (c)

                                                      SHARES /
                                                     PRINCIPAL
                                                       AMOUNT      MARKET VALUE   % NET ASSETS
                                                       ------      ------------   ------------
TOTAL LUXEMBORG                                                    $   291,000         0.80%

MEXICO

Grupo Transportacion Ferroviaria Mexicana,        $      90,000    $    96,525         0.26%
S.A. de C.V.
  12.50%, due 6/15/12
Vitro S.A. de C.V.                                $      75,000    $    69,188         0.19%
  11.75%, due 11/1/13 (c)
                                                                   -----------         ----
TOTAL MEXICO                                                       $   165,712         0.45%
                                                                   -----------         ----

NETHERLANDS

Allianz Finance II B.V.                           E     100,000    $   131,351         0.36%
  6.125%, due 5/31/22
Deutsche Post Finance BV                          E     250,000    $   314,113         0.86%
  5.125%, due 10/4/12
Mobifon Holdings B.V.                             $      80,000    $    91,800         0.25%
  12.50%, due 7/31/10
RWE Finance BV Series N                           L     100,000    $   170,749         0.47%
  4.625%, due 8/17/10
                                                                   -----------         ----
TOTAL NETHERLANDS                                                  $   708,013         1.94%
                                                                   -----------         ----

SINGAPORE

Singapore Powerassets Ltd.                        $     150,000    $   148,072         0.41%
  5.00%, due 10/22/13 (c)
                                                                   -----------         ----
TOTAL SINGAPORE                                                    $   148,072         0.41%
                                                                   -----------         ----

SUPRANATIONAL

Corporacion Andina de Fomento CAF Series 4RG      Y  25,000,000    $   223,757         0.61%
  1.17%, due 7/27/06
European Investment Bank Series E                 Y  60,000,000    $   562,797         1.54%
  2.125%, due 9/20/07
                                                                   -----------         ----
TOTAL SUPRANATIONAL                                                $   786,554         2.15%
                                                                   -----------         ----

SWEDEN

Stadshypotek AB Series 1564                       SK  6,000,000    $   816,828         2.24%
  6.00%, due 3/15/06
                                                                   -----------         ----
TOTAL SWEDEN                                                       $   816,828         2.24%
                                                                   -----------         ----

UKRAINE

Kyivstar GSM                                      $     150,000    $   152,625         0.42%
  10.375%, due 8/17/09 (c)
                                                                   -----------         ----
TOTAL UKRAINE                                                      $   152,625         0.42%
                                                                   -----------         ----

UNITED STATES

Citigroup, Inc.                                   Y  30,000,000    $   268,230         0.73%
  0.80%, due 10/30/08
Goldman Sachs Group, L.P.                         E     230,000    $   284,354         0.78%
  5.125%, due 4/24/13

                                                      SHARES /
                                                     PRINCIPAL
                                                       AMOUNT      MARKET VALUE   % NET ASSETS
                                                       ------      ------------   ------------
McDonald's Corp. Series E                         E     195,000    $   243,372         0.67%
  5.125%, due 5/23/06
Morgan Stanley Series E                           L      85,000    $   148,520         0.41%
  5.375%, due 11/14/13
                                                                   -----------         ----
TOTAL UNITED STATES                                                $   944,476         2.59%
                                                                   -----------         ----
TOTAL CORPORATE BONDS                                              $ 8,130,999        21.44%
                                                                   -----------         ----

FEDERAL & GOVERNMENT AGENCY
CANADA

Canada Housing Trust                              C$    570,000    $   421,809         1.16%
  3.70%, due 9/15/08 (c)
                                                                   -----------         ----
TOTAL CANADA                                                       $   421,809         1.16%
                                                                   -----------         ----
TOTAL FEDERAL & GOVERNMENT AGENCY                                  $   421,809         1.16%
                                                                   -----------         ----

FOREIGN GOVERNMENT TREASURY
AUSTRALIA

Australian Government Series 808                  A$  1,635,000    $ 1,270,505         3.48%
  8.75%, due 8/15/08
                                                                   -----------         ----
TOTAL AUSTRALIA                                                    $ 1,270,505         3.48%
                                                                   -----------         ----

AUSTRIA

Republic of Austria Series 2                      E     277,000    $   338,632         0.93%
  4.65%, due 1/15/18
                                                                   -----------         ----
TOTAL AUSTRIA                                                      $   338,632         0.93%
                                                                   -----------         ----

BELGIUM

Kingdom of Belgium Series 36                      E     270,000    $   345,910         0.95%
  5.00%, due 9/28/11

                                                      SHARES /
                                                     PRINCIPAL
                                                       AMOUNT      MARKET VALUE   % NET ASSETS
                                                       ------      ------------   ------------
Kingdom of Belgium Series 42                      E     425,000    $   504,568         1.38%
  3.00%, due 9/28/08
                                                                   -----------         ----
TOTAL BELGIUM                                                      $   850,478         2.33%
                                                                   -----------         ----

BRAZIL

Republic of Brazil                                $     140,000    $   146,300         0.40%
  11.00%, due 1/11/12
                                                                   -----------         ----
TOTAL BRAZIL                                                       $   146,300         0.40%
                                                                   -----------         ----

CANADA

Canadian Government                               C$    380,000    $   302,239         0.83%
  5.50%, due 6/1/09
Canadian Government                               C$    385,000    $   311,418         0.85%
  5.75%, due 6/1/33
                                                                   -----------         ----
TOTAL CANADA                                                       $   613,657         1.68%
                                                                   -----------         ----

COLOMBIA

Republic of Columbia                              $     180,000    $   153,900         0.42%
  8.125%, due 5/21/24
                                                                   -----------         ----
TOTAL COLOMBIA                                                     $   153,900         0.42%
                                                                   -----------         ----

DENMARK

Kingdom of Denmark                                DK  4,985,000    $   845,195         2.32%
  5.00%, due 11/15/13
                                                                   -----------         ----
TOTAL DENMARK                                                      $   845,195         2.32%
                                                                   -----------         ----

EL SALVADOR

Republic of El Salvador                           $     100,000    $   104,375         0.29%
  7.75%, due 1/24/23 (c)
                                                                   -----------         ----
TOTAL EL SALVADOR                                                  $   104,375         0.29%
                                                                   -----------         ----

FRANCE

French Treasury Note                              E     500,000    $   631,614         1.73%
  4.75%, due 7/12/07
Government of France                              E     700,000    $   900,812         2.47%
  5.25%, due 4/25/08
                                                                   -----------         ----
TOTAL FRANCE                                                       $ 1,532,426         4.20%
                                                                   -----------         ----

GERMANY

Aries Vermogensverwaltungs GmbH                   E     250,000    $   265,625         0.73%
  9.60%, due 10/25/14 (c)
Bundesobligation Series 138                       E     145,000    $   180,902         0.50%
  4.50%, due 8/18/06

                                                      SHARES /
                                                     PRINCIPAL
                                                       AMOUNT      MARKET VALUE   % NET ASSETS
                                                       ------      ------------   ------------
Deutsche Bundesrepublik Series 00                 E     500,000    $   725,944         1.99%
  6.25%, due 1/4/30
Deutsche Bundesrepublik Series 01                 E   1,895,000    $ 2,431,147         6.66%
  5.00%, due 7/4/11
Deutsche Bundesrepublik Series 98                 E   1,367,000    $ 1,754,176         4.81%
  5.25%, due 1/4/08
Deutsche Bundesrepublik Series 98                 E     150,000    $   190,066         0.52%
  4.75%, due 7/4/08
Deutsche Bundesrepublik Series 99                 E     500,000    $   652,608         1.79%
  5.375%, due 1/4/10
                                                                   -----------         ----
TOTAL GERMANY                                                      $ 6,200,468        17.00%
                                                                   -----------         ----

GREAT BRITAIN (UK)

United Kingdom Treasury Bond                      L     200,000    $   383,293         1.05%
  7.50%, due 12/7/06
United Kingdom Treasury Bond                      L     145,000    $   329,804         0.90%
  8.00%, due 12/7/15
United Kingdom Treasury Bond                      L     725,000    $ 1,209,610         3.32%
  4.25%, due 6/7/32
United Kingdom Treasury Bond                      L     183,000    $   330,347         0.91%
  5.00%, due 3/7/12
United Kingdom Treasury Bond                      L     200,000    $   385,990         1.06%
  6.25%, due 11/25/10
                                                                   -----------         ----
TOTAL GREAT BRITAIN (UK)                                           $ 2,639,044         7.24%
                                                                   -----------         ----

GREECE

Hellenic Republic                                 E     607,000    $   820,992         2.25%
  5.90%, due 10/22/22
                                                                   -----------         ----
TOTAL GREECE                                                       $   820,992         2.25%
                                                                   -----------         ----

ITALY

Buoni Poliennali del Tesero                       E   1,365,000    $ 1,791,893         4.91%
  5.50%, due 11/1/10
Republic of Italy                                 Y      33,000    $   330,213         0.91%
  3.80%, due 3/27/08
                                                                   -----------         ----
TOTAL ITALY                                                        $ 2,122,106         5.82%
                                                                   -----------         ----

JAPAN

Development Bank of Japan Series INTL             Y  41,000,000    $   285,685         0.78%
  1.05%, due 6/20/23
Japan Finance Corp. for Municipal Enterprises     Y  90,000,000    $   802,988         2.20%
Series INTL
  1.55%, due 2/21/12
                                                                   -----------         ----
TOTAL JAPAN                                                        $ 1,088,673         2.98%
                                                                   -----------         ----

                                                      SHARES /
                                                     PRINCIPAL
                                                       AMOUNT      MARKET VALUE   % NET ASSETS
                                                       ------      ------------   ------------
MEXICO

United Mexican States                             $     150,000    $   165,000         0.45%
  7.50%, due 1/14/12
                                                                   -----------         ----
TOTAL MEXICO                                                       $   165,000         0.45%
                                                                   -----------         ----

NETHERLANDS

Netherlands Government                            E     500,000    $   607,995         1.67%
  3.75%, due 7/15/09
                                                                   -----------         ----
TOTAL NETHERLANDS                                                  $   607,995         1.67%
                                                                   -----------         ----

NORWAY

Norwegian Government                              NK  5,135,000    $   799,556         2.19%
  6.75%, due 1/15/07
                                                                   -----------         ----
TOTAL NORWAY                                                       $   799,556         2.19%
                                                                   -----------         ----

SOUTH AFRICA

Republic of South Africa Series E                 E     400,000    $   525,404         1.44%
  7.00%, due 4/10/08
                                                                   -----------         ----
TOTAL SOUTH AFRICA                                                 $   525,404         1.44%
                                                                   -----------         ----

SPAIN

Bonos Y Obligacion del Estado                     E     612,000    $   790,875         2.17%
  5.15%, due 7/30/09
Bonos Y Obligacion del Estado                     E   2,035,000    $ 2,544,045         6.97%
  4.75%, due 7/30/14
                                                                   -----------         ----
TOTAL SPAIN                                                        $ 3,334,920         9.14%
                                                                   -----------         ----

SWEDEN

Swedish Government Series 1043                    SK  4,625,000    $   630,477         1.73%
  5.00%, due 1/28/09
Swedish Government Series 1045                    SK    350,000    $    48,191         0.13%
  5.25%, due 3/15/11
                                                                   -----------         ----
TOTAL SWEDEN                                                       $   678,668         1.86%
                                                                   -----------         ----

UKRAINE

Ukraine Government                                $     100,000    $    95,000         0.26%
  6.875%, due 3/4/11 (c)
Ukraine Government                                $     200,000    $   192,000         0.53%
  7.65%, due 6/11/13 (c)
                                                                   -----------         ----
TOTAL UKRAINE                                                      $   287,000         0.79%
                                                                   -----------         ----

VENEZUELA

                                                      SHARES /
                                                     PRINCIPAL
                                                       AMOUNT      MARKET VALUE   % NET ASSETS
                                                       ------      ------------   ------------
Republic of Venezuela                             $     200,000    $   228,000         0.63%
  13.625%, due 8/15/18
                                                                   -----------         ----
TOTAL VENEZUELA                                                    $   228,000         0.63%
                                                                   -----------         ----
TOTAL FOREIGN GOVERNMENT TREASURY                                  $25,353,294        69.51%
                                                                   -----------         ----

LOAN ASSIGNMENT & PARTICIPATION
ALGERIA

Republic of Algeria Tranche                       Y  22,105,265    $   192,879         0.53%
  0.938%, due 3/4/10 (d)(e)
                                                                   -----------         ----
TOTAL ALGERIA                                                      $   192,879         0.53%
                                                                   -----------         ----
TOTAL LOAN ASSIGNMENT & PARTICIPATION                              $   192,879         0.53%
                                                                   -----------         ----

YANKEE BONDS (f)
MEXICO

Grupo Transportacion Ferroviaria Mexicana,        $     100,000    $    99,500         0.27%
S.A. de C.V.
  11.75%, due 6/15/09
                                                                   -----------         ----
TOTAL MEXICO                                                       $    99,500         0.27%
                                                                   -----------         ----
TOTAL YANKEE BONDS                                                 $    99,500         0.27%
                                                                   -----------         ----

CURRENCY OPTIONS
UNITED STATES

British Pound Call/Euro Put Strike Price GBP         -1,550,000    $         1         0.00% (b)
0.63 Expire 9/28/04 (a)
British Pound Call/Euro Put Strike Price GBP          1,550,000    $    13,061         0.04%
0.66 Expire 9/28/04 (a)
Japanese Yen Call/U.S. Dollar Put Strike              2,530,000    $         1         0.00% (b)
Price JPY 106 Expire  (a)
                                                                   -----------         ----
TOTAL UNITED STATES                                                $    13,063         0.04%
                                                                   -----------         ----
TOTAL CURRENCY OPTIONS                                             $    13,063         0.04%
                                                                   -----------         ----

COMMERCIAL PAPER
UNITED STATES

UBS Finance (Delaware) LLC                        $     695,000    $   694,949         1.91%
  1.32% due 8/2/04
                                                                   -----------         ----
TOTAL UNITED STATES                                                $   694,949         1.91%
                                                                   -----------         ----
TOTAL COMMERCIAL PAPER                                             $   694,949         1.91%
                                                                   -----------         ----

INVESTMENT COMPANIES-MM
UNITED STATES

Merrill Lynch Premier Institutional Fund          $     270,855    $   270,855         0.74%
                                                                   -----------         ----
TOTAL UNITED STATES                                                $   270,855         0.74%
                                                                   -----------         ----
TOTAL INVESTMENT COMPANIES-MM                                      $   270,855         0.74%
                                                                   -----------         ----

                                                      SHARES /
                                                     PRINCIPAL
                                                       AMOUNT      MARKET VALUE   % NET ASSETS
                                                       ------      ------------   ------------
TOTAL INVESTMENTS                                                  $35,177,349 (h)    96.44%
                                                                   -----------       ------
  (Cost $32,659,925) (g)
Cash and Other Assets Less Liabilities                             $ 1,298,804         3.56%
                                                                   -----------       ------
NET ASSETS                                                         $36,476,153       100.00%
                                                                   ===========       ======

(a)   Non-income producing security.

(b)   Less than one hundredth of a percent.

(c)   May be sold to institutional investors only.

(d)   Floating rate. Rate shown is the rate in effect at July 31, 2004.

(e)   Restricted security.

(f) Yankee Bond--Dollar denominated bond issued in the United States by a foreign bank or corporation.

(g)   The cost for federal income tax purposes is $32,644,130.

(h) At July 31, 2004 net unrealized appreciation for securities was $2,533,219, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,111,847, and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $578,628.

The following abbreviations are used in the above portfolio:

      A$---Australian Dollar
      C$---Canadian Dollar
      DK---Danish Krone
      E---Euro
      Y---Japanese Yen
      L---Pound Sterling
      NZ$---New Zealand Dollar
      NK---Norweign Krone
      SK---Swedish Krona
      $---U.S. Dollar

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                                                     SHARES / PRINCIPAL
                                                                          AMOUNT           MARKET VALUE    % NET ASSETS
MAINSTAY INTERNATIONAL EQUITY FUND
COMMON STOCK
AUSTRALIA
Australian Gas Light Co. Ltd. (multi-utilities & unregulated power)      181,700           $  1,603,282        0.98%
                                                                                           ------------        ----
TOTAL AUSTRALIA                                                                            $  1,603,282        0.98%
                                                                                           ------------        ----

BELGIUM
Belgacom S.A. (diversified telecommunication services) (a)                 6,000           $    184,277        0.11%
Electrabel, S.A. (multi-utilities & unregulated power)                     4,927           $  1,557,707        0.95%
                                                                                           ------------        ----
TOTAL BELGIUM                                                                              $  1,741,984        1.06%
                                                                                           ------------        ----

DENMARK
Danske Bank AS (commercial banks)                                        119,205           $  2,745,792        1.68%
                                                                                           ------------        ----
TOTAL DENMARK                                                                              $  2,745,792        1.68%
                                                                                           ------------        ----

FINLAND
Stora Enso Oyj (paper & forest products)                                  62,100           $    862,792        0.53%
TietoEnator Oyj (it services)                                             51,620           $  1,435,618        0.88%
                                                                                           ------------        ----
TOTAL FINLAND                                                                              $  2,298,410        1.41%
                                                                                           ------------        ----

FRANCE
BNP Paribas, S.A. (diversified financial services)                        44,880           $  2,614,130        1.60%
Dexia (commercial banks)                                                  75,900           $  1,272,007        0.78%
Societe Generale, S.A. (commercial banks)                                  5,000           $    410,547        0.25%
                                                                                           ------------        ----
Total, S.A. (oil & gas)                                                    8,900           $  1,728,355        1.06%
                                                                                           ------------        ----
TOTAL FRANCE                                                                               $  6,025,039        3.69%
                                                                                           ------------        ----

GERMANY
BASF AG (chemicals)                                                       15,000           $    798,219        0.49%
Bayerische Motoren Werke (BMW) AG (automobiles)                          117,088           $  5,201,726        3.19%
Deutsche Boerse AG (diversified financial services)                       94,378           $  4,603,007        2.82%
Siemens AG (industrial conglomerates)                                     17,800           $  1,247,030        0.76%
                                                                                           ------------        ----
TOTAL GERMANY                                                                              $ 11,849,982        7.26%
                                                                                           ------------        ----


                                                                       SHARES / PRINCIPAL
                                                                             AMOUNT         MARKET VALUE   % NET ASSETS
GREAT BRITAIN (UK)
Barclays PLC (capital markets)                                                45,700         $   382,274      0.23%
BP PLC (oil & gas) (c)                                                        53,533         $ 3,017,120      1.85%
Capita Group PLC (it services)                                                94,000         $   522,632      0.32%
Compass Group PLC (hotels, restaurants & leisure)                            396,400         $ 2,312,073      1.42%
Diageo Capital PLC (beverages) (c)                                            12,090         $   607,160      0.37%
Diageo PLC (beverages)                                                       377,761         $ 4,681,490      2.87%
Exel PLC (air freight & logistics)                                           201,640         $ 2,654,706      1.63%
GlaxoSmithKline PLC (pharmaceuticals) (c)                                     74,300         $ 3,042,585      1.87%
Lloyds TSB Group PLC (diversified financial services)                        486,200         $ 3,644,826      2.22%
Lloyds TSB Group PLC ADR (diversified financial services) (c)                  9,910         $   300,074      0.20%
Man Group PLC (diversified financial services)                                61,800         $ 1,464,314      0.90%
Provident Financial PLC (consumer finance)                                    72,700         $   748,260      0.46%
Reckitt Benckiser PLC (household products)                                   124,309         $ 3,399,787      2.08%
Rio Tinto PLC (metals & mining)                                               13,500         $   351,052      0.22%
Scottish & Southern Energy PLC (multi-utilities & unregulated power)          98,030         $ 1,281,708      0.79%
Tesco PLC (food & staples retailing)                                       1,419,073         $ 6,573,856      4.03%
Vodafone Group PLC (wireless telecommunication services) (c)                  31,900         $   693,187      0.42%
                                                                                             -----------     -----
TOTAL GREAT BRITAIN (UK)                                                                     $35,677,104     21.88%
                                                                                             -----------     -----

HONG KONG
Hongkong Electric Holdings Ltd. (electric utilities)                         798,100         $ 3,407,338      2.09%
                                                                                             -----------     -----
TOTAL HONG KONG                                                                              $ 3,407,338      2.09%
                                                                                             -----------     -----

INDIA
ITC Ltd. (tobacco) (b)(d)                                                     46,500         $ 1,037,387      0.64%
                                                                                             -----------     -----
TOTAL INDIA                                                                                  $ 1,037,387      0.64%
                                                                                             -----------     -----

IRELAND
Bank of Ireland (commercial banks)                                           306,403         $ 4,009,877      2.46%
                                                                                             -----------     -----
TOTAL IRELAND                                                                                $ 4,009,877      2.46%
                                                                                             -----------     -----

ITALY
Banco Popolare di Verona e Novara Scrl (commercial banks)                     24,200         $   403,819      0.25%
Enel S.p.A. (utilities-electric & gas)                                       258,800         $ 2,040,864      1.25%
ENI S.p.A. (oil & gas)                                                       112,300         $ 2,311,983      1.42%
ENI Spa PLC ADR (oil & gas) (c)                                                3,000         $   308,160      0.19%
Riunione Adriatica di Sicurta S.p.A. (insurance)                              69,200         $ 1,248,034      0.77%
Snam Rete Gas S.p.A. (gas utilities)                                       1,130,995         $ 4,861,133      2.98%
Telecom Italia Mobile S.p.A. (wireless telecommunication services)           286,500         $ 1,524,599      0.93%

                                                            SHARES / PRINCIPAL
                                                                   AMOUNT           MARKET VALUE   % NET ASSETS
                                                                                    -----------      -----
TOTAL ITALY                                                                         $12,698,592       7.79%
                                                                                    -----------      -----
JAPAN
Canon, Inc. (office electronics)                                 59,400             $ 2,899,251       1.78%
Canon, Inc. ADR (office electronics) (c)                         49,623             $ 2,431,527       1.49%
Fuji Photo Film Co., Ltd. (leisure equipment & products)         31,400             $   940,972       0.58%
Keyence Corp. (electronic equipment & instruments)                3,100             $   655,297       0.40%
Nitto Denko Corp. (chemicals)                                    14,600             $   610,434       0.37%
NTT DoCoMo, Inc. (wireless telecommunication services)            1,419             $ 2,469,929       1.51%
Secom Co., Ltd. (commercial services & supplies)                 25,800             $ 1,041,678       0.64%
Seven-Eleven Japan Co., Ltd. (food & staples retailing)          24,900             $   764,057       0.47%
Shin-Etsu Chemical Co., Ltd. (chemicals)                         22,600             $   766,479       0.47%
Takeda Pharmaceutical Co. Ltd. (pharmaceuticals)                 91,700             $ 4,286,547       2.63%
Uni-Charm Corp. (household products)                             10,200             $   534,458       0.33%
                                                                                    -----------      -----
TOTAL JAPAN                                                                         $17,400,629      10.67%
                                                                                    -----------      -----

NETHERLANDS
Euronext N.V. (diversified financial services)                  160,085             $ 4,267,140       2.62%
Reed Elsevier N.V. (media)                                       29,070             $   371,688       0.23%
Royal Dutch Petroleum Co. (oil & gas) (g)                        26,900             $ 1,353,070       0.83%
TPG N.V. (air freight & logistics)                              210,146             $ 4,607,227       2.82%
                                                                                    -----------      -----
TOTAL NETHERLANDS                                                                   $10,599,125       6.50%
                                                                                    -----------      -----

SINGAPORE
SembCorp Logistics Ltd. (air freight & logistics)               328,000             $   421,258       0.26%
Venture Corp. Ltd. (electronic equipment & instruments)         318,200             $ 2,995,691       1.84%
                                                                                    -----------      -----
TOTAL SINGAPORE                                                                     $ 3,416,949       2.10%
                                                                                    -----------      -----

SPAIN
Banco Popular Espanol, S.A. (commercial banks) (g)               73,734             $ 3,971,662       2.43%
Iberdrola, S.A. (multi-utilities & unregulated power) (g)        58,602             $ 1,199,416       0.74%
Indra Sistemas, S.A. (it services)                               31,708             $   404,654       0.25%
                                                                                    -----------      -----
TOTAL SPAIN                                                                         $ 5,575,732       3.42%
                                                                                    -----------      -----

SWEDEN
AB SKF B Shares (machinery)                                      47,100             $ 1,789,136       1.10%
Autoliv, Inc. (auto components)                                  29,300             $ 1,233,237       0.76%
Hennes & Mauritz AB (multiline retail)                           44,200             $ 1,137,557       0.70%
Sandvik AB (machinery)                                           72,810             $ 2,500,088       1.53%
                                                                                    -----------      -----
TOTAL SWEDEN                                                                        $ 6,660,018       4.09%
                                                                                    -----------      -----

                                                                               SHARES / PRINCIPAL
                                                                                     AMOUNT        MARKET VALUE   % NET ASSETS
SWITZERLAND
Credit Suisse Group Registered (commercial banks)                                    36,500        $  1,171,161       0.72%
Credit Suisse Group ADR (commercial banks) (c)                                       36,437        $  1,170,721       0.72%
Nestle S.A. (food products)                                                          22,060        $  5,638,502       3.46%
Novartis AG Registered (pharmaceuticals)                                             33,948        $  1,519,148       0.93%
Novartis AG ADR (pharmaceuticals) (c)                                                55,000        $  2,456,300       1.51%
Serono S.A. (pharmaceuticals)                                                           683        $    422,821       0.26%
Syngenta AG (chemicals)                                                               5,000        $    413,296       0.25%
UBS AG Registered (capital markets)                                                  47,994        $  3,211,230       1.97%
UBS AG Registered (capital markets) (e)                                              23,308        $  1,556,275       0.95%
                                                                                                   ------------      -----
TOTAL SWITZERLAND                                                                                  $ 17,559,454      10.77%
                                                                                                   ------------      -----

UNITED STATES
AFLAC, Inc. (insurance)                                                              21,790        $    863,756       0.53%
                                                                                                   ------------      -----
TOTAL UNITED STATES                                                                                $    863,756       0.53%
                                                                                                   ------------      -----
TOTAL COMMON STOCK                                                                                 $145,170,450      89.02%
                                                                                                   ------------      -----

INVESTMENT COMPANIES
UNITED STATES
iShares MSCI United Kingdom (capital markets) (f)(g)                                 66,400        $  1,047,128       0.64%
                                                                                                   ------------      -----
TOTAL INVESTMENT COMPANIES                                                                         $  1,047,128       0.64%
                                                                                                   ------------      -----

PREFERRED STOCK
GERMANY
Porsche AG(euro) 1.53 (automobiles) (k)                                               2,617        $  1,691,945       1.04%
                                                                                                   ------------      -----
TOTAL PREFERRED STOCK                                                                              $  1,691,945       1.04%
                                                                                                   ------------      -----

WARRANTS
IRELAND
Ryanair Holdings PLC Strike(euro) 0.000001 Expire 3/21/08 (airlines) (a)(b)(k)      681,000        $  3,759,197       2.30%
                                                                                                   ------------      -----
TOTAL WARRANTS                                                                                     $  3,759,197       2.30%
                                                                                                   ------------      -----

COMMERCIAL PAPER
UNITED STATES
UBS Finance (Delaware) LLC
  1.32% due 8/2/04 (diversified financial services)                                $285,000        $    284,979       0.17%

                                                SHARES / PRINCIPAL
                                                      AMOUNT        MARKET VALUE     % NET ASSETS
                                                                    ------------         ----
TOTAL COMMERCIAL PAPER                                              $    284,979         0.17%
                                                                    ------------         ----

INVESTMENT COMPANY
UNITED STATES
AIM Institutional Funds Group
  (capial markets) (h)                               $  710,724     $    710,724         0.44%
                                                                    ------------         ----
TOTAL INVESTMENT COMPANY                                            $    710,724         0.44%
                                                                    ------------         ----

MASTER NOTE
UNITED STATES
Banc of America Securities LLC
  1.4124%, due 8/2/04 (capital markets) (h)          $  477,000     $    477,000         0.29%
                                                                    ------------         ----
TOTAL MASTER NOTE                                                   $    477,000         0.29%
                                                                    ------------         ----

REPURCHASE AGREEMENTS
UNITED STATES
Countrywide Securities Corp.
    1.3824%, dated 7/31/04
    due 8/2/04
    Proceeds at Maturity
    $530,040 (thrifts & mortgage finance) (h)
    (Collateralized by Various Bonds
     with a Principal Amount of
     $553,874 and a
     Market Value of $540,600)                       $  530,000     $    530,000         0.32%
Credit Suisse First Boston LLC
    1.3624%, dated 7/31/04
    due 8/2/04
    Proceeds at Maturity
    $1,750,131 (capital markets) (h)
    (Collateralized by Various Bonds
     with a Principal Amount of
     $1,769,047 and a
     Market Value of $1,785,054)                     $1,750,000     $  1,750,000         1.07%
Lehman Brothers, Inc.
    1.3624%, dated 7/31/04
    due 8/2/04
    Proceeds at Maturity
    $1,200,090 (capital markets) (h)
    (Collateralized by Various Bonds
     with a Principal Amount of
     $1,531,869 and a
     Market Value of $1,259,600)                     $1,200,000     $  1,200,000         0.74%
Merrill Lynch Pierce Fenner &
    Smith, Inc.
    1.3924%, dated 7/31/04

    due 8/2/04
    Proceeds at Maturity
    $2,000,153 (capital markets) (h)
    (Collateralized by Various Bonds
     with a Principal Amount of
     $1,991,614 and a
     Market Value of $2,100,024)                     $2,000,000     $  2,000,000        1.23%
                                                                    ------------      ------
TOTAL REPURCHASE AGREEMENTS                                         $  5,480,000        3.36%
                                                                    ------------      ------

TOTAL INVESTMENTS                                                   ------------      ------
  (Cost $144,012,661) (i)                                           $ 158,621,423(j)    97.26%
                                                                    ------------      ------
Cash and Other Assets Less Liabilities                              $  4,507,993        2.74%
                                                                    ------------      ------
NET ASSETS                                                          $163,129,416      100.00%
                                                                    ============      ======

(a)   Non-income producing security.

(b)   May be sold to institutional investors only.

(c)   ADR-American Depositary Receipt.

(d)   GDR-Global Depositary Receipt.

(e)   Security primarily trades on the New York Stock Exchange.

(f) Exchange Traded Fund-represents a basket of securities that are traded on an exchange.

(g)   Represents a security, or a portion thereof, of which is out on loan.

(h) Represents a security, or portion thereof, purchased with cash collateral collateral received for securities on loan.

(i)   The cost for federal income tax purposes is $144,282,482.

(j) At July 31, 2004 net unrealized appreciation for securities was $14,338,941, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $17,271,317 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,932,376.

(k)   The following abbreviation is used in the following portfolio:
      E=Euro.

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                           SHARES / PRINCIPAL
                                               AMOUNT            MARKET VALUE   % NET ASSETS
MAINSTAY MAP FUND
COMMON STOCK
AEROSPACE & DEFENSE
Aviall, Inc. (a)                                   5,550         $   111,277        0.01%
Boeing Co. (The)                                  34,300         $ 1,740,725        0.19%
GenCorp, Inc.                                     20,100         $   237,381        0.03%
Honeywell International, Inc.                     81,500         $ 3,065,215        0.34%
Innovative Solutions & Support, Inc. (a)           2,400         $    53,448        0.01%
Lockheed Martin Corp.                            157,695         $ 8,356,258        0.92%
Northrop Grumman Corp.                           330,478         $17,383,141        1.92%
Orbital Sciences Corp. (a)                       114,800         $ 1,314,460        0.14%
Raytheon Co.                                     173,600         $ 5,824,280        0.64%
Teledyne Technologies, Inc. (a)                  108,550         $ 2,351,193        0.26%
United Industrial Corp.                            3,950         $    96,814        0.01%
                                                                 -----------        ----
TOTAL AEROSPACE & DEFENSE                                        $40,534,192        4.47%
                                                                 -----------        ----

AIR FREIGHT & LOGISTICS
Danielson Holding Corp. (a)                      139,807         $   845,833        0.09%
                                                                 -----------        ----
TOTAL AIR FREIGHT & LOGISTICS                                    $   845,833        0.09%
                                                                 -----------        ----

AIRLINES
AMR Corp. (a)                                    183,800         $ 1,549,434        0.17%
Southwest Airlines Co.                           165,700         $ 2,397,679        0.26%
                                                                 -----------        ----
TOTAL AIRLINES                                                   $ 3,947,113        0.43%
                                                                 -----------        ----

AUTO COMPONENTS
Goodyear Tire & Rubber Co. (The) (a)              95,650         $ 1,047,367        0.12%
                                                                 -----------        ----
TOTAL AUTO COMPONENTS                                            $ 1,047,367        0.12%
                                                                 -----------        ----

BEVERAGES
Coca-Cola Co. (The)                               27,100         $ 1,188,606        0.13%
PepsiCo, Inc.                                     25,041         $ 1,252,050        0.14%
                                                                 -----------        ----
TOTAL BEVERAGES                                                  $ 2,440,656        0.27%
                                                                 -----------        ----

                                         SHARES / PRINCIPAL
                                              AMOUNT           MARKET VALUE   % NET ASSETS
BIOTECHNOLOGY
Amylin Pharmaceuticals, Inc. (a)               119,252         $ 2,456,591        0.27%
Cell Therapeutics, Inc. (a)                     16,100         $    87,745        0.01%
Chiron Corp. (a)                                64,200         $ 2,942,286        0.32%
Enzo Biochem, Inc. (a)                          15,400         $   210,056        0.02%
Enzon Pharmaceuticals, Inc. (a)                 50,925         $   631,979        0.07%
Genentech, Inc. (a)                            258,700         $12,593,516        1.39%
Gen-Probe, Inc. (a)                             26,868         $ 1,005,401        0.11%
MedImmune, Inc. (a)                            440,527         $10,149,742        1.12%
XOMA Ltd. (a)                                   74,925         $   272,727        0.03%
                                                               -----------        ----
TOTAL BIOTECHNOLOGY                                            $30,350,043        3.34%
                                                               -----------        ----

CAPITAL MARKETS
Ameritrade Holding Corp. (a)                     9,200         $   102,028        0.01%
Bank of New York Co., Inc. (The)               282,600         $ 8,119,098        0.89%
Eaton Vance Corp.                              131,700         $ 4,996,698        0.55%
Janus Capital Group, Inc.                      364,100         $ 4,827,966        0.53%
Jefferies Group, Inc.                          114,900         $ 3,600,966        0.40%
Knight Trading Group, Inc. (a)                  18,900         $   160,839        0.02%
Mellon Financial Corp.                         228,100         $ 6,268,188        0.69%
Merrill Lynch & Co., Inc.                       87,100         $ 4,330,612        0.48%
National Financial Partners Corp.              125,900         $ 4,240,312        0.47%
Northern Trust Corp.                            28,955         $ 1,161,965        0.13%
State Street Corp.                              87,800         $ 3,758,718        0.41%
Waddell & Reed Financial, Inc. Class A          90,300         $ 1,753,626        0.19%
                                                               -----------        ----
TOTAL CAPITAL MARKETS                                          $43,321,016        4.77%
                                                               -----------        ----

CHEMICALS
Cambrex Corp.                                  129,256         $ 2,850,095        0.31%
E.I. du Pont de Nemours & Co.                  382,800         $16,410,636        1.81%
Eastman Chemical Co.                            13,250         $   592,010        0.07%
Great Lakes Chemical Corp.                     262,403         $ 6,292,424        0.69%
Lyondell Chemical Co.                          114,200         $ 2,076,156        0.23%
Monsanto Co.                                   365,007         $13,235,154        1.46%
Olin Corp.                                     330,400         $ 5,709,312        0.63%
                                                               -----------        ----
TOTAL CHEMICALS                                                $47,165,787        5.20%
                                                               -----------        ----

COMMERCIAL BANKS

                                         SHARES / PRINCIPAL
                                              AMOUNT           MARKET VALUE   % NET ASSETS
Popular, Inc.                                  399,656         $ 9,088,179       1.00%
Wachovia Corp.                                  65,000         $ 2,880,150       0.32%
                                                               -----------       ----
TOTAL COMMERCIAL BANKS                                         $11,968,329       1.32%
                                                               -----------       ----

COMMERCIAL SERVICES & SUPPLIES
Brink's Co. (The)                               20,800         $   672,880       0.07%
Cendant Corp.                                   72,800         $ 1,665,664       0.18%
Coinstar, Inc. (a)                              24,070         $   489,825       0.05%
DiamondCluster International, Inc. (a)           7,194         $    71,796       0.01%
ITT Educational Services, Inc. (a)             123,600         $ 3,936,660       0.43%
Korn/Ferry International (a)                    24,600         $   438,618       0.05%
MemberWorks, Inc. (a)                            5,800         $   154,918       0.02%
On Assignment, Inc. (a)                         17,800         $    89,178       0.01%
                                                               -----------       ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                           $ 7,519,539       0.82%
                                                               -----------       ----

COMMUNICATIONS EQUIPMENT
ADC Telecommunications, Inc. (a)               134,600         $   323,040       0.04%
CommScope, Inc. (a)                             41,059         $   845,815       0.09%
Endwave Corp. (a)                               32,288         $   339,670       0.04%
Enterasys Networks, Inc. (a)                    91,150         $   153,132       0.02%
Finisar Corp. (a)                              450,489         $   682,490       0.08%
Harris Corp.                                   241,750         $11,478,290       1.26%
McDATA Corp. Class A (a)                        64,900         $   334,235       0.04%
NMS Communications Corp. (a)                   167,936         $ 1,000,898       0.11%
Nokia Corp. (c)                                252,300         $ 2,931,726       0.32%
Nortel Networks Corp. (a)                        5,472         $    20,028       0.00%(b)
Polycom, Inc. (a)                               13,998         $   269,881       0.03%
REMEC, Inc. (a)                                  6,550         $    30,654       0.00%(b)
Riverstone Networks, Inc. (a)                   12,802         $    15,555       0.00%(b)
Stratex Networks, Inc. (a)                      90,196         $   223,686       0.02%
                                                               -----------       ----
TOTAL COMMUNICATIONS EQUIPMENT                                 $18,649,100       2.05%
                                                               -----------       ----

COMPUTERS & PERIPHERALS
ActivCard Corp. (a)                             52,567         $   348,519       0.04%
Advanced Digital Information Corp. (a)         156,600         $ 1,396,872       0.15%
Innovex, Inc. (a)                               31,000         $   113,150       0.01%
Pinnacle Systems, Inc. (a)                      40,100         $   158,395       0.02%
Sigma Designs, Inc. (a)                         34,225         $   213,906       0.02%
Sun Microsystems, Inc. (a)                     561,797         $ 2,219,098       0.24%

                                                 SHARES / PRINCIPAL
                                                     AMOUNT           MARKET VALUE  % NET ASSETS
                                                                      -----------     ----
TOTAL COMPUTERS & PERIPHERALS                                         $ 4,449,940     0.48%
                                                                      -----------     ----

CONSTRUCTION MATERIALS
Martin Marietta Materials, Inc.                           950         $    41,562     0.00%(b)
Vulcan Materials Co.                                   53,389         $ 2,542,383     0.28%
                                                                      -----------     ----
TOTAL CONSTRUCTION MATERIALS                                          $ 2,583,945     0.28%
                                                                      -----------     ----

CONSUMER FINANCE
American Express Co.                                  207,200         $10,411,800     1.15%
MBNA Corp.                                             27,400         $   676,506     0.07%
Providian Financial Corp. (a)                          51,500         $   712,760     0.08%
Rewards Network, Inc. (a)                              15,000         $   102,000     0.01%
                                                                      -----------     ----
TOTAL CONSUMER FINANCE                                                $11,903,066     1.31%
                                                                      -----------     ----

CONTAINERS & PACKAGING
Smurfit-Stone Container Corp. (a)                       8,050         $   149,810     0.02%
Temple-Inland, Inc.                                    98,450         $ 6,719,212     0.74%
                                                                      -----------     ----
TOTAL CONTAINERS & PACKAGING                                          $ 6,869,022     0.76%
                                                                      -----------     ----

DIVERSIFIED FINANCIAL SERVICES
Assured Guaranty Ltd. (a)                             266,400         $ 4,595,400     0.51%
CIT Group, Inc.                                        33,300         $ 1,157,508     0.13%
Instinet Group, Inc. (a)                              122,123         $   545,890     0.06%
JPMorgan Chase & Co.                                  178,780         $ 6,673,857     0.74%
Principal Financial Group, Inc.                       261,500         $ 8,888,385     0.98%
                                                                      -----------     ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                  $21,861,040     2.42%
                                                                      -----------     ----

DIVERSIFIED TELECOMMUNICATION SERVICES
CenturyTel, Inc.                                       36,500         $ 1,131,135     0.12%
Cincinnati Bell, Inc. (a)                             236,350         $   954,854     0.11%
Global Crossing Ltd. (a)                               86,701         $ 1,629,979     0.18%
SBC Communications, Inc.                              223,000         $ 5,650,820     0.62%
Sprint Corp. (FON Group)                               92,508         $ 1,728,049     0.19%
                                                                      -----------     ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          $11,094,837     1.22%
                                                                      -----------     ----

ELECTRIC UTILITIES
American Electric Power Co., Inc.                      60,000         $ 1,866,600     0.21%
Black Hills Corp.                                      14,150         $   390,823     0.04%
DTE Energy Co.                                         52,300         $ 2,100,891     0.23%
Duquesne Light Holdings, Inc.                          33,700         $   639,289     0.07%
Pinnacle West Capital Corp.                           125,800         $ 5,094,900     0.56%

                                           SHARES / PRINCIPAL
                                                AMOUNT           MARKET VALUE   % NET ASSETS
                                                                 -----------      ----
TOTAL ELECTRIC UTILITIES                                         $10,092,503      1.11%
                                                                 -----------      ----

ELECTRICAL EQUIPMENT
Acuity Brands, Inc.                                1,000         $    23,850      0.00%(b)
                                                                 -----------      ----
TOTAL ELECTRICAL EQUIPMENT                                       $    23,850      0.00%(b)
                                                                 -----------      ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilent Technologies, Inc. (a)                   134,700         $ 3,207,207      0.35%
Frequency Electronics, Inc.                        4,000         $    46,680      0.01%
Giga-tronics, Inc. (a)                            30,959         $    48,884      0.01%
Itron, Inc. (a)                                    8,346         $   159,325      0.02%
Sanmina-SCI Corp. (a)                            201,865         $ 1,481,689      0.16%
Solectron Corp. (a)                              298,700         $ 1,642,850      0.18%
Symbol Technologies, Inc.                        897,900         $11,753,511      1.29%
                                                                 -----------      ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                         $18,340,146      2.02%
                                                                 -----------      ----

ENERGY EQUIPMENT & SERVICES
Baker Hughes, Inc.                                68,100         $ 2,744,430      0.30%
Cooper Cameron Corp. (a)                         148,500         $ 7,586,865      0.84%
GlobalSantaFe Corp.                                9,900         $   271,260      0.03%
Horizon Offshore, Inc. (a)                           900         $       711      0.00%(b)
Key Energy Services, Inc. (a)                    101,400         $ 1,022,112      0.11%
National-Oilwell, Inc. (a)                       146,800         $ 4,910,460      0.54%
Newpark Resources, Inc. (a)                      159,750         $   974,475      0.11%
Rowan Cos., Inc. (a)                             386,000         $ 9,426,120      1.04%
Schlumberger Ltd.                                161,625         $10,395,720      1.15%
Tidewater, Inc.                                   54,800         $ 1,663,180      0.18%
Weatherford International Ltd. (a)                90,249         $ 4,221,848      0.47%
                                                                 -----------      ----
TOTAL ENERGY EQUIPMENT & SERVICES                                $43,217,181      4.77%
                                                                 -----------      ----

FOOD & STAPLES RETAILING
Costco Wholesale Corp.                            16,250         $   660,725      0.07%
CVS Corp.                                         53,538         $ 2,241,636      0.25%
Kroger Co. (The) (a)                             379,700         $ 5,999,260      0.66%
Longs Drug Stores Corp.                           21,300         $   447,300      0.05%
Pathmark Stores, Inc. (a)                         76,050         $   542,997      0.06%
Rite Aid Corp. (a)                               148,250         $   727,908      0.08%
                                                                 -----------      ----
TOTAL FOOD & STAPLES RETAILING                                   $10,619,826      1.17%
                                                                 -----------      ----

FOOD PRODUCTS

                                          SHARES / PRINCIPAL
                                               AMOUNT           MARKET VALUE    % NET ASSETS
Archer-Daniels-Midland Co.                      233,340         $ 3,600,436        0.40%
Bunge Ltd.                                       27,300         $ 1,095,549        0.12%
Hormel Foods Corp.                                4,400         $   130,592        0.01%
                                                                -----------        ----
TOTAL FOOD PRODUCTS                                             $ 4,826,577        0.53%
                                                                -----------        ----

GAS UTILITIES
Kinder Morgan, Inc.                              59,150         $ 3,549,591        0.39%
Peoples Energy Corp.                             55,000         $ 2,145,000        0.24%
Sempra Energy                                    64,650         $ 2,311,238        0.25%
                                                                -----------        ----
TOTAL GAS UTILITIES                                             $ 8,005,829        0.88%
                                                                -----------        ----

HEALTH CARE EQUIPMENT & SUPPLIES
ArthroCare Corp. (a)                             19,910         $   530,203        0.06%
Baxter International, Inc.                       30,000         $   902,100        0.10%
Regeneration Technologies, Inc. (a)               8,596         $    83,553        0.01%
                                                                -----------        ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                          $ 1,515,856        0.17%
                                                                -----------        ----

HEALTH CARE PROVIDERS & SERVICES
Aetna, Inc.                                      77,200         $ 6,623,760        0.73%
Andrx Group (a)                                  34,700         $   900,118        0.10%
Cerner Corp. (a)                                126,442         $ 5,689,890        0.63%
CIGNA Corp.                                      77,200         $ 4,787,172        0.53%
Humana, Inc. (a)                                 29,200         $   528,812        0.06%
IMS Health, Inc.                                 11,215         $   271,849        0.03%
Medco Health Solutions, Inc. (a)                197,500         $ 5,984,250        0.66%
Per-Se Technologies, Inc. (a)                    26,581         $   373,463        0.04%
SunLink Health Systems, Inc. (a)                 35,000         $   189,350        0.02%
Tenet Healthcare Corp. (a)                      348,000         $ 3,890,640        0.43%
Universal Health Services, Inc. Class B           3,000         $   136,530        0.02%
WebMD Corp. (a)                                 368,554         $ 3,000,029        0.33%
                                                                -----------        ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                          $32,375,863        3.58%
                                                                -----------        ----

HOTELS, RESTAURANTS & LEISURE
Brinker International, Inc. (a)                 141,000         $ 5,049,210        0.56%
Hilton Hotels Corp.                             127,900         $ 2,280,457        0.25%
McDonald's Corp.                                139,000         $ 3,822,500        0.42%
                                                                -----------        ----
TOTAL HOTELS, RESTAURANTS & LEISURE                             $11,152,167        1.23%
                                                                -----------        ----

HOUSEHOLD DURABLES
Maytag Corp.                                     26,500         $   543,250        0.06%

                                                SHARES / PRINCIPAL
                                                      AMOUNT          MARKET VALUE   % NET ASSETS
Newell Rubbermaid, Inc.                                 9,500         $   205,200       0.02%
                                                                      -----------       ----
TOTAL HOUSEHOLD DURABLES                                              $   748,450       0.08%
                                                                      -----------       ----

HOUSEHOLD PRODUCTS
Kimberly-Clark Corp.                                   68,700         $ 4,401,609       0.48%
                                                                      -----------       ----
TOTAL HOUSEHOLD PRODUCTS                                              $ 4,401,609       0.48%
                                                                      -----------       ----

INDUSTRIAL CONGLOMERATES
3M Co.                                                 16,390         $ 1,349,879       0.15%
Tyco International Ltd.                               794,058         $24,615,798       2.71%
Walter Industries, Inc.                                53,150         $   741,442       0.08%
                                                                      -----------       ----
TOTAL INDUSTRIAL CONGLOMERATES                                        $26,707,119       2.94%
                                                                      -----------       ----

INSURANCE
ACE, Ltd.                                             139,600         $ 5,666,364       0.62%
American International Group, Inc.                     85,000         $ 6,005,250       0.66%
Axis Capital Holdings, Ltd.                           164,600         $ 4,230,220       0.47%
Conseco, Inc. (a)                                     241,700         $ 4,345,766       0.48%
Genworth Financial, Inc. (a)                          135,100         $ 3,072,174       0.34%
Hartford Financial Services Group, Inc. (The)          72,000         $ 4,687,200       0.52%
MetLife, Inc.                                         600,400         $21,416,269       2.36%
Ohio Casualty Corp. (a)                               104,248         $ 1,949,438       0.21%
St. Paul Travelers Cos., Inc. (The)                   257,622         $ 9,550,047       1.05%
W. R. Berkley Corp.                                    73,400         $ 3,004,996       0.33%
XL Capital Ltd. Class A                                99,442         $ 7,028,560       0.77%
                                                                      -----------       ----
TOTAL INSURANCE                                                       $70,956,284       7.81%
                                                                      -----------       ----

INTERNET & CATALOG RETAIL
Priceline.com, Inc. (a)                               118,672         $ 2,810,153       0.31%
Stamps.com, Inc. (a)                                   41,474         $   434,648       0.05%
                                                                      -----------       ----
TOTAL INTERNET & CATALOG RETAIL                                       $ 3,244,801       0.36%
                                                                      -----------       ----

INTERNET SOFTWARE & SERVICES
Internet Capital Group, Inc. (a)                        3,225         $    16,931       0.00%(b)
S1 Corp. (a)                                          290,800         $ 2,404,916       0.26%
Vignette Corp. (a)                                    242,100         $   346,203       0.04%
Yahoo!, Inc. (a)                                      215,754         $ 6,645,224       0.73%
                                                                      -----------       ----
TOTAL INTERNET SOFTWARE & SERVICES                                    $ 9,413,274       1.03%
                                                                      -----------       ----

IT SERVICES

                                                       SHARES / PRINCIPAL
                                                             AMOUNT          MARKET VALUE   % NET ASSETS
BISYS Group, Inc. (The) (a)                                   20,200         $   275,730       0.03%
CheckFree Corp. (a)                                            9,300         $   279,372       0.03%
Computer Sciences Corp. (a)                                    7,100         $   335,475       0.04%
eFunds Corp. (a)                                             150,944         $ 2,469,444       0.27%
Electronic Data Systems Corp.                                 38,000         $   702,240       0.08%
First Data Corp.                                               2,226         $    99,302       0.01%
Liberate Technologies, Inc. (a)                              112,900         $   273,782       0.03%
Titan Corp. (The) (a)                                         21,200         $   253,764       0.03%
                                                                             -----------       ----
TOTAL IT SERVICES                                                            $ 4,689,109       0.52%
                                                                             -----------       ----

LEISURE EQUIPMENT & PRODUCTS
Mattel, Inc.                                                  60,100         $ 1,052,952       0.12%
                                                                             -----------       ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                           $ 1,052,952       0.12%
                                                                             -----------       ----

MACHINERY
Navistar International Corp. (a)                             133,400         $ 4,795,730       0.53%
                                                                             -----------       ----
TOTAL MACHINERY                                                              $ 4,795,730       0.53%
                                                                             -----------       ----

MEDIA
Cablevision Systems Corp. New York Group Class A (a)         152,000         $ 2,655,440       0.29%
Comcast Corp. Class A (a)                                     51,000         $ 1,397,400       0.15%
DIRECTV Group, Inc. (The) (a)                                578,600         $ 9,379,106       1.03%
Entercom Communications Corp. (a)                             45,600         $ 1,753,320       0.19%
Gemstar - TV Guide International, Inc. (a)                   193,029         $   895,654       0.10%
Interpublic Group of Cos., Inc. (The) (a)                    499,300         $ 6,386,047       0.70%
Liberty Media Corp. (a)                                      641,300         $ 5,438,224       0.60%
Liberty Media International, Inc. Class A (a)                 32,065         $   999,787       0.11%
Meredith Corp.                                                   700         $    37,016       0.00%(b)
PRIMEDIA, Inc. (a)                                           122,378         $   293,706       0.03%
Radio One, Inc. Class D (a)                                  300,100         $ 4,564,521       0.50%
Viacom, Inc. Class B                                         271,500         $ 9,119,685       1.00%
Westwood One, Inc. (a)                                       295,500         $ 7,032,900       0.77%
                                                                             -----------       ----
TOTAL MEDIA                                                                  $49,952,806       5.47%
                                                                             -----------       ----

METALS & MINING
Alcoa, Inc.                                                  172,700         $ 5,531,581       0.61%
Aluminum Corp. of China Ltd. (c)                              81,700         $ 4,264,740       0.47%
Arch Coal, Inc.                                              100,621         $ 3,397,971       0.37%
Companhia Vale do Rio Doce (c)                               100,700         $ 5,427,730       0.60%
CONSOL Energy, Inc.                                          178,500         $ 6,397,440       0.70%

                                            SHARES / PRINCIPAL
                                                  AMOUNT         MARKET VALUE   % NET ASSETS
Harmony Gold Mining Co., Ltd. (c)                   593,200      $ 6,501,472       0.72%
Massey Energy Co.                                    20,450      $   565,443       0.06%
                                                                 -----------       ----
TOTAL METALS & MINING                                            $32,086,377       3.53%
                                                                 -----------       ----

MULTILINE RETAIL
Big Lots, Inc. (a)                                   97,400      $ 1,192,176       0.13%
May Department Stores Co. (The)                      26,950      $   714,983       0.08%
                                                                 -----------       ----
TOTAL MULTILINE RETAIL                                           $ 1,907,159       0.21%
                                                                 -----------       ----

MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The) (a)                                 174,357      $ 1,682,545       0.19%
Duke Energy Corp.                                 1,047,600      $22,523,400       2.48%
Dynegy, Inc. Class A (a)                             58,500      $   245,700       0.03%
Westar Energy, Inc.                                 129,000      $ 2,601,930       0.29%
Williams Cos., Inc. (The)                            68,500      $   832,275       0.09%
                                                                 -----------       ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                        $27,885,850       3.08%
                                                                 -----------       ----

OFFICE ELECTRONICS
Xerox Corp. (a)                                      34,200      $   474,012       0.05%
                                                                 -----------       ----
TOTAL OFFICE ELECTRONICS                                         $   474,012       0.05%
                                                                 -----------       ----

OIL & GAS
Amerada Hess Corp.                                   20,000      $ 1,667,000       0.18%
Anadarko Petroleum Corp.                            106,300      $ 6,355,677       0.70%
Chesapeake Energy Corp.                              99,400      $ 1,525,790       0.17%
ConocoPhillips                                       19,339      $ 1,523,335       0.17%
Devon Energy Corp.                                  134,871      $ 9,372,185       1.03%
Kerr-McGee Corp.                                     27,700      $ 1,454,250       0.16%
Marathon Oil Corp.                                   53,500      $ 2,015,345       0.22%
Murphy Oil Corp.                                     22,400      $ 1,732,416       0.19%
Noble Energy, Inc.                                   52,200      $ 2,887,182       0.32%
Pogo Producing Co.                                    5,400      $   239,652       0.03%
Unocal Corp.                                        239,600      $ 9,286,896       1.02%
                                                                 -----------       ----
TOTAL OIL & GAS                                                  $38,059,728       4.19%
                                                                 -----------       ----

PAPER & FOREST PRODUCTS
Boise Cascade Corp.                                 211,404      $ 6,817,779       0.75%
International Paper Co.                              95,100      $ 4,111,173       0.45%
MeadWestvaco Corp.                                  329,949      $ 9,852,277       1.09%

                                                 SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE   % NET ASSETS
Weyerhaeuser Co.                                        38,600         $ 2,393,200       0.26%
                                                                       -----------       ----
TOTAL PAPER & FOREST PRODUCTS                                          $23,174,429       2.55%
                                                                       -----------       ----

PHARMACEUTICALS
Alpharma, Inc.                                         152,200         $ 2,502,168       0.28%
IVAX Corp. (a)                                         284,300         $ 6,780,555       0.75%
Merck & Co., Inc.                                      149,200         $ 6,766,220       0.75%
Mylan Laboratories, Inc.                               105,000         $ 1,556,100       0.17%
Pfizer, Inc.                                           242,278         $ 7,743,205       0.85%
                                                                       -----------       ----
TOTAL PHARMACEUTICALS                                                  $25,348,248       2.80%
                                                                       -----------       ----

REAL ESTATE
Boykin Lodging Co. (a)                                 103,200         $   868,944       0.10%
Crescent Real Estate Equity Co.                          4,200         $    65,982       0.01%
Health Care Property Investors, Inc.                    82,546         $ 2,060,348       0.23%
St. Joe Co. (The)                                       74,000         $ 3,183,480       0.35%
United Dominion Realty Trust, Inc.                      73,270         $ 1,420,705       0.16%
                                                                       -----------       ----
TOTAL REAL ESTATE                                                      $ 7,599,459       0.85%
                                                                       -----------       ----

ROAD & RAIL
Celadon Group, Inc. (a)                                 71,326         $ 1,249,631       0.14%
CSX Corp.                                              140,700         $ 4,403,910       0.49%
Norfolk Southern Corp.                                  46,550         $ 1,242,419       0.14%
Swift Transportation Co., Inc. (a)                     104,432         $ 2,086,029       0.23%
Werner Enterprises, Inc.                                41,595         $   828,988       0.09%
                                                                       -----------       ----
TOTAL ROAD & RAIL                                                      $ 9,810,977       1.09%
                                                                       -----------       ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Agere Systems, Inc. (a)                                970,000         $ 1,096,100       0.12%
Applied Micro Circuits Corp. (a)                       317,050         $ 1,141,380       0.13%
ON Semiconductor Corp. (a)                              49,489         $   197,956       0.02%
PMC-Sierra, Inc. (a)                                     4,100         $    48,708       0.01%
Three-Five Systems, Inc. (a)                            91,500         $   322,080       0.04%
Vitesse Semiconductor Corp. (a)                        532,552         $ 1,491,146       0.16%
                                                                       -----------       ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                         $ 4,297,370       0.48%
                                                                       -----------       ----

SOFTWARE
Ascential Software Corp. (a)                            35,033         $   430,206       0.05%
Compuware Corp. (a)                                    234,450         $ 1,158,183       0.13%
McAfee, Inc. (a)                                       551,350         $ 9,913,273       1.09%
Microsoft Corp.                                        369,500         $10,515,970       1.16%

                                               SHARES / PRINCIPAL
                                                    AMOUNT         MARKET VALUE    % NET ASSETS
MSC.Software Corp. (a)                                 62,300      $    459,151       0.05%
NetIQ Corp. (a)                                       131,016      $  1,248,582       0.14%
Novell, Inc. (a)                                      183,046      $  1,252,035       0.14%
PeopleSoft, Inc. (a)                                  359,900      $  6,485,398       0.71%
TIBCO Software, Inc. (a)                              626,400      $  4,428,648       0.49%
Visual Networks, Inc. (a)                              29,883      $     75,007       0.01%
WatchGuard Technologies, Inc. (a)                       3,250      $     17,128       0.00%(b)
                                                                   ------------     ------
TOTAL SOFTWARE                                                     $ 35,983,581       3.97%
                                                                   ------------     ------

SPECIALTY RETAIL
Circuit City Stores, Inc.                              17,400      $    245,340       0.03%
Limited Brands                                        220,200      $  4,500,888       0.50%
Linens 'n Things, Inc. (a)                            211,400      $  5,627,468       0.62%
RadioShack Corp.                                       61,550      $  1,720,322       0.19%
Restoration Hardware, Inc. (a)                         56,974      $    372,610       0.04%
Weight Watchers International, Inc. (a)               107,400      $  4,160,676       0.46%
                                                                   ------------     ------
TOTAL SPECIALTY RETAIL                                             $ 16,627,304       1.84%
                                                                   ------------     ------

TEXTILES, APPAREL & LUXURY GOODS
Polo Ralph Lauren Corp.                               180,210      $  5,939,722       0.65%
                                                                   ------------     ------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                             $  5,939,722       0.65%
                                                                   ------------     ------

WIRELESS TELECOMMUNICATION SERVICES
AT&T Wireless Services, Inc. (a)                      120,954      $  1,746,575       0.19%
                                                                   ------------     ------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                          $  1,746,575       0.19%
                                                                   ------------     ------
TOTAL COMMON STOCK                                                 $813,623,548      89.63%
                                                                   ------------     ------

CONVERTIBLE BOND
DIVERSIFIED TELECOMMUNICATION SERVICES
NMS Communications Corp.                           $  916,000      $    911,420       0.10%
  5.00%, due 10/15/05
                                                                   ------------     ------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                       $    911,420       0.10%
                                                                   ------------     ------

INTERNET SOFTWARE & SERVICES
Akamai Tecchnologies, Inc.                         $4,650,000      $  4,719,750       0.52%
  5.50%, due 7/1/07
                                                                   ------------     ------
TOTAL INTERNET SOFTWARE & SERVICES                                 $  4,719,750       0.52%
                                                                   ------------     ------

                                        SHARES / PRINCIPAL
                                             AMOUNT           MARKET VALUE  % NET ASSETS
                                                              -----------     ----
TOTAL CONVERTIBLE BOND                                        $ 5,631,170     0.62%
                                                              -----------     ----

CORPORATE BONDS
FOOD & STAPLES RETAILING
Rite Aid Corp.                                $3,000,000      $ 3,067,500     0.34%
  7.625%, due 4/15/05
                                                              -----------     ----
TOTAL FOOD & STAPLES RETAILING                                $ 3,067,500     0.34%
                                                              -----------     ----

MARINE
American Commercial Lines LLC                 $5,511,870      $ 3,024,639     0.33%
  11.25%, due 1/1/08 (d)
                                                              -----------     ----
TOTAL MARINE                                                  $ 3,024,639     0.33%
                                                              -----------     ----
TOTAL CORPORATE BONDS                                         $ 6,092,139     0.67%
                                                              -----------     ----

RIGHTS
MEDIA
Liberty Media International, Inc. (a)              6,413      $    38,542     0.00%(b)
                                                              -----------     ----
TOTAL RIGHTS                                                  $    38,542     0.00%(b)
                                                              -----------     ----

TIME DEPOSITS
Cayman Bank of New York                       $50,361,00      $50,361,000     5.55%
  0.813%, due 8/2/04
                                                              -----------     ----
TOTAL TIME DEPOSITS                                           $50,361,000     5.55%
                                                              -----------     ----

COMMERCIAL PAPER
American Express Credit Corp.                 $20,000,00      $20,000,000     2.20%
  1.24% due 8/2/04
General Electric Capital Corp.                $15,628,00      $15,628,000     1.72%
  1.23% due 8/2/04
                                                              -----------     ----
TOTAL COMMERCIAL PAPER                                        $35,628,000     3.92%
                                                              -----------     ----

                                                 SHARES / PRINCIPAL
                                                      AMOUNT           MARKET VALUE     % NET ASSETS
TOTAL INVESTMENTS
                                                                     --------------         ------
(Cost $819,636,410) (e)                                               $ 911,374,399(f)      100.39%
                                                                     --------------         ------

Liabilities in Excess of Cash and Other Assets                       ($   3,720,695)         -0.39%
                                                                     --------------         ------
NET ASSETS                                                            $ 907,653,704         100.00%
                                                                     ==============         ======


(a)   Non-income producing security.

(b)   Less than one-hundredth of a percent.

(c)   ADR- American Depositary Receipt.

(d)   Issuer in bankruptcy.

(e)   The cost for federal income tax purposes is $822,675,748.

(f) At July 31, 2004, net unrealized appreciation was $88,698,651 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $129,611,552 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $40,912,901.

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                         SHARES / PRINCIPAL
                                               AMOUNT        MARKET VALUE  % NET ASSETS
MAINSTAY MID CAP GROWTH FUND
COMMON STOCK
AEROSPACE & DEFENSE
Alliant Techsystems, Inc. (a)                  16,350         $1,029,396       1.31%
L-3 Communications Holdings, Inc.              17,500         $1,070,125       1.36%
United Defense Industries, Inc. (a)            22,800         $  790,020       1.00%
                                                              ----------       ----
TOTAL AEROSPACE & DEFENSE                                     $2,889,541       3.67%
                                                              ----------       ----

AUTOMOBILES
Winnebago Industries, Inc.                     44,100         $1,625,085       2.06%
                                                              ----------       ----
TOTAL AUTOMOBILES                                             $1,625,085       2.06%
                                                              ----------       ----

BIOTECHNOLOGY
Gilead Sciences, Inc. (a)                      14,400         $  930,816       1.18%
Mannkind Corp. (a)                             25,600         $  362,240       0.46%
                                                              ----------       ----
TOTAL BIOTECHNOLOGY                                           $1,293,056       1.64%
                                                              ----------       ----

BUILDING PRODUCTS
Lennox International, Inc.                     25,000         $  440,500       0.56%
                                                              ----------       ----
TOTAL BUILDING PRODUCTS                                       $  440,500       0.56%
                                                              ----------       ----

CAPITAL MARKETS
Affiliated Managers Group, Inc. (a)            21,800         $1,000,837       1.27%
E*TRADE Financial Corp. (a)                    95,300         $1,054,971       1.34%
                                                              ----------       ----
TOTAL CAPITAL MARKETS                                         $2,055,808       2.61%
                                                              ----------       ----

COMMERCIAL BANKS
UCBH Holdings, Inc.                            25,400         $  992,886       1.26%
Westcorp                                       28,100         $1,168,398       1.48%
                                                              ----------       ----
TOTAL COMMERCIAL BANKS                                        $2,161,284       2.74%
                                                              ----------       ----

COMMERCIAL SERVICES & SUPPLIES
Universal Technical Institute, Inc. (a)        17,800         $  582,060       0.74%
                                                              ----------       ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                          $  582,060       0.74%
                                                              ----------       ----

                                           SHARES / PRINCIPAL
                                                 AMOUNT        MARKET VALUE  % NET ASSETS
COMMUNICATIONS EQUIPMENT
Avocent Corp. (a)                                12,400         $  371,256      0.47%
InterDigital Communications Corp. (a)            25,900         $  498,316      0.63%
QLogic Corp. (a)                                 16,900         $  413,205      0.52%
                                                                ----------      ----
TOTAL COMMUNICATIONS EQUIPMENT                                  $1,282,777      1.62%
                                                                ----------      ----

COMPUTERS & PERIPHERALS
Storage Technology Corp. (a)                     20,000         $  499,000      0.63%
                                                                ----------      ----
TOTAL COMPUTERS & PERIPHERALS                                   $  499,000      0.63%
                                                                ----------      ----

CONSTRUCTION & ENGINEERING
Fluor Corp.                                      23,700         $1,079,535      1.37%
                                                                ----------      ----
TOTAL CONSTRUCTION & ENGINEERING                                $1,079,535      1.37%
                                                                ----------      ----

CONSTRUCTION MATERIALS
Eagle Materials, Inc.                            20,829         $1,374,297      1.74%
Eagle Materials, Inc. Class B                     1,045         $   67,925      0.09%
                                                                ----------      ----
TOTAL CONSTRUCTION MATERIALS                                    $1,442,222      1.83%
                                                                ----------      ----

CONSUMER FINANCE
Capital One Financial Corp.                      16,800         $1,164,576      1.48%
Collegiate Funding Services (a)                   8,300         $  116,449      0.15%
Providian Financial Corp. (a)                    65,500         $  906,520      1.15%
                                                                ----------      ----
TOTAL CONSUMER FINANCE                                          $2,187,545      2.78%
                                                                ----------      ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Amphenol Corp. Class A (a)                       10,100         $  317,443      0.40%
CDW Corp.                                        10,000         $  643,000      0.82%
Garmin Ltd. (b)                                  29,100         $1,091,250      1.38%
                                                                ----------      ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                        $2,051,693      2.60%
                                                                ----------      ----

ENERGY EQUIPMENT & SERVICES
National-Oilwell, Inc. (a)                       32,500         $1,087,125      1.38%
                                                                ----------      ----
TOTAL ENERGY EQUIPMENT & SERVICES                               $1,087,125      1.38%
                                                                ----------      ----

HEALTH CARE EQUIPMENT & SUPPLIES
Cooper Cos., Inc.                                22,600         $1,343,570      1.70%
Cytyc Corp. (a)                                  57,100         $1,380,107      1.75%
Fisher Scientific International, Inc. (a)        20,100         $1,169,820      1.48%
St. Jude Medical, Inc. (a)                       15,100         $1,028,763      1.31%

                                                SHARES / PRINCIPAL
                                                      AMOUNT        MARKET VALUE  % NET ASSETS
Varian Medical Systems, Inc. (a)                      15,900        $ 1,097,259      1.39%
                                                                    -----------     -----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              $ 6,019,519      7.63%
                                                                    -----------     -----

HEALTH CARE PROVIDERS & SERVICES
Caremark Rx, Inc. (a)                                 30,000        $   915,000      1.16%
Coventry Health Care, Inc. (a)                        35,400        $ 1,809,293      2.30%
First Health Group Corp. (a)                          36,200        $   507,524      0.64%
Henry Schein, Inc. (a)                                14,700        $   986,370      1.25%
PacifiCare Health Systems, Inc. (a)                   39,200        $ 1,198,344      1.52%
Patterson Cos, Inc. (a)                               10,600        $   778,252      0.99%
Pharmaceutical Product Development, Inc. (a)          24,800        $   869,488      1.10%
Quest Diagnostics, Inc.                               12,900        $ 1,058,832      1.34%
UnitedHealth Group, Inc.                              16,592        $ 1,043,622      1.32%
                                                                    -----------     -----
TOTAL HEALTH CARE PROVIDERS & SERVICES                              $ 9,166,725     11.62%
                                                                    -----------     -----

HOTELS, RESTAURANTS & LEISURE
Boyd Gaming Corp.                                     39,500        $ 1,038,455      1.32%
Penn National Gaming, Inc. (a)                        23,500        $   846,000      1.07%
                                                                    -----------     -----
TOTAL HOTELS, RESTAURANTS & LEISURE                                 $ 1,884,455      2.39%
                                                                    -----------     -----

HOUSEHOLD DURABLES
Centex Corp.                                          21,800        $   924,756      1.17%
D.R. Horton, Inc.                                     59,000        $ 1,630,170      2.07%
Harman International Industries, Inc.                 13,900        $ 1,191,647      1.51%
Hovnanian Enterprises, Inc. Class A (a)               26,900        $   834,707      1.06%
KB HOME                                               18,200        $ 1,165,710      1.48%
Lennar Corp.                                          27,800        $ 1,186,504      1.51%
Lennar Corp. B Shares                                  3,300        $   130,978      0.17%
M.D.C. Holdings, Inc.                                 19,160        $ 1,286,596      1.63%
Mohawk Industries, Inc. (a)                           17,800        $ 1,309,012      1.66%
Ryland Group, Inc. (The)                              11,700        $   905,814      1.15%
Stanley Works (The)                                   19,000        $   805,600      1.02%
Toro Co. (The)                                        18,700        $ 1,224,850      1.55%
                                                                    -----------     -----
TOTAL HOUSEHOLD DURABLES                                            $12,596,344     15.98%
                                                                    -----------     -----

IT SERVICES
Acxiom Corp.                                          28,400        $   624,800      0.79%
Affiliated Computer Services, Inc. Class A (a)        10,500        $   544,950      0.69%
                                                                    -----------     -----
TOTAL IT SERVICES                                                   $ 1,169,750      1.48%
                                                                    -----------     -----

                                                SHARES / PRINCIPAL
                                                       AMOUNT       MARKET VALUE  % NET ASSETS
LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.                                        8,900         $  347,367      0.44%
                                                                     ----------      ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                   $  347,367      0.44%
                                                                     ----------      ----

MACHINERY
Oshkosh Truck Corp.                                   19,900         $1,054,103      1.34%
SPX Corp.                                             18,800         $  769,860      0.98%
Terex Corp. (a)                                       20,100         $  782,091      0.99%
                                                                     ----------      ----
TOTAL MACHINERY                                                      $2,606,054      3.31%
                                                                     ----------      ----

METALS & MINING
Arch Coal, Inc.                                       30,200         $1,019,854      1.29%
Peabody Energy Corp.                                  21,900         $1,230,342      1.56%
                                                                     ----------      ----
TOTAL METALS & MINING                                                $2,250,196      2.85%
                                                                     ----------      ----

OIL & GAS
Chesapeake Energy Corp.                               46,000         $  706,100      0.90%
Newfield Exploration Co. (a)                          10,000         $  590,700      0.75%
                                                                     ----------      ----
TOTAL OIL & GAS                                                      $1,296,800      1.65%
                                                                     ----------      ----

PHARMACEUTICALS
American Pharmaceutical Partners, Inc. (a)(b)         13,500         $  400,950      0.51%
Barr Pharmaceuticals, Inc. (a)                         2,000         $   68,700      0.09%
Endo Pharmaceuticals Holdings, Inc. (a)               34,400         $  660,480      0.84%
Eon Labs, Inc. (a)                                    37,100         $1,080,352      1.37%
                                                                     ----------      ----
TOTAL PHARMACEUTICALS                                                $2,210,482      2.81%
                                                                     ----------      ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Altera Corp. (a)                                      16,400         $  341,448      0.43%
Integrated Circuit Systems, Inc. (a)                  18,900         $  452,088      0.57%
Novellus Systems, Inc. (a)                            15,100         $  407,700      0.52%
NVIDIA Corp. (a)                                      20,000         $  308,000      0.39%
Semtech Corp. (a)                                     15,900         $  315,615      0.40%
Silicon Laboratories, Inc. (a)                        11,200         $  395,248      0.50%
                                                                     ----------      ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                       $2,220,099      2.81%
                                                                     ----------      ----

SOFTWARE
Activision, Inc. (a)                                  40,275         $  590,027      0.75%
Amdocs Ltd. (a)                                       16,400         $  355,880      0.45%
Autodesk, Inc.                                        16,300         $  655,260      0.83%

                                                SHARES / PRINCIPAL
                                                      AMOUNT        MARKET VALUE     % NET ASSETS
FactSet Research Systems, Inc.                        14,600        $    629,990         0.80%
Symantec Corp. (a)                                    13,300        $    621,908         0.79%
Synopsys, Inc. (a)                                    13,800        $    349,002         0.44%
                                                                    ------------        -----
TOTAL SOFTWARE                                                      $  3,202,067         4.06%
                                                                    ------------        -----

SPECIALTY RETAIL
Chico's FAS, Inc. (a)                                 28,800        $  1,205,856         1.53%
Claire's Stores, Inc.                                 52,700        $  1,214,735         1.54%
Michaels Stores, Inc.                                 20,800        $  1,123,824         1.43%
                                                                    ------------        -----
TOTAL SPECIALTY RETAIL                                              $  3,544,415         4.50%
                                                                    ------------        -----

TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc. (a)                                       32,700        $  1,399,233         1.78%
Columbia Sportwear Co. (a)                            17,100        $    936,225         1.19%
Warnaco Group, Inc. (The) (a)                         44,000        $    831,600         1.06%
                                                                    ------------        -----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                              $  3,167,058         4.03%
                                                                    ------------        -----

THRIFTS & MORTGAGE FINANCE
Doral Financial Corp.                                 27,850        $  1,093,113         1.39%
IndyMac Bancorp, Inc.                                 44,800        $  1,488,256         1.89%
New Century Financial Corp.                           33,700        $  1,585,585         2.01%
New York Community Bancorp, Inc.                      54,833        $  1,054,986         1.34%
PMI Group, Inc. (The)                                 21,500        $    886,445         1.12%
                                                                    ------------        -----
TOTAL THRIFTS & MORTGAGE FINANCE                                    $  6,108,385         7.75%
                                                                    ------------        -----
TOTAL COMMON STOCK                                                  $ 78,466,947        99.54%
                                                                    ------------        -----

COMMERCIAL PAPER
UBS Finance (Delaware) LLC
  1.32% due 8/2/04                                  $250,000        $    249,982         0.32%
                                                                    ------------        -----
TOTAL COMMERCIAL PAPER                                              $    249,982         0.32%
                                                                    ------------        -----

INVESTMENT COMPANY
AIM Institutional Funds Group (c)                   $377,094        $    377,094         0.48%
                                                                    ------------        -----
TOTAL INVESTMENT COMPANY                                            $    377,094         0.48%
                                                                    ------------        -----

MASTER NOTE
Banc of America Securities LLC
  1.4124%, due 8/2/04 (c)                           $400,000        $    400,000         0.51%
                                                                    ------------        -----
TOTAL MASTER NOTE                                                   $    400,000         0.51%
                                                                    ------------        -----

REPURCHASE AGREEMENTS
Credit Suisse First Boston LLC
  1.3624%, dated 7/31/04
  due 8/2/04
  Proceeds at Maturity

  $200,015 (c)
  (Collateralized by Various Bonds
  with a Principal Amount of
  $202,177 and a Market Value
  of $204,006)                                      $200,000        $    200,000         0.25%
Lehman Brothers, Inc.
  1.3624%, dated 7/31/04
  due 8/2/04
  Proceeds at Maturity
  $378,028 (c)
  (Collateralized by Various Bonds
  with a Principal Amount of
  $482,539 and a Market Value
  of $396,774)                                      $378,000        $    378,000         0.48%
                                                                   -------------       ------
TOTAL REPURCHASE AGREEMENTS                                         $    578,000         0.73%
                                                                   -------------       ------
TOTAL INVESTMENTS
                                                                   -------------       ------
  (Cost $68,213,057) (d)                                            $ 80,072,023(e)    101.58%
                                                                   -------------       ------
Liabilities in Excess of Cash and Other Assets                     ($  1,265,152)       -1.58%
                                                                   -------------       ------
NET ASSETS                                                          $ 78,806,871       100.00%
                                                                   =============       ======

(a) Non-income producing security.

(b) Represents a security, or a portion thereof, which is out on loan.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d) The cost for federal income tax purposes is $68,425,127.

(e) At July 31, 2004 net unrealized appreciation was $11,646,896, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $14,426,330 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,779,434.

PORTFOLIO HOLDINGS
As of 7/30/2004 (unaudited)

                                     SHARES / PRINCIPAL
                                           AMOUNT        MARKET VALUE  % NET ASSETS
MAINSTAY MID CAP VALUE FUND
COMMON STOCK
AEROSPACE & DEFENSE
Raytheon Co.                               130,142       $ 4,366,264      1.28%
                                                         -----------      ----
TOTAL AEROSPACE & DEFENSE                                $ 4,366,264      1.28%
                                                         -----------      ----

AUTO COMPONENTS
Delphi Corp.                               411,700       $ 3,915,267      1.15%
TRW Automotive Holdings Corp. (a)          144,800       $ 3,011,840      0.88%
                                                         -----------      ----
TOTAL AUTO COMPONENTS                                    $ 6,927,107      2.03%
                                                         -----------      ----

CHEMICALS
Air Products & Chemicals, Inc.              80,203       $ 4,150,505      1.22%
Arch Chemicals, Inc.                       206,782       $ 5,889,151      1.73%
Crompton Corp.                             182,200       $ 1,087,734      0.32%
IMC Global, Inc. (a)                        28,500       $   389,025      0.11%
Olin Corp.                                 108,425       $ 1,873,584      0.55%
                                                         -----------      ----
TOTAL CHEMICALS                                          $13,389,999      3.93%
                                                         -----------      ----

COMMERCIAL BANKS
Compass Bancshares, Inc.                   151,714       $ 6,689,070      1.96%
Hibernia Corp.                              77,957       $ 1,972,312      0.58%
Marshall & Ilsley Corp.                     53,543       $ 2,056,587      0.60%
SouthTrust Corp.                           194,174       $ 7,532,009      2.21%
                                                         -----------      ----
TOTAL COMMERCIAL BANKS                                   $18,249,978      5.35%
                                                         -----------      ----

COMMERCIAL SERVICES & SUPPLIES
Imagistics International, Inc. (a)          11,096       $   360,620      0.11%
Pitney Bowes, Inc.                         155,311       $ 6,554,124      1.92%
                                                         -----------      ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                     $ 6,914,744      2.03%
                                                         -----------      ----

COMMUNICATIONS EQUIPMENT
Tellabs, Inc. (a)                          113,836       $ 1,014,279      0.30%
                                                         -----------      ----
TOTAL COMMUNICATIONS EQUIPMENT                           $ 1,014,279      0.30%
                                                         -----------      ----

                                              SHARES / PRINCIPAL
                                                    AMOUNT        MARKET VALUE  % NET ASSETS
CONTAINERS & PACKAGING
Smurfit-Stone Container Corp. (a)                  559,000        $10,402,990       3.05%
Temple-Inland, Inc.                                207,700        $14,175,525       4.16%
                                                                  -----------      -----
TOTAL CONTAINERS & PACKAGING                                      $24,578,515       7.21%
                                                                  -----------      -----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                        57,513        $ 2,990,676       0.88%
                                                                  -----------      -----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                      $ 2,990,676       0.88%
                                                                  -----------      -----

ELECTRIC UTILITIES
Entergy Corp.                                       61,687        $ 3,547,002       1.04%
FirstEnergy Corp.                                   66,588        $ 2,603,591       0.76%
PG&E Corp. (a)                                      73,725        $ 2,104,112       0.62%
PPL Corp.                                          112,000        $ 5,191,200       1.52%
                                                                  -----------      -----
TOTAL ELECTRIC UTILITIES                                          $13,445,905       3.94%
                                                                  -----------      -----

ENERGY EQUIPMENT & SERVICES
Diamond Offshore Drilling, Inc.                     81,600        $ 1,994,304       0.59%
ENSCO International, Inc.                          504,322        $15,185,135       4.46%
GlobalSantaFe Corp.                                121,456        $ 3,327,893       0.98%
Pride International, Inc. (a)                      250,700        $ 4,512,600       1.32%
Rowan Cos., Inc. (a)                               748,700        $18,283,254       5.36%
Transocean, Inc. (a)                               412,600        $11,717,840       3.44%
                                                                  -----------      -----
TOTAL ENERGY EQUIPMENT & SERVICES                                 $55,021,026      16.15%
                                                                  -----------      -----

FOOD & STAPLES RETAILING
Safeway, Inc. (a)                                  133,400        $ 2,818,742       0.83%
                                                                  -----------      -----
TOTAL FOOD & STAPLES RETAILING                                    $ 2,818,742       0.83%
                                                                  -----------      -----

FOOD PRODUCTS
Cadbury Schwppes PLC (b)                           130,400        $ 4,308,416       1.26%
                                                                  -----------      -----
TOTAL FOOD PRODUCTS                                               $ 4,308,416       1.26%
                                                                  -----------      -----

HEALTH CARE PROVIDERS & SERVICES
Apria Healthcare Group, Inc. (a)                   110,100        $ 3,231,435       0.95%
Universal Health Services, Inc. Class B             32,400        $ 1,474,524       0.43%
                                                                  -----------      -----
TOTAL HEALTH CARE PROVIDERS & SERVICES                            $ 4,705,959       1.38%
                                                                  -----------      -----

INSURANCE
Axis Capital Holdings, Ltd.                         10,200        $   262,140       0.08%

                                               SHARES / PRINCIPAL
                                                     AMOUNT        MARKET VALUE  % NET ASSETS
Hartford Financial Services Group, Inc. (The)       113,647        $ 7,398,420      2.17%
St. Paul Travelers Cos., Inc. (The)                  52,600        $ 1,949,882      0.57%
                                                                   -----------     -----
TOTAL INSURANCE                                                    $ 9,610,442      2.82%
                                                                   -----------     -----

IT SERVICES
Computer Sciences Corp. (a)                          92,152        $ 4,354,182      1.28%
                                                                   -----------     -----
TOTAL IT SERVICES                                                  $ 4,354,182      1.28%
                                                                   -----------     -----

LEISURE EQUIPMENT & PRODUCTS
Callaway Golf Co.                                   258,441        $ 2,842,851      0.83%
Mattel, Inc.                                         97,500        $ 1,708,200      0.50%
                                                                   -----------     -----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                 $ 4,551,051      1.33%
                                                                   -----------     -----

MACHINERY
AGCO Corp. (a)                                      167,531        $ 3,504,749      1.03%
Cummins, Inc.                                       208,125        $14,450,119      4.24%
Navistar International Corp. (a)                    404,602        $14,545,442      4.27%
Timken Co. (The)                                    122,800        $ 3,050,352      0.89%
                                                                   -----------     -----
TOTAL MACHINERY                                                    $35,550,662     10.43%
                                                                   -----------     -----

MEDIA
Regal Entertainment Group                            80,500        $ 1,515,815      0.44%
                                                                   -----------     -----
TOTAL MEDIA                                                        $ 1,515,815      0.44%
                                                                   -----------     -----

OIL & GAS
Burlington Resources, Inc.                          175,200        $ 6,687,384      1.96%
Kerr-McGee Corp.                                    263,900        $13,854,750      4.06%
Premcor, Inc. (a)                                    89,100        $ 3,198,690      0.94%
Unocal Corp.                                        123,676        $ 4,793,682      1.41%
Valero Energy Corp.                                  49,500        $ 3,708,540      1.09%
                                                                   -----------     -----
TOTAL OIL & GAS                                                    $32,243,046      9.46%
                                                                   -----------     -----

PAPER & FOREST PRODUCTS
Bowater, Inc.                                       386,151        $14,403,432      4.23%
MeadWestvaco Corp.                                  187,855        $ 5,609,350      1.65%
                                                                   -----------     -----
TOTAL PAPER & FOREST PRODUCTS                                      $20,012,782      5.88%
                                                                   -----------     -----

REAL ESTATE
General Growth Properties, Inc.                      31,148        $   936,932      0.27%
Highwoods Properties, Inc.                          121,663        $ 2,822,582      0.83%
                                                                   -----------      ----
TOTAL REAL ESTATE                                                  $ 3,759,514      1.10%
                                                                   -----------      ----

                                       SHARES / PRINCIPAL
                                             AMOUNT        MARKET VALUE  % NET ASSETS
ROAD & RAIL
Burlington Northern Santa Fe Corp.             153,595     $  5,449,551      1.60%
CSX Corp.                                       77,861     $  2,437,049      0.71%
                                                           ------------     -----
TOTAL ROAD & RAIL                                          $  7,886,600      2.31%
                                                           ------------     -----

SOFTWARE
BMC Software, Inc. (a)                          87,200     $  1,367,296      0.40%
                                                           ------------     -----
TOTAL SOFTWARE                                             $  1,367,296      0.40%
                                                           ------------     -----

SPECIALTY RETAIL
Boise Cascade Corp.                            311,700     $ 10,052,325      2.95%
Payless ShoeSource, Inc. (a)                   169,609     $  2,194,740      0.64%
                                                           ------------     -----
TOTAL SPECIALTY RETAIL                                     $ 12,247,065      3.59%
                                                           ------------     -----

THRIFTS & MORTGAGE FINANCE
PMI Group, Inc. (The)                          173,700     $  7,161,651      2.10%
Sovereign Bancorp, Inc.                        226,921     $  4,940,070      1.45%
                                                           ------------     -----
TOTAL THRIFTS & MORTGAGE FINANCE                           $ 12,101,721      3.55%
                                                           ------------     -----
TOTAL COMMON STOCK                                         $303,931,786     89.16%
                                                           ------------     -----

CONVERTIBLE PREFERRED STOCK
PAPER & FOREST PRODUCTS
International Paper Capital Trust                5,370     $    267,158      0.08%
                                                           ------------     -----
TOTAL PAPER & FOREST PRODUCTS                              $    267,158      0.08%
                                                           ------------     -----
TOTAL CONVERTIBLE PREFERRED STOCK                          $    267,158      0.08%
                                                           ------------     -----

CORPORATE BONDS
DIVERSIFIED FINANCIAL SERVICES
Caithness Coso Funding Corp. Series B       $  350,080     $    385,088      0.11%
  9.05%, due 12/15/09
                                                           ------------     -----
TOTAL DIVERSIFIED FINANCIAL SERVICES                       $    385,088      0.11%
                                                           ------------     -----
TOTAL CORPORATE BONDS                                      $    385,088      0.11%
                                                           ------------     -----

                                                SHARES / PRINCIPAL
                                                      AMOUNT        MARKET VALUE   % NET ASSETS
COMMERCIAL PAPER
American General Finance Corp.                    $   5,000,000     $   4,998,950      1.47%
  1.26% due 8/6/04
Federal Home Loan Bank                            $   4,760,000     $   4,759,680      1.40%
  1.21% due 8/2/04
General Electric Capital Corp.                    $   8,940,000     $   8,939,068      2.62%
  1.25% due 8/3/04
UBS Finance (Delaware) LLC                        $   9,930,000     $   9,929,272      2.91%
  1.32% due 8/2/04
                                                                   --------------    ------
TOTAL COMMERCIAL PAPER                                              $  28,626,970      8.40%
                                                                   --------------    ------

INVESTMENT COMPANIES-MM
CAPITAL MARKETS
Merrill Lynch Premier Institutional Fund              8,158,700     $   8,158,700      2.39%
                                                                   --------------    ------
TOTAL CAPITAL MARKETS                                               $   8,158,700      2.39%
                                                                   --------------    ------
TOTAL INVESTMENT COMPANIES-MM                                       $   8,158,700      2.39%
                                                                   --------------    ------
TOTAL INVESTMENTS (COST $298,427,086)                               $ 341,369,702    100.14%
                                                                   --------------    ------

Liabilities in Excess of Cash and Other Assets                     ($     518,809)    -0.14%
                                                                   --------------    ------
NET ASSETS                                                          $ 340,850,893    100.00%
                                                                   ==============    ======

(a) NON-INCOME PRODUCING SECURITY

(b) ADR - AMERICAN DEPOSITARY RECEIPT

(c) THE COST FOR FEDERAL INCOME TAX PURPOSES IS $298,870,442.

(d) AT JULY 31, 2004 NET UNREALIZED APPRECIATION WAS $42,499,260, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES. THIS CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION FOR ALL INVESTMENTS ON WHICH THERE WAS AN EXCESS OF MARKET VALUE OVER COST OF $49,408,981 AND AGGREGATE GROSS UNREALIZED DEPRECIATION FOR ALL INVESTMENTS ON WHICH THERE WAS AN EXCESS OF COST OVER MARKET VALUE OF $6,909,721.

PORTFOLIO HOLDINGS
As of 7/30/2004 (unaudited)

                                                      SHARES / PRINCIPAL
                                                            AMOUNT        MARKET VALUE  % NET ASSETS
MAINSTAY MONEY MARKET FUND
CORPORATE BONDS
J.P. Morgan Chase & Co. Series C (b)(c)                  $5,000,000       $ 5,007,737       0.87%
  1.53%, due 2/24/05
Morgan Stanley (b)(c)                                    $6,000,000       $ 6,009,282       1.05%
  1.50%, due 8/15/05
J.P. Morgan Chase & Co. Series C(b)(c)                   $5,300,000       $ 5,312,998       0.93%
  1.86%, due 7/25/05
Wachovia Corp. (b)(c)                                    $5,000,000       $ 5,013,327       0.87%
  1.891%, due 3/31/05
Wachovia Corp. (c)                                       $5,000,000       $ 5,070,827       0.88%
  6.95%, due 11/1/04
American Express Credit Corp. Series B (b)(c)            $6,000,000       $ 6,000,000       1.05%
  1.412%, due 3/5/08
American General Finance Corp. Series G (b)(c)           $3,500,000       $ 3,500,076       0.61%
  1.35%, due 8/6/04
Metropolitan Life Insurance Co. Series EXL (a)(b)(c)     $6,000,000       $ 6,000,000       1.05%
  1.36%, due 4/28/08
                                                                          -----------       ----
TOTAL CORPORATE BONDS                                                     $41,914,247       7.31%
                                                                          -----------       ----

FHLB
Federal Home Loan Bank (b)(c)                            $5,000,000       $ 5,000,000       0.87%
  1.24%, due 3/1/05

                                              SHARES / PRINCIPAL
                                                    AMOUNT        MARKET VALUE  % NET ASSETS
Federal Home Loan Bank (c)                        $5,000,000      $ 4,999,353       0.87%
  1.36%, due 4/1/05
                                                                  -----------       ----
TOTAL FHLB                                                        $ 9,999,353       1.74%
                                                                  -----------       ----

FNMA
Federal National Mortgage Association (b)(c)      $6,000,000      $ 6,000,259       1.05%
  1.35%, due 9/10/04
                                                                  -----------       ----
TOTAL FNMA                                                        $ 6,000,259       1.05%
                                                                  -----------       ----

U.S. TREASURY NOTES
United States Treasury Note (c)                   $5,600,000      $ 5,607,923       0.98%
  1.875%, due 9/30/04
United States Treasury Note (c)                   $5,000,000      $ 5,012,691       0.87%
  2.00%, due 11/30/04
United States Treasury Note (c)                   $3,800,000      $ 3,851,003       0.67%
  5.875%, due 11/15/04
                                                                  -----------       ----
TOTAL U.S. TREASURY NOTES                                         $14,471,617       2.52%
                                                                  -----------       ----

U.S. TREASURY STRIPS
United States Treasury Strips Series SO           $8,625,000      $ 8,597,548       1.50%
  1.09%, due 11/15/04
                                                                  -----------       ----
TOTAL U.S. TREASURY STRIPS                                        $ 8,597,548       1.50%
                                                                  -----------       ----

CERTIFICATE OF DEPOSIT
Citibank NA (c)                                   $6,000,000      $ 6,000,000       1.05%
  1.605%, due 10/29/04
Deutsche Bank New York (c)(d)                     $5,000,000      $ 5,000,806       0.87%
  1.25%, due 10/25/04
                                                                  -----------       ----
TOTAL CERTIFICATE OF DEPOSIT                                      $11,000,806       1.92%
                                                                  -----------       ----

                                      SHARES / PRINCIPAL
                                            AMOUNT        MARKET VALUE  % NET ASSETS
COMMERCIAL PAPER
Abbey National North America LLC          $6,000,000      $ 5,990,550      1.04%
  1.26% due 9/16/04
Abbott Laboratories, Inc. (a)             $4,500,000      $ 4,489,526      0.78%
  1.47% due 9/28/04
ABN-Amro North America Finance, Inc.      $2,500,000      $ 2,496,393      0.44%
  1.06% due 9/20/04
ABN-Amro North America Finance, Inc.      $3,750,000      $ 3,742,297      0.65%
  1.45% due 9/22/04
Allianz Finance Corp. (a)                 $3,950,000      $ 3,939,302      0.69%
  1.50% due 10/6/04
American General Finance Corp.            $4,600,000      $ 4,598,712      0.80%
  1.12% due 8/11/04
ANZ Delaware, Inc.                        $3,350,000      $ 3,342,863      0.58%
  1.30% due 9/30/04
ANZ Delaware, Inc.                        $2,150,000      $ 2,144,785      0.37%
  1.48% due 9/30/04
Atlantis One Funding Corp. (a)            $2,000,000      $ 1,999,000      0.35%
  1.20% due 8/17/04
Atlantis One Funding Corp. (a)            $5,300,000      $ 5,278,800      0.92%
  1.44% due 11/10/04
Bank of America Corp.                     $6,000,000      $ 5,996,827      1.05%
  1.19% due 8/18/04
Barclays United States Funding Corp.      $4,000,000      $ 3,999,733      0.70%
  1.20% due 8/4/04
Barclays United States Funding Corp.      $7,000,000      $ 6,991,582      1.22%
  1.17% due 9/8/04
Barclays United States Funding Corp.      $5,000,000      $ 4,996,367      0.87%
  1.09% due 8/26/04
Barclays United States Funding Corp.      $3,075,000      $ 3,072,630      0.54%
  1.11% due 8/27/04
Dexia Delaware LLC                        $6,200,000      $ 6,183,467      1.08%
  1.50% due 10/5/04
Federal Home Loan Bank                    $5,000,000      $ 4,989,159      0.87%
  1.165% due 10/8/04
Federal Home Loan Bank                    $1,850,000      $ 1,844,520      0.32%
  1.24% due 10/27/04
Federal Home Loan Bank                    $4,125,000      $ 4,117,287      0.72%
  1.27% due 9/24/04

                                       SHARES / PRINCIPAL
                                             AMOUNT        MARKET VALUE  % NET ASSETS
Federal Home Loan Bank                    $ 6,000,000       $5,980,793       1.04%
  1.34% due 10/27/04
Federal National Mortgage Association     $ 5,000,000       $4,994,244       0.87%
  1.12% due 9/8/04
Federal National Mortgage Association     $ 5,000,000       $4,979,778       0.87%
  1.60% due 11/1/04
Federal National Mortgage Association     $ 4,400,000       $4,384,841       0.76%
  1.57% due 10/20/04
Federal National Mortgage Association     $ 6,000,000       $5,982,250       1.04%
  1.50% due 10/12/04
Federal National Mortgage Association     $ 4,500,000       $4,493,322       0.78%
  1.272% due 9/13/04
Federal National Mortgage Association     $10,000,000       $9,976,550       1.74%
  1.26% due 10/8/04
Federal National Mortgage Association     $ 6,000,000       $5,998,200       1.05%
  1.20% due 8/11/04
Federal National Mortgage Association     $ 6,000,000       $5,987,400       1.04%
  1.20% due 10/4/04
Federal National Mortgage Association     $ 6,135,000       $6,130,453       1.07%
  1.16% due 8/25/04
Federal National Mortgage Association     $ 5,300,000       $5,292,280       0.92%
  1.14% due 9/17/04
Federal National Mortgage Association     $ 4,275,000       $4,271,081       0.74%
  1.10% due 9/1/04
Federal National Mortgage Association     $ 5,000,000       $4,994,399       0.87%
  1.09% due 9/8/04
Federal National Mortgage Association     $ 5,000,000       $4,999,394       0.87%
  1.09% due 8/6/04
Federal National Mortgage Association     $ 5,000,000       $4,995,244       0.87%
  1.07% due 9/3/04
Federal National Mortgage Association     $ 6,000,000       $5,999,647       1.05%
  1.06% due 8/4/04
Federal National Mortgage Association     $ 3,137,000       $3,136,098       0.55%
  1.15% due 8/11/04
General Electric Capital Corp.            $ 3,800,000       $3,776,134       0.66%
  1.70% due 12/13/04
General Electric Capital Corp.            $ 6,000,000       $5,991,567       1.04%
  1.15% due 9/15/04
General Electric Capital Corp.            $ 4,125,000       $4,119,993       0.72%
  1.15% due 9/9/04
General Electric Capital Corp.            $ 6,000,000       $5,993,173       1.05%
  1.28% due 9/3/04
Harvard University                        $ 4,250,000       $4,235,928       0.74%
  1.49% due 10/21/04

                                     SHARES / PRINCIPAL
                                           AMOUNT        MARKET VALUE  % NET ASSETS
HBOS Treasury Services                   $5,000,000       $5,000,000      0.87%
  1.13% due 8/2/04
HBOS Treasury Services                   $4,450,000       $4,420,754      0.77%
  1.69% due 12/20/04
Ing Funding LLC                          $6,000,000       $5,998,577      1.05%
  1.139% due 8/9/04
Ing Funding LLC                          $4,300,000       $4,288,175      0.75%
  1.50% due 10/7/04
Ing Funding LLC                          $1,700,000       $1,694,904      0.30%
  1.503% due 10/12/04
KfW International Finance, Inc. (a)      $5,500,000       $5,497,247      0.96%
  1.06% due 8/19/04
KfW International Finance, Inc. (a)      $5,000,000       $4,990,750      0.87%
  1.11% due 10/1/04
KfW International Finance, Inc. (a)      $5,200,000       $5,194,072      0.91%
  1.14% due 9/7/04
Lilly (Eli) & Co. (a)                    $5,100,000       $5,084,488      0.89%
  1.50% due 10/14/04
Lilly (Eli) & Co. (a)                    $3,900,000       $3,889,762      0.68%
  1.50% due 10/4/04
Lloyds Bank PLC                          $5,000,000       $4,999,850      0.87%
  1.08% due 8/3/04
Nationwide Building Society              $5,000,000       $4,997,861      0.87%
  1.073% due 8/16/04
Nationwide Building Society              $3,000,000       $2,990,054      0.52%
  1.55% due 10/18/04
Nationwide Building Society              $5,000,000       $4,992,569      0.87%
  1.07% due 9/21/04
Nestle Capital Corp. (a)                 $5,225,000       $5,217,750      0.91%
  1.11% due 9/16/04
Nestle Capital Corp. (a)                 $2,675,000       $2,670,942      0.47%
  1.27% due 9/14/04
Nestle Capital Corp. (a)                 $4,850,000       $4,844,326      0.84%
  1.08% due 9/10/04
Pfizer, Inc. (a)                         $6,000,000       $5,999,440      1.05%
  1.12% due 8/5/04
Pfizer, Inc. (a)                         $3,400,000       $3,399,535      0.59%
  1.23% due 8/6/04
Rabobank USA Financial Corp.             $6,000,000       $5,991,040      1.04%
  1.28% due 9/13/04
Receivables Capital Corp. (a)            $4,500,000       $4,498,212      0.78%
  1.30% due 8/13/04
San Paolo IMI U.S. Financial Co.         $6,000,000       $5,984,380      1.04%
  1.32% due 10/12/04

                                          SHARES / PRINCIPAL
                                                AMOUNT         MARKET VALUE  % NET ASSETS
Santander Hispano Finance Delaware, Inc.      $7,000,000        $6,997,686      1.22%
  1.19% due 8/12/04
Societe Generale North America                $5,000,000        $4,995,250      0.87%
  1.14% due 9/1/04
Societe Generale North America                $5,000,000        $4,975,628      0.87%
  1.64% due 11/17/04
Svenska Handelsbanken AB                      $5,000,000        $4,993,164      0.87%
  1.064% due 9/17/04
Svenska Handelsbanken AB                      $4,500,000        $4,490,195      0.78%
  1.27% due 9/24/04
Swiss Re Financial Products (a)               $5,185,000        $5,177,721      0.90%
  1.33% due 9/9/04
Swiss Re Financial Products (a)               $6,000,000        $5,976,643      1.04%
  1.43% due 11/8/04
UBS Finance (Delaware) LLC                    $7,100,000        $7,093,152      1.24%
  1.12% due 9/2/04
UBS Finance (Delaware) LLC                    $5,700,000        $5,689,461      0.99%
  1.28% due 9/23/04
UBS Finance (Delaware) LLC                    $3,200,000        $3,194,338      0.56%
  1.30% due 9/20/04
Wal-Mart Stores, Inc. (a)                     $5,900,000        $5,896,034      1.03%
  1.10% due 8/24/04
Goldman Sachs Group, Inc. (The)               $5,650,000        $5,646,309      0.98%
  1.12% due 8/23/04
Goldman Sachs Group, Inc. (The)               $4,300,000        $4,290,078      0.75%
  1.17% due 10/12/04
Goldman Sachs Group, Inc. (The)               $5,000,000        $4,975,475      0.87%
  1.62% due 11/19/04
Deutsche Bank Financial LLC                   $5,000,000        $4,971,825      0.87%
  1.61% due 12/6/04
European Investment Bank                      $5,000,000        $4,986,549      0.87%
  1.49% due 10/6/04
Federal National Mortgage Association         $6,900,000        $6,845,490      1.19%
  1.80% due 1/7/05

                             SHARES / PRINCIPAL
                                   AMOUNT         MARKET VALUE  % NET ASSETS
Freddie Mac Discount Note       $ 3,675,000       $  3,665,028      0.64%
  1.48% due 10/7/04
Freddie Mac Discount Note       $ 2,750,000       $  2,749,917      0.48%
  1.085% due 8/3/04
Freddie Mac Discount Note       $ 5,150,000       $  5,115,710      0.89%
  1.70% due 12/21/04
Freddie Mac Discount Note       $ 1,000,000       $    999,968      0.17%
  1.145% due 8/3/04
Freddie Mac Discount Note       $ 4,500,000       $  4,477,600      0.78%
  1.60% due 11/22/04
Freddie Mac Discount Note       $ 6,000,000       $  5,985,400      1.04%
  1.46% due 10/1/04
Freddie Mac Discount Note       $ 5,000,000       $  4,977,716      0.87%
  1.573% due 11/12/04
Freddie Mac Discount Note       $ 5,300,000       $  5,280,541      0.92%
  1.555% due 10/26/04
Freddie Mac Discount Note       $ 5,350,000       $  5,334,549      0.93%
  1.405% due 10/15/04
Freddie Mac Discount Note       $ 6,000,000       $  5,981,017      1.04%
  1.34% due 10/26/04
Freddie Mac Discount Note       $ 2,250,000       $  2,248,775      0.39%
  1.225% due 8/18/04
Freddie Mac Discount Note       $ 6,100,000       $  6,097,052      1.06%
  1.16% due 8/17/04
Freddie Mac Discount Note       $ 9,000,000       $  8,997,700      1.57%
  1.15% due 8/10/04
Freddie Mac Discount Note       $10,000,000       $  9,999,690      1.74%
  1.115% due 8/3/04
Freddie Mac Discount Note       $ 3,750,000       $  3,745,073      0.65%
  1.10% due 9/14/04
Freddie Mac Discount Note       $ 6,650,000       $  6,646,800      1.16%
  1.155% due 8/17/04
                                                  ------------     -----
TOTAL COMMERCIAL PAPER                            $473,068,791     82.46%
                                                  ------------     -----

U.S. TREASURY BILLS
United States Treasury Bill     $ 4,350,000       $  4,347,966      0.76%
  0.99% due 8/19/04
United States Treasury Bill     $ 5,100,000       $  5,096,651      0.89%
  0.985% due 8/26/04
                                                  ------------      ----
TOTAL U.S. TREASURY BILLS                         $  9,444,617      1.65%
                                                  ------------      ----

                                                SHARES / PRINCIPAL
                                                      AMOUNT        MARKET VALUE   % NET ASSETS
TOTAL INVESTMENTS
   (Amortized Cost $574,497,238) (e)                                 $574,497,238     100.15%
                                                                    -------------     ------

Liabilities in Excess of Cash and Other Assets                      ($  1,107,075)     -0.15%
                                                                    -------------     ------
NET ASSETS                                                           $573,390,163     100.00%
                                                                    =============     ======

(a) May be sold to institutional investors only.

(b) Floating rate. Rate shown is the rate in effect at July 31, 2004.

(c) Coupon interest bearing security.

(d) Yankee certificate of deposit (CD) - dollar denominated CD issued in the United States by Foreign banks and corporations.

(e) The cost stated also represents the aggregate cost for federal income tax purposes.

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                                SHARES / PRINCIPAL
                                                      AMOUNT              MARKET VALUE       % NET ASSETS
MAINSTAY RESEARCH VALUE FUND
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                      41,353              $  2,098,665          3.24%
                                                                          ------------          ----
TOTAL AEROSPACE & DEFENSE                                                 $  2,098,665          3.24%
                                                                          ------------          ----
AUTOMOBILES
General Motors Corp. (a)                              34,900              $  1,505,586          2.33%
                                                                          ------------          ----
TOTAL AUTOMOBILES                                                         $  1,505,586          2.33%
                                                                          ------------          ----
COMMERCIAL BANKS
Huntington Bancshares, Inc.                           69,668              $  1,704,079          2.63%
Marshall & Ilsley Corp.                               36,985              $  1,420,594          2.20%
Wachovia Corp.                                        40,817              $  1,808,601          2.80%
                                                                          ------------          ----
TOTAL COMMERCIAL BANKS                                                    $  4,933,274          7.63%
                                                                          ------------          ----
COMPUTERS & PERIPHERALS
Hewlett-Packard Co.                                   86,387              $  1,740,698          2.69%
International Business Machines Corp.                 22,184              $  1,931,561          2.99%
                                                                          ------------          ----
TOTAL COMPUTERS & PERIPHERALS                                             $  3,672,259          5.68%
                                                                          ------------          ----
DIVERSIFIED TELECOMMUNICATION SERVICES
SBC Communications, Inc.                              58,517              $  1,482,821          2.29%
Verizon Communications, Inc.                          56,121              $  2,162,903          3.34%
                                                                          ------------          ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                              $  3,645,724          5.63%
                                                                          ------------          ----
ELECTRIC UTILITIES
FPL Group, Inc.                                       28,603              $  1,925,840          2.98%
                                                                          ------------          ----
TOTAL ELECTRIC UTILITIES                                                  $  1,925,840          2.98%
                                                                          ------------          ----
FOOD PRODUCTS
Archer-Daniels-Midland Co.                           114,229              $  1,762,553          2.72%
ConAgra Foods, Inc.                                   70,177              $  1,824,602          2.82%
                                                                          ------------          ----
TOTAL FOOD PRODUCTS                                                       $  3,587,155          5.54%
                                                                          ------------          ----

                                                SHARES / PRINCIPAL
                                                      AMOUNT              MARKET VALUE       % NET ASSETS
HEALTH CARE EQUIPMENT & SUPPLIES
Baxter International, Inc.                            61,448              $  1,847,741          2.86%
Beckman Coulter, Inc.                                 24,572              $  1,355,637          2.10%
                                                                          ------------          ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                    $  3,203,378          4.96%
                                                                          ------------          ----
HOUSEHOLD PRODUCTS
Kimberly-Clark Corp.                                  31,953              $  2,047,229          3.17%
                                                                          ------------          ----
TOTAL HOUSEHOLD PRODUCTS                                                  $  2,047,229          3.17%
                                                                          ------------          ----
INSURANCE
Allstate Corp. (The)                                  45,881              $  2,160,077          3.34%
Hartford Financial Services Group, Inc. (The)         30,656              $  1,995,706          3.09%
                                                                          ------------          ----
TOTAL INSURANCE                                                           $  4,155,783          6.43%
                                                                          ------------          ----
LEISURE EQUIPMENT & PRODUCTS
Mattel, Inc.                                         106,747              $  1,870,207          2.89%
                                                                          ------------          ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                        $  1,870,207          2.89%
                                                                          ------------          ----
MACHINERY
Ingersoll-Rand Co. Class A                            29,733              $  2,042,360          3.16%
                                                                          ------------          ----
TOTAL MACHINERY                                                           $  2,042,360          3.16%
                                                                          ------------          ----
MULTILINE RETAIL
J.C. Penney Co., Inc. Holding Co.                     58,128              $  2,325,120          3.59%
                                                                          ------------          ----
TOTAL MULTILINE RETAIL                                                    $  2,325,120          3.59%
                                                                          ------------          ----
MULTI-UTILITIES & UNREGULATED POWER
Energy East Corp.                                     63,320              $  1,542,475          2.38%
                                                                          ------------          ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                 $  1,542,475          2.38%
                                                                          ------------          ----
OFFICE ELECTRONICS
Xerox Corp. (a)                                      144,547              $  2,003,421          3.10%
                                                                          ------------          ----
TOTAL OFFICE ELECTRONICS                                                  $  2,003,421          3.10%
                                                                          ------------          ----
OIL & GAS
ChevronTexaco Corp.                                   21,588              $  2,064,892          3.19%
ConocoPhillips                                        26,319              $  2,073,148          3.21%
ExxonMobil Corp.                                      44,910              $  2,079,333          3.21%
                                                                          ------------          ----
TOTAL OIL & GAS                                                           $  6,217,373          9.61%
                                                                          ------------          ----


                                                SHARES / PRINCIPAL
                                                      AMOUNT              MARKET VALUE       % NET ASSETS
PAPER & FOREST PRODUCTS
Weyerhaeuser Co.                                      32,324              $  2,004,088            3.10%
                                                                          ------------          ------
TOTAL PAPER & FOREST PRODUCTS                                             $  2,004,088            3.10%
                                                                          ------------          ------
PHARMACEUTICALS
Abbott Laboratories                                   45,623              $  1,795,265            2.78%
Bristol-Myers Squibb Co.                              70,200              $  1,607,580            2.49%
Merck & Co., Inc.                                     43,113              $  1,955,175            3.02%
Wyeth                                                 48,991              $  1,734,281            2.68%
                                                                          ------------          ------
TOTAL PHARMACEUTICALS                                                     $  7,092,301           10.97%
                                                                          ------------          ------
ROAD & RAIL
Burlington Northern Santa Fe Corp.                    46,221              $  1,639,921            2.54%
Union Pacific Corp.                                   30,357              $  1,710,313            2.64%
                                                                          ------------          ------
TOTAL ROAD & RAIL                                                         $  3,350,234            5.18%
                                                                          ------------          ------
SPECIALTY RETAIL
Limited Brands                                       100,261              $  2,049,335            3.17%
                                                                          ------------          ------
TOTAL SPECIALTY RETAIL                                                    $  2,049,335            3.17%
                                                                          ------------          ------
THRIFTS & MORTGAGE FINANCE
Washington Mutual, Inc.                               48,659              $  1,887,969            2.92%
                                                                          ------------          ------
TOTAL THRIFTS & MORTGAGE FINANCE                                          $  1,887,969            2.92%
                                                                          ------------          ------
TOTAL INVESTMENTS
                                                                          ------------          ------
  (Cost $53,458,786)(b)                                                   $ 63,159,776(c)        97.66%
                                                                          ------------          ------
Cash and Other Assets Less Liabilities                                    $  1,521,093            2.34%
                                                                          ------------          ------
NET ASSETS                                                                $ 64,680,869          100.00%
                                                                          ============          ======

(a)   Non-income producing security.

(b)   The cost for federal income tax purposes is $53,477,742.

(c) At July 31, 2004 net unrealized appreciation was $9,682,034, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $11,566,771 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,884,737.

PORTFOLIO HOLDINGS
As of July 31,2004 (unaudited)

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE     % NET ASSETS
MAINSTAY SMALL CAP GROWTH FUND
COMMON STOCK
AUTOMOBILES
Winnebago Industries, Inc.                                 72,800           $  2,682,680         1.10%
                                                                            ------------         ----
TOTAL AUTOMOBILES                                                           $  2,682,680         1.10%
                                                                            ------------         ----
BIOTECHNOLOGY
Alkermes, Inc. (a)                                         70,100           $    756,379         0.31%
Nabi Biopharmaceuticals (a)                                47,600           $    549,780         0.23%
Neurocrine Biosciences, Inc. (a)                           31,500           $  1,466,955         0.60%
OSI Pharmaceuticals, Inc. (a)                              24,600           $  1,478,460         0.61%
Telik, Inc. (a)                                            73,500           $  1,452,360         0.60%
                                                                            ------------         ----
TOTAL BIOTECHNOLOGY                                                         $  5,703,934         2.35%
                                                                            ------------         ----
CAPITAL MARKETS
Affiliated Managers Group, Inc. (a)(b)                     65,421           $  3,003,479         1.23%
Investors Financial Services Corp. (b)                     71,100           $  3,247,848         1.33%
Jefferies Group, Inc. (b)                                  99,900           $  3,130,866         1.28%
                                                                            ------------         ----
TOTAL CAPITAL MARKETS                                                       $  9,382,193         3.84%
                                                                            ------------         ----
COMMERCIAL BANKS
UCBH Holdings, Inc.                                        87,900           $  3,436,011         1.41%
Westcorp                                                   78,800           $  3,276,504         1.34%
Wintrust Financial Corp.                                   71,200           $  3,775,736         1.55%
                                                                            ------------         ----
TOTAL COMMERCIAL BANKS                                                      $ 10,488,251         4.30%
                                                                            ------------         ----
COMMERCIAL SERVICES & SUPPLIES
Corporate Executive Board Co. (The)                        63,187           $  3,582,703         1.47%
                                                                            ------------         ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                        $  3,582,703         1.47%
                                                                            ------------         ----
COMMUNICATIONS EQUIPMENT
Aspect Communications Corp. (a)                            44,800           $    379,456         0.16%
Avocent Corp. (a)                                          67,573           $  2,023,136         0.83%
Carrier Access Corp. (a)                                  100,400           $    746,976         0.31%

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE     % NET ASSETS
Inter-Tel, Inc.                                            27,700           $    600,813         0.25%
Ixia (a)                                                  173,600           $  1,354,080         0.56%
                                                                            ------------         ----
TOTAL COMMUNICATIONS EQUIPMENT                                              $  5,104,461         2.11%
                                                                            ------------         ----
COMPUTERS & PERIPHERALS
Applied Films Corp. (a)                                    82,600           $  1,540,490         0.63%
                                                                            ------------         ----
TOTAL COMPUTERS & PERIPHERALS                                               $  1,540,490         0.63%
                                                                            ------------         ----
CONSTRUCTION MATERIALS
Eagle Materials, Inc.                                      22,500           $  1,484,550         0.61%
                                                                            ------------         ----
TOTAL CONSTRUCTION MATERIALS                                                $  1,484,550         0.61%
                                                                            ------------         ----
CONSUMER FINANCE
Collegiate Funding Services (a)(b)                         26,800           $    376,004         0.15%
                                                                            ------------         ----
TOTAL CONSUMER FINANCE                                                      $    376,004         0.15%
                                                                            ------------         ----

ELECTRICAL EQUIPMENT
Roper Industries, Inc.                                     66,700           $  3,735,200         1.53%
                                                                            ------------         ----
TOTAL ELECTRICAL EQUIPMENT                                                  $  3,735,200         1.53%
                                                                            ------------         ----
ELECTRONIC EQUIPMENT & INSTRUMENTS
Amphenol Corp. Class A (a)                                 45,332           $  1,424,785         0.58%
Anixter International, Inc.                                43,000           $  1,439,640         0.59%
FLIR Systems, Inc. (a)                                     58,900           $  3,747,807         1.54%
Global Imaging Systems, Inc. (a)                           73,300           $  2,223,189         0.91%
ScanSource, Inc. (a)                                       57,200           $  3,351,920         1.37%
Trimble Navigation Ltd. (a)                                97,500           $  2,707,575         1.11%
                                                                            ------------         ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                    $ 14,894,916         6.10%
                                                                            ------------         ----
ENERGY EQUIPMENT & SERVICES
Cal Dive International, , Inc. (a)                         57,600           $  1,785,600         0.73%
Key Energy Services, Inc. (a)                             124,000           $  1,249,920         0.51%
Maverick Tube Corp. (a)                                    44,400           $  1,280,496         0.53%
Superior Energy Services, Inc. (a)                        200,900           $  2,246,062         0.92%
TETRA Technologies, Inc. (a)                               47,200           $  1,243,720         0.51%
                                                                            ------------         ----
TOTAL ENERGY EQUIPMENT & SERVICES                                           $  7,805,798         3.20%
                                                                            ------------         ----
HEALTH CARE EQUIPMENT & SUPPLIES
ArthroCare Corp. (a)                                       70,400           $  1,874,752         0.77%
Cooper Cos., Inc.                                          58,700           $  3,489,715         1.43%

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE     % NET ASSETS
Cytyc Corp. (a)                                           141,800           $  3,427,306         1.41%
Integra LifeSciences Holdings (a)                          74,600           $  2,356,987         0.97%
Mine Safety Appliances Co.                                 19,700           $    731,855         0.30%
Nektar Therapeutics (a)                                    85,600           $  1,501,424         0.62%
Respironics, Inc. (a)                                      43,100           $  2,401,532         0.98%
                                                                            ------------         ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                      $ 15,783,571         6.48%
                                                                            ------------         ----
HEALTH CARE PROVIDERS & SERVICES
AmSurg Corp. (a)                                           47,200           $  1,121,000         0.46%
Coventry Health Care, Inc. (a)                             57,250           $  2,926,048         1.20%
First Health Group Corp. (a)                              115,000           $  1,612,300         0.66%
Molina Healthcare, Inc. (a)                                66,500           $  2,206,470         0.90%
Odyssey Healthcare, Inc. (a)(b)                            87,350           $  1,500,673         0.62%
PSS World Medical, Inc. (a)                                75,000           $    734,250         0.30%
Sierra Health Services, Inc. (a)                           88,800           $  3,924,960         1.61%
United Surgical Partners International, Inc. (a)           31,500           $  1,110,060         0.46%
VCA Antech, Inc. (a)                                       77,900           $  3,274,137         1.34%
                                                                            ------------         ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                      $ 18,409,898         7.55%
                                                                            ------------         ----
HOTELS, RESTAURANTS & LEISURE
P.F. Chang's China Bistro, Inc. (a)                        59,584           $  2,647,317         1.09%
Panera Bread Co. Class A (a)(b)                            77,000           $  2,840,530         1.16%
Penn National Gaming, Inc. (a)                             50,000           $  1,800,000         0.74%
Scientific Games Corp. (a)                                126,400           $  2,251,184         0.92%
Smith & Wollensky Restaurant Group, Inc. (The) (a)        275,356           $  1,789,814         0.73%
Station Casinos, Inc.                                      84,400           $  3,646,080         1.50%
WMS Industries, Inc. (a)(b)                                91,700           $  2,497,908         1.02%
                                                                            ------------         ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                         $ 17,472,833         7.16%
                                                                            ------------         ----
HOUSEHOLD DURABLES
Hovnanian Enterprises, Inc. Class A (a)                    96,500           $  2,994,395         1.23%
Jarden Corp. (a)                                           84,700           $  3,061,058         1.26%
M.D.C. Holdings, Inc. (b)                                  49,942           $  3,353,605         1.38%
Meritage Corp. (a)                                         31,300           $  1,937,470         0.79%
Ryland Group, Inc. (The)                                   36,400           $  2,818,088         1.16%
WCI Communities, Inc. (a)                                 185,300           $  3,989,509         1.64%
Yankee Candle Co., Inc. (The) (a)                         106,100           $  3,079,022         1.26%
                                                                            ------------         ----
TOTAL HOUSEHOLD DURABLES                                                    $ 21,233,147         8.72%
                                                                            ------------         ----
INTERNET & CATALOG RETAIL

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE     % NET ASSETS
Coldwater Creek, Inc. (a)                                 188,250           $  3,542,865         1.45%
                                                                            ------------         ----
TOTAL INTERNET & CATALOG RETAIL                                             $  3,542,865         1.45%
                                                                            ------------         ----
INTERNET SOFTWARE & SERVICES
Digitas, Inc. (a)                                         273,200           $  1,827,708         0.75%
Radware Ltd. (a)                                           64,200           $  1,147,896         0.47%
                                                                            ------------         ----
TOTAL INTERNET SOFTWARE & SERVICES                                          $  2,975,604         1.22%
                                                                            ------------         ----
IT SERVICES
StarTek, Inc.                                              88,600           $  2,722,678         1.12%
                                                                            ------------         ----
TOTAL IT SERVICES                                                           $  2,722,678         1.12%
                                                                            ------------         ----
MACHINERY
Actuant Corp. (a)                                          81,300           $  2,964,198         1.22%
CLARCOR, Inc.                                              56,500           $  2,486,000         1.02%
Cummins, Inc.                                              59,000           $  4,096,370         1.68%
Wabash National Corp. (a)                                 131,900           $  3,809,272         1.56%
                                                                            ------------         ----
TOTAL MACHINERY                                                             $ 13,355,840         5.48%
                                                                            ------------         ----
MARINE
Kirby Corp. (a)                                            67,100           $  2,590,060         1.06%
                                                                            ------------         ----
TOTAL MARINE                                                                $  2,590,060         1.06%
                                                                            ------------         ----
METALS & MINING
Arch Coal, Inc.                                            84,000           $  2,836,680         1.16%
                                                                            ------------         ----
TOTAL METALS & MINING                                                       $  2,836,680         1.16%
                                                                            ------------         ----
OIL & GAS
Evergreen Resources, Inc. (a)                              59,100           $  2,418,372         0.99%
                                                                            ------------         ----
TOTAL OIL & GAS                                                             $  2,418,372         0.99%
                                                                            ------------         ----
PERSONAL PRODUCTS
Chattem, Inc. (a)                                          60,700           $  1,748,767         0.72%
                                                                            ------------         ----
TOTAL PERSONAL PRODUCTS                                                     $  1,748,767         0.72%
                                                                            ------------         ----
PHARMACEUTICALS
Able Laboratories, Inc. (a)                                60,600           $  1,248,360         0.51%
American Pharmaceutical Partners, Inc. (a)(b)              30,400           $    902,880         0.37%
AtheroGenics, Inc. (a)                                     33,700           $    484,606         0.20%
K-V Pharmaceutical Co. (a)                                 72,750           $  1,266,578         0.52%

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE     % NET ASSETS
Medicis Pharmaceutical Corp. Class A                       61,100           $  2,185,547         0.90%
MGI Pharma, Inc. (a)                                       66,600           $  1,865,466         0.77%
Salix Pharmaceuticals, Ltd. (a)                            73,000           $  1,556,360         0.64%
Taro Pharmaceutical Industries Ltd. (a)(b)                 21,700           $    484,561         0.20%
                                                                            ------------         ----
TOTAL PHARMACEUTICALS                                                       $  9,994,358         4.11%
                                                                            ------------         ----
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
AMIS Holdings, Inc. (a)                                    76,600           $  1,128,318         0.46%
ATMI, Inc. (a)(b)                                          49,000           $    997,640         0.41%
August Technology Corp. (a)                               109,800           $  1,136,430         0.47%
Cymer, Inc. (a)                                            46,700           $  1,337,488         0.55%
Integrated Circuit Systems, Inc. (a)                       48,300           $  1,155,336         0.47%
Sigmatel, Inc. (a)                                         55,000           $    839,850         0.34%
Tessera Technologies, Inc. (a)                             75,700           $  1,317,180         0.54%
                                                                            ------------         ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                              $  7,912,242         3.24%
                                                                            ------------         ----
SOFTWARE
Altiris, Inc. (a)                                          37,200           $    934,092         0.38%
Epicor Software Corp. (a)                                 106,200           $  1,314,756         0.54%
MICROS Systems, Inc. (a)                                   30,900           $  1,502,358         0.62%
Open Solutions, Inc. (a)                                   82,400           $  1,865,536         0.77%
Progress Software Corp. (a)                                33,500           $    691,105         0.28%
                                                                            ------------         ----
TOTAL SOFTWARE                                                              $  6,307,847         2.59%
                                                                            ------------         ----
SPECIALTY RETAIL
A.C. Moore Arts & Crafts, Inc. (a)(b)                      77,300           $  1,944,095         0.80%
Advanced Auto Parts, Inc. (a)                              61,100           $  2,268,032         0.93%
Guitar Center, Inc. (a)                                    80,500           $  3,618,475         1.48%
Hibbett Sporting Goods, Inc. (a)                           78,750           $  1,500,976         0.62%
Pacific Sunwear of California, Inc. (a)                    66,100           $  1,348,440         0.55%
PETCO Animal Supplies, Inc. (a)                            88,000           $  2,628,560         1.08%
Select Comfort Corp. (a)(b)                               118,600           $  2,422,998         0.99%
Sharper Image Corp. (a)(b)                                 97,500           $  2,603,250         1.07%
                                                                            ------------         ----
TOTAL SPECIALTY RETAIL                                                      $ 18,334,826         7.52%
                                                                            ------------         ----
TEXTILES, APPAREL & LUXURY GOODS
Fossil, Inc. (a)                                          146,850           $  3,552,301         1.46%
                                                                            ------------         ----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                      $  3,552,301         1.46%
                                                                            ------------         ----
THRIFTS & MORTGAGE FINANCE

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE     % NET ASSETS
Commercial Capital Bancorp, Inc.                            148,966         $  3,272,783          1.34%
Dime Community Bancshares                                   132,900         $  2,208,798          0.91%
                                                                            ------------         -----
TOTAL THRIFTS & MORTGAGE FINANCE                                            $  5,481,581          2.25%
                                                                            ------------         -----
TRADING COMPANIES & DISTRIBUTORS
Hughes Supply, Inc.                                          64,300         $  3,917,156          1.61%
MSC Industrial Direct Co., Inc. Class A                     113,700         $  3,558,810          1.46%
                                                                            ------------         -----
TOTAL TRADING COMPANIES & DISTRIBUTORS                                      $  7,475,966          3.07%
                                                                            ------------         -----
WIRELESS TELECOMMUNICATION SERVICES
Wireless Facilities, Inc. (a)                               143,100         $  1,070,388          0.44%
                                                                            ------------         -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                   $  1,070,388          0.44%
                                                                            ------------         -----
TOTAL COMMON STOCK                                                          $232,001,004         95.18%
                                                                            ------------         -----
COMMERCIAL PAPER
American Express Credit Corp.                            $1,130,000         $  1,129,882          0.46%
  1.25% due 8/3/04
General Electric Capital Corp.                           $1,500,000         $  1,499,079          0.61%
  1.30% due 8/17/04
UBS Finance (Delaware) LLC                               $8,125,000         $  8,124,404          3.33%
  1.32% due 8/2/04
                                                                            ------------         -----
TOTAL COMMERCIAL PAPER                                                      $ 10,753,365          4.40%
                                                                            ------------         -----
INVESTMENT COMPANIES
AIM Institutional Funds Group (c)                        $2,740,859         $  2,740,859          1.11%
                                                                            ------------         -----
TOTAL INVESTMENT COMPANIES                                                  $  2,740,859          1.11%
                                                                            ------------         -----
MASTER NOTE
Banc of America Securities LLC
   1.4124%, due 4/8/04 (d)                               $3,000,000         $  3,000,000          1.23%
                                                                            ------------         -----
TOTAL MASTER NOTE                                                           $  3,000,000          1.23%
                                                                            ------------         -----
REPURCHASE AGREEMENTS
Countrywide Securities Corp.
   1.3824%, dated 4/23/04
   due 8/2/04
   Proceeds at Maturity
   $59,007 (c)

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE     % NET ASSETS
   (Collateralized by Various
   Bonds with a Principal Amount
   of $61,658 and a Market
   Value of $60,180)                                     $   59,000         $     59,000         0.02%

Credit Suisse First Boston LLC
   1.3624%, dated 5/5/04
   due 8/2/04
   Proceeds at Maturity
   $1,500,170 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $1,516,326 and a Market
   Value of $1,530,046)                                  $1,500,000         $  1,500,000         0.61%

Lehman Brothers, Inc.
   1.3624%, dated 3/12/04
   due 8/2/04
   Proceeds at Maturity
   $9,501,079 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $12,127,296 and a Market
   Value of $9,971,832)                                  $9,500,000         $  9,500,000         3.89%

Merrill Lynch Pierce Fenner & Smith, Inc.
   1.3924%, dated 2/24/04
   due 8/2/04
   Proceeds at Maturity
   $5,000,580 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $4,979,036 and a Market
   Value of $5,250,061)                                  $5,000,000         $  5,000,000         2.04%

Morgan Stanley & Co
   1.3624%, dated 2/26/04
   due 8/2/04
   Proceeds at Maturity
   $2,500,283 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $4,513,708 and a Market
   Value of $2,621,426)                                  $2,500,000         $  2,500,000         1.02%
                                                                            ------------         ----
TOTAL REPURCHASE AGREEMENTS                                                 $ 18,559,000         7.57%
                                                                            ------------         ----

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE     % NET ASSETS
TOTAL INVESTMENTS
   (Cost $229,418,020) (d)                                                 $ 267,054,225(e)    109.52%

Liabilities in Excess of cash and Other Assets                            ($  23,215,544)       -9.52%
                                                                          --------------       ------
Net Assets                                                                 $ 243,838,681       100.00%
                                                                          ==============       ======

(a)   Non-income producing security.

(b)   Represents security, or a portion thereof, which is out on loan.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)   The cost for federal income tax purposes is $231,265,400.

(e) At July 31, 2004 net unrealized appreciation was $35,788,825, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $47,199,580 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $11,410,755

PORTFOLIO HOLDINGS
As of July 31, 2004 (unaudited)

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE     % NET ASSETS
MAINSTAY SMALL CAP VALUE FUND
COMMON STOCK
AIRLINES
Mesa Air Group, Inc. (a)                                  219,600           $  1,370,304         1.09%
                                                                            ------------         ----
TOTAL AIRLINES                                                              $  1,370,304         1.09%
                                                                            ------------         ----
AUTO COMPONENTS
Bandag, Inc.                                               24,400           $  1,089,460         0.86%
Bandag, Inc. Class A                                       13,500           $    559,575         0.44%
                                                                            ------------         ----
TOTAL AUTO COMPONENTS                                                       $  1,649,035         1.30%
                                                                            ------------         ----
BUILDING PRODUCTS
Apogee Enterprises, Inc.                                   96,135           $  1,011,340         0.80%
                                                                            ------------         ----
TOTAL BUILDING PRODUCTS                                                     $  1,011,340         0.80%
                                                                            ------------         ----
CAPITAL MARKETS
Waddell & Reed Financial, Inc. Class A                     87,000           $  1,689,540         1.34%
                                                                            ------------         ----
TOTAL CAPITAL MARKETS                                                       $  1,689,540         1.34%
                                                                            ------------         ----
CHEMICALS
Cambrex Corp.                                              74,501           $  1,642,747         1.30%
H.B. Fuller Co.                                            63,300           $  1,692,009         1.34%
Omnova Solutions, Inc. (a)                                197,800           $  1,234,272         0.98%
                                                                            ------------         ----
TOTAL CHEMICALS                                                             $  4,569,028         3.62%
                                                                            ------------         ----
COMMERCIAL BANKS
Chemical Financial Corp.                                   36,428           $  1,258,223         1.00%
Chittenden Corp.                                           53,235           $  1,808,393         1.43%
Cullen/Frost Bankers, Inc.                                 37,200           $  1,600,344         1.27%
Hudson United Bancorp                                      49,800           $  1,705,650         1.35%
S&T Bancorp, Inc.                                          29,842           $    992,843         0.79%
                                                                            ------------         ----
TOTAL COMMERCIAL BANKS                                                      $  7,365,453         5.84%
                                                                            ------------         ----
COMMERCIAL SERVICES & SUPPLIES

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE     % NET ASSETS
Banta Corp.                                                38,500           $  1,528,835         1.21%
Learning Tree International, Inc. (a)                      93,355           $  1,177,207         0.93%
                                                                            ------------         ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                        $  2,706,042         2.14%
                                                                            ------------         ----
COMMUNICATIONS EQUIPMENT
Belden CDT, Inc.                                           32,600           $    634,070         0.50%
SafeNet, Inc. (a)                                          74,100           $  2,153,346         1.71%
                                                                            ------------         ----
TOTAL COMMUNICATIONS EQUIPMENT                                              $  2,787,416         2.21%
                                                                            ------------         ----
CONSTRUCTION & ENGINEERING
Insituform Technologies, Inc. (a)                          91,921           $  1,651,821         1.31%
Integrated Electrical Services, Inc. (a)                  148,275           $  1,255,889         1.00%
                                                                            ------------         ----
TOTAL CONSTRUCTION & ENGINEERING                                            $  2,907,710         2.31%
                                                                            ------------         ----
ELECTRONIC EQUIPMENT & INSTRUMENTS
Benchmark Electronics, Inc. (a)                            45,700           $  1,306,106         1.04%
Paxar Corp. (a)                                            36,400           $    701,792         0.56%
Technitrol, Inc. (a)                                       95,200           $  1,761,200         1.40%
                                                                            ------------         ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                    $  3,769,098         3.00%
                                                                            ------------         ----
ENERGY EQUIPMENT & SERVICES
Global Industries, Ltd. (a)                               188,134           $    950,077         0.75%
Hanover Compressor Co. (a)                                113,814           $  1,336,176         1.06%
Offshore Logistics, Inc. (a)                               54,800           $  1,586,460         1.26%
Parker Drilling Co. (a)                                   363,000           $  1,401,180         1.11%
Pride International, Inc. (a)                             116,600           $  2,098,800         1.67%
                                                                            ------------         ----
TOTAL ENERGY EQUIPMENT & SERVICES                                           $  7,372,693         5.85%
                                                                            ------------         ----
FOOD PRODUCTS
American Italian Pasta Co.                                 51,228           $  1,506,616         1.20%
Interstate Bakeries Corp.                                  61,044           $    600,062         0.48%
Sensient Technologies Corp.                                52,625           $  1,086,180         0.86%
                                                                            ------------         ----
TOTAL FOOD PRODUCTS                                                         $  3,192,858         2.54%
                                                                            ------------         ----
GAS UTILITIES

NUI Corp.                                                  68,658           $    911,092         0.72%
UGI Corp.                                                  51,000           $  1,651,890         1.31%
                                                                            ------------         ----
TOTAL GAS UTILITIES                                                         $  2,562,982         2.03%
                                                                            ------------         ----
HEALTH CARE EQUIPMENT & SUPPLIES

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE     % NET ASSETS
Viasys Healthcare, Inc. (a)                                92,800           $  1,405,920         1.12%
                                                                            ------------         ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                      $  1,405,920         1.12%
                                                                            ------------         ----
HEALTH CARE PROVIDERS & SERVICES
Hooper Holmes, Inc.                                       296,775           $  1,374,068         1.09%
Pharmaceutical Product Development, Inc. (a)               47,200           $  1,654,832         1.31%
Priority Healthcare Corp. (a)                             100,400           $  2,248,960         1.78%
Renal Care Group, Inc. (a)                                 31,400           $  1,000,404         0.79%
                                                                            ------------         ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                      $  6,278,264         4.97%
                                                                            ------------         ----
HOTELS, RESTAURANTS & LEISURE
Alliance Gaming Corp. (a)                                  52,300           $    744,229         0.59%
La Quinta Corp. (a)(b)                                    232,200           $  1,778,652         1.41%
                                                                            ------------         ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                         $  2,522,881         2.00%
                                                                            ------------         ----
HOUSEHOLD DURABLES
La-Z-Boy, Inc.                                             93,948           $  1,623,421         1.29%
                                                                            ------------         ----
TOTAL HOUSEHOLD DURABLES                                                    $  1,623,421         1.29%
                                                                            ------------         ----
INSURANCE
Reinsurance Group of America, Inc.                         41,300           $  1,645,805         1.31%
Scottish Re Group Ltd.                                     88,000           $  1,795,200         1.42%
                                                                            ------------         ----
TOTAL INSURANCE                                                             $  3,441,005         2.73%
                                                                            ------------         ----
IT SERVICES
eFunds Corp. (a)                                           98,063           $  1,604,311         1.27%
Forrester Research, Inc. (a)                               65,838           $  1,175,207         0.93%
Keane, Inc. (a)                                           108,372           $  1,600,655         1.27%
                                                                            ------------         ----
TOTAL IT SERVICES                                                           $  4,380,173         3.47%
                                                                            ------------         ----
LEISURE EQUIPMENT & PRODUCTS
Arctic Cat, Inc.                                           59,400           $  1,611,522         1.28%
Callaway Golf Co.                                         127,674           $  1,404,414         1.11%
                                                                            ------------         ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                          $  3,015,936         2.39%
                                                                            ------------         ----
MACHINERY
Lydall, Inc. (a)                                           98,500           $    960,375         0.76%
Thomas Industries, Inc.                                    39,700           $  1,230,700         0.98%
Wabtec Corp.                                               86,500           $  1,574,300         1.25%
                                                                            ------------         ----
TOTAL MACHINERY                                                             $  3,765,375         2.99%
                                                                            ------------         ----

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE     % NET ASSETS
MEDIA
Mediacom Communications Corp. (a)                         132,600           $    871,182         0.69%
ProQuest Co. (a)                                           56,724           $  1,418,100         1.13%
                                                                            ------------         ----
TOTAL MEDIA                                                                 $  2,289,282         1.82%
                                                                            ------------         ----
METALS & MINING
Allegheny Technologies, Inc.                               53,000           $  1,062,650         0.84%
GrafTech International, Inc. (a)                          131,443           $  1,449,817         1.15%
                                                                            ------------         ----
TOTAL METALS & MINING                                                       $  2,512,467         1.99%
                                                                            ------------         ----
OIL & GAS
Cimarex Energy Co. (a)                                     35,425           $  1,152,375         0.91%
Houston Exploration Co. (The) (a)                          23,018           $  1,242,972         0.99%
                                                                            ------------         ----
TOTAL OIL & GAS                                                             $  2,395,347         1.90%
                                                                            ------------         ----
PAPER & FOREST PRODUCTS
Wausau-Mosinee Paper Corp.                                123,267           $  1,915,569         1.52%
                                                                            ------------         ----
TOTAL PAPER & FOREST PRODUCTS                                               $  1,915,569         1.52%
                                                                            ------------         ----
PERSONAL PRODUCTS
Playtex Products, Inc. (a)                                184,721           $  1,305,978         1.04%
                                                                            ------------         ----
TOTAL PERSONAL PRODUCTS                                                     $  1,305,978         1.04%
                                                                            ------------         ----
REAL ESTATE
CRT Properties, Inc.                                       27,800           $    600,480         0.48%
Post Properties, Inc.                                      61,300           $  1,715,787         1.36%
Sun Communities, Inc.                                      40,700           $  1,530,727         1.21%
Trammell Crow Co. (a)                                     116,100           $  1,556,901         1.24%
                                                                            ------------         ----
TOTAL REAL ESTATE                                                           $  5,403,895         4.29%
                                                                            ------------         ----
ROAD & RAIL
Quality Distribution, Inc. (a)                            131,300           $  1,562,470         1.24%
                                                                            ------------         ----
TOTAL ROAD & RAIL                                                           $  1,562,470         1.24%
                                                                            ------------         ----
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Actel Corp. (a)                                           106,221           $  1,595,439         1.27%
                                                                            ------------         ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                              $  1,595,439         1.27%
                                                                            ------------         ----
SOFTWARE
FactSet Research Systems, Inc.                             40,700           $  1,756,205         1.39%

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE     % NET ASSETS
Mentor Graphics Corp. (a)                                 127,100           $  1,499,780          1.19%
THQ, Inc. (a)                                              56,400           $  1,074,420          0.85%
                                                                            ------------         -----
TOTAL SOFTWARE                                                              $  4,330,405          3.43%
                                                                            ------------         -----
SPECIALTY RETAIL
Christopher & Banks Corp.                                 102,963           $  1,685,504          1.34%
CSK Auto Corp. (a)                                         99,273           $  1,374,931          1.09%
Hancock Fabrics, Inc.                                     102,962           $  1,188,182          0.94%
Kirkland's, Inc. (a)                                       62,000           $    651,620          0.52%
Payless ShoeSource, Inc. (a)                               25,202           $    326,114          0.26%
Steiner Leisure Ltd. (a)                                   75,400           $  1,802,814          1.43%
Too, Inc. (a)                                              89,213           $  1,336,410          1.06%
                                                                            ------------         -----
TOTAL SPECIALTY RETAIL                                                      $  8,365,575          6.64%
                                                                            ------------         -----
TEXTILES, APPAREL & LUXURY GOODS
Oshkosh B' Gosh, Inc.                                      37,759           $    846,934          0.67%
Russell Corp.                                              46,028           $    814,236          0.65%
Tommy Hilfiger Corp. (a)                                  102,100           $  1,429,400          1.13%
                                                                            ------------         -----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                      $  3,090,570          2.45%
                                                                            ------------         -----
THRIFTS & MORTGAGE FINANCE
Brookline Bancorp, Inc.                                    83,400           $  1,186,782          0.94%
Net.B@nk, Inc.                                            181,031           $  1,944,273          1.54%
                                                                            ------------         -----
TOTAL THRIFTS & MORTGAGE FINANCE                                            $  3,131,055          2.48%
                                                                            ------------         -----
TOTAL COMMON STOCK                                                          $107,284,526         85.10%
                                                                            ------------         -----
INVESTMENT COMPANIES
CAPITAL MARKETS
iShares Russell 2000 Index Fund                            51,000           $  5,610,000          4.45%
iShares Russell 2000 Value Index Fund                      35,000           $  5,743,500          4.56%
                                                                            ------------         -----
TOTAL CAPITAL MARKETS                                                       $ 11,353,500          9.01%
                                                                            ------------         -----
TOTAL INVESTMENT COMPANIES                                                  $ 11,353,500          9.01%
                                                                            ------------         -----
COMMERCIAL PAPER
American Express Credit Corp.                            $120,000           $    119,931          0.10%
  1.30% due 8/16/04

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE     % NET ASSETS
Federal Home Loan Bank                                   $2,065,000         $  2,064,861          1.64%
  1.21% due 8/2/04
UBS Finance (Delaware) LLC                               $5,540,000         $  5,539,594          4.40%
  1.32% due 8/2/04
                                                                           -------------        ------
TOTAL COMMERCIAL PAPER                                                      $  7,724,386          6.14%
                                                                           -------------        ------
TOTAL INVESTMENTS
                                                                           -------------        ------
   (Cost $123,095,248) (c)                                                  $126,362,412(d)     100.25%
                                                                           -------------        ------

Liabilities in Excess of Cash and Other Assets                             ($    336,381)        -0.25%
                                                                           -------------        ------
NET ASSETS                                                                  $126,026,031        100.00%
                                                                           =============        ======

(a)   Non-income producing security.

(b) Paired-share security represents equal ownership of La Quinta Properties, Inc. Class B and La Quinta Corp.

(c)   The cost for federal income tax purposes is $123,405,238.

(d) At July 31, 2004, net unrealized appreciation was $2,957,174, based on cost for federal income tax purposed. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $9,682,529 and aggregate unrealized depreciation for all investments on which there was an excess of cost over market value of $6,725,355.

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                                SHARES / PRINCIPAL
                                                      AMOUNT           MARKET VALUE    % NET ASSETS
MAINSTAY STRATEGIC VALUE FUND
CONVERTIBLE BOND
AIRLINES
Delta Air Lines, Inc.                              $   20,000           $    9,225            0.02%
  8%, due 6/3/2023
                                                                        ----------      ----------
TOTAL AIRLINES                                                          $    9,225            0.02%
                                                                        ----------      ----------

AUTO COMPONENTS
Goodyear Tire & Rubber Co. (The)                   $   10,000           $   11,650            0.02%
  4%, due 6/15/2034 (c)
                                                                        ----------      ----------
TOTAL AUTO COMPONENTS                                                   $   11,650            0.02%
                                                                        ----------      ----------

BIOTECHNOLOGY
Vertex Pharmaceuticals, Inc.                       $   25,000           $   23,688            0.05%
  5%, due 9/19/2007
                                                                        ----------      ----------
TOTAL BIOTECHNOLOGY                                                     $   23,688            0.05%
                                                                        ----------      ----------

CAPITAL MARKETS
Credit Suiss First Boston New York {MTN}           $  145,000           $  131,406            0.25%
  0.5%, due 3/21/2011
                                                                        ----------      ----------
TOTAL CAPITAL MARKETS                                                   $  131,406            0.25%
                                                                        ----------      ----------

COMMERCIAL BANKS
Wells Fargo & Co.                                  $  220,000           $  218,900            0.42%
  0.92875%, due 5/1/2033 (g)
                                                                        ----------      ----------
TOTAL COMMERCIAL BANKS                                                  $  218,900            0.42%
                                                                        ----------      ----------

COMMUNICATIONS EQUIPMENT
CIENA Corp.                                        $   42,000           $   36,855            0.07%
  3.75%, due 2/1/2008
Riverstone Networks, Inc.                          $   40,000           $   36,800            0.07%
  3.75%, due 12/1/2006 (c)(e)
Nortel Networks Corp.                              $   95,000           $   90,606            0.17%
  4.25%, due 9/1/2008
                                                                        ----------      ----------
TOTAL COMMUNICATIONS EQUIPMENT                                          $  164,261            0.32%
                                                                        ----------      ----------

CONSUMER FINANCE
Providian Financial Corp.                          $   45,000           $   44,325            0.09%
  3.25%, due 8/15/2005
                                                                        ----------      ----------
TOTAL CONSUMER FINANCE                                                  $   44,325            0.09%
                                                                        ----------      ----------

DIVERSIFIED TELECOMMUNICATION SERVICES
At Home Corp.                                      $  177,810           $   24,004            0.05%
  4.75%, due 12/15/2006 (e)(f)
                                                                        ----------      ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            $   24,004            0.05%
                                                                        ----------      ----------

ENERGY EQUIPMENT & SERVICES
BJ Services Co.                                    $  315,000           $  274,444            0.53%
  0.3954%, due 4/24/2022
Halliburton Co.                                    $  155,000           $  171,275            0.33%
  3.125%, due 7/15/2023
Pride International, Inc.                          $  158,700           $  187,465            0.36%
  2.5%, due 3/1/2007
                                                                        ----------      ----------
TOTAL ENERGY EQUIPMENT & SERVICES                                       $  633,184            1.22%
                                                                        ----------      ----------

FOOD & STAPLES RETAILING
Whole Foods Market, Inc.                           $  215,000           $  190,006            0.37%

MAINSTAY STRATEGIC VALUE FUND
  0%, due 3/2/2018
                                                                         ----------     ----------
TOTAL FOOD & STAPLES RETAILING                                           $  190,006           0.37%
                                                                         ----------     ----------
HEALTH CARE EQUIPMENT & SUPPLIES
ALZA Corp.                                                 $   30,000    $   23,062           0.04%
  (zero coupon), due 7/28/2020
                                                                         ----------     ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                   $   23,062           0.04%
                                                                         ----------     ----------

HEALTH CARE PROVIDERS & SERVICES
Health Management Associates, Inc.                         $   25,000    $   25,625           0.05%
  1.5%, due 8/1/2023
Laboratory Corp. of America Holdings                       $   45,000    $   32,738           0.06%
  (zero coupon), due 9/11/2021
Lincare Holdings, Inc.                                     $   40,000    $   39,648           0.08%
  3%, due 6/15/2033
Province Healthcare Co.                                    $   35,000    $   34,125           0.07%
  4.25%, due 10/10/2008
Quest Diagnostics, Inc.                                    $   50,000    $   52,188           0.10%
  1.75%, due 11/30/2021
                                                                         ----------     ----------
TOTAL HEALTH CARE PROVIDERS &  SERVICES                                  $  184,324           0.35%
                                                                         ----------     ----------

HOTELS, RESTAURANTS & LEISURE
International Game Technology                              $  200,000    $  149,250           0.29%
  (zero coupon), due 1/29/2033
                                                                         ----------     ----------
TOTAL HOTELS, RESTAURANTS & LEISURE                                      $  149,250           0.29%
                                                                         ----------     ----------

INDUSTRIAL CONGLOMERATES
Tyco International Group S.A                               $  135,000    $  192,375           0.37%
  2.75%, due 1/15/2018
                                                                         ----------     ----------
TOTAL INDUSTRIAL CONGLOMERATES                                           $  192,375           0.37%
                                                                         ----------     ----------

INSURANCE
American International Group, Inc.                         $  250,000    $  239,375           0.46%
  0.5%, due 5/15/2007
Loews Corp.                                                $   10,000    $    9,675           0.02%
  3.125%, due 9/15/2007
XL Capital Ltd.                                            $  450,000    $  289,688           0.56%
  (zero coupon), due 5/23/2021
                                                                         ----------     ----------
TOTAL INSURANCE                                                          $  538,738           1.03%
                                                                         ----------     ----------

IT SERVICES
Electronic Data Systems Corp.                              $   20,000    $   19,150           0.04%
  3.875%, due 7/15/2023
                                                                         ----------     ----------
TOTAL IT SERVICES                                                        $   19,150           0.04%
                                                                         ----------     ----------

MEDIA
Adelphia Communications Corp.                              $   10,000    $    2,050           0.00%(b)
  6%, due 2/15/2006 (e)
Walt Disney Co. (The)                                      $  135,000    $  140,062           0.27%
  2.125%, due 4/15/2023
Liberty Media Corp.                                        $   80,000    $   87,700           0.17%
  0.75%, due 3/30/2023
                                                                         ----------     ----------
TOTAL MEDIA                                                              $  229,812           0.44%
                                                                         ----------     ----------

MULTI-UTILITIES & UNREGULATED POWER
Calpine Corp.                                              $   38,000    $   30,828           0.06%
  4.75%, due 11/15/2023 (c)
                                                                         ----------     ----------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                $   30,828           0.06%
                                                                         ----------     ----------

PAPER & FOREST PRODUCTS
International Paper Co.                                    $  500,000    $  278,750           0.54%
  (zero coupon), due 6/20/2021
                                                                         ----------     ----------
TOTAL PAPER & FOREST PRODUCTS                                            $  278,750           0.54%
                                                                         ----------     ----------

MAINSTAY STRATEGIC VALUE FUND

PHARMACEUTICALS
Teva Pharmaceutical Finance N.V                                   $  135,000    $  186,975           0.36%
  0.75%, due 8/15/2021
                                                                                ----------     ----------
TOTAL PHARMACEUTICALS                                                           $  186,975           0.36%
                                                                                ----------     ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Atmel Corp.                                                       $   90,000    $   39,712           0.08%
  (zero coupon), due 5/23/2021
Cymer, Inc.                                                       $   24,000    $   22,680           0.04%
  3.5%, due 2/15/2009
Cypress Semiconductor Corp.                                       $   10,000    $   10,662           0.02%
  1.25%, due 6/15/2008
Fairchild Semiconductor International, Inc.                       $   90,000    $   89,775           0.17%
  5%, due 11/1/2008
LSI Logic Corp.                                                   $  130,000    $  127,887           0.25%
  4%, due 11/1/2006
                                                                                ----------     ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                  $  290,716           0.56%
                                                                                ----------     ----------

SPECIALTY RETAIL
Gap, Inc. (The)                                                   $   25,000    $   36,531           0.07%
  5.75%, due 3/15/2009
                                                                                ----------     ----------
TOTAL SPECIALTY RETAIL                                                          $   36,531           0.07%
                                                                                ----------     ----------
TOTAL CONVERTIBLE BOND                                                          $3,611,160           6.95%
                                                                                ----------     ----------

CONVERTIBLE PREFERRED STOCK
AEROSPACE & DEFENSE
Northrop Grumman Corp. 7.25%(h)                                        1,600    $  168,128           0.32%
                                                                                ----------     ----------
TOTAL AEROSPACE & DEFENSE                                                       $  168,128           0.32%
                                                                                ----------     ----------

AUTOMOBILES
Ford Motor Co. Captital Trust II 6.5%                                  2,000    $  106,900           0.21%
General Motors Corp. 6.25% Series C                                    5,100    $  143,412           0.28%
                                                                                ----------     ----------
TOTAL AUTOMOBILES                                                               $  250,312           0.48%
                                                                                ----------     ----------

CONTAINERS & PACKAGING
Temple-Inland, Inc. 7.5%                                               2,800    $  162,652           0.31%
                                                                                ----------     ----------
TOTAL CONTAINERS & PACKAGING                                                    $  162,652           0.31%
                                                                                ----------     ----------

DIVERSIFIED FINANCIAL SERVICES
Pacific & Atlantic (Holdings), Inc. 7.5% Class A (d)(i)(j)(k)            422    $        4           0.00%(b)
                                                                                ----------     ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                            $        4           0.00%
                                                                                ----------     ----------

DIVERSIFIED TELECOMMUNICATION SERVICES
CenturyTel, Inc. 6.875%                                                6,000    $  149,400           0.29%
                                                                                ----------     ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                    $  149,400           0.29%
                                                                                ----------     ----------

HEALTH CARE PROVIDERS & SERVICES
QuadraMed Corp. (c)                                                    2,500    $   58,750           0.11%
                                                                                ----------     ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                          $   58,750           0.11%
                                                                                ----------     ----------

INSURANCE
Hartford Financial Services Group, Inc. (The) 7.00%                    2,900    $  183,222           0.35%
Prudential Financial, Inc. 6.75%                                       1,900    $  133,266           0.26%
                                                                                ----------     ----------
TOTAL INSURANCE                                                                 $  316,488           0.61%
                                                                                ----------     ----------

MACHINERY
Cummins Capital Trust I 7%                                             1,900    $  148,438           0.29%
                                                                                ----------     ----------
TOTAL MACHINERY                                                                 $  148,438           0.29%
                                                                                ----------     ----------

PAPER & FOREST PRODUCTS

MAINSTAY STRATEGIC VALUE FUND

International Paper Capital Trust 5.25%                                   3,800    $  189,050           0.36%
                                                                                   ----------     ----------
TOTAL PAPER & FOREST PRODUCTS                                                      $  189,050           0.36%
                                                                                   ----------     ----------

THRIFTS & MORTGAGE FINANCE
PMI Group, Inc. (The) 5.875%                                              6,400    $  168,640           0.32%
                                                                                   ----------     ----------
TOTAL THRIFTS & MORTGAGE FINANCE                                                   $  168,640           0.32%
                                                                                   ----------     ----------

WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc. {PP} 12% (d)(i)(k)                                438    $    4,928           0.01%
                                                                                   ----------     ----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                          $    4,928           0.01%
                                                                                   ----------     ----------
TOTAL CONVERTIBLE PREFERRED STOCK                                                  $1,616,790           3.10%
                                                                                   ----------     ----------
CORPORATE BONDS
AEROSPACE & DEFENSE
BE Aerospace, Inc. Series B                                          $   10,000    $    9,650           0.02%
  8%, due 3/1/2008
BE Aerospace, Inc. Series B                                          $   50,000    $   48,750           0.09%
  8.875%, due 5/1/2011
Northwest Airlines, Inc. Series 1996-1                               $   32,014    $   20,955           0.04%
  8.97%, due 1/2/2015
Sequa Corp. Series B                                                 $   50,000    $   53,250           0.10%
  8.875%, due 4/1/2008
                                                                                   ----------     ----------
TOTAL AEROSPACE & DEFENSE                                                          $  132,605           0.26%
                                                                                   ----------     ----------

AIRLINES
American Airlines, Inc. Series 2001-2 Class B                        $   45,000    $   40,476           0.08%
  8.608%, due 4/1/2011
Delta Air Lines, Inc.                                                $   20,000    $    7,500           0.01%
  10.375%, due 12/15/2022
Delta Air Lines, Inc.                                                $  144,000    $   48,960           0.09%
  8.3%, due 12/15/2029
Delta Air Lines, Inc.                                                $   20,000    $    8,800           0.02%
  10.%, due 8/15/2008 (c)
Northwest Airlines, Inc.                                             $   45,000    $   33,750           0.07%
  9.875%, due 3/15/2007
Northwest Airlines Corp.                                             $   55,000    $   37,950           0.07%
  10.%, due 2/1/2009
Northwest Airlines, Inc.                                             $   10,000    $    8,100           0.02%
  8.875%, due 6/1/2006
                                                                                   ----------     ----------
TOTAL AIRLINES                                                                     $  185,536           0.36%
                                                                                   ----------     ----------

AUTO COMPONENTS
Dana Corp.                                                           $   25,000    $   24,750           0.05%
  7%, due 3/1/2029
Goodyear Tire & Rubber Co. (The)                                     $   15,000    $   14,100           0.03%
  6.375%, due 3/15/2008
Goodyear Tire & Rubber Co. (The)                                     $   30,000    $   30,750           0.06%
  8.5%, due 3/15/2007
Goodyear Tire & Rubber Co. (The)                                     $   30,000    $   27,900           0.05%
  7.857%, due 8/15/2011
Goodyear Tire & Rubber Co. (The) {PP}                                $  115,000    $  129,375           0.25%
  11%, due 3/1/2011 (k)
Tenneco Automotive, Inc. Series B                                    $   20,000    $   22,800           0.04%
  10.25%, due 7/15/2013
                                                                                   ----------     ----------
TOTAL AUTO COMPONENTS                                                              $  249,675           0.48%
                                                                                   ----------     ----------

BUILDING PRODUCTS
Dayton Superior Corp.                                                $   55,000    $   56,375           0.11%
  10.75%, due 9/15/2008
ERICO International Corp. 144A                                       $   10,000    $   10,250           0.02%
  8.875%, due 3/1/2012 (c)
Interline Brands, Inc.                                               $   40,000    $   44,200           0.09%

MAINSTAY STRATEGIC VALUE FUND

  11.5%, due 5/15/2011
MMI Products, Inc. Series B                                          $   25,000    $   24,625           0.05%
  11.25%, due 4/15/2007
                                                                                   ----------     ----------
TOTAL BUILDING PRODUCTS                                                            $  135,450           0.26%
                                                                                   ----------     ----------

CAPITAL MARKETS
LaBranche & Co., Inc. 144A                                           $   25,000    $   24,750           0.05%
  9.5%, due 5/15/2009
LaBranche & Co., Inc. 144A                                           $   70,000    $   70,700           0.14%
  11%, due 5/15/2012
                                                                                   ----------     ----------
TOTAL CAPITAL MARKETS                                                              $   95,450           0.18%
                                                                                   ----------     ----------

CHEMICALS
Equistar Chemicals, LP/Equistar Funding Corp.                        $   60,000    $   66,600           0.13%
  10.625%, due 5/1/2011
FMC Corp.                                                            $   45,000    $   51,975           0.10%
  10.25%, due 11/1/2009
Lyondell Chemical Co.                                                $   55,000    $   60,294           0.12%
  10.5%, due 6/1/2013
Millennium America, Inc.                                             $   20,000    $   20,500           0.04%
  7%, due 11/15/2006
Millennium America, Inc.                                             $   34,000    $   29,750           0.06%
  7.625%, due 11/15/2026
Sovereign Specialty Chemicals, Inc.                                  $   47,000    $   48,410           0.09%
  11.875%, due 3/15/2010
Terra Capital, Inc.                                                  $   73,000    $   87,235           0.17%
  12.875%, due 10/15/2008
                                                                                   ----------     ----------
TOTAL CHEMICALS                                                                    $  364,764           0.70%
                                                                                   ----------     ----------

COMMERCIAL BANKS
UGS Corp. 144A                                                       $   50,000    $   53,000           0.10%
  10.%, due 6/1/2012
                                                                                   ----------     ----------
TOTAL COMMERCIAL BANKS                                                             $   53,000           0.10%
                                                                                   ----------     ----------

COMMERCIAL SERVICES & SUPPLIES
American Color Graphics, Inc.                                        $   20,000    $   18,300           0.04%
  10.%, due 6/15/2010
Geo Sub Corp. 144A                                                   $   60,000    $   60,300           0.12%
  11%, due 5/15/2012
Language Line, Inc. 144A                                             $   60,000    $   60,750           0.12%
  11.125%, due 6/15/2012
MemberWorks, Inc. 144A                                               $   65,000    $   65,000           0.13%
  9.25%, due 4/1/2014
Phoenix Color Corp.                                                  $   65,000    $   62,075           0.12%
  10.375%, due 2/1/2009
Protection One Alarm Monitoring, Inc.                                $   50,000    $   47,500           0.09%
  7.375%, due 8/15/2005 (e)
Chemed Corp. 144A                                                    $   75,000    $   74,250           0.14%
  8.75%, due 2/24/2011
                                                                                   ----------     ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                               $  388,175           0.75%
                                                                                   ----------     ----------

COMMUNICATIONS EQUIPMENT
Lucent Technologies, Inc.                                            $   29,000    $   29,943           0.06%
  7.25%, due 7/15/2006
Lucent Technologies, Inc.                                            $   15,000    $   14,175           0.03%
  5.5%, due 11/15/2008
Lucent Technologies, Inc.                                            $  144,000    $  109,800           0.21%
  6.45%, due 3/15/2029
                                                                                   ----------     ----------
TOTAL COMMUNICATIONS EQUIPMENT                                                     $  153,918           0.30%
                                                                                   ----------     ----------

CONSTRUCTION & ENGINEERING
Amsted Industries, Inc.                                              $   50,000    $   54,000           0.10%
  10.25%, due 10/15/2011 (c)

MAINSTAY STRATEGIC VALUE FUND

J. Ray McDermott, S.A                                                $   70,000    $   71,575           0.14%
  11%, due 12/15/2013 (c)
Shaw Group, Inc. (The)                                               $   65,000    $   64,350           0.12%
  10.75%, due 3/15/2010
URS Corp.                                                            $   36,000    $   41,220           0.08%
  11.5%, due 9/15/2009
                                                                                   ----------     ----------
TOTAL CONSTRUCTION & ENGINEERING                                                   $  231,145           0.44%
                                                                                   ----------     ----------

CONTAINERS & PACKAGING
Consolidated Container Co. LLC                                       $   65,000    $   52,000           0.10%
  (zero coupon), due 6/15/2009 (c)
Owens-Brockway Glass Container, Inc.                                 $   15,000    $   15,713           0.03%
  8.25%, due 5/15/2013
Owens-Illinois, Inc.                                                 $   65,000    $   67,763           0.13%
  8.1%, due 5/15/2007
Owens-Illinois, Inc.                                                 $    1,000    $    1,025           0.00%
  7.15%, due 5/15/2005
Owens-Illinois, Inc.                                                 $   63,000    $   60,637           0.12%
  7.8%, due 5/15/2018
Tekni-Plex, Inc. 144A                                                $   20,000    $   19,375           0.04%
  8.75%, due 11/15/2013 (c)
                                                                                   ----------     ----------
TOTAL CONTAINERS & PACKAGING                                                       $  216,513           0.42%
                                                                                   ----------     ----------

DIVERSIFIED FINANCIAL SERVICES
Caithness Coso Funding Corp. Series B                                $   44,556    $   49,011           0.09%
  9.05%, due 12/15/2009
Dollar Financial Group, Inc.                                         $   15,000    $   16,050           0.03%
  9.75%, due 11/15/2011
FINOVA Group, Inc. (The)                                             $   57,959    $   32,747           0.06%
  7.5%, due 11/15/2009
IPC Acquisition Corp.                                                $   65,000    $   71,500           0.14%
  11.5%, due 12/15/2009
National Beef Packing Co. LLC/NB Finance Corp. Series REGS           $   40,000    $   41,700           0.08%
  10.5%, due 8/1/2011
Pharma Services Intermediate Holding Corp. 144A                      $   70,000    $   39,900           0.08%
  (zero coupon), due 4/1/2014 (c)
UCAR Finance, Inc.                                                   $   55,000    $   61,600           0.12%
  10.25%, due 2/15/2012
                                                                                   ----------     ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                               $  312,508           0.60%
                                                                                   ----------     ----------

DIVERSIFIED TELECOMMUNICATION SERVICES
COLO.com, Inc. 144A {Default 12/11/01}                               $   82,000    $        8           0.00%(b)
  13.875%, due 3/15/2010 (c)(d)(e)(i)(m)
Mountain States Telephone & Telegraph Co.                            $   25,000    $   24,688           0.05%
  7.375%, due 5/1/2030 (d)
Qwest Communications International, Inc.                             $   40,000    $   38,600           0.07%
  7.25%, due 2/15/2011 (c)
Qwest Communications International, Inc. Series B                    $   50,000    $   46,000           0.09%
  7.5%, due 11/1/2008
Qwest Communications International, Inc. 144A                        $   15,000    $   14,025           0.03%
  7.5%, due 2/15/2014 (c)
Qwest Corp. 144A                                                     $   25,000    $   27,500           0.05%
  9.125%, due 3/15/2012 (c)
Qwest Services Corp. 144A                                            $   30,000    $   34,275           0.07%
  13.5%, due 12/15/2007 (c)
Qwest Services Corp. 144A                                            $   83,000    $   97,214           0.19%
  14%, due 12/15/2010 (c)
Qwest Services Corp. 144A                                            $   40,000    $   48,000           0.09%
  14%, due 12/15/2014 (c)
TSI Telecommunication Services, Inc. Series B                        $   65,000    $   69,875           0.13%
  12.75%, due 2/1/2009
Qwest Corp.                                                          $   15,000    $   13,087           0.03%
  7.25%, due 9/15/2025
Qwest Corp.                                                          $   55,000    $   48,675           0.09%

MAINSTAY STRATEGIC VALUE FUND

  7.5%, due 6/15/2023
Qwest Corp.                                                          $   30,000    $   29,025           0.06%
  8.875%, due 6/1/2031
                                                                                   ----------     ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                       $  490,972           0.94%
                                                                                   ----------     ----------

ELECTRIC UTILITIES
Cedar Brakes II LLC                                                  $  118,027    $  122,748           0.24%
  9.875%, due 9/1/2013
Mirant Americas Generation LLC                                       $   65,000    $   51,025           0.10%
  9.125%, due 5/1/2031 (e)
Mirant Americas Generation LLC                                       $   40,000    $   31,600           0.06%
  8.5%, due 10/1/2021 (e)
Southern California Edison Co.                                       $   45,000    $   49,781           0.10%
  8%, due 2/15/2007
                                                                                   ----------     ----------
TOTAL ELECTRIC UTILITIES                                                           $  255,154           0.49%
                                                                                   ----------     ----------

ELECTRICAL EQUIPMENT
Knowles Electronics Holdings, Inc.                                   $   55,000    $   57,750           0.11%
  13.125%, due 10/15/2009
Sensus Metering Systems, Inc.                                        $   10,000    $    9,800           0.02%
  8.625%, due 12/15/2013 (c)
                                                                                   ----------     ----------
TOTAL ELECTRICAL EQUIPMENT                                                         $   67,550           0.13%
                                                                                   ----------     ----------

ENERGY EQUIPMENT & SERVICES
El Paso Natural Gas Co. Series A                                     $   40,000    $   41,600           0.08%
  7.625%, due 8/1/2010
Lone Star Technologies, Inc. Series B                                $   65,000    $   68,250           0.13%
  9%, due 6/1/2011
Parker Drilling Co. Series B                                         $   50,000    $   52,625           0.10%
  10.125%, due 11/15/2009
Parker Drilling Co.                                                  $    5,000    $    5,250           0.01%
  9.625%, due 10/1/2013
Pride International, Inc. 144A                                       $   60,000    $   61,875           0.12%
  7.375%, due 7/15/2014 (c)
Trico Marine Services, Inc.                                          $   70,000    $   36,750           0.07%
  8.875%, due 5/15/2012 (e)
                                                                                   ----------     ----------
TOTAL ENERGY EQUIPMENT & SERVICES                                                  $  266,350           0.51%
                                                                                   ----------     ----------

FOOD PRODUCTS
Seminis, Inc.                                                        $   30,000    $   32,850           0.06%
  10.25%, due 10/1/2013
Swift & Co.                                                          $   30,000    $   32,250           0.06%
  10.125%, due 10/1/2009
Swift & Co.                                                          $   45,000    $   48,038           0.09%
  12.5%, due 1/1/2010
                                                                                   ----------     ----------
TOTAL FOOD PRODUCTS                                                                $  113,138           0.22%
                                                                                   ----------     ----------

GAS UTILITIES
ANR Pipeline, Inc.                                                   $   70,000    $   79,450           0.15%
  9.625%, due 11/1/2021
Gulfterra Energy Partners, L.P. Series B                             $   38,000    $   41,610           0.08%
  8.5%, due 6/1/2010
Southern Natural Gas Co.                                             $   45,000    $   41,175           0.08%
  7.35%, due 2/15/2031
Transcontinental Gas Pipe Line Corp.                                 $   50,000    $   50,000           0.10%
  7.25%, due 12/1/2026
Transcontinental Gas Pipe Line Corp. Series B                        $   30,000    $   31,725           0.06%
  7%, due 8/15/2011
                                                                                   ----------     ----------
TOTAL GAS UTILITIES                                                                $  243,960           0.47%
                                                                                   ----------     ----------

HEALTH CARE EQUIPMENT & SUPPLIES
Fisher Scientific International, Inc.                                $    5,000    $    5,469           0.01%
  8.125%, due 5/1/2012

MAINSTAY STRATEGIC VALUE FUND

Fisher Scientific International, Inc.                                $   75,000    $   82,031           0.16%
  8%, due 9/1/2013
                                                                                   ----------     ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                             $   87,500           0.17%
                                                                                   ----------     ----------

HEALTH CARE PROVIDERS & SERVICES
AmeriPath, Inc.                                                      $   55,000    $   55,825           0.11%
  10.5%, due 4/1/2013
Ardent Health Services, Inc.                                         $   30,000    $   32,550           0.06%
  10.%, due 8/15/2013
HCA, Inc.                                                            $  104,000    $   96,761           0.19%
  7.5%, due 11/15/2095
Caremark Rx, Inc.                                                    $   69,000    $   73,811           0.14%
  7.375%, due 10/1/2006
National Nephrology Associates, Inc.                                 $   15,000    $   17,306           0.03%
  9%, due 11/1/2011 (c)
Quintiles Transnational Corp.                                        $   75,000    $   77,063           0.15%
  10.%, due 10/1/2013
                                                                                   ----------     ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                             $  353,316           0.68%
                                                                                   ----------     ----------

HOTELS, RESTAURANTS & LEISURE
Gaylord Entertainment Co.                                            $   10,000    $   10,288           0.02%
  8%, due 11/15/2013
Hollywood Casino Shreveport Capital Corp.                            $    5,000    $    4,000           0.01%
  13%, due 8/1/2006 (e)
ITT Corp.                                                            $   96,000    $   98,160           0.19%
  7.375%, due 11/15/2015 (n)
Jacobs Entertainment, Inc.                                           $   25,000    $   28,125           0.05%
  11.875%, due 2/1/2009
Six Flags, Inc.                                                      $   30,000    $   27,750           0.05%
  9.75%, due 4/15/2013
Six Flags, Inc.                                                      $   10,000    $    9,275           0.02%
  9.625%, due 6/1/2014
Trump Atlantic City Associates                                       $   70,000    $   61,600           0.12%
  11.25%, due 5/1/2006
Venetian Casino Resort LLC                                           $   19,000    $   21,660           0.04%
  11%, due 6/15/2010
                                                                                   ----------     ----------
TOTAL HOTELS, RESTAURANTS & LEISURE                                                $  260,858           0.50%
                                                                                   ----------     ----------

HOUSEHOLD DURABLES
Fedders North America, Inc.                                          $   20,000    $   16,500           0.03%
  9.875%, due 3/1/2014 (c)
Foamex L.P.                                                          $   30,000    $   29,400           0.06%
  10.75%, due 4/1/2009
                                                                                   ----------     ----------
TOTAL HOUSEHOLD DURABLES                                                           $   45,900           0.09%
                                                                                   ----------     ----------

INSURANCE
Crum & Forster                                                       $   50,000    $   54,250           0.10%
  10.375%, due 6/15/2013
Fremont General Corp. Series B                                       $   55,000    $   53,900           0.10%
  7.875%, due 3/17/2009
Lumbermens Mutual Casualty                                           $  155,000    $    3,875           0.01%
  9.15%, due 7/1/2026 (c)(e)
Lumbermens Mutual Casualty                                           $    5,000    $      125           0.00%(b)
  8.45%, due 12/1/2097 (c)(e)
                                                                                   ----------     ----------
TOTAL INSURANCE                                                                    $  112,150           0.21%
                                                                                   ----------     ----------

INTERNET SOFTWARE & SERVICES
Globix Corp. 144A                                                    $   15,440    $   13,896           0.03%
  11%, due 5/1/2008 (c)(d)(j)
                                                                                   ----------     ----------
TOTAL INTERNET SOFTWARE & SERVICES                                                 $   13,896           0.03%
                                                                                   ----------     ----------

IT SERVICES
Electronic Data Systems Corp.                                        $   10,000    $   10,444           0.02%

MAINSTAY STRATEGIC VALUE FUND

  7.125%, due 10/15/2009
Electronic Data Systems Corp.                                        $   25,000    $   23,709           0.05%
  7.45%, due 10/15/2029
Electronic Data Systems Corp. Series B                               $   25,000    $   24,102           0.05%
  6%, due 8/1/2013
Unisys Corp.                                                         $   50,000    $   50,750           0.10%
  6.875%, due 3/15/2010
                                                                                   ----------     ----------
TOTAL IT SERVICES                                                                  $  109,005           0.21%
                                                                                   ----------     ----------

MACHINERY
Mark IV Industries, Inc.                                             $   86,000    $   81,055           0.16%
  7.5%, due 9/1/2007
Mueller Group, Inc. 144A                                             $   35,000    $   36,750           0.07%
  10.%, due 5/1/2012 (c)
Thermadyne Holdings Corp.                                            $   25,000    $   25,000           0.05%
  9.25%, due 2/1/2014
Titan International, Inc.                                            $   25,000    $   25,375           0.05%
  8.75%, due 4/1/2007
                                                                                   ----------     ----------
TOTAL MACHINERY                                                                    $  168,180           0.32%
                                                                                   ----------     ----------

MEDIA
Adelphia Communications Corp.                                        $   20,000    $   17,500           0.03%
  9.375%, due 11/15/2009 (e)
Adelphia Communications Corp.                                        $   75,000    $   66,750           0.13%
  10.25%, due 6/15/2011 (e)
Adelphia Communications Corp.                                        $   60,000    $   51,600           0.10%
  10.25%, due 11/1/2006 (e)
Allbritton Communications Co.                                        $   35,000    $   34,563           0.07%
  7.75%, due 12/15/2012
American Media Operations, Inc.                                      $   45,000    $   44,663           0.09%
  8.875%, due 1/15/2011
Dex Media East LLC                                                   $   10,000    $   11,850           0.02%
  12.125%, due 11/15/2012
FrontierVision Operating Partners L.P.                               $  120,000    $  147,600           0.28%
  11%, due 10/15/2006 (e)
Hollinger Participation Trust                                        $   37,120    $   43,430           0.08%
  12.125%, due 11/15/2010 (c)(j)
Houghton Mifflin Co.                                                 $   55,000    $   56,925           0.11%
  7.2%, due 3/15/2011
LCE Aquisition Corp.                                                 $   25,000    $   24,625           0.05%
  9%, due 8/1/2014 (c)
Morris Publishing Group LLC                                          $   45,000    $   43,875           0.08%
  7%, due 8/1/2013
Paxson Communications Corp.                                          $   50,000    $   51,000           0.10%
  10.75%, due 7/15/2008
Paxson Communications Corp.                                          $   95,000    $   82,888           0.16%
  0%, due 1/15/2009
Radio One, Inc. Series B                                             $   40,000    $   44,200           0.09%
  8.875%, due 7/1/2011
Spanish Broadcasting System, Inc.                                    $   25,000    $   26,313           0.05%
  9.625%, due 11/1/2009
United Artists Theatres Circuit, Inc. Series 1995-A                  $    9,434    $    9,623           0.02%
  9.3%, due 7/1/2015
Vertis, Inc.                                                         $   40,000    $   43,700           0.08%
  9.75%, due 4/1/2009
WMG Aquistion Corp.                                                  $   25,000    $   23,875           0.05%
  7.375%, due 4/15/2014 (c)
Young Broadcasting, Inc.                                             $   20,000    $   20,950           0.04%
  8.5%, due 12/15/2008
Ziff Davis Media, Inc. Series B                                      $   40,891    $   40,940           0.08%
  12%, due 8/12/2009 (j)
                                                                                   ----------     ----------
TOTAL MEDIA                                                                        $  886,870           1.70%
                                                                                   ----------     ----------

METALS & MINING

MAINSTAY STRATEGIC VALUE FUND

AK Steel Corp.                                                       $   30,000    $   27,750           0.05%
  7.75%, due 6/15/2012
Allegheny Ludlum Corp.                                               $   30,000    $   27,300           0.05%
  6.95%, due 12/15/2025
Allegheny Technologies, Inc.                                         $   40,000    $   41,600           0.08%
  8.375%, due 12/15/2011
Commonwealth Industries, Inc.                                        $   34,000    $   34,170           0.07%
  10.75%, due 10/1/2006
United States Steel LLC                                              $   35,000    $   40,513           0.08%
  10.75%, due 8/1/2008
                                                                                   ----------     ----------
TOTAL METALS & MINING                                                              $  171,333           0.33%
                                                                                   ----------     ----------

MULTILINE RETAIL
Kmart Corp. Series 1995 Class K3                                     $   24,589    $    8,852           0.02%
  8.54%, due 1/2/2015 (e)
                                                                                   ----------     ----------
TOTAL MULTILINE RETAIL                                                             $    8,852           0.02%
                                                                                   ----------     ----------

MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The)                                                      $   85,000    $   92,863           0.18%
  9%, due 5/15/2015 (c)
AES Corp. (The)                                                      $   45,000    $   43,763           0.08%
  7.75%, due 3/1/2014
AES Eastern Energy LP Series 1999-A                                  $  122,299    $  136,975           0.26%
  9%, due 1/2/2017
Calpine Corp.                                                        $   15,000    $   10,200           0.02%
  8.75%, due 7/15/2007
Calpine Corp.                                                        $   25,000    $   15,250           0.03%
  7.75%, due 4/15/2009
Calpine Corp. 144A                                                   $  128,000    $  103,040           0.20%
  8.5%, due 7/15/2010
Dynegy Holdings, Inc.                                                $   90,000    $   98,325           0.19%
  9.875%, due 7/15/2010 (c)
Dynegy Holdings, Inc.                                                $   35,000    $   38,588           0.07%
  10.125%, due 7/15/2013 (c)
NRG Energy, Inc.                                                     $   75,000    $   76,685           0.15%
  8%, due 12/15/2013 (c)
PG&E National Energy Group, Inc.                                     $   59,000    $   39,678           0.08%
  10.375%, due 5/16/2011 (e)
Reliant Energy, Inc.                                                 $   15,000    $   15,975           0.03%
  9.25%, due 7/15/2010
Salton Sea Funding Corp. Series E                                    $   33,999    $   36,439           0.07%
  8.3%, due 5/30/2011
Tiverton/Rumford Power Associates Ltd., L.P.                         $   62,583    $   46,624           0.09%
  9%, due 7/15/2018 (c)
                                                                                   ----------     ----------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                          $  754,405           1.45%
                                                                                   ----------     ----------

OIL & GAS
EXCO Resources, Inc.                                                 $   40,000    $   41,400           0.08%
  7.25%, due 1/15/2011
El Paso Corp. {MTN}                                                  $   50,000    $   48,500           0.09%
  6.95%, due 12/15/2007
El Paso Energy Partners LP Series B                                  $   44,000    $   48,180           0.09%
  8.5%, due 6/1/2011
El Paso Production Holding Co.                                       $  135,000    $  128,588           0.25%
  7.75%, due 6/1/2013
Energy Corp. of America Series A                                     $   56,000    $   53,760           0.10%
  9.5%, due 5/15/2007
Forest Oil Corp.                                                     $   50,000    $   54,125           0.10%
  8%, due 6/15/2008
Mission Resources Corp.                                              $   10,000    $   10,600           0.02%
  9.875%, due 4/1/2011 (c)
Newfield Exploration Co.                                             $    5,000    $    5,400           0.01%
  7.625%, due 3/1/2011
Newfield Exploration Co.                                             $    5,000    $    5,400           0.01%

MAINSTAY STRATEGIC VALUE FUND

  8.375%, due 8/15/2012
Northwest Pipeline Corp.                                             $   55,000    $   53,900           0.10%
  7.125%, due 12/1/2025
Plains Exploration & Production Co. Series B                         $   10,000    $   11,000           0.02%
  8.75%, due 7/1/2012
Tennessee Gas Pipeline Co.                                           $   25,000    $   25,875           0.05%
  7%, due 3/15/2027
Tennessee Gas Pipeline Co.                                           $   25,000    $   23,250           0.05%
  7.625%, due 4/1/2037
Tennessee Gas Pipeline Co.                                           $   25,000    $   22,219           0.04%
  7%, due 10/15/2028
Tennessee Gas Pipeline Co.                                           $   10,000    $    9,975           0.02%
  8.375%, due 6/15/2032
Vintage Petroleum, Inc.                                              $   60,000    $   64,350           0.12%
  8.25%, due 5/1/2012
Westport Resources Corp.                                             $   50,000    $   57,292           0.11%
  8.25%, due 11/1/2011
                                                                                   ----------     ----------
TOTAL OIL & GAS                                                                    $  663,814           1.27%
                                                                                   ----------     ----------

PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                                                $  120,000    $  127,200           0.24%
  8.625%, due 4/30/2025
Georgia-Pacific Corp.                                                $   10,000    $   10,000           0.02%
  7.75%, due 11/15/2029
Georgia-Pacific Corp.                                                $  110,000    $  122,925           0.24%
  8.875%, due 5/15/2031
Georgia-Pacific Corp.                                                $  110,000    $  126,225           0.24%
  8.875%, due 2/1/2010
Georgia-Pacific Corp.                                                $   20,000    $   23,200           0.05%
  9.375%, due 2/1/2013
Georgia-Pacific Corp.                                                $   55,000    $   57,338           0.11%
  8%, due 1/15/2024
Pope & Talbot, Inc.                                                  $   60,000    $   61,800           0.12%
  8.375%, due 6/1/2013
                                                                                   ----------     ----------
TOTAL PAPER & FOREST PRODUCTS                                                      $  528,688           1.02%
                                                                                   ----------     ----------

PERSONAL PRODUCTS
Herbalife International, Inc.                                        $   35,000    $   39,638           0.08%
  11.75%, due 7/15/2010
                                                                                   ----------     ----------
TOTAL PERSONAL PRODUCTS                                                            $   39,638           0.08%
                                                                                   ----------     ----------

PHARMACEUTICALS
Valeant Pharmaceuticals International                                $   10,000    $    9,850           0.02%
  7%, due 12/15/2011 (c)
WH Holdings Ltd./WH Capital Corp.                                    $   25,000    $   26,125           0.05%
  9.5%, due 4/1/2011
                                                                                   ----------     ----------
TOTAL PHARMACEUTICALS                                                              $   35,975           0.07%
                                                                                   ----------     ----------

REAL ESTATE
American Real Estate Partners LP/American Real Estate Finan          $   75,000    $   76,875           0.15%
  8.125%, due 6/1/2012 (c)
CB Richard Ellis Services, Inc.                                      $   66,000    $   75,570           0.15%
  11.25%, due 6/15/2011
CB Richard Ellis Services, Inc.                                      $   24,000    $   26,400           0.05%
  9.75%, due 5/15/2010
Crescent Real Estate Equities L.P.                                   $   68,000    $   69,020           0.13%
  7.5%, due 9/15/2007
Felcor Lodging LP                                                    $    9,000    $    9,506           0.02%
  10.%, due 9/15/2008
Omega Healthcare Investors, Inc.                                     $   65,000    $   61,913           0.12%
  7%, due 4/1/2014 (c)
                                                                                   ----------     ----------
TOTAL REAL ESTATE                                                                  $  319,284           0.61%
                                                                                   ----------     ----------

MAINSTAY STRATEGIC VALUE FUND

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Amkor Technology, Inc.                                               $   30,000    $   28,125           0.05%
  10.5%, due 5/1/2009
Amkor Technology, Inc.                                               $    5,000    $    4,275           0.01%
  7.75%, due 5/15/2013
Amkor Technology, Inc.                                               $   40,000    $   33,900           0.07%
  7.125%, due 3/15/2011 (c)
Amkor Technology, Inc.                                               $    5,000    $    4,275           0.01%
  7.125%, due 3/15/2011
ON Semiconductor Corp.                                               $   15,000    $   16,913           0.03%
  13%, due 5/15/2008
                                                                                   ----------     ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                     $   87,488           0.17%
                                                                                   ----------     ----------

SPECIALTY RETAIL
Rent-Way, Inc.                                                       $   40,000    $   44,000           0.08%
  11.875%, due 6/15/2010
Stratus Technologies, Inc.                                           $   20,000    $   19,400           0.04%
  10.375%, due 12/1/2008 (c)
Williams Scotsman, Inc.                                              $   40,000    $   43,400           0.08%
  10.%, due 8/15/2008
                                                                                   ----------     ----------
TOTAL SPECIALTY RETAIL                                                             $  106,800           0.20%
                                                                                   ----------     ----------

TOBACCO
Commonwealth Brands, Inc.                                            $   35,000    $   36,750           0.07%
  9.75%, due 4/15/2008 (c)
Commonwealth Brands, Inc.                                            $   35,000    $   36,750           0.07%
  10.625%, due 9/1/2008 (c)
                                                                                   ----------     ----------
TOTAL TOBACCO                                                                      $   73,500           0.14%
                                                                                   ----------     ----------

TRANSPORTATION INFRASTRUCTURE
Great Lakes Dredge & Dock Corp.                                      $    5,000    $    4,075           0.01%
  7.75%, due 12/15/2013
                                                                                   ----------     ----------
TOTAL TRANSPORTATION INFRASTRUCTURE                                                $    4,075           0.01%
                                                                                   ----------     ----------

WIRELESS TELECOMMUNICATION SERVICES
Alamosa Delaware, Inc.                                               $   20,000    $   21,950           0.04%
  11%, due 7/31/2010
Alamosa Delaware, Inc.                                               $   50,000    $   48,875           0.09%
  0%, due 7/31/2009
American Tower Escrow Corp.                                          $   50,000    $   37,125           0.07%
  0%, due 8/1/2008
Loral CyberStar, Inc.                                                $   53,000    $   39,745           0.08%
  10.%, due 7/15/2006 (e)
Rural Cellular Corp.                                                 $   15,000    $   15,375           0.03%
  8.25%, due 3/15/2012 (c)
Triton PCS, Inc.                                                     $    5,000    $    4,650           0.01%
  8.5%, due 6/1/2013
US Unwired, Inc.                                                     $   30,000    $   30,525           0.06%
  10.%, due 6/15/2012 (c)
                                                                                   ----------     ----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                          $  198,245           0.38%
                                                                                   ----------     ----------
TOTAL CORPORATE BONDS                                                              $8,985,635          17.24%
                                                                                   ----------     ----------
FOREIGN CORPORATE BONDS
AEROSPACE & DEFENSE
Heckler & Koch GmbH                                                  E   40,000    $   50,084           0.10%
  9.25%, due 7/15/2011 (c)
                                                                                   ----------     ----------
TOTAL AEROSPACE & DEFENSE                                                          $   50,084           0.10%
                                                                                   ----------     ----------

BROADCASTING & PUBLISHING
Telenet Communications NV                                            $   25,000    $   30,249           0.06%
  9%, due 12/15/2013 (c)

MAINSTAY STRATEGIC VALUE FUND

                                                                                   ----------     ----------
TOTAL BROADCASTING & PUBLISHING                                                    $   30,249           0.06%
                                                                                   ----------     ----------

CHEMICALS
Acetex Corp.                                                         $   55,000    $   60,225           0.12%
  10.875%, due 8/1/2009
                                                                                   ----------     ----------
TOTAL CHEMICALS                                                                    $   60,225           0.12%
                                                                                   ----------     ----------

COMMERCIAL SERVICES & SUPPLIES
Quebecor Media, Inc.                                                 $   19,000    $   21,779           0.04%
  11.125%, due 7/15/2011
Quebecor Media, Inc.                                                 $  112,000    $  105,000           0.20%
  0%, due 7/15/2011
                                                                                   ----------     ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                               $  126,779           0.24%
                                                                                   ----------     ----------

COMMUNICATIONS EQUIPMENT
Marconi Corp. PLC Series SB$                                         $   10,944    $   11,819           0.02%
  8%, due 4/30/2008
Marconi Corp. PLC 144A                                               $    7,896    $    8,528           0.02%
  8%, due 4/30/2008
                                                                                   ----------     ----------
TOTAL COMMUNICATIONS EQUIPMENT                                                     $   20,347           0.04%
                                                                                   ----------     ----------

CONTAINERS & PACKAGING
Crown Euro Holdings S.A.                                             $   70,000    $   76,650           0.15%
  9.5%, due 3/1/2011
Crown Euro Holdings S.A.                                             $  115,000    $  131,963           0.25%
  10.875%, due 3/1/2013
                                                                                   ----------     ----------
TOTAL CONTAINERS & PACKAGING                                                       $  208,613           0.40%
                                                                                   ----------     ----------

FOOD & STAPLES RETAILING
Parmalat Finance Corp. BV                                            E   70,000    $   12,641           0.02%
  6.25%, due 2/7/2005 (e)
                                                                                   ----------     ----------
TOTAL FOOD & STAPLES RETAILING                                                     $   12,641           0.02%
                                                                                   ----------     ----------

FOOD PRODUCTS
Burns Philp Capital Property Ltd./Burns Philp Capital U.S.,          $   15,000    $   15,975           0.03%
  9.5%, due 11/15/2010
Burns Philp Capital Property Ltd./Burns Philp Capital U.S.,          $   60,000    $   64,650           0.12%
  10.75%, due 2/15/2011
                                                                                   ----------     ----------
TOTAL FOOD PRODUCTS                                                                $   80,625           0.16%
                                                                                   ----------     ----------

GAS UTILITIES
Gazprom                                                              $   30,000    $   31,388           0.06%
  9.625%, due 3/1/2013 (c)
                                                                                   ----------     ----------
TOTAL GAS UTILITIES                                                                $   31,388           0.06%
                                                                                   ----------     ----------

INSURANCE
Lindsey Morden Group, Inc. Series B                                 C$   30,000    $   19,413           0.04%
  7%, due 6/16/2008 (o)
                                                                                   ----------     ----------
TOTAL INSURANCE                                                                    $   19,413           0.04%
                                                                                   ----------     ----------

MARINE
Navigator Gas Transport PLC                                          $   89,000    $   50,730           0.10%
  10.5%, due 6/30/2007 (c)(d)(e)
                                                                                   ----------     ----------
TOTAL MARINE                                                                       $   50,730           0.10%
                                                                                   ----------     ----------

MEDIA
TDL Infomedia Group Ltd.                                            L    40,000    $   77,830           0.15%
  12.125%, due 10/15/2009
Hollinger, Inc.                                                      $   25,000    $   29,000           0.06%
  11.875%, due 3/1/2011(c)
Shaw Communications, Inc.                                           C$   55,000    $   42,055           0.08%
  7.5%, due 11/20/2013 (o)

MAINSTAY STRATEGIC VALUE FUND

Telenet Group Holding NV                                             E   40,000    $   25,900           0.05%
  0%, due 6/15/2014 (c)
Ono Finance PLC                                                      E  105,000    $  118,513           0.23%
  10.5%, due 5/15/2014 (c)
                                                                                   ----------     ----------
TOTAL MEDIA                                                                        $  293,298           0.56%
                                                                                   ----------     ----------

MULTI-UTILITIES & UNREGULATED POWER
Calpine Canada Energy Finance                                        $  125,000    $   77,813           0.15%
  8.5%, due 5/1/2008
                                                                                   ----------     ----------
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                          $   77,813           0.15%
                                                                                   ----------     ----------

OIL & GAS
Baytex Energy Ltd.                                                   $   30,000    $   31,500           0.06%
  9.625%, due 7/15/2010
                                                                                   ----------     ----------
TOTAL OIL & GAS                                                                    $   31,500           0.06%
                                                                                   ----------     ----------

PAPER & FOREST PRODUCTS
Norske Skog Canada Ltd.                                              $   30,000    $   29,850           0.06%
  7.375%, due 3/1/2014
Tembec Industries, Inc.                                              $   30,000    $   31,050           0.06%
  8.5%, due 2/1/2011
Tembec Industries, Inc.                                              $   65,000    $   64,675           0.12%
  7.75%, due 3/15/2012
                                                                                   ----------     ----------
TOTAL PAPER & FOREST PRODUCTS                                                      $  125,575           0.24%
                                                                                   ----------     ----------

PERSONAL PRODUCTS
Jafra Cosmetics International, Inc.                                  $   40,000    $   45,000           0.09%
  10.75%, due 5/15/2011
                                                                                   ----------     ----------
TOTAL PERSONAL PRODUCTS                                                            $   45,000           0.09%
                                                                                   ----------     ----------

ROAD & RAIL
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.              $   50,000    $   53,625           0.10%
  12.5%, due 6/15/2012
                                                                                   ----------     ----------
TOTAL ROAD & RAIL                                                                  $   53,625           0.10%
                                                                                   ----------     ----------

TEXTILES, APPAREL & LUXURY GOODS
Invista                                                              $   55,000    $   56,306           0.11%
  9.25%, due 5/1/2012 (c)
                                                                                   ----------     ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                             $   56,306           0.11%
                                                                                   ----------     ----------

WIRELESS TELECOMMUNICATION SERVICES
Millicom International Cellular S.A. 144A                            $   45,000    $   45,000           0.09%
  10.%, due 12/1/2013 (c)
                                                                                   ----------     ----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                          $   45,000           0.09%
                                                                                   ----------     ----------
TOTAL CORPORATE BONDS - FOREIGN                                                    $1,419,211           2.72%
                                                                                   ----------     ----------
LOAN ASSIGNMENT & PARTICIPATION
BUILDING PRODUCTS
Owens Corning, Inc. Bank debt, Revolver                              $   70,672    $   54,771           0.11%
  0%, due 1/1/2005 (e)(g)(k)
                                                                                   ----------     ----------
TOTAL BUILDING PRODUCTS                                                            $   54,771           0.11%
                                                                                   ----------     ----------

DIVERSIFIED TELECOMMUNICATION SERVICES
GT Group Telecom Services Corp. Term Loan A                          $   34,993    $        3           0.00%(b)
  6.5625%, due 6/30/2008 (d)(e)(i)(g)(k)
GT Group Telecom Services Corp. Term Loan B {Default 6/26/02}        $   25,007    $        3           0.00%(b)
  6.625%, due 6/30/2008 (d)(e)(i)(g)(k)
                                                                                   ----------     ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                       $        6           0.00%(b)
                                                                                   ----------     ----------
TOTAL LOAN ASSIGNMENT & PARTICIPATION                                              $   54,777           0.11%
                                                                                   ----------     ----------

MAINSTAY STRATEGIC VALUE FUND

CORPORATE CMOS
CONSUMER FINANCE
Debit Structured Finance Corp. Series 1994-K1 Class A2               $      190    $      140           0.00%(b)
  8.375%, due 8/15/2015
                                                                                   ----------     ----------
TOTAL CONSUMER FINANCE                                                             $      140           0.00%(b)
                                                                                   ----------     ----------
TOTAL CORPORATE CMOS                                                               $      140           0.00%(b)
                                                                                   ----------     ----------
YANKEE BONDS (p)
CONTAINERS & PACKAGING
Smurfit Capital Funding PLC                                          $   45,000    $   42,300           0.08%
  7.5%, due 11/20/2025
                                                                                   ----------     ----------
TOTAL CONTAINERS & PACKAGING                                                       $   42,300           0.08%
                                                                                   ----------     ----------

ENERGY EQUIPMENT & SERVICES
Petroleum Geo-Services ASA                                           $   12,302    $   12,578           0.02%
  8%, due 11/5/2006
Petroleum Geo-Services ASA                                           $   91,716    $   97,219           0.19%
  10.%, due 11/5/2010
                                                                                   ----------     ----------
TOTAL ENERGY EQUIPMENT & SERVICES                                                  $  109,797           0.21%
                                                                                   ----------     ----------

MARINE
Sea Containers Ltd.                                                  $   38,000    $   37,240           0.07%
  7.875%, due 2/15/2008
                                                                                   ----------     ----------
TOTAL MARINE                                                                       $   37,240           0.07%
                                                                                   ----------     ----------

METALS & MINING
Algoma Steel, Inc.                                                   $   55,000    $   59,952           0.12%
  11%, due 12/31/2009
                                                                                   ----------     ----------
TOTAL METALS & MINING                                                              $   59,952           0.12%
                                                                                   ----------     ----------

PAPER & FOREST PRODUCTS
Abitibi-Consolidated, Inc.                                           $   65,000    $   63,611           0.12%
  8.85%, due 8/1/2030
Tembec Industries, Inc.                                              $   45,000    $   46,461           0.09%
  8.625%, due 6/30/2009
                                                                                   ----------     ----------
TOTAL PAPER & FOREST PRODUCTS                                                      $  110,072           0.21%
                                                                                   ----------     ----------
TOTAL YANKEE BONDS                                                                 $  359,361           0.69%
                                                                                   ----------     ----------
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                                          8,200    $  416,150           0.80%
Northrop Grumman Corp.                                                   14,200    $  746,920           1.43%
Raytheon Co.                                                             13,235    $  444,034           0.85%
                                                                                   ----------     ----------
Total Aerospace & Defense                                                          $1,607,104           3.08%
                                                                                   ----------     ----------

AUTO COMPONENTS
Delphi Corp.                                                             45,194    $  429,795           0.83%
TRW Automotive Holdings Corp. (a)                                        26,000    $  540,800           1.04%
                                                                                   ----------     ----------
TOTAL AUTO COMPONENTS                                                              $  970,595           1.86%
                                                                                   ----------     ----------

BUILDING PRODUCTS
American Standard Cos., Inc. (a)                                          8,256    $  312,820           0.60%
                                                                                   ----------     ----------
TOTAL BUILDING PRODUCTS                                                            $  312,820           0.60%
                                                                                   ----------     ----------

CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)                                           4,379    $  386,184           0.74%
J.P. Morgan Chase & Co.                                                   5,940    $  221,740           0.43%
Merrill Lynch & Co., Inc.                                                 6,975    $  346,797           0.67%
State Street Corp.                                                        3,700    $  158,397           0.30%
                                                                                   ----------     ----------
TOTAL CAPITAL MARKETS                                                              $1,113,118           2.14%
                                                                                   ----------     ----------

MAINSTAY STRATEGIC VALUE FUND

CHEMICALS

Air Products & Chemicals, Inc.                                            6,066    $  313,916           0.60%
General Chemical Industrial Products, Inc. {PP}                               9    $    1,246           0.00%(b)
                                                                                   ----------     ----------
TOTAL CHEMICALS                                                                    $  315,162           0.60%
                                                                                   ----------     ----------

COMMERCIAL BANKS
Bank of America Corp.                                                     8,458    $  719,014           1.38%
PNC Financial Services Group, Inc. (The)                                  8,608    $  435,565           0.84%
U.S. Bancorp                                                             18,100    $  512,230           0.98%
Wachovia Corp.                                                            4,900    $  217,119           0.42%
                                                                                   ----------     ----------
TOTAL COMMERCIAL BANKS                                                             $1,883,928           3.62%
                                                                                   ----------     ----------

COMMERCIAL SERVICES & SUPPLIES
Pitney Bowes, Inc.                                                        7,222    $  304,768           0.59%
                                                                                   ----------     ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                               $  304,768           0.59%
                                                                                   ----------     ----------

COMMUNICATIONS EQUIPMENT
Nokia Corp. ADR                                                          29,200    $  339,304           0.65%
Tellabs, Inc. (a)                                                        13,281    $  118,334           0.23%
                                                                                   ----------     ----------
TOTAL COMMUNICATIONS EQUIPMENT                                                     $  457,638           0.88%
                                                                                   ----------     ----------

COMPUTERS & PERIPHERALS
International Business Machines Corp.                                     5,319    $  463,125           0.89%
                                                                                   ----------     ----------
TOTAL COMPUTERS & PERIPHERALS                                                      $  463,125           0.89%
                                                                                   ----------     ----------

CONTAINERS & PACKAGING
Smurfit-Stone Container Corp. (a)                                        33,200    $  617,852           1.19%
                                                                                   ----------     ----------
TOTAL CONTAINERS & PACKAGING                                                       $  617,852           1.19%
                                                                                   ----------     ----------

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                                          17,790    $  784,361           1.51%
                                                                                   ----------     ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                               $  784,361           1.51%
                                                                                   ----------     ----------

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                                              9,486    $  493,272           0.95%
BellSouth Corp.                                                          10,300    $  279,027           0.54%
SBC Communications, Inc.                                                 13,873    $  351,542           0.67%
Verizon Communications, Inc.                                             14,588    $  562,222           1.08%
                                                                                   ----------     ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                       $1,686,063           3.23%
                                                                                   ----------     ----------

ELECTRIC UTILITIES
FirstEnergy Corp.                                                        11,279    $  441,009           0.85%
PPL Corp.                                                                 5,900    $  273,465           0.53%
Southern Co. (The)                                                       13,900    $  406,992           0.78%
                                                                                   ----------     ----------
TOTAL ELECTRIC UTILITIES                                                           $1,121,466           2.15%
                                                                                   ----------     ----------

ELECTRICAL EQUIPMENT
Cooper Industries, Ltd. Class A                                           6,800    $  386,716           0.74%
                                                                                   ----------     ----------
TOTAL ELECTRICAL EQUIPMENT                                                         $  386,716           0.74%
                                                                                   ----------     ----------

ENERGY EQUIPMENT & SERVICES
Diamond Offshore Drilling, Inc.                                          15,900    $  388,596           0.75%
Petroleum Geo-Services ASA (a)                                              596    $   23,124           0.04%
Pride International, Inc. (a)                                            23,200    $  417,600           0.80%
Rowan Cos., Inc. (a)                                                     43,600    $1,064,712           2.04%
Transocean, Inc. (a)                                                     21,600    $  613,440           1.18%
                                                                                   ----------     ----------
TOTAL ENERGY EQUIPMENT & SERVICES                                                  $2,507,472           4.81%
                                                                                   ----------     ----------

FOOD & STAPLES RETAILING
CVS Corp.                                                                10,100    $  422,887           0.81%
Kroger Co. (The) (a)                                                     16,300    $  257,540           0.49%

MAINSTAY STRATEGIC VALUE FUND

                                                                                   ----------     ----------
TOTAL FOOD & STAPLES RETAILING                                                     $  680,427           1.31%
                                                                                   ----------     ----------

FOOD PRODUCTS
Cadbury Schwppes PLC {ADR}                                               11,800    $  389,872           0.75%
General Mills, Inc.                                                      12,600    $  565,740           1.09%
H.J. Heinz Co.                                                            7,330    $  270,404           0.52%
Kraft Foods, Inc. Class A                                                 9,146    $  279,410           0.54%
                                                                                   ----------     ----------
TOTAL FOOD PRODUCTS                                                                $1,505,426           2.89%
                                                                                   ----------     ----------

HEALTH CARE PROVIDERS & SERVICES
Fountain View, Inc. (a)(d)(i)(k)(r)                                          27    $        0(q)        0.00%(b)
HCA, Inc.                                                                 9,300    $  359,445           0.69%
Laboratory Corp. of America Holdings                                      6,900    $  270,204           0.52%
QuadraMed Corp. (a)                                                       6,368    $   17,194           0.03%
Universal Health Services, Inc. Class B                                   6,800    $  309,468           0.59%
                                                                                   ----------     ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                             $  956,311           1.84%
                                                                                   ----------     ----------

HOUSEHOLD PRODUCTS
Energizer Holdings, Inc. (a)                                              7,404    $  282,092           0.54%
Kimberly-Clark Corp.                                                      7,348    $  470,786           0.90%
                                                                                   ----------     ----------
TOTAL HOUSEHOLD PRODUCTS                                                           $  752,878           1.44%
                                                                                   ----------     ----------

INSURANCE
Allstate Corp. (The)                                                     11,515    $  542,126           1.04%
American International Group, Inc.                                        4,400    $  310,860           0.60%
Hartford Financial Services Group, Inc. (The)                            11,812    $  768,961           1.48%
Marsh & McLennan Cos., Inc.                                               9,000    $  399,420           0.77%
Prudential Financial, Inc.                                               10,400    $  484,224           0.93%
St. Paul Travelers Cos., Inc. (The)                                      19,951    $  739,585           1.42%
                                                                                   ----------     ----------
TOTAL INSURANCE                                                                    $3,245,176           6.23%
                                                                                   ----------     ----------

INTERNET SOFTWARE & SERVICES
Globix Corp. (a)(d)(i)(k)(r)                                              2,477    $    6,130           0.02%
Remote Dynamics, Inc.                                                     1,478    $    2,262           0.00%(b)
                                                                                   ----------     ----------
TOTAL INTERNET SOFTWARE & SERVICES                                                 $    8,392           0.02%
                                                                                   ----------     ----------

IT SERVICES
Computer Sciences Corp. (a)                                              25,572    $1,208,277           2.32%
                                                                                   ----------     ----------
TOTAL IT SERVICES                                                                  $1,208,277           2.32%
                                                                                   ----------     ----------

LEISURE EQUIPMENT & PRODUCTS
Mattel, Inc.                                                             14,200    $  248,784           0.48%
                                                                                   ----------     ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                                 $  248,784           0.48%
                                                                                   ----------     ----------

MACHINERY
Morris Material Handling, Inc. (a)(d)(i)(k)                                 261    $    1,383           0.00%(b)
Navistar International Corp. (a)                                         23,600    $  848,420           1.63%
Thermadyne Holdings Corp. (a)(d)                                          2,474    $   36,862           0.07%
                                                                                   ----------     ----------
TOTAL MACHINERY                                                                    $  886,665           1.70%
                                                                                   ----------     ----------

MEDIA
UnitedGlobalCom, Inc. (a)                                                16,073    $  101,903           0.20%
                                                                                   ----------     ----------
TOTAL MEDIA                                                                        $  101,903           0.20%
                                                                                   ----------     ----------

METALS & MINING
ACP Holding Co. (c)                                                      10,780    $   10,780           0.02%
Alcoa, Inc.                                                              14,575    $  466,837           0.90%
                                                                                   ----------     ----------
TOTAL METALS & MINING                                                              $  477,617           0.92%
                                                                                   ----------     ----------

OIL & GAS
ChevronTexaco Corp.                                                       5,205    $  497,858           0.96%
ExxonMobil Corp.                                                         12,012    $  556,156           1.07%

MAINSTAY STRATEGIC VALUE FUND

Kerr-McGee Corp.                                                          9,600    $    504,000           0.97%
Premcor, Inc. (a)                                                         8,700    $    312,330           0.60%
Unocal Corp.                                                              7,950    $    308,142           0.59%
Valero Energy Corp.                                                       2,500    $    187,300           0.36%
                                                                                   ------------     ----------
TOTAL OIL & GAS                                                                    $  2,365,786           4.54%
                                                                                   ------------     ----------

PAPER & FOREST PRODUCTS
Bowater, Inc.                                                            18,400    $    686,320           1.32%
International Paper Co.                                                   4,608    $    199,204           0.38%
MeadWestvaco Corp.                                                       12,980    $    387,583           0.74%
                                                                                   ------------     ----------
TOTAL PAPER & FOREST PRODUCTS                                                      $  1,273,107           2.44%
                                                                                   ------------     ----------

PHARMACEUTICALS
Bristol-Myers Squibb Co.                                                  9,600    $    219,840           0.42%
Merck & Co., Inc.                                                        19,400    $    879,790           1.69%
                                                                                   ------------     ----------
TOTAL PHARMACEUTICALS                                                              $  1,099,630           2.11%
                                                                                   ------------     ----------

ROAD & RAIL
Burlington Northern Santa Fe Corp.                                       12,173    $    431,898           0.83%
                                                                                   ------------     ----------
TOTAL ROAD & RAIL                                                                  $    431,898           0.83%
                                                                                   ------------     ----------

SOFTWARE
BMC Software, Inc. (a)                                                   28,300    $    443,746           0.85%
                                                                                   ------------     ----------
TOTAL SOFTWARE                                                                     $    443,746           0.85%
                                                                                   ------------     ----------

SPECIALTY RETAIL
Gap, Inc. (The)                                                          26,300    $    597,010           1.15%
                                                                                   ------------     ----------
TOTAL SPECIALTY RETAIL                                                             $    597,010           1.15%
                                                                                   ------------     ----------

THRIFTS & MORTGAGE FINANCE
PMI Group, Inc. (The)                                                    13,800    $    568,974           1.09%
                                                                                   ------------     ----------
TOTAL THRIFTS & MORTGAGE FINANCE                                                   $    568,974           1.09%
                                                                                   ------------     ----------

TOBACCO
North Atlantic Trading Co., Inc. (a)(d)(i)(k)                               130    $      7,804           0.02%
                                                                                   ------------     ----------
TOTAL TOBACCO                                                                      $      7,804           0.02%
                                                                                   ------------     ----------

WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc. (a)(d)(I)(k)                                    4,021    $      5,026           0.01%
US Unwired, Inc.                                                            641    $      1,570           0.00%(b)
                                                                                   ------------     ----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                          $      6,596           0.01%
                                                                                   ------------     ----------
TOTAL COMMON STOCK                                                                 $ 31,398,595          60.26%
                                                                                   ------------     ----------
PREFERRED STOCK

MEDIA
Haights Cross Communications, Inc. 16% Class B (d)(j)(k)                    900    $     44,100           0.09%
Ziff Davis Media, Inc. 10% Series E-1 (d)                                    10    $      5,200           0.01%
                                                                                   ------------     ----------
TOTAL MEDIA                                                                        $     49,300           0.10%
                                                                                   ------------     ----------

REAL ESTATE
Sovereign Real Estate Investment Corp. 12%, Class A (c)                      97    $    141,620           0.27%
                                                                                   ------------     ----------
TOTAL REAL ESTATE                                                                  $    141,620           0.27%
                                                                                   ------------     ----------
TOTAL PREFERRED STOCK                                                              $    190,920           0.37%
                                                                                   ------------     ----------
STOCK OPTIONS
SPECIALTY RETAIL
Gap, Inc. (The) Strike @ $25.00 Expire 8/21/04                           10,000    $      1,500           0.00%(b)
  0%, due 8/1/2054
                                                                                   ------------     ----------
TOTAL SPECIALTY RETAIL                                                             $      1,500           0.00%(b)
                                                                                   ------------     ----------
TOTAL STOCK OPTIONS                                                                $      1,500           0.00%(b)
                                                                                   ------------     ----------

MAINSTAY STRATEGIC VALUE FUND

WARRANTS
CHEMICALS
General Chemical Industrial Products, Inc. Ser A $195.43 Ex 3/31/11 {PP}                   5     $      189           0.00%(b)
General Chemical Industrial Products, Inc. Ser B $376.03 Ex 3/31/11 {PP}                   4     $       54           0.00%(b)
                                                                                                 ----------     ----------
TOTAL CHEMICALS                                                                                  $      243           0.00%(b)
                                                                                                 ----------     ----------

DIVERSIFIED TELECOMMUNICATION SERVICES
ICO Global Communications Holdings Ltd. Strike @60.00 Ex 5/16/06 (a)(d)                1,812     $       18           0.00%(b)
                                                                                                 ----------     ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                     $       18           0.00%(b)
                                                                                                 ----------     ----------

MEDIA
Haights Cross Communications, Inc. Strike 0.001 ex 12/10/11 (a)(d)(i)(k)(q)                3     $        0(q)        0.00%(b)
Haights Cross Communications, Inc. Strk .001 Pref Cl A (a)(d)(i)(k)                      870     $        9           0.00%(b)
Ono Finance PLC Ex 2/15/11 (a)(c)(d)                                                     110     $        1           0.00%(b)
Ziff Davis Media, Inc. Strike @0.001 Ex 8/12/12 (a)(d)                                 1,958     $      196           0.00%(b)
                                                                                                 ----------     ----------
TOTAL MEDIA                                                                                      $      206           0.00%(b)
                                                                                                 ----------     ----------

METALS & MINING
ACP Holding Co. Strike @0.01 Ex 10/7/13 (c)                                           10,519     $   10,519           0.02%
                                                                                                 ----------     ----------
TOTAL METALS & MINING                                                                            $   10,519           0.02%
                                                                                                 ----------     ----------

WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc. Ex 12/2/12 {Pfd} (a)(d)(i)(k)                                4,021     $       40           0.00%(b)
NEON Communications, Inc. Class A Ex 12/2/12 (a)(d)(i)(k)                              2,192     $    2,740           0.01%
NEON Communications, Inc. Ex 12/2/12 {Rdmable Pfd} (a)(d)(i)(k)                        2,630     $       26           0.00%(b)
UbiquiTel, Inc. Strike @22.74 Ex 4/15/10 (a)(c)(d)                                        65     $        1           0.00%(b)
                                                                                                 ----------     ----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                        $    2,807           0.01%
                                                                                                 ----------     ----------
TOTAL WARRANTS                                                                                   $   13,793           0.03%
                                                                                                 ----------     ----------
INVESTMENT COMPANIES
CAPITAL MARKETS
Merrill Lynch Premier Institutional Fund                                             591,858     $  591,859           1.14%
                                                                                                 ----------     ----------
TOTAL CAPITAL MARKETS                                                                            $  591,859           1.14%
                                                                                                 ----------     ----------
TOTAL INVESTMENT COMPANIES-MM                                                                    $  591,859           1.14%
                                                                                                 ----------     ----------
COMMERCIAL PAPER

COMMERCIAL BANKS
Deutsche Bank Financial LLC                                                          405,000     $  404,972           0.78%
  due 8/2/2004
                                                                                                 ----------     ----------
TOTAL COMMERCIAL BANKS                                                                           $  404,972           0.78%
                                                                                                 ----------     ----------

COMMERCIAL PAPER
American Express Credit Corp.                                                        395,000     $  394,958           0.76%
  due 8/3/2004
Federal Home Loan Bank                                                               360,000     $  359,976           0.69%
  due 8/2/2004
Federal National Mortgage Association                                                265,000     $  264,963           0.51%
  due 8/4/2004
Federal National Mortgage Association                                                150,000     $  149,895           0.29%
  due 8/19/2004
General Electric Capital Corp.                                                       165,000     $  164,983           0.32%
  due 8/3/2004
General Electric Capital Corp.                                                       100,000     $   99,939           0.19%
  due 8/17/2004
UBS Finance (Delaware) LLC                                                         1,735,000     $1,734,873           3.33%
  due 8/2/2004
                                                                                                 ----------     ----------
                                                                                                 $3,169,587           6.09%
                                                                                                 ----------     ----------
TOTAL COMMERCIAL PAPER                                                                           $3,574,559           6.87%
                                                                                                 ----------     ----------

MAINSTAY STRATEGIC VALUE FUND

                                                                                                -----------     ----------
TOTAL INVESTMENTS                                                                               $51,818,300(t)       99.51%
                                                                                                -----------     ----------
  (COST $48,916,800) (s)
Cash and Other Assets Less Liabilities                                                          $   302,019           0.49%
                                                                                                -----------     ----------
NET ASSETS                                                                                      $52,120,319         100.00%
                                                                                                ===========     ==========

(a)   Non-income producing security.

(b)   Less than one hundredth of a percent.

(c)   May be sold to institutional investors only.

(d)   Illiquid security.

(e)   Issue in default.

(f)   Issuer in bankruptcy.

(g)   Floating rate. Rate shown is the rate in effect at July 31, 2004.

(h) Equity Units-each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares of common stock at $100.00 by November 16, 2004.

(i)   Fair valued security.

(j) PIK ("Payment in Kind")-interest or dividend payment is made with additional securities.

(k)   Restricted security.

(l) PEPS Units (Premium Equity Participating Security Units)-each unit reflects a Trust Preferred Security plus 1 purchase contract to acquire shares of common stock at $25.00 by May 18, 2004.

(m) 82 Units - each unit reflects $1,000 principal amount of 13.875% Senior Notes plus 1
      1 warrant to acquire 19.9718 shares of common stock at $0.01 per share by March 15, 2010.

(n)   Partially segregated for unfunded loan commitments.

(o)   Canadian Security.

(p) Yankee Bond-Dollar-denominated bond issued in the United States by a foreign bank or corporation.

(q)   Less than one dollar.

(r)   An affiliate.

(s)   The cost for federal income tax purposes is $49,202,511.

(t) At July 31, 2004, net unrealized appreciation was $2,615,789, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $4,432,524 and aggregate gross unrealized depreciation for all investments on which there was an excess cost over market value of $1,816,735.

The following abbreviation was used in the above portfolio:

      C$-Canadian Dollar

      E-Euro

      L - Pound Sterling

PORTFOLIO HOLDINGS
As of 7/30/2004 (unaudited)

                                                                 SHARES / PRINCIPAL
                                                                      AMOUNT             MARKET VALUE     % NET ASSETS
MAINSTAY TAX FREE BOND FUND
GENERAL OBLIGATION BONDS
COUNTY/CITY/SPECIAL DISTRICT-GENERAL OBLIGATION
Charleston County South Carolina Public Improvement                  $ 2,425,000         $  2,768,816         0.90%
  6.125%, due 9/1/11
Chicago, Illinois Board of Education (d)                             $ 3,130,000         $  3,585,540         1.17%
  5.875%, due 12/1/14
Clark County Nevada Bond Bank                                        $ 5,460,000         $  6,043,128         1.97%
  5.50%, due 7/1/14
El Paso, Texas Certificates of Obligation                            $ 1,000,000         $  1,093,360         0.36%
  5.875%, due 8/15/11
Illinois State First Series                                          $ 3,450,000         $  3,911,265         1.27%
  5.75%, due 6/1/14
New York, New York Series D                                          $    30,000         $     30,005         0.01%
  8.00%, due 8/1/04
New York, New York Series E                                          $10,000,000         $ 10,780,600         3.51%
  5.875%, due 8/1/13
Wisconsin State Series C (d)                                         $ 4,590,000         $  5,262,206         1.71%
  6.00%, due 5/1/12
Wisconsin State Series F (d)                                         $ 1,030,000         $  1,163,158         0.38%
  5.50%, due 5/1/13
                                                                                         ------------        -----
TOTAL COUNTY/CITY/SPECIAL DISTRICT-GENERAL                                               $ 34,638,078        11.28%
                                                                                         ------------        -----
EDUCATION
Los Angeles, California Unified School District                      $ 6,000,000         $  6,928,920         2.26%
  5.75%, due 7/1/16
Los Angeles, California Unified School District Series D (d)         $ 2,000,000         $  2,278,680         0.74%
  5.625%, due 7/1/17
Texas State College Student Loan (b)                                 $ 1,760,000         $  1,928,432         0.63%
  5.50%, due 8/1/10
                                                                                         ------------         ----
TOTAL EDUCATION                                                                          $ 11,136,032         3.63%
                                                                                         ------------         ----
STATE-GENERAL OBLIGATION
Philadelphia, Pennsylvania School District. Series A                 $ 3,000,000         $  3,390,480         1.10%
  5.75%, due 2/1/11

                                                                 SHARES / PRINCIPAL
                                                                      AMOUNT             MARKET VALUE     % NET ASSETS
Puerto Rico Commonwealth Infrastructure Financing Authority          $ 1,500,000         $  1,667,310         0.54%
Special Tax Series A
  5.50%, due 10/1/17
                                                                                         ------------        -----
TOTAL STATE-GENERAL OBLIGATION                                                           $  5,057,790         1.64%
                                                                                         ------------        -----
TOTAL GENERAL OBLIGATION BONDS                                                           $ 50,831,900        16.55%
                                                                                         ------------        -----
PREFERRED STOCK
CAPITAL MARKETS
Charter Mac Equity Issuer Trust Series A-1 (a)                       $ 9,000,000         $ 10,075,230         3.28%
  7.10%, due 6/30/09
                                                                                         ------------         ----
TOTAL CAPITAL MARKETS                                                                    $ 10,075,230         3.28%
                                                                                         ------------         ----
TOTAL PREFERRED STOCK                                                                    $ 10,075,230         3.28%
                                                                                         ------------         ----
REVENUE BONDS
COUNTY/CITY/SPECIAL DISTRICT-GENERAL OBLIGATION
Allegheny County Pennsylvania Port Authority Special Revenue         $ 3,750,000         $  4,311,938         1.40%
Transportation (d)
  6.25%, due 3/1/16
Allegheny County Pennsylvania Port Authority Special Revenue         $ 3,120,000         $  3,604,162         1.17%
Transportation (d)
  6.375%, due 3/1/15
Austin, Texas Water & Wastewater System Revenue                      $ 2,900,000         $  3,228,773         1.05%
  5.75%, due 5/15/15
Chicago, Illinois Water Revenue                                      $ 3,005,000         $  3,642,090         1.19%
  6.50%, due 11/1/15
Delaware County Pennsylvania Industrial Development Authority        $ 7,350,000         $  7,350,000         2.39%
Airport Facilities Revenue Dates, UTD Parcel Service Project (c)
  1.04%, due 12/1/15
Long Island Power Authority New York Electric System Revenue         $ 2,470,000         $  2,809,452         0.91%
General, Series A (a)
  5.50%, due 12/1/12
Metropolitan Transportation Authority New York Commuter              $ 9,500,000         $ 10,563,050         3.44%
Facilities Revenue Series A (d)
  5.625%, due 7/1/27
New Jersey Transportation Trust Fund Authority Transportation        $ 3,810,000         $  4,293,946         1.40%
System, Series C
  5.50%, due 12/15/17
New York State Thruway Authority Highway & Bridge Trust Fund         $ 2,500,000         $  2,805,325         0.91%
Series B-1
  5.75%, due 4/1/16

                                                                    SHARES / PRINCIPAL
                                                                         AMOUNT            MARKET VALUE     % NET ASSETS
New York State Thruway Authority Service Contract Revenue Local         $   100,000         $    108,362         0.04%
 Highway & Bridge (d)
  5.75%, due 4/1/16
Phoenix City, Alabama Industrial Development Board                      $ 3,000,000         $  3,105,750         1.01%
Environmental Improvement Revenue Meadwestvaco/Mead Coated
Board Project, Series A (b)(c)
  6.35%, due 5/15/35
Puerto Rico Public Buildings Authority Revenue Guaranteed               $10,000,000         $  9,768,800         3.18%
Government Facilities, Series I
  5.00%, due 7/1/36
                                                                                            ------------        -----
TOTAL COUNTY/CITY/SPECIAL DISTRICT-GENERAL                                                  $ 55,591,648        18.09%
                                                                                            ------------        -----
EDUCATION
New York State Dormitory Authority Lease Revenue Court                  $ 2,000,000         $  2,157,220         0.70%
Facilities. City of New York Issue
  5.75%, due 5/15/30
New York State Dormitory Authority Revenues Insured, New York           $ 3,700,000         $  4,407,588         1.43%
University, Series A
  6.00%, due 7/1/19
New York State Dormitory Authority Revenues Series B (d)                $ 4,610,000         $  5,448,656         1.77%
  7.50%, due 5/15/11
New York State Dormitory Authority Revenues Series C                    $ 4,720,000         $  5,420,212         1.76%
  7.375%, due 5/15/10
University of Alabama University Revenues General, Birmingham           $ 2,910,000         $  3,270,898         1.06%
  6.00%, due 10/1/16
University of Alabama University Revenues General, Birmingham           $ 3,085,000         $  3,467,602         1.13%
  6.00%, due 10/1/17
Wisconsin State Health & Educational Facilities Authority Revenue       $ 2,000,000         $  2,053,540         0.67%
Wheaton Franciscan Services
  5.75%, due 8/15/25
                                                                                            ------------         ----
TOTAL EDUCATION                                                                             $ 26,225,716         8.52%
                                                                                            ------------         ----
HOUSING
Capital Trust Agency Florida Multi Family Revenue Shadow Run            $ 2,190,000         $  2,329,853         0.76%
Housing Project, Series A (c)
  5.15%, due 11/1/10
Kanawha, Mercer & Nicholas Counties Et Cetera West Virginia             $ 2,230,000         $  1,311,418         0.43%
Single Family Mortgage Revenue (d)(f)
  0.00%, due 2/1/15
Nebraska Investment Finance Authority Single Family Housing             $ 1,160,000         $  1,183,420         0.39%
Revenue Series C (b)
  6.30%, due 9/1/28
North Carolina Housing Finance Agency Home Ownership, Series            $ 3,890,000         $  3,986,005         1.30%
13-A (b)
  4.25%, due 1/1/28

                                                                   SHARES / PRINCIPAL
                                                                        AMOUNT            MARKET VALUE     % NET ASSETS
                                                                                          ------------         ----
TOTAL HOUSING                                                                             $  8,810,696         2.88%
                                                                                          ------------         ----
OTHER REVENUE
Badger Tobacco Asset Securitization Corp. Wisconsin Asset Backed      $ 2,630,000         $  2,429,620         0.79%
  6.125%, due 6/1/27
California State Economic Recovery Series A                           $ 2,000,000         $  2,093,320         0.68%
  5.00%, due 7/1/17
Dallas/Fort Worth, Texas International Airport Revenue Joint,         $ 4,000,000         $  4,287,240         1.40%
Series A (b)
  6.00%, due 11/1/28
Highlands County Florida Health Facilities Authority Revenue          $ 5,000,000         $  4,911,100         1.60%
Hospital-Adventist HealthSystem, Series D
  5.375%, due 11/15/35
Lorain County Ohio Hospital Revenue Catholic Healthcare               $ 2,300,000         $  2,308,878         0.75%
  5.375%, due 10/1/30
Louisiana State Offshore Terminal Authority Deepwater Port            $ 3,970,000         $  4,140,234         1.35%
Revenue Loop LLC Project, Series C
  5.25%, due 9/1/16
Meadow Pointe III Community Development District Florida              $ 1,740,000         $  1,741,705         0.57%
Capital Improvement Revenue Series B
  5.25%, due 11/1/07
New Mexico Finance Autority State Transportation Revenue Series       $ 2,750,000         $  2,837,478         0.92%
Lien, Series A
  5.00%, due 6/15/22
North Carolina Eastern Municipal Power Agency Power System            $ 2,000,000         $  2,156,940         0.70%
Revenue Series A (d)
  5.50%, due 1/1/12
North Carolina Eastern Municipal Power Agency Power System            $ 2,000,000         $  2,189,020         0.71%
Revenue Series D
  6.75%, due 1/1/26
North Carolina Municipal Power Agency Number 1 Catawba Electric       $ 7,000,000         $  7,677,110         2.50%
Revenue Series B
  6.50%, due 1/1/20
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement       $ 3,055,000         $  2,661,241         0.87%
Revenue Asset Backed Bonds
  6.50%, due 6/1/31
Puerto Rico Electric Power Authority Power Revenue Series HH          $ 2,750,000         $  2,839,183         0.92%
  5.25%, due 7/1/29
San Antonio, Texas Electric & Gas Series 2000 (d)                     $ 5,040,000         $  5,441,839         1.77%
  5.00%, due 2/1/17
Seattle, Washington Municipal Light & Power Revenue                   $ 6,500,000         $  7,218,575         2.35%
  6.00%, due 10/1/15
South Carolina Jobs-Economic Development Authority Economic           $ 4,500,000         $  4,462,965         1.45%
Development Revenue Bon Secours Health System, Inc., Series A
  5.625%, due 11/15/30

                                                                       SHARES / PRINCIPAL
                                                                            AMOUNT              MARKET VALUE      % NET ASSETS
Tarrant Regional Water District Texas Water Revenue Refunding &          $    2,500,000         $  2,686,550          0.87%
Improvement
  5.25%, due 3/1/17
Tobacco Settlement Financing Corp.                                       $    5,000,000         $  4,627,200          1.51%
  6.125%, due 6/1/24
                                                                                                ------------         -----
TOTAL OTHER REVENUE                                                                             $ 66,710,198         21.71%
                                                                                                ------------         -----
POLLUTION CONTROL
Cape May County New Jersey Industrial Pollution Control Financing        $    3,000,000         $  3,115,470          1.01%
 Authority Revenue Atlantic City Electric Co. Project, Series A (b)
  7.20%, due 11/1/29
Clark County Nevada Pollution Control Revenue Nevada Power Co.           $    1,925,000         $  1,973,240          0.64%
Project, Series B
  6.60%, due 6/1/19
New York State Environmental Facilities Corp. Pollution Control          $      295,000         $    302,360          0.10%
Revenue State Water Revolving Fund, Series A
  7.50%, due 6/15/12
New York State Environmental Facilities Corp. Pollution Control          $       35,000         $     35,175          0.01%
Revenue State Water Revolving Fund, Series B
  7.50%, due 3/15/11
Valdez, Alaska Marine Term Revenue ExxonMobli Project (c)                $    8,000,000         $  8,000,000          2.60%
  1.04%, due 12/1/29
                                                                                                ------------          ----
TOTAL POLLUTION CONTROL                                                                         $ 13,426,245          4.36%
                                                                                                ------------          ----
SPECIAL TAX
Illinois State Sales Tax Revenue Second Series                           $    4,000,000         $  4,510,760          1.47%
  5.50%, due 6/15/17
Nassau County New York Interim Finance Authority Sales Tax               $    1,000,000         $  1,142,390          0.37%
Secured, Series A (d)
  5.75%, due 11/15/12
New York State Dormitory Authority Revenue State Personal                $    2,500,000         $  2,479,500          0.81%
Income Tax, Education, Series A
  5.00%, due 3/15/32
Tampa, Florida Utility Tax & Special Revenue                             $    1,500,000         $  1,685,385          0.55%
  6.00%, due 10/1/08
                                                                                                ------------          ----
TOTAL SPECIAL TAX                                                                               $  9,818,035          3.20%
                                                                                                ------------          ----
SPECIALIZED SERVICES
California Infrastructure & Economic Development Bank Revenue            $    2,000,000         $  2,020,880          0.66%
Kaiser Hospital Assistant I LLC, Series A
  5.55%, due 8/1/31
Chicago, Illinois Park District Harbor Facilities Revenue                $    2,085,000         $  2,299,651          0.75%
  5.50%, due 1/1/09

                                                                       SHARES / PRINCIPAL
                                                                             AMOUNT             MARKET VALUE      % NET ASSETS
Denver, Colorado Health & Hospital Authority Health Care                $       500,000         $    500,980          0.16%
Revenue Series A
  6.00%, due 12/1/23
Harris County Texas Health Facilities Development Corp. Hospital        $     1,500,000         $  1,629,675          0.53%
Revenue Memorial Hermann Healthcare, Series A
  6.375%, due 6/1/29
Harris County Texas Health Facilities Development Corp. Revenue         $     3,500,000         $  3,540,775          1.15%
St. Luke's Episcopal Hospital, Series A
  5.375%, due 2/15/26
Huntsville, Alabama Health Care Authority Series A                      $     2,500,000         $  2,560,700          0.83%
  5.75%, due 6/1/31
Illinois Health Facilities Authority Revenue Lake Forest Hospital,      $     2,000,000         $  2,063,360          0.67%
Series A
  5.75%, due 7/1/29
Illinois Health Facilities Authority Revenue OSF Healthcare System      $     4,000,000         $  4,176,040          1.36%
  6.25%, due 11/15/29
Jefferson County Texas Health Facilities Development Corp. Texas        $     1,125,000         $  1,163,542          0.38%
FHA Mortgage, Baptist Hospitals
  5.20%, due 8/15/21
Massachusetts Bay Transportation Authority Massachusetts                $     2,500,000         $  2,836,801          0.92%
Revenue Assessment, Series A (d)
  5.75%, due 7/1/18
Massachusetts State Health & Educational Facilities Authority           $     5,000,000         $  5,220,950          1.70%
Revenue Partner Healthcare System, Series C
  5.75%, due 7/1/32
New Jersey Economic Development Authority Revenue                       $     8,000,000         $  9,029,440          2.94%
Transportation Project Sublease, Series A (d)
  5.875%, due 5/1/14
New York City Municipal Water Finance Authority Water & Sewer           $     8,825,000         $  8,825,000          2.87%
System Revenue Series C (c)
  1.08%, due 6/15/33
Oakstead, Florida Community Development District Capital                $     1,215,000         $  1,220,832          0.40%
Improvement Revenue Series B
  5.90%, due 5/1/07
Orange County Florida Health Facilities Authority Revenue               $     3,000,000         $  3,048,930          0.99%
Adventist Health System
  5.625%, due 11/15/32
Triborough Bridge & Tunnel Authority New York Revenues                  $     3,500,000         $  3,503,255          1.14%
  5.00%, due 11/15/32
Waterchase Community Development District Florida Capital               $       610,000         $    610,787          0.20%
Improvement Revenue Series B
  5.90%, due 5/1/08
                                                                                                ------------         -----
TOTAL SPECIALIZED SERVICES                                                                      $ 54,251,598         17.65%
                                                                                                ------------         -----
STATE-GENERAL OBLIGATION

                                                                       SHARES / PRINCIPAL
                                                                             AMOUNT             MARKET VALUE      % NET ASSETS
California State Various Purpose                                          $ 2,040,000           $  2,047,976          0.67%
  5.25%, due 4/1/34
California Statewide Communities Development Authority Revenue            $ 2,000,000           $  2,149,360          0.70%
Certificates of Participation Catholic Healthcare West
  6.50%, due 7/1/20
Delaware State Economic Development Authority Revenue                     $ 2,250,000           $  2,402,842          0.78%
Pollution Control, Delmarva Power & Light Co., Series C (c)
  4.90%, due 5/1/11
                                                                                                ------------        ------
TOTAL STATE-GENERAL OBLIGATION                                                                  $  6,600,178          2.15%
                                                                                                ------------        ------
TRANSPORTATION-ROAD & RAIL
Metropolitan Transportation Authority New York Revenue Series A           $ 1,500,000           $  1,523,805          0.50%
  5.00%, due 11/15/25
                                                                                                ------------        ------
TOTAL TRANSPORTATION-ROAD & RAIL                                                                $  1,523,805          0.50%
                                                                                                ------------        ------
TOTAL REVENUE BONDS                                                                             $242,958,119         79.06%
                                                                                                ------------        ------
TOTAL INVESTMENTS
     (Cost $286,807,784)(g)                                                                     $303,865,249(h)     98.89%
                                                                                                ------------        ------
Cash and Other Assets Less Liabilities                                                          $  3,298,173          1.11%
                                                                                                ------------        ------
NET ASSETS                                                                                      $307,163,422        100.00%
                                                                                                ============        ======

                                                                            CONTRACTS            UNREALIZED
                                                                              LONG              DEPRECIATION      % NET ASSETS
FUTURES CONTRACTS (0.0%)(e)
United States Treasury Note                                                 (150.00)              ($37,500)           0.01%
                                                                                                  --------            ----
  September 2004 (10 year)
TOTAL FUTURES CONTRACTS
     (Settlement Value $16,570,313)                                                               ($37,500)           0.01%
                                                                                                  ========            ====

(a)   May be sold to Institutional Investors only.

(b)   Interest on these securities is subject to alternative minimum tax.

(c) Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par.

(d) Prerefunding Securities-issuer has or will issue new bonds and use the proceeds to purchase Treasury securities that mature at or near the same date as the original issue's call date.

(e)   Less than one tenth of a percent.

(f)   Non-income producing security.

(g)   The cost stated for federal income tax purposes is $286,852,184.

(h) At July 31, 2004, net unrealized appreciation was $17,013,065 based on cost for federal tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $17,923,237 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $910,172.

(I) Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2004.

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                                                               SHARES / PRINCIPAL
                                                                                     AMOUNT         MARKET VALUE    % NET ASSETS
MAINSTAY TOTAL RETURN FUND
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                                                      75,700        $ 3,841,775         0.43%
L-3 Communications Holdings, Inc.                                                     36,800        $ 2,250,320         0.25%
Northrop Grumman Corp.                                                                96,900        $ 5,096,940         0.57%
Raytheon Co.                                                                         123,600        $ 4,146,780         0.47%
United Technologies Corp.                                                             62,200        $ 5,815,700         0.65%
                                                                                                    -----------         ----
TOTAL AEROSPACE & DEFENSE                                                                           $21,151,515         2.37%
                                                                                                    -----------         ----

AIR FREIGHT & LOGISTICS
FedEx Corp.                                                                           73,300        $ 6,001,804         0.68%
                                                                                                    -----------         ----
TOTAL AIR FREIGHT & LOGISTICS                                                                       $ 6,001,804         0.68%
                                                                                                    -----------         ----

AUTOMOBILES
Harley-Davidson, Inc.                                                                100,600        $ 6,022,922         0.68%
                                                                                                    -----------         ----
TOTAL AUTOMOBILES                                                                                   $ 6,022,922         0.68%
                                                                                                    -----------         ----

BEVERAGES
PepsiCo, Inc.                                                                         94,500        $ 4,725,000         0.53%
                                                                                                    -----------         ----
TOTAL BEVERAGES                                                                                     $ 4,725,000         0.53%
                                                                                                    -----------         ----

BIOTECHNOLOGY
Amgen, Inc.(a)(f)                                                                     90,800        $ 5,164,704         0.58%
Genentech, Inc.  (a)                                                                  48,800        $ 2,375,584         0.27%
                                                                                                    -----------         ----
TOTAL BIOTECHNOLOGY                                                                                 $ 7,540,288         0.85%
                                                                                                    -----------         ----

BUILDING PRODUCTS
American Standard Cos., Inc. (a)                                                      35,400        $ 1,341,306         0.15%
                                                                                                    -----------         ----
TOTAL BUILDING PRODUCTS                                                                             $ 1,341,306         0.15%
                                                                                                    -----------         ----

CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)                                                       39,500        $ 3,483,505         0.39%
JPMorgan Chase & Co.                                                                 107,844        $ 4,025,817         0.45%

                                                                               SHARES / PRINCIPAL
                                                                                     AMOUNT         MARKET VALUE    % NET ASSETS
Merrill Lynch & Co., Inc.                                                             36,800        $ 1,829,696         0.21%
Morgan Stanley                                                                        91,300        $ 4,503,829         0.51%
State Street Corp.                                                                    36,500        $ 1,562,565         0.18%
                                                                                                    -----------         ----
TOTAL CAPITAL MARKETS                                                                               $15,405,412         1.74%
                                                                                                    -----------         ----

CHEMICALS
Air Products & Chemicals, Inc.                                                        16,500        $   853,875         0.10%
Praxair, Inc.                                                                        141,300        $ 5,574,285         0.63%
                                                                                                    -----------         ----
TOTAL CHEMICALS                                                                                     $ 6,428,160         0.73%
                                                                                                    -----------         ----

COMMERCIAL BANKS
Bank of America Corp.                                                                123,152        $10,469,151         1.18%
PNC Financial Services Group, Inc. (The)                                              72,200        $ 3,653,320         0.41%
U.S. Bancorp                                                                          59,500        $ 1,683,850         0.19%
Wachovia Corp.                                                                       128,200        $ 5,680,542         0.64%
                                                                                                    -----------         ----
TOTAL COMMERCIAL BANKS                                                                              $21,486,863         2.42%
                                                                                                    -----------         ----

COMMERCIAL SERVICES & SUPPLIES
Cendant Corp.                                                                        213,100        $ 4,875,728         0.55%
                                                                                                    -----------         ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                                $ 4,875,728         0.55%
                                                                                                    -----------         ----

COMMUNICATIONS EQUIPMENT
Avaya, Inc. (a)                                                                      317,100        $ 4,645,515         0.52%
Cisco Systems, Inc. (a)                                                              266,200        $ 5,552,932         0.62%
Motorola, Inc.                                                                       162,800        $ 2,593,404         0.29%
Nokia Corp. (i)                                                                      292,000        $ 3,393,040         0.38%
                                                                                                    -----------         ----
TOTAL COMMUNICATIONS EQUIPMENT                                                                      $16,184,891         1.81%
                                                                                                    -----------         ----

COMPUTERS & PERIPHERALS
Dell, Inc. (a)                                                                       155,900        $ 5,529,773         0.62%
Hewlett-Packard Co.                                                                  236,800        $ 4,771,520         0.54%
International Business Machines Corp.                                                 58,700        $ 5,111,009         0.57%
                                                                                                    -----------         ----
TOTAL COMPUTERS & PERIPHERALS                                                                       $15,412,302         1.73%
                                                                                                    -----------         ----

CONSUMER FINANCE
American Express Co.                                                                 118,300        $ 5,944,575         0.67%
Capital One Financial Corp.                                                           69,300        $ 4,803,876         0.54%
                                                                                                    -----------         ----
TOTAL CONSUMER FINANCE                                                                              $10,748,451         1.21%
                                                                                                    -----------         ----

CONTAINERS & PACKAGING

                                                                               SHARES / PRINCIPAL
                                                                                     AMOUNT         MARKET VALUE    % NET ASSETS
Smurfit-Stone Container Corp. (a)(f)                                                 452,800        $ 8,426,608         0.95%
                                                                                                    -----------         ----
TOTAL CONTAINERS & PACKAGING                                                                        $ 8,426,608         0.95%
                                                                                                    -----------         ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                                                      276,293        $12,181,758         1.37%
                                                                                                    -----------         ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                $12,181,758         1.37%
                                                                                                    -----------         ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                                                          94,700        $ 4,924,400         0.55%
BellSouth Corp.                                                                       97,200        $ 2,633,148         0.30%
SBC Communications, Inc.                                                             136,200        $ 3,451,308         0.39%
Sprint Corp. (FON Group)                                                             222,900        $ 4,163,772         0.47%
Verizon Communications, Inc.                                                         226,000        $ 8,710,040         0.98%
                                                                                                    -----------         ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                        $23,882,668         2.69%
                                                                                                    -----------         ----

ELECTRICAL EQUIPMENT
Cooper Industries, Ltd.                                                               70,400        $ 4,003,648         0.45%
                                                                                                    -----------         ----
TOTAL ELECTRICAL EQUIPMENT                                                                          $ 4,003,648         0.45%
                                                                                                    -----------         ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilent Technologies, Inc. (a)                                                       189,300        $ 4,507,233         0.51%
                                                                                                    -----------         ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                            $ 4,507,233         0.51%
                                                                                                    -----------         ----

ENERGY EQUIPMENT & SERVICES
Baker Hughes, Inc.                                                                    47,600        $ 1,918,280         0.22%
BJ Services Co. (a)                                                                   50,700        $ 2,517,762         0.28%
Diamond Offshore Drilling, Inc. (f)                                                  278,200        $ 6,799,208         0.76%
Pride International, Inc. (a)                                                        609,300        $10,967,400         1.23%
Rowan Cos., Inc. (a)                                                                 254,300        $ 6,210,006         0.70%
Transocean, Inc. (a)                                                                 385,000        $10,934,000         1.23%
Weatherford International Ltd. (a)                                                    42,600        $ 1,992,828         0.22%
                                                                                                    -----------         ----
TOTAL ENERGY EQUIPMENT & SERVICES                                                                   $41,339,484         4.64%
                                                                                                    -----------         ----

FOOD & STAPLES RETAILING
CVS Corp.                                                                            167,600        $ 7,017,412         0.79%
Kroger Co. (The) (a)                                                                 128,600        $ 2,031,880         0.23%
Sysco Corp.                                                                          127,800        $ 4,402,710         0.50%
Walgreen Co.                                                                         141,500        $ 5,150,600         0.58%
Wal-Mart Stores, Inc.                                                                 84,700        $ 4,489,947         0.51%

                                                                               SHARES / PRINCIPAL
                                                                                     AMOUNT         MARKET VALUE    % NET ASSETS
                                                                                                    -----------         ----
TOTAL FOOD & STAPLES RETAILING                                                                      $23,092,549         2.61%
                                                                                                    -----------         ----

FOOD PRODUCTS
Cadbury Schwppes PLC (f)(i)                                                          162,000        $ 5,352,480         0.60%
General Mills, Inc.                                                                  154,500        $ 6,937,050         0.78%
Kraft Foods, Inc.                                                                     46,800        $ 1,429,740         0.16%
                                                                                                    -----------         ----
TOTAL FOOD PRODUCTS                                                                                 $13,719,270         1.54%
                                                                                                    -----------         ----

HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp. (a)                                                          123,800        $ 4,736,588         0.53%
Fisher Scientific International, Inc. (a)                                             67,400        $ 3,922,680         0.44%
Medtronic, Inc.                                                                       98,200        $ 4,877,594         0.55%
                                                                                                    -----------         ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                              $13,536,862         1.52%
                                                                                                    -----------         ----

HEALTH CARE PROVIDERS & SERVICES
Caremark Rx, Inc. (a)                                                                116,500        $ 3,553,250         0.40%
HCA, Inc.                                                                            191,400        $ 7,397,610         0.83%
UnitedHealth Group, Inc.                                                             100,300        $ 6,308,870         0.71%
Universal Health Services, Inc. Class B                                              139,100        $ 6,330,441         0.71%
WellPoint Health Networks, Inc. (a)                                                   48,400        $ 4,893,240         0.55%
                                                                                                    -----------         ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                              $28,483,411         3.20%
                                                                                                    -----------         ----

HOTELS, RESTAURANTS & LEISURE
International Game Technology                                                        139,600        $ 4,514,664         0.51%
                                                                                                    -----------         ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                                                 $ 4,514,664         0.51%
                                                                                                    -----------         ----

HOUSEHOLD DURABLES
Lennar Corp.                                                                          94,700        $ 4,041,796         0.45%
                                                                                                    -----------         ----
TOTAL HOUSEHOLD DURABLES                                                                            $ 4,041,796         0.45%
                                                                                                    -----------         ----

HOUSEHOLD PRODUCTS
Colgate-Palmolive Co.                                                                 77,400        $ 4,117,680         0.46%
Kimberly-Clark Corp.                                                                  95,400        $ 6,112,278         0.69%
                                                                                                    -----------         ----
TOTAL HOUSEHOLD PRODUCTS                                                                            $10,229,958         1.15%
                                                                                                    -----------         ----

INDUSTRIAL CONGLOMERATES
3M Co.                                                                                40,600        $ 3,343,816         0.38%
General Electric Co.                                                                 171,200        $ 5,692,400         0.64%
                                                                                                    -----------         ----
TOTAL INDUSTRIAL CONGLOMERATES                                                                      $ 9,036,216         1.02%
                                                                                                    -----------         ----

                                                                               SHARES / PRINCIPAL
                                                                                    AMOUNT          MARKET VALUE    % NET ASSETS
INSURANCE
Allstate Corp. (The)                                                                  92,500        $ 4,354,900         0.49%
Hartford Financial Services Group, Inc. (The)                                        108,200        $ 7,043,820         0.79%
Marsh & McLennan Cos., Inc.                                                          126,400        $ 5,609,632         0.63%
Prudential Financial, Inc.                                                            56,600        $ 2,635,296         0.30%
St. Paul Travelers Cos., Inc. (The)                                                  143,161        $ 5,306,978         0.60%
                                                                                                    -----------         ----
TOTAL INSURANCE                                                                                     $24,950,626         2.81%
                                                                                                    -----------         ----

INTERNET & CATALOG RETAIL
IAC/InterActive Corp. (a)(f)                                                         162,800        $ 4,444,440         0.50%
                                                                                                    -----------         ----
TOTAL INTERNET & CATALOG RETAIL                                                                     $ 4,444,440         0.50%
                                                                                                    -----------         ----

IT SERVICES
Computer Sciences Corp. (a)                                                          242,400        $11,453,400         1.29%
First Data Corp.                                                                      91,800        $ 4,095,198         0.46%
                                                                                                    -----------         ----
TOTAL IT SERVICES                                                                                   $15,548,598         1.75%
                                                                                                    -----------         ----

MACHINERY
Danaher Corp.                                                                        114,400        $ 5,794,360         0.65%
Dover Corp.                                                                          133,300        $ 5,289,344         0.60%
Illinois Tool Works, Inc.                                                             62,300        $ 5,639,396         0.63%
Navistar International Corp. (a)                                                     107,300        $ 3,857,435         0.43%
                                                                                                    -----------         ----
TOTAL MACHINERY                                                                                     $20,580,535         2.31%
                                                                                                    -----------         ----

MEDIA
Clear Channel Communications, Inc.                                                    16,630        $   593,691         0.07%
Gannett Co., Inc.                                                                     46,700        $ 3,882,638         0.44%
Omnicom Group, Inc.                                                                   65,800        $ 4,738,916         0.53%
Viacom, Inc. Class B                                                                  73,999        $ 2,485,626         0.28%
                                                                                                    -----------         ----
TOTAL MEDIA                                                                                         $11,700,871         1.32%
                                                                                                    -----------         ----

METALS & MINING
Alcoa, Inc.                                                                           94,900        $ 3,039,647         0.34%
                                                                                                    -----------         ----
TOTAL METALS & MINING                                                                               $ 3,039,647         0.34%
                                                                                                    -----------         ----

MULTILINE RETAIL
Kohl's Corp. (a)                                                                     101,700        $ 4,653,792         0.52%
Target Corp.                                                                         113,200        $ 4,935,520         0.56%
                                                                                                    -----------         ----
TOTAL MULTILINE RETAIL                                                                              $ 9,589,312         1.08%
                                                                                                    -----------         ----

                                                                               SHARES / PRINCIPAL
                                                                                     AMOUNT         MARKET VALUE    % NET ASSETS
OIL & GAS
ConocoPhillips                                                                        48,000        $ 3,780,960         0.43%
Kerr-McGee Corp.                                                                     108,100        $ 5,675,250         0.64%
Unocal Corp.                                                                          72,500        $ 2,810,100         0.32%
Valero Energy Corp.                                                                   52,400        $ 3,925,808         0.44%
                                                                                                    -----------         ----
TOTAL OIL & GAS                                                                                     $16,192,118         1.83%
                                                                                                    -----------         ----

PAPER & FOREST PRODUCTS
Bowater, Inc.                                                                        193,500        $ 7,217,550         0.81%
International Paper Co.                                                              162,200        $ 7,011,906         0.79%
MeadWestvaco Corp.                                                                   104,500        $ 3,120,370         0.35%
                                                                                                    -----------         ----
TOTAL PAPER & FOREST PRODUCTS                                                                       $17,349,826         1.95%
                                                                                                    -----------         ----

PHARMACEUTICALS
Bristol-Myers Squibb Co.                                                             215,200        $ 4,928,080         0.55%
Forest Laboratories, Inc. (a)                                                         81,100        $ 4,078,519         0.46%
Johnson & Johnson                                                                    102,300        $ 5,654,121         0.64%
Merck & Co., Inc.                                                                    301,000        $13,650,350         1.54%
Pfizer, Inc.                                                                         185,300        $ 5,922,188         0.67%
Teva Pharmaceutical Industries Ltd. (i)                                              166,000        $ 4,913,600         0.55%
                                                                                                    -----------         ----
TOTAL PHARMACEUTICALS                                                                               $39,146,858         4.41%
                                                                                                    -----------         ----

ROAD & RAIL
Burlington Northern Santa Fe Corp.                                                   101,000        $ 3,583,480         0.40%
                                                                                                    -----------         ----
TOTAL ROAD & RAIL                                                                                   $ 3,583,480         0.40%
                                                                                                    -----------         ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc. (a)(f)                                                  264,500        $ 3,303,605         0.37%
Analog Devices, Inc.                                                                 115,500        $ 4,585,350         0.52%
Applied Materials, Inc. (a)                                                          202,100        $ 3,429,637         0.39%
Intel Corp.                                                                          212,900        $ 5,190,502         0.58%
KLA-Tencor Corp. (a)(f)                                                               82,900        $ 3,416,309         0.38%
Maxim Integrated Products, Inc.                                                      110,200        $ 5,300,620         0.60%
Texas Instruments, Inc.                                                              183,300        $ 3,909,789         0.44%
                                                                                                    -----------         ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                                      $29,135,812         3.28%
                                                                                                    -----------         ----

SOFTWARE
BMC Software, Inc. (a)                                                               499,900        $ 7,838,432         0.88%
Electronic Arts, Inc. (a)                                                             93,500        $ 4,687,155         0.53%
Microsoft Corp.                                                                      240,200        $ 6,836,092         0.77%

                                                                               SHARES / PRINCIPAL
                                                                                     AMOUNT        MARKET VALUE    % NET ASSETS
Oracle Corp. (a)                                                                     137,700       $  1,447,227         0.16%
Symantec Corp. (a)                                                                   127,500       $  5,961,900         0.67%
VERITAS Software Corp. (a)                                                           184,500       $  3,516,570         0.40%
                                                                                                   ------------        -----
TOTAL SOFTWARE                                                                                     $ 30,287,376         3.41%
                                                                                                   ------------        -----

SPECIALTY RETAIL
Bed Bath & Beyond, Inc. (a)                                                          135,500       $  4,795,345         0.54%
Gap, Inc. (The) (f)                                                                  368,700       $  8,369,490         0.94%
Lowe's Cos., Inc.                                                                     94,000       $  4,579,680         0.52%
TJX Cos., Inc. (The)                                                                 208,700       $  4,898,189         0.55%
                                                                                                   ------------        -----
TOTAL SPECIALTY RETAIL                                                                             $ 22,642,704         2.55%
                                                                                                   ------------        -----

TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc. (a)                                                                       51,800       $  2,216,522         0.25%
NIKE, Inc.                                                                            20,800       $  1,512,368         0.17%
                                                                                                   ------------        -----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                                             $  3,728,890         0.42%
                                                                                                   ------------        -----

THRIFTS & MORTGAGE FINANCE
New York Community Bancorp, Inc.                                                     152,867       $  2,941,155         0.33%
Washington Mutual, Inc.                                                               73,200       $  2,840,160         0.32%
                                                                                                   ------------        -----
TOTAL THRIFTS & MORTGAGE FINANCE                                                                   $  5,781,315         0.65%
                                                                                                   ------------        -----
TOTAL COMMON STOCK                                                                                 $596,023,175        67.07%
                                                                                                   ------------        -----

CONVERTIBLE BOND
HEALTH CARE PROVIDERS & SERVICES
Laboratory Corp. of America Holdings                                                $150,000       $    109,125         0.01%
  0.00%, due 9/11/21
Lincare Holdings, Inc.                                                              $160,000       $    158,599         0.02%
  3.00%, due 6/15/33
                                                                                                   ------------        -----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                             $    267,724         0.03%
                                                                                                   ------------        -----
TOTAL CONVERTIBLE BOND                                                                             $    267,724         0.03%
                                                                                                   ------------        -----

CONVERTIBLE PREFERRED STOCK
HEALTH CARE PROVIDERS & SERVICES
QuadraMed Corp. (c) (j)                                                               10,700       $    251,450         0.03%
                                                                                                   ------------        -----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                             $    251,450         0.03%
                                                                                                   ------------        -----

MACHINERY

                                                                              SHARES / PRINCIPAL
                                                                                     AMOUNT         MARKET VALUE    % NET ASSETS
Goldman Sach Group, Inc. Series NAV                                                  161,539        $ 5,925,574         0.67%
                                                                                                    -----------         ----
TOTAL MACHINERY                                                                                     $ 5,925,574         0.67%
                                                                                                    -----------         ----
TOTAL CONVERTIBLE PREFERRED STOCK                                                                   $ 6,177,024         0.70%
                                                                                                    -----------         ----

CORPORATE ASSET-BACKED
CONSUMER FINANCE
BMW Vehicle Owner Trust Series 2003-A Class A3                                    $1,645,000        $ 1,642,136         0.18%
  1.94%, due 2/25/07
Harley-Davidson Motorcycle Trust Series 2004-1 Class A2                           $2,675,000        $ 2,625,712         0.30%
  2.53%, due 11/15/11
Volkswagen Auto Loan Enhanced Trust Series 2003-2 Class A3                        $2,415,000        $ 2,401,988         0.27%
  2.27%, due 10/22/07
                                                                                                    -----------         ----
TOTAL CONSUMER FINANCE                                                                              $ 6,669,836         0.75%
                                                                                                    -----------         ----

CONSUMER LOANS
Atlantic City Electric Transition Funding LLC Series 2002-1 Class                 $1,600,000        $ 1,618,578         0.18%
  5.55%, due 10/20/23
                                                                                                    -----------         ----
TOTAL CONSUMER LOANS                                                                                $ 1,618,578         0.18%
                                                                                                    -----------         ----

DIVERSIFIED FINANCIAL SERVICES
Capital One Master Trust Series 2001-5 Class A                                    $  910,000        $   948,938         0.11%
  5.30%, due 6/15/09
DaimlerChrysler Auto Trust Series 2001-D Class A3                                 $  662,270        $   662,846         0.07%
  3.15%, due 11/6/05
                                                                                                    -----------         ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                $ 1,611,784         0.18%
                                                                                                    -----------         ----

MULTI-UTILITIES & UNREGULATED POWER
Public Service of New Hampshire Funding LLC Series 2002-1 Class                   $1,403,380        $ 1,441,705         0.16%
  4.58%, due 2/1/08
                                                                                                    -----------         ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                           $ 1,441,705         0.16%
                                                                                                    -----------         ----

THRIFTS & MORTGAGE FINANCE
Vanderbilt Mortgage Finance Series 1999-B Class 1A4                               $  619,776        $   637,700         0.07%
  6.545%, due 4/7/18
                                                                                                    -----------         ----
TOTAL THRIFTS & MORTGAGE FINANCE                                                                    $   637,700         0.07%
                                                                                                    -----------         ----
TOTAL CORPORATE ASSET-BACKED                                                                        $11,979,603         1.34%
                                                                                                    -----------         ----

CORPORATE BONDS
AEROSPACE & DEFENSE

                                                                              SHARES / PRINCIPAL
                                                                                     AMOUNT         MARKET VALUE    % NET ASSETS
General Dynamics Corp.                                                            $1,030,000        $ 1,032,765         0.12%
  4.50%, due 8/15/10 (f)
Heckler & Koch GmbH                                                               $  165,000        $   206,598         0.02%
  9.25%, due 7/15/11(c)
Sequa Corp. Series B                                                              $  635,000        $   676,275         0.08%
  8.875%, due 4/1/08
                                                                                                    -----------         ----
TOTAL AEROSPACE & DEFENSE                                                                           $ 1,915,638         0.22%
                                                                                                    -----------         ----

AIRLINES
Delta Air Lines, Inc.                                                             $   25,000        $    11,000         0.00% (b)
  10.00%, due 8/15/08
Delta Air Lines, Inc.                                                             $  100,000        $    37,500         0.00% (b)
  10.375%, due 12/15/22
Delta Air Lines, Inc.                                                             $  660,000        $   224,400         0.03%
  8.30%, due 12/15/29
Delta Air Lines, Inc.                                                             $  125,000        $    46,875         0.01%
  9.75%, due 5/15/21
                                                                                                    -----------         ----
TOTAL AIRLINES                                                                                      $   319,775         0.04%
                                                                                                    -----------         ----

AUTO COMPONENTS
ArvinMeritor, Inc.                                                                $  195,000        $   199,875         0.02%
  6.625%, due 6/15/07
Dana Corp.                                                                        $  290,000        $   287,100         0.03%
  7.00%, due 3/1/29
Dana Corp.                                                                        $  340,000        $   401,200         0.05%
  9.00%, due 8/15/11
Goodyear Tire & Rubber Co. (The)                                                  $  360,000        $   405,000         0.05%
  11.00%, due 3/1/11(c) (k)
Goodyear Tire & Rubber Co. (The)                                                  $  300,000        $   282,000         0.03%
  6.375%, due 3/15/08
Visteon Corp.                                                                     $  560,000        $   590,100         0.07%
  8.25%, due 8/1/10
                                                                                                    -----------         ----
TOTAL AUTO COMPONENTS                                                                               $ 2,165,275         0.25%
                                                                                                    -----------         ----

AUTOMOBILES
DaimlerChrysler North America Holdings, Inc.                                      $1,360,000        $ 1,416,534         0.16%
  6.50%, due 11/15/13
General Motors Corp.                                                              $  247,000        $   258,225         0.03%
  8.375%, due 7/15/33
                                                                                                    -----------         ----
TOTAL AUTOMOBILES                                                                                   $ 1,674,759         0.19%
                                                                                                    -----------         ----

BEVERAGES

                                                                              SHARES / PRINCIPAL
                                                                                     AMOUNT         MARKET VALUE    % NET ASSETS
Coca-Cola HBC Finance BV                                                          $  430,000        $   428,273         0.05%
  5.125%, due 9/17/13
                                                                                                    -----------         ----
TOTAL BEVERAGES                                                                                     $   428,273         0.05%
                                                                                                    -----------         ----

CAPITAL MARKETS
Bear Stearns Cos., Inc. (The)                                                     $1,080,000        $ 1,083,037         0.12%
  4.00%, due 1/31/08
Goldman Sachs Group, Inc. (The)                                                   $4,175,000        $ 4,070,834         0.46%
  5.15%, due 1/15/14 (f)
Goldman Sachs Group, Inc. (The)                                                   $1,570,000        $ 1,504,233         0.17%
  6.345%, due 2/15/34
LaBranche & Co., Inc.                                                             $  435,000        $   439,350         0.05%
  11.00%, due 5/15/12 (c)
Morgan Stanley                                                                    $1,740,000        $ 1,719,778         0.19%
  3.625%, due 4/1/08
Morgan Stanley                                                                    $1,260,000        $ 1,176,951         0.13%
  4.75%, due 4/1/14
                                                                                                    -----------         ----
TOTAL CAPITAL MARKETS                                                                               $ 9,994,183         1.12%
                                                                                                    -----------         ----

CHEMICALS
Airgas, Inc.                                                                      $  480,000        $   462,000         0.05%
  6.25%, due 7/15/14
Equistar Chemicals, L.P.                                                          $  285,000        $   242,962         0.03%
  7.55%, due 2/15/26
FMC Corp.                                                                         $  380,000        $   438,900         0.05%
  10.25%, due 11/1/09
Invista                                                                           $  580,000        $   593,775         0.07%
  9.25%, due 5/1/12 (c)
Lyondell Chemical Co.                                                             $  260,000        $   285,024         0.03%
  10.50%, due 6/1/13
Lyondell Chemical Co.                                                             $  255,000        $   266,794         0.03%
  9.50%, due 12/15/08
Millennium America, Inc.                                                          $1,065,000        $   931,875         0.10%
  7.625%, due 11/15/26
Scotts Co. (The)                                                                  $  190,000        $   191,900         0.02%
  6.625%, due 11/15/13
Terra Capital, Inc.                                                               $  390,000        $   466,050         0.05%
  12.875%, due 10/15/08
                                                                                                    -----------         ----
TOTAL CHEMICALS                                                                                     $ 3,879,280         0.43%
                                                                                                    -----------         ----

COMMERCIAL BANKS
Bank of America Corp.                                                             $  410,000        $   400,842         0.05%
  5.25%, due 12/1/15

                                                                              SHARES / PRINCIPAL
                                                                                    AMOUNT          MARKET VALUE    % NET ASSETS
BankBoston NA                                                                     $1,140,000        $ 1,252,472         0.14%
  7.00%, due 9/15/07
HSBC Holding PLC Tier II                                                          $  180,000        $   181,221         0.02%
  5.25%, due 12/12/12
PNC Funding Corp.                                                                 $1,127,000        $ 1,285,702         0.14%
  7.50%, due 11/1/09
PNC Funding Corp.                                                                 $1,115,000        $ 1,087,133         0.12%
  5.25%, due 11/15/15
Wachovia Corp.                                                                    $1,185,000        $ 1,169,568         0.13%
  5.25%, due 8/1/14
                                                                                                    -----------         ----
TOTAL COMMERCIAL BANKS                                                                              $ 5,376,938         0.60%
                                                                                                    -----------         ----

COMMERCIAL SERVICES & SUPPLIES
Geo Sub Corp.                                                                     $  265,000        $   266,325         0.03%
  11.00%, due 5/15/12 (c)
Hutchison Whamp International Ltd.                                                $1,680,000        $ 1,669,166         0.19%
  5.45%, due 11/24/10 (c)
                                                                                                    -----------         ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                                $ 1,935,491         0.22%
                                                                                                    -----------         ----

COMMUNICATIONS EQUIPMENT
Motorola, Inc.                                                                    $  195,000        $   206,199         0.02%
  6.75%, due 2/1/06
                                                                                                    -----------         ----
TOTAL COMMUNICATIONS EQUIPMENT                                                                      $   206,199         0.02%
                                                                                                    -----------         ----

CONSUMER FINANCE
Ford Motor Credit Co.                                                             $1,550,000        $ 1,577,677         0.18%
  7.00%, due 10/1/13 (f)
General Motors Acceptance Corp.                                                   $  875,000        $   890,751         0.10%
  6.875%, due 8/28/12
General Motors Acceptance Corp.                                                   $  630,000        $   646,737         0.07%
  6.875%, due 9/15/11
Household Finance Corp.                                                           $  800,000        $   881,292         0.10%
  6.75%, due 5/15/11
MBNA Corp.                                                                        $  555,000        $   589,649         0.07%
  6.25%, due 1/17/07
                                                                                                    -----------         ----
TOTAL CONSUMER FINANCE                                                                              $ 4,586,106         0.52%
                                                                                                    -----------         ----

CONTAINERS & PACKAGING
Crown Euro Holdings S.A.                                                          $  740,000        $   849,150         0.10%
  10.875%, due 3/1/13
Norampac, Inc.                                                                    $  375,000        $   376,875         0.04%
  6.75%, due 6/1/13

                                                                              SHARES / PRINCIPAL
                                                                                    AMOUNT          MARKET VALUE    % NET ASSETS
Owens-Brockway Glass Container, Inc.                                              $  340,000        $   369,750         0.04%
  8.875%, due 2/15/09
Owens-Brockway Glass Container, Inc.                                              $  430,000        $   455,800         0.05%
  7.75%, due 5/15/11
Owens-Illinois, Inc.                                                              $  215,000        $   224,138         0.03%
  8.10%, due 5/15/07
Rock-Tenn Co.                                                                     $1,059,000        $ 1,239,419         0.14%
  8.20%, due 8/15/11
                                                                                                    -----------         ----
TOTAL CONTAINERS & PACKAGING                                                                        $ 3,515,132         0.40%
                                                                                                    -----------         ----

DIVERSIFIED FINANCIAL SERVICES
FGIC Corp.                                                                        $1,180,000        $ 1,160,853         0.13%
  6.00%, due 1/15/34 (c)
J Paul Getty Trust Series 2003                                                    $  755,000        $   749,023         0.08%
  5.875%, due 10/1/33
                                                                                                    -----------         ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                $ 1,909,876         0.21%
                                                                                                    -----------         ----

DIVERSIFIED TELECOMMUNICATION SERVICES
Citizens Communications Co.                                                       $1,035,000        $ 1,014,922         0.11%
  9.00%, due 8/15/31 (f)
MCI, Inc.                                                                         $  401,000        $   388,470         0.04%
  5.908%, due 5/1/07
MCI, Inc.                                                                         $  401,000        $   369,420         0.04%
  6.688%, due 5/1/09
MCI, Inc.                                                                         $  343,000        $   309,128         0.03%
  7.735%, due 5/1/14
Qwest Capital Funding, Inc.                                                       $  320,000        $   319,203         0.04%
  7.75%, due 8/15/06
Qwest Communications International, Inc.                                          $  565,000        $   545,225         0.06%
  7.25%, due 2/15/11 (c)
Qwest Corp.                                                                       $  140,000        $   154,000         0.02%
  9.125%, due 3/15/12 (c)
Qwest Corp.                                                                       $  190,000        $   165,775         0.02%
  7.25%, due 9/15/25
Qwest Corp.                                                                       $   20,000        $    19,700         0.00% (b)
  5.625%, due 11/15/08
Qwest Corp.                                                                       $  100,000        $    81,750         0.01%
  7.125%, due 11/15/43
Sprint Capital Corp.                                                              $1,070,000        $ 1,296,587         0.15%
  8.75%, due 3/15/32
Telefonos de Mexico, S.A. de C.V.                                                 $  545,000        $   534,246         0.06%
  4.50%, due 11/19/08
Telefonos de Mexico, S.A. de C.V.                                                 $  655,000        $   699,927         0.08%
  8.25%, due 1/26/06

                                                                              SHARES / PRINCIPAL
                                                                                    AMOUNT          MARKET VALUE    % NET ASSETS
                                                                                                    -----------         ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                        $ 5,898,353         0.66%
                                                                                                    -----------         ----

ELECTRIC UTILITIES
AES Gener SA                                                                      $  485,000        $   468,025         0.05%
  7.50%, due 3/25/14 (c)
Cedar Brakes II LLC                                                               $  490,266        $   509,877         0.06%
  9.875%, due 9/1/13
CenterPoint Energy, Inc. Series B                                                 $  540,000        $   560,195         0.06%
  5.875%, due 6/1/08
Consumers Energy Co.                                                              $  460,000        $   483,216         0.05%
  6.25%, due 9/15/06
Singapore Powerassets Ltd.                                                        $  625,000        $   616,969         0.07%
  5.00%, due 10/22/13 (c)
Southern California Edison Co.                                                    $  390,000        $   431,433         0.05%
  8.00%, due 2/15/07
Tenaska Virginia Partners LP                                                      $  610,000        $   609,884         0.07%
  6.119%, due 3/30/24 (c)
                                                                                                    -----------         ----
TOTAL ELECTRIC UTILITIES                                                                            $ 3,679,599         0.41%
                                                                                                    -----------         ----

ELECTRICAL EQUIPMENT
Emerson Electric Co.                                                              $  970,000        $   975,230         0.11%
  6.00%, due 8/15/32
Thomas & Betts Corp.                                                              $  330,000        $   356,124         0.04%
  7.25%, due 6/1/13
                                                                                                    -----------         ----
TOTAL ELECTRICAL EQUIPMENT                                                                          $ 1,331,354         0.15%
                                                                                                    -----------         ----

ENERGY EQUIPMENT & SERVICES
Entergy-Koch, L.P.                                                                $3,330,000        $ 3,311,865         0.37%
  3.65%, due 8/20/06 (c)
Pride International, Inc.                                                         $  380,000        $   391,875         0.04%
  7.375%, due 7/15/14 (c)
                                                                                                    -----------         ----
TOTAL ENERGY EQUIPMENT & SERVICES                                                                   $ 3,703,740         0.41%
                                                                                                    -----------         ----

FOOD & STAPLES RETAILING
CVS Corp.                                                                         $1,577,378        $ 1,558,749         0.18%
  5.789%, due 1/10/26 (c)
                                                                                                    -----------         ----
TOTAL FOOD & STAPLES RETAILING                                                                      $ 1,558,749         0.18%
                                                                                                    -----------         ----

FOOD PRODUCTS
Cargill, Inc.                                                                     $1,630,000        $ 1,587,190         0.18%
  5.00%, due 11/15/13 (c)
Smithfield Foods, Inc.                                                            $  305,000        $   321,012         0.04%
  7.625%, due 2/15/08 (f)

                                                                              SHARES / PRINCIPAL
                                                                                    AMOUNT          MARKET VALUE    % NET ASSETS
                                                                                                    -----------         ----
TOTAL FOOD PRODUCTS                                                                                 $ 1,908,202         0.22%
                                                                                                    -----------         ----

GAS UTILITIES
Gulfterra Energy Partners, L.P.                                                   $  375,000        $   450,000         0.05%
  10.625%, due 12/1/12
Gulfterra Energy Partners, L.P. Series B                                          $  255,000        $   279,225         0.03%
  8.50%, due 6/1/10
                                                                                                    -----------         ----
TOTAL GAS UTILITIES                                                                                 $   729,225         0.08%
                                                                                                    -----------         ----

HEALTH CARE EQUIPMENT & SUPPLIES
Fisher Scientific International, Inc.                                             $  195,000        $   194,756         0.02%
  6.75%, due 8/15/14 (c)
                                                                                                    -----------         ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                              $   194,756         0.02%
                                                                                                    -----------         ----

HEALTH CARE PROVIDERS & SERVICES
Caremark Rx, Inc.                                                                 $  640,000        $   684,627         0.08%
  7.375%, due 10/1/06
HCA, Inc.                                                                         $  330,000        $   307,028         0.03%
  7.50%, due 11/15/95
HCA, Inc.                                                                         $  210,000        $   225,904         0.03%
  8.36%, due 4/15/24
HCA, Inc.                                                                         $  335,000        $   385,936         0.04%
  8.75%, due 9/1/10
Manor Care, Inc.                                                                  $  420,000        $   433,125         0.05%
  6.25%, due 5/1/13
Manor Care, Inc.                                                                  $  535,000        $   602,543         0.07%
  8.00%, due 3/1/08
Medco Health Solutions, Inc.                                                      $  665,000        $   717,003         0.08%
  7.25%, due 8/15/13
Omnicare, Inc. Series B                                                           $  445,000        $   472,812         0.05%
  8.125%, due 3/15/11
Service Corp. International                                                       $   70,000        $    71,400         0.01%
  6.50%, due 3/15/08
Service Corp. International                                                       $  220,000        $   229,900         0.03%
  7.20%, due 6/1/06
                                                                                                    -----------         ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                              $ 4,130,278         0.47%
                                                                                                    -----------         ----

HOTELS, RESTAURANTS & LEISURE
Caesars Entertainment, Inc.                                                       $  210,000        $   231,787         0.03%
  8.125%, due 5/15/11
Chumash Casino & Resort Enterprise                                                $  215,000        $   234,350         0.03%
  9.00%, due 7/15/10 (c)

                                                                              SHARES / PRINCIPAL
                                                                                    AMOUNT          MARKET VALUE    % NET ASSETS
Harrah's Operating Co., Inc.                                                      $  370,000        $   416,670         0.05%
  8.00%, due 2/1/11
ITT Corp.                                                                         $  460,000        $   470,350         0.05%
  7.375%, due 11/15/15
Mandalay Resort Group                                                             $  200,000        $   207,000         0.02%
  7.00%, due 11/15/36
                                                                                                    -----------         ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                                                 $ 1,560,157         0.18%
                                                                                                    -----------         ----

HOUSEHOLD PRODUCTS
Fort James Corp.                                                                  $  145,000        $   145,362         0.02%
  6.625%, due 9/15/04
                                                                                                    -----------         ----
TOTAL HOUSEHOLD PRODUCTS                                                                            $   145,362         0.02%
                                                                                                    -----------         ----

INDUSTRIAL CONGLOMERATES
Stena AB                                                                          $  560,000        $   610,400         0.07%
  9.625%, due 12/1/12
                                                                                                    -----------         ----
TOTAL INDUSTRIAL CONGLOMERATES                                                                      $   610,400         0.07%
                                                                                                    -----------         ----

INSURANCE
Crum & Forster                                                                    $  210,000        $   227,850         0.03%
  10.375%, due 6/15/13
Fund American Cos., Inc.                                                          $1,300,000        $ 1,294,878         0.15%
  5.875%, due 5/15/13
Marsh & McLennan Cos., Inc.                                                       $1,165,000        $ 1,306,895         0.15%
  7.125%, due 6/15/09
                                                                                                    -----------         ----
TOTAL INSURANCE                                                                                     $ 2,829,623         0.33%
                                                                                                    -----------         ----

IT SERVICES
Electronic Data Systems Corp.                                                     $   30,000        $    28,450         0.00% (b)
  7.45%, due 10/15/29
Electronic Data Systems Corp.                                                     $   35,000        $    36,555         0.00% (b)
  7.125%, due 10/15/09
Electronic Data Systems Corp. Series B                                            $   15,000        $    14,461         0.00% (b)
  6.00%, due 8/1/13
Unisys Corp.                                                                      $  210,000        $   213,150         0.02%
  6.875%, due 3/15/10
                                                                                                    -----------         ----
TOTAL IT SERVICES                                                                                   $   292,616         0.02%
                                                                                                    -----------         ----

MACHINERY
Cummins, Inc.                                                                     $  205,000        $   209,100         0.02%
  6.45%, due 3/1/05
Navistar International Corp. Series B                                             $  415,000        $   446,125         0.05%
  9.375%, due 6/1/06 (f)

                                                                              SHARES / PRINCIPAL
                                                                                    AMOUNT          MARKET VALUE    % NET ASSETS
                                                                                                    -----------         ----
TOTAL MACHINERY                                                                                     $   655,225         0.07%
                                                                                                    -----------         ----

MARINE
Gulfmark Offshore, Inc.                                                           $  100,000        $    96,750         0.01%
  7.75%, due 7/15/14
                                                                                                    -----------         ----
TOTAL MARINE                                                                                        $    96,750         0.01%
                                                                                                    -----------         ----

MEDIA
Continental Cablevision, Inc.                                                     $  215,000        $   229,063         0.03%
  8.875%, due 9/15/05
Continental Cablevision, Inc.                                                     $  300,000        $   331,914         0.04%
  9.50%, due 8/1/13
Hollinger International Publishing                                                $  265,000        $   307,400         0.03%
  9.00%, due 12/15/10
Houghton Mifflin Co.                                                              $  365,000        $   377,775         0.04%
  7.20%, due 3/15/11
Morris Publishing Group LLC                                                       $  285,000        $   277,875         0.03%
  7.00%, due 8/1/13
News America, Inc.                                                                $  775,000        $   866,462         0.10%
  7.25%, due 5/18/18
PRIMEDIA, Inc.                                                                    $  145,000        $   133,400         0.02%
  8.00%, due 5/15/13 (c)
PRIMEDIA, Inc.                                                                    $   85,000        $    83,512         0.01%
  8.875%, due 5/15/11
Reader's Digest Association, Inc. (The)                                           $  375,000        $   371,250         0.04%
  6.50%, due 3/1/11
Tele-Communications, Inc.                                                         $  375,000        $   507,386         0.06%
  10.125%, due 4/15/22
Tele-Communications, Inc.                                                         $1,600,000        $ 2,024,181         0.23%
  9.80%, due 2/1/12
Time Warner Entertainment Co. LP                                                  $1,730,000        $ 2,221,753         0.25%
  10.15%, due 5/1/12
Time Warner, Inc.                                                                 $  400,000        $   460,853         0.05%
  8.05%, due 1/15/16
                                                                                                    -----------         ----
TOTAL MEDIA                                                                                         $ 8,192,824         0.93%
                                                                                                    -----------         ----

METALS & MINING
Allegheny Ludlum Corp.                                                            $  620,000        $   564,200         0.06%
  6.95%, due 12/15/25
Corporacion Nacional del Cobre-Codelco, Inc.                                      $1,000,000        $ 1,010,988         0.11%
  5.50%, due 10/15/13 (c)
Foundation PA Coal Co.                                                            $  295,000        $   297,212         0.03%
  7.25%, due 8/1/14 (c)

                                                                              SHARES / PRINCIPAL
                                                                                    AMOUNT          MARKET VALUE    % NET ASSETS
United States Steel LLC                                                           $  176,000        $   203,720         0.02%
  10.75%, due 8/1/08
                                                                                                    -----------         ----
TOTAL METALS & MINING                                                                               $ 2,076,120         0.22%
                                                                                                    -----------         ----

MULTILINE RETAIL
Target Corp.                                                                      $1,995,000        $ 2,092,021         0.24%
  6.35%, due 11/1/32
Target Corp.                                                                      $  675,000        $   830,244         0.09%
  8.60%, due 1/15/12
                                                                                                    -----------         ----
TOTAL MULTILINE RETAIL                                                                              $ 2,922,265         0.33%
                                                                                                    -----------         ----

MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The)                                                                   $  520,000        $   568,100         0.06%
  9.00%, due 5/15/15 (c)
AES Eastern Energy LP Series 1999 Class A                                         $  377,408        $   422,697         0.05%
  9.00%, due 1/2/17
Calpine Corp.                                                                     $  128,000        $   103,040         0.01%
  8.50%, due 7/15/10 (c)
NRG Energy, Inc.                                                                  $  645,000        $   659,511         0.07%
  8.00%, due 12/15/13 (c)
PSE&G Power LLC                                                                   $1,180,000        $ 1,249,157         0.14%
  6.875%, due 4/15/06
Tiverton/Rumford Power Associates Ltd., L.P.                                      $  675,495        $   503,243         0.06%
  9.00%, due 7/15/18 (c)
Westar Energy, Inc.                                                               $  255,000        $   255,000         0.03%
  6.875%, due 8/1/04
Westar Energy, Inc.                                                               $  425,000        $   460,737         0.05%
  7.125%, due 8/1/09
Westar Energy, Inc.                                                               $  430,000        $   473,927         0.05%
  7.875%, due 5/1/07
                                                                                                    -----------         ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                           $ 4,695,412         0.52%
                                                                                                    -----------         ----

OIL & GAS
Chesapeake Energy Corp.                                                           $  210,000        $   223,125         0.03%
  7.50%, due 9/15/13
El Paso Corp.                                                                     $  100,000        $    81,250         0.01%
  7.80%, due 8/1/31
Forest Oil Corp.                                                                  $  455,000        $   494,812         0.06%
  8.00%, due 12/15/11
Gazprom International S.A.                                                        $  625,000        $   615,625         0.07%
  7.201%, due 2/1/20 (c)
Pogo Producing Co. Series B                                                       $  260,000        $   284,700         0.03%
  8.25%, due 4/15/11

                                                                              SHARES / PRINCIPAL
                                                                                    AMOUNT          MARKET VALUE    % NET ASSETS
Tesoro Petroleum Corp.                                                            $  430,000        $   464,400         0.05%
  8.00%, due 4/15/08
Tosco Corp.                                                                       $1,734,000        $ 2,177,469         0.24%
  8.125%, due 2/15/30
Vintage Petroleum, Inc.                                                           $  425,000        $   455,814         0.05%
  8.25%, due 5/1/12
Westport Resources Corp.                                                          $  175,000        $   200,526         0.02%
  8.25%, due 11/1/11
                                                                                                    -----------         ----
TOTAL OIL & GAS                                                                                     $ 4,997,721         0.56%
                                                                                                    -----------         ----

PAPER & FOREST PRODUCTS
Appleton Papers, Inc.                                                             $  730,000        $   748,250         0.08%
  8.125%, due 6/15/11 (c)
Bowater, Inc.                                                                     $  355,000        $   388,734         0.04%
  9.00%, due 8/1/09
Georgia-Pacific Corp.                                                             $  145,000        $   148,988         0.02%
  8.25%, due 3/1/23
Georgia-Pacific Corp.                                                             $  250,000        $   290,000         0.03%
  9.375%, due 2/1/13
Georgia-Pacific Corp.                                                             $  400,000        $   459,001         0.05%
  8.875%, due 2/1/10
Georgia-Pacific Corp.                                                             $  270,000        $   257,850         0.03%
  7.25%, due 6/1/28
Georgia-Pacific Corp.                                                             $  250,000        $   279,375         0.03%
  8.875%, due 5/15/31
Norske Skog Canada Ltd.                                                           $  100,000        $    99,500         0.01%
  7.375%, due 3/1/14
Norske Skog Canada Ltd. Series D                                                  $  255,000        $   274,125         0.03%
  8.625%, due 6/15/11
Pope & Talbot, Inc.                                                               $  985,000        $ 1,014,550         0.11%
  8.375%, due 6/1/13
Tembec Industries, Inc.                                                           $  335,000        $   346,725         0.04%
  8.50%, due 2/1/11
                                                                                                    -----------         ----
TOTAL PAPER & FOREST PRODUCTS                                                                       $ 4,307,098         0.47%
                                                                                                    -----------         ----

PERSONAL PRODUCTS
Estee Lauder Cos., Inc.                                                           $1,388,000        $ 1,338,469         0.15%
  5.75%, due 10/15/33
                                                                                                    -----------         ----
TOTAL PERSONAL PRODUCTS                                                                             $ 1,338,469         0.15%
                                                                                                    -----------         ----

PHARMACEUTICALS
Wyeth                                                                             $1,925,000        $ 1,858,795         0.21%
  5.50%, due 2/1/14

                                                                              SHARES / PRINCIPAL
                                                                                    AMOUNT          MARKET VALUE    % NET ASSETS
Wyeth                                                                             $  525,000        $   501,213         0.06%
  6.50%, due 2/1/34
                                                                                                    -----------         ----
TOTAL PHARMACEUTICALS                                                                               $ 2,360,008         0.27%
                                                                                                    -----------         ----

REAL ESTATE
American Real Estate Partners LP/American Real Estate Finance                     $  635,000        $   650,875         0.07%
Corp.
  8.125%, due 6/1/12 (c)
CB Richard Ellis Services, Inc.                                                   $  169,000        $   185,900         0.02%
  9.75%, due 5/15/10
Hospitality Properties Trust                                                      $  270,000        $   288,730         0.03%
  7.00%, due 3/1/08
Host Marriot LP                                                                   $  550,000        $   543,125         0.06%
  7.00%, due 8/15/12 (c)
HRPT Properties Trust                                                             $  740,000        $   743,625         0.08%
  6.25%, due 8/15/16
iStar Financial, Inc.                                                             $1,045,000        $ 1,057,784         0.12%
  6.00%, due 12/15/10
Omega Healthcare Investors, Inc.                                                  $  405,000        $   385,762         0.04%
  7.00%, due 4/1/14 (c)
                                                                                                    -----------         ----
TOTAL REAL ESTATE                                                                                   $ 3,855,801         0.42%
                                                                                                    -----------         ----

TOBACCO
DIMON, Inc.                                                                       $  350,000        $   329,000         0.04%
  7.75%, due 6/1/13
DIMON, Inc. Series B                                                              $  160,000        $   166,400         0.02%
  9.625%, due 10/15/11
                                                                                                    -----------         ----
TOTAL TOBACCO                                                                                       $   495,400         0.06%
                                                                                                    -----------         ----

TRANSPORTATION INFRASTRUCTURE
PSA Corp. Ltd.                                                                    $1,750,000        $ 1,822,009         0.20%
  7.125%, due 8/1/05 (c)
                                                                                                    -----------         ----
TOTAL TRANSPORTATION INFRASTRUCTURE                                                                 $ 1,822,009         0.20%
                                                                                                    -----------         ----

WIRELESS TELECOMMUNICATION SERVICES
Triton PCS, Inc.                                                                  $   25,000        $    23,250         0.00% (b)
  8.50%, due 6/1/13
US Unwired, Inc.                                                                  $  130,000        $   132,275         0.01%
  10.00%, due 6/15/12 (c)
Vodafone Group PLC                                                                $1,350,000        $ 1,355,632         0.15%
  3.95%, due 1/30/08
                                                                                                    -----------         ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                           $ 1,511,157         0.16%
                                                                                                    -----------         ----

                                                                              SHARES / PRINCIPAL
                                                                                    AMOUNT         MARKET VALUE    % NET ASSETS
                                                                                                   ------------        -----
TOTAL CORPORATE BONDS                                                                              $105,805,598        11.86%
                                                                                                   ------------        -----

FHLMC
Federal Home Loan Mortgage Corp.                                                  $  811,017       $    771,943         0.09%
  3.00%, due 8/1/10
Federal Home Loan Mortgage Corp.                                                  $1,695,000       $  1,700,297         0.19%
  5.50%, due 8/12/34 (d)
Federal Home Loan Mortgage Corp.                                                  $1,205,000       $  1,193,152         0.13%
  3.625%, due 9/15/08
Federal Home Loan Mortgage Corp.                                                  $2,192,455       $  2,142,513         0.24%
  5.00%, due 8/1/33 (e)
                                                                                                   ------------        -----
TOTAL FHLMC                                                                                        $  5,807,905         0.65%
                                                                                                   ------------        -----

FNMA
Federal National Mortgage Association                                             $5,945,000       $  6,212,013         0.70%
  5.50%, due 5/2/06
Federal National Mortgage Association                                             $1,878,109       $  1,988,181         0.22%
  7.00%, due 2/1/32 (e)
Federal National Mortgage Association                                             $2,755,000       $  3,068,497         0.35%
  6.625%, due 9/15/09
Federal National Mortgage Association                                             $1,288,819       $  1,346,617         0.15%
  6.50%, due 8/1/31 (e)
Federal National Mortgage Association                                             $1,508,445       $  1,576,094         0.18%
  6.50%, due 6/1/31 (e)
Federal National Mortgage Association                                             $  760,251       $    794,345         0.09%
  6.50%, due 10/1/31 (e)
Federal National Mortgage Association                                             $7,165,000       $  7,759,079         0.87%
  6.25%, due 2/1/11
Federal National Mortgage Association                                             $17,910,00       $ 18,368,944         2.07%
  6.00%, due 8/12/34 (d)
Federal National Mortgage Association                                             $3,215,579       $  3,443,336         0.39%
  7.50%, due 8/1/31 (e)
Federal National Mortgage Association                                             $5,443,938       $  5,470,679         0.62%
  5.50%, due 11/1/33 (e)
Federal National Mortgage Association                                             $1,865,000       $  1,889,197         0.21%
  5.25%, due 8/1/12
Federal National Mortgage Association                                             $4,140,000       $  4,282,825         0.48%
  4.75%, due 1/2/07

                                                                              SHARES / PRINCIPAL
                                                                                    AMOUNT         MARKET VALUE    % NET ASSETS
Federal National Mortgage Association                                             $5,715,000       $  5,491,629         0.62%
  4.625%, due 5/1/13 (f)
Federal National Mortgage Association                                             $6,775,832       $  6,677,373         0.75%
  4.50%, due 7/1/18 (e)
Federal National Mortgage Association                                             $1,817,624       $  1,791,212         0.20%
  4.50%, due 4/1/18 (e)
Federal National Mortgage Association                                             $8,216,484       $  8,097,090         0.91%
  4.50%, due 11/1/18 (e)
Federal National Mortgage Association                                             $16,340,00       $ 16,722,977         1.88%
  5.50%, due 9/20/19 (d)
Federal National Mortgage Association                                             $10,635,00       $ 10,661,588         1.20%
  5.50%, due 8/12/34 (d)
                                                                                                   ------------        -----
TOTAL FNMA                                                                                         $105,641,676        11.89%
                                                                                                   ------------        -----

FOREIGN GOVERNMENT TREASURY
FOREIGN GOVERNMENTS
Province of Quebec                                                                $1,720,000       $  1,776,956         0.20%
  5.00%, due 7/17/09
Russian Federation Series REGS                                                    $  960,000       $    881,376         0.10%
  5.00%, due 3/31/30 --- 7.50%, beginning 3/31/07
United Mexican States                                                             $  530,000       $    538,480         0.06%
  6.625%, due 3/3/15
                                                                                                   ------------        -----
TOTAL FOREIGN GOVERNMENTS                                                                          $  3,196,812         0.36%
                                                                                                   ------------        -----

GOVERNMENT AGENCIES
Aries Vermogensverwaltungs GmbH                                                   $  250,000       $    265,625         0.03%
  9.60%, due 10/25/14(C)
                                                                                                   ------------        -----
TOTAL FOREIGN GOVERNMENT TREASURY                                                                  $  3,462,437         0.39%
                                                                                                   ------------        -----

GNMA
Government National Mortgage Association                                          $2,146,366       $  2,313,285         0.26%
  7.50%, due 12/15/28 (e)
Government National Mortgage Association                                          $  403,224       $    435,855         0.05%
  7.50%, due 12/15/23
Government National Mortgage Association                                          $  965,734       $  1,040,506         0.12%
  7.50%, due 11/25/28 (e)
Government National Mortgage Association                                          $2,742,851       $  2,830,183         0.32%
  6.00%, due 4/15/29 (e)

                                                                              SHARES / PRINCIPAL
                                                                                    AMOUNT          MARKET VALUE    % NET ASSETS
Government National Mortgage Association                                          $4,458,126        $ 4,595,495         0.52%
  6.00%, due 8/15/32 (e)
                                                                                                    -----------         ----
TOTAL GNMA                                                                                          $11,215,324         1.27%
                                                                                                    -----------         ----

PREFERRED STOCK
REAL ESTATE
Sovereign Real Estate Investment Corp. (c)                                               300        $   438,000         0.05%
                                                                                                    -----------         ----
TOTAL REAL ESTATE                                                                                   $   438,000         0.05%
                                                                                                    -----------         ----
TOTAL PREFERRED STOCK                                                                               $   438,000         0.05%
                                                                                                    -----------         ----

REVENUE BONDS
Harris County Texas Industrial Development Corp. Solid Waste                      $  660,000        $   663,782         0.07%
Disposal Revenue Deer Park
  5.683%, due 3/1/23
                                                                                                    -----------         ----
TOTAL REVENUE BONDS                                                                                 $   663,782         0.07%
                                                                                                    -----------         ----

U.S. TREASURY BONDS
United States Treasury Bond                                                       $   75,000        $    76,816         0.01%
  5.375%, due 2/15/31
United States Treasury Bond                                                       $  210,000        $   235,545         0.03%
  6.25%, due 8/15/23
United States Treasury Bond                                                       $    2,000        $     2,802         0.00% (b)
  8.75%, due 8/15/20
                                                                                                    -----------         ----
TOTAL U.S. TREASURY BONDS                                                                           $   315,163         0.04%
                                                                                                    -----------         ----

U.S. TREASURY NOTES
United States Treasury Note                                                       $    5,000        $     5,209         0.00% (b)
  4.875%, due 2/15/12
United States Treasury Note                                                       $9,245,000        $ 9,649,829         1.09%
  5.75%, due 11/15/05 (f)
United States Treasury Note                                                       $2,475,000        $ 2,732,652         0.31%
  6.00%, due 8/15/09

                                                                              SHARES / PRINCIPAL
                                                                                    AMOUNT          MARKET VALUE    % NET ASSETS
United States Treasury Note                                                       $4,415,000        $ 4,373,609         0.49%
  3.00%, due 2/15/08 (f)
United States Treasury Note                                                       $  811,000        $   840,018         0.09%
  4.375%, due 5/15/07 (f)
United States Treasury Note                                                       $3,900,000        $ 4,038,633         0.45%
  4.625%, due 5/15/06 (f)
                                                                                                    -----------         ----
TOTAL U.S. TREASURY NOTES                                                                           $21,639,950         2.43%
                                                                                                    -----------         ----

YANKEE BONDS (h)
ENERGY EQUIPMENT & SERVICES
Petroleum Geo-Services ASA                                                        $  505,000        $   535,300         0.06%
  10.00%, due 11/5/10
                                                                                                    -----------         ----
TOTAL ENERGY EQUIPMENT & SERVICES                                                                   $   535,300         0.06%
                                                                                                    -----------         ----

INSURANCE
Montpelier Re Holdings Ltd.                                                       $1,341,000        $ 1,356,246         0.15%
  6.125%, due 8/15/13
                                                                                                    -----------         ----
TOTAL INSURANCE                                                                                     $ 1,356,246         0.15%
                                                                                                    -----------         ----

MARINE
Sea Containers Ltd.                                                               $  160,000        $   167,400         0.02%
  10.75%, due 10/15/06
                                                                                                    -----------         ----
TOTAL MARINE                                                                                        $   167,400         0.02%
                                                                                                    -----------         ----

MEDIA
Rogers Cablesystem, Ltd.                                                          $  490,000        $   552,475         0.06%
  11.00%, due 12/1/15
                                                                                                    -----------         ----
TOTAL MEDIA                                                                                         $   552,475         0.06%
                                                                                                    -----------         ----

OIL & GAS
Husky Oil, Ltd.                                                                   $  765,000        $   865,261         0.10%
  8.90%, due 8/15/28 --- 11.188%, beginning 8/16/08
                                                                                                    -----------         ----
TOTAL OIL & GAS                                                                                     $   865,261         0.10%
                                                                                                    -----------         ----

PAPER & FOREST PRODUCTS
Abitibi-Consolidated, Inc.                                                        $  440,000        $   430,599         0.05%
  8.85%, due 8/1/30
Abitibi-Consolidated, Inc.                                                        $1,445,000        $ 1,311,338         0.15%
  6.00%, due 6/20/13 (f)
Tembec Industries, Inc.                                                           $  115,000        $   118,738         0.01%
  8.625%, due 6/30/09

                                                                              SHARES / PRINCIPAL
                                                                                    AMOUNT          MARKET VALUE    % NET ASSETS
                                                                                                    -----------         ----
TOTAL PAPER & FOREST PRODUCTS                                                                       $ 1,860,675         0.21%
                                                                                                    -----------         ----
TOTAL YANKEE BONDS                                                                                  $ 5,337,357         0.60%
                                                                                                    -----------         ----

COMMERCIAL PAPER
American Express Credit Corp.                                                    $ 9,850,000        $ 9,848,965         1.11%
  1.26% due 8/3/04
American Express Credit Corp.                                                    $   995,000        $   994,896         0.11%
  1.25% due 8/3/04
American General Finance Corp.                                                   $ 7,000,000        $ 6,995,702         0.79%
  1.30% due 8/17/04
Federal Home Loan Bank                                                           $ 14,240,00        $14,239,043         1.60%
  1.21% due 8/2/04
Federal National Mortgage Association                                            $   255,000        $   254,903         0.03%
  1.24% due 8/11/04
Federal National Mortgage Association                                            $ 9,025,000        $ 9,018,664         1.01%
  1.33% due 8/19/04 (e)
UBS Finance (Delaware) LLC                                                       $ 12,820,00        $12,819,060         1.44%
  1.32% due 8/2/04
COMMERCIAL BANKS
Deutsche Bank Financial LLC                                                      $ 6,340,000        $ 6,339,556         0.71%
  1.26% due 8/2/04
                                                                                                    -----------         ----
TOTAL COMMERCIAL BANKS                                                                              $ 6,339,556         0.71%
                                                                                                    -----------         ----

GOVERNMENT AGENCIES
Freddie Mac Discount Note                                                        $   845,000        $   844,915         0.10%
  1.21% due 8/3/04
                                                                                                    -----------         ----
TOTAL GOVERNMENT AGENCIES                                                                           $   844,915         0.10%
                                                                                                    -----------         ----
TOTAL COMMERCIAL PAPER                                                                              $61,355,704         6.90%
                                                                                                    -----------         ----

INVESTMENT COMPANIES
AIM Institutional Funds Group (g)                                                    588,299            588,299         0.07%
                                                                                                    -----------         ----
TOTAL INVESTMENT COMPANIES                                                                              588,299         0.07%
                                                                                                    -----------         ----

MASTER NOTE
Banc of America Securities LLC
   1.413%, due 8/2/04 (g)                                                          3,839,000          3,839,000         0.43%
                                                                                                    -----------         ----
TOTAL MASTER NOTE                                                                                     3,839,000         0.43%
                                                                                                    -----------         ----

REPURCHASE AGREEMENTS
Countrywide Securities Corp.
   1.383%, dated 7/31/04
   due 8/2/04
   Proceeds at Maturity
   $ 18,074,083 (g)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $18,886,117 and a Market Value
   of $18,433,514)                                                                18,072,000         18,072,000         2.03%
                                                                                                    -----------         ----

Credit Suisse First Boston LLC

   1.363%, dated 7/31/04
   due 8/2/04
   Proceeds at Maturity
   $ 11,161,268 (g)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $ 11,281,457,and a Market Value
   of $11,383,532)                                                                11,160,000         11,160,000           1.26%
                                                                                                  -------------         ------

Lehman Brothers Inc.
   1.363%, dated 7/31/04
   due 8/2/04
   Proceeds at Maturity
   $ 9,894,124 (g)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $ 12,628,878 and a Market Value
   of $10,384,265)                                                                 9,893,000          9,893,000           1.11%
                                                                                                  -------------         ------

Merrill Lynch Pierce Fenner & Smith, Inc.
   1.393%, dated 7/31/04
   due 8/2/2004
   Proceeds at Maturity
   $ 19,371,248 (g)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $19,287,846 and a Market Value
   of $20,337,745)                                                                19,369,000         19,369,000           2.18%
                                                                                                  -------------         ------
TOTAL REPURCHASE AGREEMENTS                                                                          58,494,000           6.58%
                                                                                                  -------------         ------

TOTAL SHORT-TERM INVSTMENTS                                                                        $124,277,003          13.98%
                                                                                                  -------------         ------

TOTAL INVESTMENTS
                                                                                                  -------------         ------
( COST $ 972,248,192) (l)                                                                          $999,051,728 (m)     112.40%
                                                                                                  -------------         ------
Liabilities in Excess of Cash and Other Assets                                                    ($110,179,735)        -12.40%
                                                                                                  -------------         ------
NET ASSETS                                                                                         $888,871,993         100.00%
                                                                                                  =============         ======

-------------------------
(a)   Non-income producing security.

(b)   Less than one hundredth of a percent.

(c)   May be sold to institutional investors only.

(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.

(e)   Segregated or partially segregated as collateral for TBA.

(f)   Represent securities out on loan or a portion which is out on loan.

(g) Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(h) Yankee Bond - Dollar Denominated bonds issued in United States by foreign banks and corporations.

(i)   ADR - American Depository Receipt

(j)   Illiquid security.

(k)   Restricted security.

(l)   The cost for federal income tax purposes is $ 976,628,660.

(m) At July 31, 2004, net unrealized appreciation was $ 22,423,068 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $ 54,764,236 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $ 32,341,168.

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                       SHARES / PRINCIPAL
                                             AMOUNT        MARKET VALUE    % NET ASSETS
MAINSTAY U.S. LARGE CAP EQUITY FUND
COMMON STOCK
AEROSPACE & DEFENSE
General Dynamics Corp.                          2,700        $  266,814         0.87%
Honeywell International, Inc.                  16,900        $  635,609         2.07%
                                                             ----------         ----
TOTAL AEROSPACE & DEFENSE                                    $  902,423         2.94%
                                                             ----------         ----

AIR FREIGHT & LOGISTICS
United Parcel Service, Inc. Class B             4,600        $  331,016         1.08%
                                                             ----------         ----
TOTAL AIR FREIGHT & LOGISTICS                                $  331,016         1.08%
                                                             ----------         ----

BEVERAGES
Anheuser-Busch Cos., Inc.                       8,250        $  428,175         1.40%
PepsiCo, Inc.                                  10,900        $  545,000         1.78%
                                                             ----------         ----
TOTAL BEVERAGES                                              $  973,175         3.18%
                                                             ----------         ----

BIOTECHNOLOGY
Amgen, Inc. (a)                                15,300        $  870,264         2.84%
MedImmune, Inc. (a)                             5,000        $  115,200         0.38%
                                                             ----------         ----
TOTAL BIOTECHNOLOGY                                          $  985,464         3.22%
                                                             ----------         ----

CAPITAL MARKETS
JPMorgan Chase & Co.                           15,048        $  561,743         1.83%
Merrill Lynch & Co., Inc.                      13,100        $  651,332         2.12%
State Street Corp.                              6,000        $  256,860         0.84%
                                                             ----------         ----
TOTAL CAPITAL MARKETS                                        $1,469,935         4.79%
                                                             ----------         ----

CHEMICALS
Dow Chemical Co. (The)                          7,700        $  307,153         1.00%
E.I. du Pont de Nemours & Co.                   8,000        $  342,960         1.12%
PPG Industries, Inc.                            2,500        $  147,375         0.48%
                                                             ----------         ----
TOTAL CHEMICALS                                              $  797,488         2.60%
                                                             ----------         ----

COMMERCIAL BANKS

                                                SHARES / PRINCIPAL
                                                      AMOUNT         MARKET VALUE       % NET ASSETS
U.S. Bancorp                                            24,200        $  684,860               2.23%
Wachovia Corp.                                           3,400        $  150,654               0.49%
                                                                      ----------         ----------
TOTAL COMMERCIAL BANKS                                                $  835,514               2.72%
                                                                      ----------         ----------

COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (a)                                 30,700        $  640,402               2.09%
                                                                      ----------         ----------
TOTAL COMMUNICATIONS EQUIPMENT                                        $  640,402               2.09%
                                                                      ----------         ----------

COMPUTERS & PERIPHERALS
Dell, Inc. (a)                                           8,300        $  294,401               0.96%
Hewlett-Packard Co.                                     24,838        $  500,486               1.63%
International Business Machines Corp.                    4,050        $  352,634               1.15%
                                                                      ----------         ----------
TOTAL COMPUTERS & PERIPHERALS                                         $1,147,521               3.74%
                                                                      ----------         ----------

CONSUMER FINANCE
MBNA Corp.                                              18,600        $  459,234               1.50%
                                                                      ----------         ----------
TOTAL CONSUMER FINANCE                                                $  459,234               1.50%
                                                                      ----------         ----------

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                         30,200        $1,331,518               4.34%
                                                                      ----------         ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES                                  $1,331,518               4.34%
                                                                      ----------         ----------

DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications, Inc.                             8,750        $  337,225               1.10%
                                                                      ----------         ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          $  337,225               1.10%
                                                                      ----------         ----------

ELECTRIC UTILITIES
Entergy Corp.                                            4,400        $  253,000               0.83%
Exelon Corp.                                             4,200        $  146,580               0.48%
                                                                      ----------         ----------
TOTAL ELECTRIC UTILITIES                                              $  399,580               1.31%
                                                                      ----------         ----------

ELECTRICAL EQUIPMENT
Emerson Electric Co.                                     8,950        $  543,265               1.77%
                                                                      ----------         ----------
TOTAL ELECTRICAL EQUIPMENT                                            $  543,265               1.77%
                                                                      ----------         ----------

ENERGY EQUIPMENT & SERVICES
Nabors Industries, Ltd. (a)                              5,900        $  274,350               0.89%
Schlumberger Ltd.                                        5,200        $  334,464               1.09%
Transocean, Inc. (a)                                     3,200        $   90,880               0.30%
                                                                      ----------         ----------
TOTAL ENERGY EQUIPMENT & SERVICES                                     $  699,694               2.28%
                                                                      ----------         ----------

                                         SHARES / PRINCIPAL
                                                AMOUNT         MARKET VALUE       % NET ASSETS
FOOD & STAPLES RETAILING
Costco Wholesale Corp. (a)                         5,100        $  207,366               0.68%
Walgreen Co.                                       6,700        $  243,880               0.80%
Wal-Mart Stores, Inc.                              7,250        $  384,322               1.25%
                                                                ----------         ----------
TOTAL FOOD & STAPLES RETAILING                                  $  835,568               2.73%
                                                                ----------         ----------

FOOD PRODUCTS
Sara Lee Corp.                                    11,700        $  256,932               0.84%
                                                                ----------         ----------
TOTAL FOOD PRODUCTS                                             $  256,932               0.84%
                                                                ----------         ----------

HEALTH CARE EQUIPMENT & SUPPLIES
Kinetic Concepts, Inc. (a)                         2,000        $   89,840               0.29%
Medtronic, Inc.                                    7,600        $  377,492               1.23%
Zimmer Holdings, Inc. (a)                          5,200        $  396,812               1.29%
                                                                ----------         ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                          $  864,144               2.81%
                                                                ----------         ----------

HEALTH CARE PROVIDERS & SERVICES
Anthem, Inc. (a)                                   4,500        $  371,115               1.21%
Cardinal Health, Inc.                              3,600        $  160,200               0.52%
UnitedHealth Group, Inc.                           4,500        $  283,050               0.92%
                                                                ----------         ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                          $  814,365               2.65%
                                                                ----------         ----------

HOUSEHOLD PRODUCTS
Clorox Co. (The)                                   3,100        $  154,287               0.50%
Colgate-Palmolive Co.                              2,500        $  133,000               0.43%
Procter & Gamble Co. (The)                         8,400        $  438,060               1.43%
                                                                ----------         ----------
TOTAL HOUSEHOLD PRODUCTS                                        $  725,347               2.36%
                                                                ----------         ----------

INDUSTRIAL CONGLOMERATES
3M Co.                                             4,200        $  345,912               1.13%
General Electric Co.                              24,250        $  806,313               2.63%
Tyco International Ltd.                           27,100        $  840,100               2.74%
                                                                ----------         ----------
TOTAL INDUSTRIAL CONGLOMERATES                                  $1,992,325               6.50%
                                                                ----------         ----------

INSURANCE
Allstate Corp. (The)                               8,700        $  409,596               1.34%
American International Group, Inc.                 8,600        $  607,590               1.98%
                                                                ----------         ----------
TOTAL INSURANCE                                                 $1,017,186               3.32%
                                                                ----------         ----------

INTERNET & CATALOG RETAIL

                                            SHARES / PRINCIPAL
                                                   AMOUNT        MARKET VALUE       % NET ASSETS
IAC/interActive Corp. (a)                           10,400        $  283,920               0.93%
                                                                  ----------         ----------
TOTAL INTERNET & CATALOG RETAIL                                   $  283,920               0.93%
                                                                  ----------         ----------

IT SERVICES
Accenture Ltd. Class A (a)                          13,200        $  325,116               1.06%
Automatic Data Processing, Inc.                      7,100        $  298,058               0.97%
                                                                  ----------         ----------
TOTAL IT SERVICES                                                 $  623,174               2.03%
                                                                  ----------         ----------

MEDIA
Comcast Corp. Class A (a)                           11,443        $  313,538               1.02%
Knight-Ridder, Inc.                                  3,600        $  236,844               0.77%
Time Warner, Inc. (a)                               17,500        $  291,375               0.95%
Viacom, Inc. Class B                                14,400        $  483,696               1.58%
                                                                  ----------         ----------
TOTAL MEDIA                                                       $1,325,453               4.32%
                                                                  ----------         ----------

METALS & MINING
Alcoa, Inc.                                         11,900        $  381,157               1.24%
                                                                  ----------         ----------
TOTAL METALS & MINING                                             $  381,157               1.24%
                                                                  ----------         ----------

MULTILINE RETAIL
Kohl's Corp. (a)                                     3,700        $  169,312               0.55%
Target Corp.                                         8,400        $  366,240               1.19%
                                                                  ----------         ----------
TOTAL MULTILINE RETAIL                                            $  535,552               1.74%
                                                                  ----------         ----------

OIL & GAS
BP PLC (b)                                           3,000        $  169,080               0.55%
ChevronTexaco Corp.                                  3,800        $  363,470               1.19%
ConocoPhillips                                       2,900        $  228,433               0.74%
ExxonMobil Corp.                                    19,600        $  907,480               2.96%
                                                                  ----------         ----------
TOTAL OIL & GAS                                                   $1,668,463               5.44%
                                                                  ----------         ----------

PHARMACEUTICALS
Johnson & Johnson                                    6,950        $  384,127               1.25%
Lilly (Eli) & Co.                                    3,900        $  248,508               0.81%
Merck & Co., Inc.                                    6,800        $  308,380               1.01%
Pfizer, Inc.                                        26,820        $  857,167               2.80%
Schering-Plough Corp.                               14,100        $  274,386               0.89%
                                                                  ----------         ----------
TOTAL PHARMACEUTICALS                                             $2,072,568               6.76%
                                                                  ----------         ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT

                                                  SHARES / PRINCIPAL
                                                        AMOUNT          MARKET VALUE        % NET ASSETS
Intel Corp.                                                37,900        $   924,002                3.01%
Novellus Systems, Inc. (a)                                  7,400        $   199,800                0.65%
Xilinx, Inc. (a)                                            5,000        $   147,150                0.48%
                                                                         -----------         -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                           $ 1,270,952                4.14%
                                                                         -----------         -----------

SOFTWARE
Microsoft Corp.                                            30,000        $   853,800                2.78%
Oracle Corp. (a)                                           26,300        $   276,413                0.90%
SAP AG (b)                                                  9,300        $   372,093                1.21%
Symantec Corp. (a)                                          2,800        $   130,928                0.43%
                                                                         -----------         -----------
TOTAL SOFTWARE                                                           $ 1,633,234                5.32%
                                                                         -----------         -----------

SPECIALTY RETAIL
Best Buy Co., Inc.                                          6,500        $   313,040                1.02%
Home Depot, Inc. (The)                                     13,100        $   441,732                1.44%
                                                                         -----------         -----------
TOTAL SPECIALTY RETAIL                                                   $   754,772                2.46%
                                                                         -----------         -----------

THRIFTS & MORTGAGE FINANCE
Federal Home Loan Mortgage Corp.                            5,800        $   372,998                1.22%
Federal National Mortgage Association                       5,200        $   368,992                1.20%
                                                                         -----------         -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                         $   741,990                2.42%
                                                                         -----------         -----------

TOBACCO
Altria Group, Inc.                                          3,200        $   152,320                0.50%
                                                                         -----------         -----------
TOTAL TOBACCO                                                            $   152,320                0.50%
                                                                         -----------         -----------

WIRELESS TELECOMMUNICATION SERVICES
Vodafone Group PLC (b)                                     15,200        $   330,296                1.08%
                                                                         -----------         -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                $   330,296                1.08%
                                                                         -----------         -----------

TOTAL INVESTMENTS
                                                                         -----------         -----------
  (Cost $29,880,799) (c)                                                 $30,133,172 (d)           98.25%
                                                                         -----------         -----------
Cash and Other Assets Less Liabilities                                   $   531,177                1.75%
                                                                         -----------         -----------
NET ASSETS                                                               $30,664,349              100.00%
                                                                         ===========         ===========

(a)   Non-income producing security.

(b)   ADR-American Depositary Receipt.

(c)   The cost for federal income tax purposes is $30,070,310.

(d) At July 31, 2004 net unrealized appreciation was $62,862, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,896,618 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,833,756.

PORTFOLIO HOLDINGS
As of 7/31/2004 (unaudited)

                                            SHARES / PRINCIPAL
                                                   AMOUNT          MARKET VALUE        % NET ASSETS
MAINSTAY VALUE FUND
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                    181,000        $ 9,185,750                1.32%
Northrop Grumman Corp.                              224,600        $11,813,960                1.70%
Raytheon Co.                                        285,400        $ 9,575,170                1.38%
                                                                   -----------         -----------
TOTAL AEROSPACE & DEFENSE                                          $30,574,880                4.40%
                                                                   -----------         -----------

BUILDING PRODUCTS
American Standard Cos., Inc. (a)                    106,800        $ 4,046,652                0.58%
                                                                   -----------         -----------
TOTAL BUILDING PRODUCTS                                            $ 4,046,652                0.58%
                                                                   -----------         -----------

CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)                     106,600        $ 9,401,054                1.35%
iShares Russell 1000 Value Index  (c)               228,200        $13,532,260                1.95%
JPMorgan Chase & Co.                                298,792        $11,153,906                1.61%
Merrill Lynch & Co., Inc.                           196,600        $ 9,774,952                1.41%
State Street Corp.                                   79,400        $ 3,399,114                0.49%
                                                                   -----------         -----------
TOTAL CAPITAL MARKETS                                              $47,261,286                6.81%
                                                                   -----------         -----------

COMMERCIAL BANKS
Bank of America Corp.                               231,163        $19,651,166                2.83%
PNC Financial Services Group, Inc. (The)            197,300        $ 9,983,380                1.44%
U.S. Bancorp (c)                                    350,300        $ 9,913,490                1.43%
Wachovia Corp.                                      271,000        $12,008,010                1.73%
                                                                   -----------         -----------
TOTAL COMMERCIAL BANKS                                             $51,556,046                7.43%
                                                                   -----------         -----------

COMMUNICATIONS EQUIPMENT
Motorola, Inc.                                      354,700        $ 5,650,371                0.81%
Nokia Corp.                                         642,200        $ 7,462,364                1.08%
                                                                   -----------         -----------
TOTAL COMMUNICATIONS EQUIPMENT                                     $13,112,735                1.89%
                                                                   -----------         -----------

COMPUTERS & PERIPHERALS
International Business Machines Corp.               165,000        $14,366,550                2.07%
                                                                   -----------         -----------
TOTAL COMPUTERS & PERIPHERALS                                      $14,366,550                2.07%
                                                                   -----------         -----------

                                                SHARES / PRINCIPAL
                                                       AMOUNT         MARKET VALUE     % NET ASSETS
CONTAINERS & PACKAGING
Smurfit-Stone Container Corp. (a)(c)                    897,400        $16,700,614         2.41%
                                                                       -----------         ----
TOTAL CONTAINERS & PACKAGING                                           $16,700,614         2.41%
                                                                       -----------         ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                         536,166        $23,639,559         3.40%
                                                                       -----------         ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                   $23,639,559         3.40%
                                                                       -----------         ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp. (c)                                        218,200        $11,346,400         1.63%
BellSouth Corp. (c)                                     334,200        $ 9,053,478         1.30%
SBC Communications, Inc.                                300,000        $ 7,602,000         1.10%
Sprint Corp.                                            485,400        $ 9,067,272         1.31%
Verizon Communications, Inc.                            439,900        $16,953,746         2.44%
                                                                       -----------         ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           $54,022,896         7.78%
                                                                       -----------         ----

ELECTRICAL EQUIPMENT
Cooper Industries, Ltd.                                  69,700        $ 3,963,839         0.57%
                                                                       -----------         ----
TOTAL ELECTRICAL EQUIPMENT                                             $ 3,963,839         0.57%
                                                                       -----------         ----

ENERGY EQUIPMENT & SERVICES
Diamond Offshore Drilling, Inc. (c)                     180,300        $ 4,406,532         0.63%
Pride International, Inc. (a)                           360,200        $ 6,483,600         0.93%
Rowan Cos., Inc. (a)                                    310,600        $ 7,584,852         1.09%
Transocean, Inc. (a)                                    390,900        $11,101,560         1.60%
                                                                       -----------         ----
TOTAL ENERGY EQUIPMENT & SERVICES                                      $29,576,544         4.25%
                                                                       -----------         ----

FOOD & STAPLES RETAILING
CVS Corp.                                               364,800        $15,274,176         2.20%
Kroger Co. (The) (a)                                    386,300        $ 6,103,540         0.88%
                                                                       -----------         ----
TOTAL FOOD & STAPLES RETAILING                                         $21,377,716         3.08%
                                                                       -----------         ----

FOOD PRODUCTS
Cadbury Schwppes PLC (d)                                335,400        $11,081,616         1.60%
General Mills, Inc.                                     273,500        $12,280,150         1.77%
Kraft Foods, Inc. (c)                                   279,600        $ 8,541,780         1.23%
                                                                       -----------         ----
TOTAL FOOD PRODUCTS                                                    $31,903,546         4.60%
                                                                       -----------         ----

HEALTH CARE PROVIDERS & SERVICES
HCA, Inc.                                               355,400        $13,736,210         1.98%

                                                 SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE         % NET ASSETS
                                                                       ------------         -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                  $13,736,210                1.98%
                                                                        -----------         -----------

HOUSEHOLD PRODUCTS
Kimberly-Clark Corp.                                     204,000        $13,070,280                1.88%
Procter & Gamble Co. (The)                               138,600        $ 7,227,990                1.04%
                                                                        -----------         -----------
TOTAL HOUSEHOLD PRODUCTS                                                $20,298,270                2.92%
                                                                        -----------         -----------

INSURANCE
Allstate Corp. (The)                                     303,300        $14,279,364                2.06%
American International Group, Inc.                       142,600        $10,074,690                1.45%
Hartford Financial Services Group, Inc. (The)            230,200        $14,986,020                2.16%
Marsh & McLennan Cos., Inc.                              279,100        $12,386,458                1.78%
Prudential Financial, Inc.                               277,600        $12,925,056                1.86%
St. Paul Travelers Cos., Inc. (The)                      311,611        $11,551,421                1.66%
                                                                        -----------         -----------
TOTAL INSURANCE                                                         $76,203,009               10.97%
                                                                        -----------         -----------

IT SERVICES
Computer Sciences Corp. (a)                              345,700        $16,334,325                2.35%
                                                                        -----------         -----------
TOTAL IT SERVICES                                                       $16,334,325                2.35%
                                                                        -----------         -----------

MACHINERY
Navistar International Corp. (a)(c)                      506,100        $18,194,295                2.62%
                                                                        -----------         -----------
TOTAL MACHINERY                                                         $18,194,295                2.62%
                                                                        -----------         -----------

METALS & MINING
Alcoa, Inc.                                              356,456        $11,417,286                1.64%
                                                                        -----------         -----------
TOTAL METALS & MINING                                                   $11,417,286                1.64%
                                                                        -----------         -----------

OIL & GAS
ChevronTexaco Corp.                                      133,252        $12,745,554                1.84%
ConocoPhillips                                           184,900        $14,564,573                2.10%
ExxonMobil Corp.                                         401,500        $18,589,450                2.68%
Kerr-McGee Corp.                                         237,300        $12,458,250                1.79%
                                                                        -----------         -----------
TOTAL OIL & GAS                                                         $58,357,827                8.41%
                                                                        -----------         -----------

PAPER & FOREST PRODUCTS
Bowater, Inc. (c)                                        199,500        $ 7,441,350                1.07%
International Paper Co.                                  244,000        $10,548,120                1.52%
                                                                        -----------         -----------
TOTAL PAPER & FOREST PRODUCTS                                           $17,989,470                2.59%
                                                                        -----------         -----------

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT             MARKET VALUE          % NET ASSETS
PHARMACEUTICALS
Bristol-Myers Squibb Co.                                                  439,600         $  10,066,840                   1.45%
Merck & Co., Inc.                                                         408,000         $  18,502,800                   2.66%
                                                                                          -------------          -------------
TOTAL PHARMACEUTICALS                                                                     $  28,569,640                   4.11%
                                                                                          -------------          -------------

ROAD & RAIL
Burlington Northern Santa Fe Corp.                                        274,100         $   9,725,068                   1.40%
                                                                                          -------------          -------------
TOTAL ROAD & RAIL                                                                         $   9,725,068                   1.40%
                                                                                          -------------          -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc. (a)(c)                                       266,900         $   3,333,581                   0.48%
                                                                                          -------------          -------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                            $   3,333,581                   0.48%
                                                                                          -------------          -------------

SPECIALTY RETAIL
Gap, Inc. (The) (c)                                                       574,600         $  13,043,420                   1.88%
                                                                                          -------------          -------------
TOTAL SPECIALTY RETAIL                                                                    $  13,043,420                   1.88%
                                                                                          -------------          -------------

THRIFTS & MORTGAGE FINANCE
Washington Mutual, Inc.                                                   190,350         $   7,385,580                   1.06%
                                                                                          -------------          -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                                          $   7,385,580                   1.06%
                                                                                          -------------          -------------
TOTAL COMMON STOCK                                                                        $ 636,690,844                  91.68%
                                                                                          -------------          -------------

CONVERTIBLE PREFERRED STOCK
HEALTH CARE PROVIDERS & SERVICES
Goldman Sachs Group, Inc. (The) 1.875% Series UHS (e)                     138,900         $   6,364,675                   0.92%
                                                                                          -------------          -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                    $   6,364,675                   0.92%
                                                                                          -------------          -------------

OIL & GAS
Goldman Sachs Group, Inc. (The) 2.125% Series OSX (e)                      60,000         $   6,685,200                   0.96%
Goldman Sachs Group, Inc. (The) 2.25% Series OSX (e)                        4,000         $   8,080,640                   1.17%
                                                                                          -------------          -------------
TOTAL OIL & GAS                                                                           $  14,765,840                   2.13%
                                                                                          -------------          -------------

SOFTWARE
Goldman Sachs Group, Inc. (The) 2.00% Series BMC (e)                      360,640         $   5,790,796                   0.83%
                                                                                          -------------          -------------
TOTAL SOFTWARE                                                                            $   5,790,796                   0.83%
                                                                                          -------------          -------------
TOTAL CONVERTIBLE PREFERRED STOCK                                                         $  26,921,311                   3.88%
                                                                                          -------------          -------------

STOCK OPTIONS
COMMUNICATIONS EQUIPMENT
Nokia Corp. Strike Price $15.00 Expire 10/16/04 (a)(f)(g)               1,000,000         $     150,000                   0.02%
                                                                                          -------------          -------------
TOTAL COMMUNICATIONS EQUIPMENT                                                            $     150,000                   0.02%
                                                                                          -------------          -------------

ENERGY EQUIPMENT & SERVICES
Rowan Cos., Inc. Strike Price $25.00 Expire 10/16/04 (a)(f)(g)            485,100         $     521,482                   0.08%

                                                                                       --------------          -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                                       $     521,482                   0.08%
                                                                                       --------------          -------------

MACHINERY
Navistar International Corp. Strike Price
  $50.00 Expire 10/16/04 (a)(f)(g)                                      107,800         $      16,170                   0.00% (b)
                                                                                       --------------          -------------
TOTAL MACHINERY                                                                         $      16,170                   0.00% (b)
                                                                                       --------------          -------------
TOTAL STOCK OPTIONS                                                                     $     687,652                   0.10%
                                                                                       --------------          -------------

COMMERCIAL PAPER
American Express Credit Corp.                                     $   8,000,000         $   7,999,166                   1.15%
  1.25% due 8/3/04
General Electric Capital Corp.                                    $   5,000,000         $   4,996,929                   0.72%
  1.30% due 8/17/04
UBS Finance (Delaware) LLC                                        $   4,000,000         $   3,996,598                   0.58%
  1.33% due 8/23/04
UBS Finance (Delaware) LLC                                        $   13,640,00         $  13,639,000                   1.96%
  1.32% due 8/2/04
                                                                                       --------------          -------------
TOTAL COMMERCIAL PAPER                                                                  $  30,631,693                   4.41%
                                                                                       --------------          -------------

INVESTMENT COMPANY
AIM Institutional Funds Group (h)                                        80,199         $      80,199                   0.01%
                                                                                       --------------          -------------
TOTAL INVESTMENT COMPANY                                                                $      80,199                   0.01%
                                                                                       --------------          -------------

MASTER NOTE
Banc of America Securities LLC
  1.4124%, dated 7/30/04 due 8/2/04 (h)                           $  24,428,000         $  24,428,000                   3.52%
                                                                                       --------------          -------------
TOTAL MASTER NOTE                                                                       $  24,428,000                   3.52%
                                                                                       --------------          -------------

REPURCHASE AGREEMENTS
Countrywide Securities Corp.
  1.3824%, dated 7/30/04 due 8/2/04
  Proceeds at Maturity $86,009 (h)
  (Collateralized by Various Bonds with a Principal Amount
   of $89,874 and a Market Value of $87,720 )                     $      86,000         $      86,000                   0.01%
Credit Suisse
First Boston LLC 1.3624%, dated 7/30/04
  due 8/2/04
 Proceeds at Maturity $12,171,382 (h)
  (Collateralized by Various Bonds with a Principal Amount
   of $12,302,460 and a Market Value of $12,413,773)              $  12,170,000         $  12,170,000                   1.75%
Lehman Brothers, Inc.
  1.3624%, dated 7/30/04 due 8/2/04
  Proceeds at Maturity $17,001,930 (h)
  (Collateralized by Various Bonds with a Principal Amount
   of $21,701,478 and a Market Value of $17,844,331)              $  17,000,000         $  17,000,000                   2.45%
Merrill Lynch & Co.
  1.3924%, dated 7/30/04 due 8/2/04
  Proceeds at Maturity $29,836,462 (h)
  (Collateralized by Various Bonds with a Principal Amount
   of $29,707,917 and a Market Value of $31,325,013)              $  29,833,000         $  29,833,000                   4.30%
                                                                                       --------------          -------------
TOTAL REPURCHASE AGREEMENTS                                                             $  59,089,000                   8.51%
                                                                                       --------------          -------------
TOTAL INVESTMENTS (COST $712,023,650)(I)                                                $ 778,528,699 (j)             112.11%
                                                                                       --------------          -------------

Liabilities in Excess of Cash and Other Assets                                         ($  84,086,379)                (12.11%)
                                                                                       --------------          -------------
NET ASSETS                                                                              $ 694,442,320                 100.00%
                                                                                       ==============          =============

(a)   Non-income producing security.

(b)   Less than one hundredth of a percent.

(c)   Represents a security of which a portion is out on loan.

(d)   ADR-American Depository Receipt.

(e) Synthetic Convertible-an equity linked security issued by an entity other than the issuer of the underlying equity instrument.

(f)   One option relates to 100 shares.

(g)   Options can be exercised into the underlying common stock.

(h) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(i)   The cost for federal income tax purposes is $713,602,863.

(j) At July 31, 2004 net unrealized appreciation was $64,925,836. This consisted of aggregate gross unrealized appreciation of all investments on which there was an excess of market value over cost of $76,149,728 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $11,223,892.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By:      /s/ Gary E. Wendlandt
         --------------------------
         GARY E. WENDLANDT
         President and Chief Executive Officer

Date:    September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Gary E. Wendlandt
         --------------------------
         GARY E. WENDLANDT
         President and Chief Executive Officer

Date:    September 29, 2004

By:      /s/ Patrick J. Farrell
         --------------------------
         PATRICK J. FARRELL
         Treasurer and
         Chief Financial and Accounting Officer

Date:    September 29, 2004